PROSPECTUS

   OCTOBER 1, 1998

_______________________


 MONEY MARKET FUNDS





       [LOGO]













                  [COVER WITH CASH, FEDERAL RESERVE BANK, OFFICE]







                                        _________________________________

                                             CASH INVESTMENT FUND
                                          READY CASH INVESTMENT FUND
                                             U.S. GOVERNMENT FUND
                                              TREASURY PLUS FUND
                                                 TREASURY FUND
                                          MUNICIPAL MONEY MARKET FUND

                                        _________________________________



______________________________________________________________________________
|MUTUAL FUNDS ARE NOT INSURED BY THE FDIC,  |                |                 |
|FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT,   |MAY LOSE VALUE  |NO BANK GUARANTEE|
|OR ANY GOVERNMENT AGENCY                   |                |                 |
|___________________________________________|________________|________________ |

                             NORWEST ADVANTAGE FUNDS





                                 October 1, 1998




                              CASH INVESTMENT FUND


                            READY CASH INVESTMENT FUND


                              U.S. GOVERNMENT FUND


                               TREASURY PLUS FUND


                                  TREASURY FUND


                           MUNICIPAL MONEY MARKET FUND



















AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       TABLE OF CONTENTS         [COVER GRAPHICS]

      OVERVIEW........................................2
                                                                  [OVERVIEW TAB]


      FINANCIAL HIGHLIGHTS............................6
                                                      [FINANCIAL HIGHLIGHTS TAB]


      GLOSSARY.......................................12
                                                                  [GLOSSARY TAB]

[INVESTMENT ICON]
      INVESTMENT OBJECTIVES AND POLICIES.............13
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

[RISK ICON]
      RISK CONSIDERATIONS............................16


      COMMON POLICIES................................17
                                                           [COMMON POLICIES TAB]


      MANAGEMENT OF THE FUNDS........................18
                                                   {MANAGEMENT OF THE FUNDS TAB]


      HOW TO BUY AND SELL SHARES.....................20
                                                    [HOW TO BUY AND SELL SHARES]


      DISTRIBUTIONS AND TAX MATTERS..................26
                                             [DISTRIBUTIONS AND TAX MATTERS TAB]


     OTHER INFORMATION...............................28
                                                         [OTHER INFORMATION TAB]

2

      OVERVIEW      [COINS, FEDERAL RESERVE BANK]

The following is a summary of information about the Funds. Before investing, you should read the prospectus and consider the discussions under Investment Objectives and Policies and Risk Considerations.

No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

THE FUNDS AT A GLANCE

[FUND ICON]

      FUND                                 OBJECTIVE                             PRIMARY INVESTMENTS

      CASH INVESTMENT FUND AND             High current income, preservation     High-quality money market
      READY CASH INVESTMENT FUND           of capital, and liquidity.            instruments of U.S. and foreign
                                                                                 issuers.

      U.S. GOVERNMENT FUND                 High current income, preservation     Securities issued or guaranteed by
                                           of capital, and liquidity.            the U.S. Government, its agencies,
                                                                                 and its instrumentalities.

      TREASURY PLUS FUND                   High current income, preservation     Securities issued or guaranteed by
                                           of capital, and liquidity.            the U.S. Treasury and repurchase
                                                                                 agreements on those obligations.

      TREASURY FUND                        High current income, preservation     Securities issued or guaranteed by
                                           of capital, and liquidity.            the U.S. Treasury.

      MUNICIPAL MONEY MARKET FUND          High current tax-exempt income,       Municipal securities paying
                                           preservation of capital, and          interest exempt from federal
                                           liquidity.                            income tax.

CLASSES OF SHARES

This Prospectus offers certain classes of shares of the Funds. Each class is designed for a different type of investor and may have different fees or investment minimums.

* All of the Funds, except Ready Cash Investment Fund, offer Institutional Shares. Institutional Shares are designed for institutional investors.

* Ready Cash Investment Fund and Municipal Money Market Fund offer Investor Shares. Investor Shares are designed for retail investors.

                                                                               3
          FUND STRUCTURES
                                                                  [OVERVIEW TAB]

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in 1 or more other funds identified in this prospectus as Portfolios. Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.

          MANAGEMENT OF THE FUNDS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser of the Funds and Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets. This prospectus generally refers to Norwest as the Adviser.

The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS

You may purchase or redeem the Funds' shares without sales or other charges.

* Investor Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

* Institutional Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

EXCHANGES

If you own shares of a Fund, you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.

DISTRIBUTIONS

Each Fund distributes to shareholders its net capital gain, if any, at least annually. The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.


RISK FACTORS
[RISK ICON]
Investment in a Fund is subject to risk. There is the risk that a Fund may not be able to maintain a stable net asset value of $1.00 per share. The amount and types of risk vary from Fund to Fund depending on the Adviser's strategy, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

4

If you invest in a Fund, the income you receive will vary with changes in interest rates. In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the principal and interest on its obligations when due. Some of the Funds reduce credit risk by investing primarily or exclusively in U.S.
Government securities.

Each Fund has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.

EXPENSES OF INVESTING IN THE FUNDS
The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. There are no transaction charges for purchasing, redeeming, or exchanging shares. The Funds do not have distribution expenses.

    ANNUAL FUND OPERATING EXPENSES(1)(5)
    (as a percentage of average daily net assets after applicable expense reimbursements and fee waivers)

                                                              THE FUNDS                             THE PORTFOLIOS
                                                              ---------                             --------------
                                           Investment Advisory        Other Expenses      Investment      Other      Total Operating
                                           -------------------        --------------      ----------      -----      ---------------
                                               Fees(3)                                  Advisory Fees     Expenses       Expenses
                                               -------                                   -------------   --------       --------

FUNDS
Cash Investment Fund                                N/A                  0.22%                0.22%         0.04%         0.48%(4)
Ready Cash Investment Fund
     (Investor Shares)                              N/A                  0.42%                0.33%         0.07%         0.82%(4)
U.S. Government Fund                              0.14%                  0.36%               N/A           N/A            0.50%
Treasury Plus Fund(2)                             0.20%                  0.30%               N/A           N/A            0.50%
Treasury Fund                                     0.15%                  0.31%               N/A           N/A            0.46%
Municipal Money Market Fund(3)
     Institutional Shares                         0.32%                  0.13%               N/A           N/A            0.45%
     Investor Shares                              0.32%                  0.33%               N/A           N/A            0.65%


(1) Cash Investment Fund and Ready Cash Investment Fund bear their pro rata share of the expenses of the Portfolios in which they invest.
(2) The expenses, and any waivers and reimbursements, for Treasury Plus Fund are estimated.

(3) Absent waivers, Investment Advisory Fees for Municipal Money Market Fund Investor Shares and Institutional Shares would be 0.34%. Absent waivers The Portfolio - Investment Advisory Fees for Cash Investment Fund would be 0.24%.

(4) Norwest and the Funds' Administrator have agreed to waive their fees in order to maintain Cash Investment Fund's total operating expenses through May 31, 1999 at 0.48%. Any reduction of those waivers after May 31, 1999 requires approval by the Fund's Board of Trustees. Norwest and the Funds' Administrator have agreed to waive their respective fees or reimburse expenses in order to maintain Ready Cash Investment Fund's total operating expenses at 0.82%. Any reduction of those waivers or reimbursements requires Board review.

(5) Absent expense reimbursements and fee waivers, Funds-Other Expenses and Total Operating Expenses would be: Cash Investment Fund 0.26% and 0.56%, U.S. Government Fund 0.38% and 0.51%, Treasury Plus Fund 0.40% and 0.60%, Treasury Fund 0.39% and 0.54% and Municipal Money Market Fund Investor Shares 0.49% and 0.83% and Institutional Shares 0.25% and 0.59%. Absent expense reimbursements and fee waivers, Portfolios-Other Expenses would be Cash Investment Fund 0.07%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

                                                                  [OVERVIEW TAB]


EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                             HYPOTHETICAL EXPENSE EXAMPLE
                                    1 YEAR            3 YEARS          5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------
    Cash Investment Fund                       $5               $15               $27               $60
    Ready Cash Investment Fund
        Investor Shares                         8                26                46               101
    U.S. Government Fund                        5                16                28                63
    Treasury Plus Fund                          5                16                28                63
    Treasury Fund                               5                15                26                58
    Municipal Money Market Fund
        Investor Shares                         5                14                25                57
        Institutional Shares                    7                21                36                81



6


       FINANCIAL HIGHLIGHTS             [PICTURE OF OFFICE ENVIRONMENT]


    The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.




                                                                               Distributions    Ending
                                               Beginning Net         Net          from Net     Net Asset
                                                Asset Value      Investment      Investment    Value Per
                                                 Per Share         Income          Income        Share
-----------------------------------------------------------------------------------------------------------
CASH INVESTMENT FUND
Year Ended May 31, 1998                            $1.00           $0.053         ($0.053)       $1.00
Year Ended May 31, 1997                            $1.00           $0.051         ($0.051)       $1.00
Year Ended May 31, 1996                            $1.00           $0.054         ($0.054)       $1.00
Year Ended May 31, 1995                            $1.00           $0.049         ($0.049)       $1.00
Year Ended May 31, 1994                            $1.00           $0.031         ($0.031)       $1.00
Year Ended May 31, 1993                            $1.00           $0.033         ($0.033)       $1.00
December 1, 1991 to May 31, 1992                   $1.00           $0.021         ($0.021)       $1.00
Year Ended November 30, 1991                       $1.00           $0.061         ($0.061)       $1.00
Year Ended November 30, 1990                       $1.00           $0.079         ($0.079)       $1.00
Year Ended November 30, 1989                       $1.00           $0.088         ($0.088)       $1.00
Year Ended November 30, 1988                       $1.00           $0.071         ($0.071)       $1.00
----------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(c) Annualized.


                Ratio to Average
                    Net Assets
------------------------------------------------------------------

   Net                                            Net Assets at
Investment      Net         Gross       Total      End of Period
  Income      Expenses   Expenses(a)   Return    (000's Omitted)
------------------------------------------------------------------

  5.29%(b)     0.48%(b)     0.57%(b)    5.42%          $4,685,818
  5.07%        0.48%        0.49%       5.21%          $2,147,894
  5.36%        0.48%        0.49%       5.50%          $1,739,549
  4.87%        0.48%        0.50%       4.96%          $1,464,304
  3.11%        0.49%        0.49%       3.16%          $1,381,402
  3.29%        0.50%        0.51%       3.36%          $1,944,948
 4.23%(c)     0.50%(c)    0.56%(c)    4.29%(c)         $1,292,196
  6.11%        0.51%        0.54%       6.31%          $1,004,979
  7.92%        0.45%        0.57%       8.22%            $747,744
  8.81%        0.45%        0.64%       9.22%            $662,698
  7.00%        0.43%        0.74%       7.32%            $316,349

8






                                                                                Distributions    Ending
                                                 Beginning Net        Net          from Net     Net Asset
                                                  Asset Value      Investment     Investment    Value Per
                                                   Per Share         Income         Income        Share
------------------------------------------------------------------------------------------------------------
READY CASH INVESTMENT FUND
Investor Shares
Year Ended May 31, 1998                              $1.00           $0.050        ($0.050)       $1.00
Year Ended May 31, 1997                              $1.00           $0.047        ($0.047)       $1.00
Year Ended May 31, 1996                              $1.00           $0.051        ($0.051)       $1.00
Year Ended May 31, 1995                              $1.00           $0.045        ($0.045)       $1.00
Year Ended May 31, 1994                              $1.00           $0.027        ($0.027)       $1.00
Year Ended May 31, 1993                              $1.00           $0.030        ($0.030)       $1.00
December 1, 1991 to May 31, 1992                     $1.00           $0.020        ($0.020)       $1.00
Year Ended November 30, 1991                         $1.00           $0.058        ($0.058)       $1.00
Year Ended November 30, 1990                         $1.00           $0.076        ($0.076)       $1.00
Year Ended November 30, 1989                         $1.00           $0.085        ($0.085)       $1.00
January 20, 1988 to November 30, 1988(d)             $1.00           $0.059        ($0.059)       $1.00
-----------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b)  Includes expenses allocated from Portfolio(s) in which the Fund invests.
(c)  Annualized.
(d)  Commencement  of  operations;  the initial class of shares became  Investor
     Shares.






                 Ratio to Average
                    Net Assets
-------------------------------------------------------------------

    Net                                           Net Assets at
 Investment      Net        Gross       Total      End of Period
   Income     Expenses   Expenses(a)    Return   (000's Omitted)
------------------------------------------------------------------


   4.95%(b)   0.82%(b)     0.82%(b)     5.07%            $789,380
   4.75%        0.82%       0.83%       4.87%            $576,011
   5.02%        0.82%       0.87%       5.17%            $473,879
   4.64%        0.82%       0.91%       4.62%            $268,603
   2.70%        0.82%       0.92%       2.74%            $164,138
   3.04%        0.82%       0.94%       3.08%            $162,585
  4.01%(c)    0.82%(c)     0.93%(c)    4.05%(c)          $176,378
   5.81%        0.82%       0.96%       5.98%            $183,775
   7.56%        0.82%       0.97%       7.83%            $166,911
   8.51%        0.81%       0.99%       8.86%            $144,117
  7.11%(c)    0.77%(c)     1.13%(c)    6.97%(c)           $46,736

                                                                               9

                                                                                Distributions    Ending
                                                 Beginning Net        Net          from Net     Net Asset
                                                  Asset Value      Investment     Investment    Value Per
                                                   Per Share         Income         Income        Share
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT FUND
Year Ended May 31, 1998                              $1.00           $0.051        ($0.051)       $1.00
Year Ended May 31, 1997                              $1.00           $0.049        ($0.049)       $1.00
Year Ended May 31, 1996                              $1.00           $0.052        ($0.052)       $1.00
Year Ended May 31, 1995                              $1.00           $0.047        ($0.047)       $1.00
Year Ended May 31, 1994                              $1.00           $0.030        ($0.030)       $1.00
Year Ended May 31, 1993                              $1.00           $0.030        ($0.030)       $1.00
December 1, 1991 to May 31, 1992                     $1.00           $0.020        ($0.020)       $1.00
Year Ended November 30, 1991                         $1.00           $0.058        ($0.058)       $1.00
Year Ended November 30, 1990                         $1.00           $0.077        ($0.077)       $1.00
Year Ended November 30, 1989                         $1.00           $0.085        ($0.085)       $1.00
Year Ended November 30, 1988                         $1.00           $0.069        ($0.069)       $1.00
-----------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Annualized.
                                                      [FINANCIAL HIGHLIGHTS TAB]



                  Ratio to Average
                     Net Assets
 ------------------------------------------------------------------

     Net                                            Net Assets at
  Investment      Net        Gross        Total     End of Period
    Income     Expenses   Expenses(a)    Return    (000's Omitted)
-------------------------------------------------------------------

    5.08%        0.50%       0.51%        5.20%         $2,260,208
    4.91%        0.49%       0.49%        5.04%         $1,912,574
    5.13%        0.50%       0.51%        5.27%         $1,649,721
    4.68%        0.50%       0.52%        4.81%         $1,159,421
    3.02%        0.47%       0.53%        3.07%         $1,091,141
    3.00%        0.45%       0.57%        3.06%           $903,274
   3.99%(b)    0.45%(b)     0.61%(b)    4.07%(b)          $623,685
    5.84%        0.45%       0.60%        6.00%           $469,487
    7.66%        0.45%       0.61%        7.94%           $500,794
    8.51%        0.45%       0.65%        8.87%           $394,137
    6.87%        0.42%       0.73%        7.13%           $254,104

10



                                                                                Distributions    Ending
                                                 Beginning Net        Net          from Net     Net Asset
                                                  Asset Value      Investment     Investment    Value Per
                                                   Per Share         Income         Income        Share
-----------------------------------------------------------------------------------------------------------
TREASURY FUND
Year Ended May 31, 1998                              $1.00           $0.049        ($0.049)       $1.00
Year Ended May 31, 1997                              $1.00           $0.047        ($0.047)       $1.00
Year Ended May 31, 1996                              $1.00           $0.050        ($0.050)       $1.00
Year Ended May 31, 1995                              $1.00           $0.046        ($0.046)       $1.00
Year Ended May 31, 1994                              $1.00           $0.028        ($0.028)       $1.00
Year Ended May 31, 1993                              $1.00           $0.029        ($0.029)       $1.00
December 1, 1991 to May 31, 1992                     $1.00           $0.020        ($0.020)       $1.00
December 3, 1990(c) to November 30, 1991             $1.00           $0.058        ($0.058)       $1.00
------------------------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Annualized.
(c) Commencment of operations.





                  Ratio to Average
                      Net Assets
 ------------------------------------------------------------------

     Net                                           Net Assets at
  Investment      Net        Gross       Total      End of Period
    Income     Expenses   Expenses(a)    Return   (000's Omitted)
-------------------------------------------------------------------

    4.89%        0.46%       0.54%       5.00%          $1,440,515
    4.74%        0.46%       0.53%       4.87%          $1,003,697
    4.91%        0.46%       0.56%       5.04%            $802,270
    4.62%        0.46%       0.57%       4.65%            $661,098
    2.81%        0.46%       0.58%       2.83%            $526,483
    2.93%        0.47%       0.58%       2.98%            $384,751
   4.01%(b)    0.47%(b)     0.59%(b)    4.07%(b)          $374,492
   5.62%(b)    0.31%(b)     0.66%(b)    6.02%(b)          $354,200

                                                                              11


                                                                                 Net Realized   Distributions
                                                 Beginning Net        Net       and Unrealized     from Net       Capital
                                                  Asset Value      Investment     Gain (Loss)     Investment    Contribution
                                                   Per Share         Income     on Investments      Income      from Adviser
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
Year Ended May 31, 1998                              $1.00           $0.031           --           ($0.031)         --
Year Ended May 31, 1997                              $1.00           $0.030           --           ($0.030)         --
Year Ended May 31, 1996                              $1.00           $0.033           --           ($0.033)         --
Year Ended May 31, 1995                              $1.00           $0.031        ($0.004)        ($0.031)        $0.004
Year Ended May 31, 1994                              $1.00           $0.021           --           ($0.021)         --
Year Ended May 31, 1993                              $1.00           $0.021           --           ($0.021)         --
December 1, 1991 to May 31, 1992                     $1.00           $0.014           --           ($0.014)         --
Year Ended November 30, 1991                         $1.00           $0.042           --           ($0.042)         --
Year Ended November 30, 1990                         $1.00           $0.053           --           ($0.053)         --
Year Ended November 30, 1989                         $1.00           $0.058           --           ($0.058)         --
January 7, 1988(d) to November 30, 1988              $1.00           $0.042           --           ($0.042)         --
INSTITUTIONAL SHARES
Year Ended May 31, 1998                              $1.00           $0.033           --           ($0.033)         --
Year Ended May 31, 1997                              $1.00           $0.032           --           ($0.032)         --
Year Ended May 31, 1996                              $1.00           $0.035           --           ($0.035)         --
Year Ended May 31, 1995                              $1.00           $0.033        ($0.004)        ($0.033)        $0.004
August 3, 1993(d)to May 31, 1994                     $1.00           $0.019           --           ($0.019)         --
------------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return for 1995 includes the effect of a capital contribution from Norwest Bank. Without the capital contribution. Total Return would have been 2.59% for Investor Shares and 2.79% for Institutional Shares.
(c)  Annualized.
(d) Commencement of operations; the initial class of shares became Investor Shares.

                                                      [FINANCIAL HIGHLIGHTS TAB]




                                                     Ratio to Average
                                                        Net Assets
                                        --------------------------------------------
      Ending
     Net Asset        Net                                           Net Assets at
     Value Per   Investment      Net        Gross       Total      End of Period
       Share       Income     Expenses   Expenses(a)    Return   (000's Omitted)
  ------------  --------------------------------------------------------------------


       $1.00         3.13%        0.65%       0.83%       3.18%             $44,070
       $1.00         3.01%        0.65%       0.87%       3.08%             $54,616
       $1.00         3.25%        0.65%       0.88%       3.31%             $57,021
       $1.00         3.10%        0.65%       0.93%      3.13%(b)           $47,424
       $1.00         2.03%        0.65%       0.99%       2.09%             $33,554
       $1.00         2.13%        0.65%       0.97%       2.18%             $75,521
       $1.00         2.81%(c)     0.63%(c)    0.96%(c)    2.89%(c)          $82,678
       $1.00         4.10%        0.64%       1.08%       4.26%             $66,327
       $1.00         5.34%        0.64%       1.16%       5.48%             $29,801
       $1.00         5.78%        0.62%       1.15%       5.94%             $18,639
       $1.00         4.64%(c)     0.60%(c)    1.20%(c)    4.76%(c)           $8,963

       $1.00         3.32%        0.45%       0.59%       3.39%            $977,693
       $1.00         3.21%        0.45%       0.70%       3.28%            $635,655
       $1.00         3.41%        0.45%       0.72%       3.52%            $592,436
       $1.00         3.37%        0.45%       0.74%      3.33%(b)          $278,953
       $1.00         2.33%(c)     0.45%(c)    0.77%(c)   2.34%(c)          $190,356


12

--------------------------------------------------------------------------------
  GLOSSARY      [COINS, FEDERAL RESERVE BANK]
--------------------------------------------------------------------------------

This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TERM                                DEFINITION
----                                ----------
AMT                                 Alternative minimum tax.

Board                               The Board of Trustees of  Norwest  Advantage
                                    Funds.

Municipal Security                  A debt  security  issued  by or on behalf of
                                    the  states, territories, or  possessions of
                                    the United States, the District of Columbia,
                                    and    their    subdivisions,   authorities,
                                    instrumentalities, and corporations, with interest exempt from federal income tax.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's
                                    Corporation,   that   rates   fixed   income
                                    securities   and  money   market   funds  by
                                    relative credit risk.

Related Issuers                     Issuers    of   Municipal   Securities  that
                                    economic,     business,     or     political
                                    developments affect in similar ways.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A  security  issued  or  guaranteed   as  to
                                    principal   and   interest   by   the   U.S.
                                    Government,     its    agencies,    or   its
                                    instrumentalities.

U.S. Treasury Security              A  security issued or guaranteed by the U.S.
                                    Treasury.

                                                                              13
--------------------------------------------------------------------------------
  INVESTMENT OBJECTIVES AND POLICIES  [COINS, FEDERAL RESERVE BANK]
--------------------------------------------------------------------------------

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The Risk Considerations section below discusses these risks.

--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     The Funds' investments are made under the requirements of an SEC rule governing money market funds. Each Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Funds may invest in securities with fixed, variable, or floating rates of interest.

     High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. Each Fund, other than Municipal Money Market Fund, invests at least 95% of its total assets in securities in the highest rating category.
                                                                  [GLOSSARY TAB]
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
CASH INVESTMENT FUND and READY CASH INVESTMENT FUND

INVESTMENT  OBJECTIVES
[INVESTMENT ICON]
     Each Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     CASH INVESTMENT FUND invests equally in 2 Portfolios - Money Market Portfolio and Prime Money Market Portfolio. Cash Investment Fund, Money Market Portfolio, and Prime Money Market Portfolio generally have the same investment objective and investment policies. Because Prime Money Market Portfolio seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO, it is more limited in the type and amount of securities it may purchase.


     READY CASH INVESTMENT FUND invests its assets in Prime Money Market Portfolio. The Fund seeks to maintain a rating within the two highest categories assigned by an NRSRO.

INVESTMENT POLICIES

     The  Funds  invest  in  a  broad  spectrum  of  high-quality  money  market
     instruments  of  U.S.  and  foreign  issuers,   including  U.S.  Government
     Securities, Municipal Securities, and corporate debt securities.

     The Funds may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

14
     Each Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. Neither Fund may invest more than 25% of its total assets in any other single industry.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 [RISK ICON]
 Credit Risk                    Interest Rate Risk                 Foreign Risk


U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE
[INVESTMENT ICON]
     The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT  POLICIES

     The Fund invests primarily in U.S. Government Securities and repurchase agreements for U.S. Government Securities. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. The Fund may invest in zero coupon U.S. Government Securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 [RISK ICON]
           Credit Risk                         Interest Rate Risk


TREASURY PLUS FUND

INVESTMENT OBJECTIVE
[INVESTMENT ICON]
     The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital, and the maintenance of liquidity.

INVESTMENT POLICIES

     Under normal circumstances, the Fund invests at least 80% of its total assets in U.S. Treasury Securities and in repurchase agreements for U.S. Treasury Securities. The Fund also may invest in U.S. Government Securities and in repurchase agreements for U.S. Government Securities. The Fund may invest in zero coupon securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Credit Risk                         Interest Rate Risk

                                                                              15
TREASURY FUND

INVESTMENT OBJECTIVE
[INVESTMENT ICON]
     The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT  POLICIE

     The Fund invests solely in U.S. Treasury Securities, including zero-coupon securities.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Credit Risk                         Interest Rate Risk

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
[INVESTMENT ICON]
     The Fund's investment objective is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIE

     The Fund expects to invest 100% of its assets in Municipal Securities, including short-term municipal bonds and municipal notes and leases. These investments may have fixed, variable or floating rates of interest and may be zero coupon securities. As part of its objective, the Fund normally will invest at least 80% of its total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. The Fund may invest up to 20% of its total assets in securities that pay interest income subject to federal income tax.

The Fund may invest more than 25% but, under normal circumstances, will not invest more than 35% of its assets in issuers located in a single state. The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests in these types of bonds issued by banks.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[RISK ICON]
Credit Risk                  Interest Rate         Geographic Concentration Risk

16
--------------------------------------------------------------------------------
  RISK CONSIDERATIONS       [OFFICE]
--------------------------------------------------------------------------------

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in INVESTMENT OBJECTIVES AND POLICIES lists the Fund's principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------
[RISK ICON]
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.


--------------------------------------------------------------------------------
FOREIGN RISK
--------------------------------------------------------------------------------

[RISK  ICON]
The  risk that foreign  investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------
[RISK ICON]
The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------
[RISK ICON]

The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including Municipal Securities and U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity.

                                                                              17
--------------------------------------------------------------------------------
  COMMON POLICIES   [CASH]
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds'investment objectives require shareholder approval to amend.

--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------


The Funds could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


                                                       [RISK CONSIDERATIONS TAB]
                                                            COMMON POLICIES TAB]

18
--------------------------------------------------------------------------------
  MANAGEMENT OF THE FUNDS        [COINS, FEDERAL RESERVE BANK]
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

         NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s, address is NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.

         Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund's or Portfolio's portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest by the Fund and by any Portfolios in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

          How investment advisory fees are paid depends on whether or not a Fund invests in Portfolios.

            * If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

            * If a Fund invests in one or more Portfolios, Norwest receives an investment advisory fee from the Portfolio or Portfolios.




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CASH INVESTMENT FUND
 PORTFOLIO:                   PRIME MONEY MARKET PORTFOLIO
 PORTFOLIO MANAGERS:          David D. Sylvester (1987), Laurie R. White (1991),
                              and Robert G. Leuty (1998)
 ADVISORY FEE:                0.40%  -  first  $300  million;  0.36% - next $400
                              million, and 0.32% - balance.

                              --------------------------------------------------
                              --------------------------------------------------

 PORTFOLIO:                   MONEY MARKET PORTFOLIO
 PORTFOLIO MANAGERS:          David D. Sylvester (1987), Laurie R. White (1991),
                              and Robert G. Leuty (1998)
 ADVISORY FEE:                0.20%  -  first  $300  million;  0.16% - next $400
                              million, and 0.12% - balance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 READY CASH INVESTMENT FUND
 PORTFOLIO:                    PRIME MONEY MARKET PORTFOLIO
 PORTFOLIO MANAGERS            David  D.  Sylvester  (1987),  Laurie  R.   White
                               (1991), and Robert G. Leuty (1998)
 ADVISORY FEE:                 0.40%  -  first  $300  million; 0.36% - next $400
                               million, and 0.32% - balance.

                                                                              19
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT FUND
  TREASURY FUND
  TREASURY PLUS FUND
  PORTFOLIO MANAGERS:           David D. Sylvester (1987, 1990, 1998), Laurie R.
                                White  (1991, 1991,  1998)  and  Robert G. Leuty
                                (1998)
  ADVISORY FEE:                 For each Fund: 0.20% - first $300 million; 0.16%
                                - next $400 million; and 0.12% - balance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 MUNICIPAL MONEY MARKET FUND
 PORTFOLIO MANAGER:             David  D.  Sylvester  (1995),  Laurie  R.  White
                                (1998), and Robert G. Leuty (1998).
 ADVISORY FEE:                  0.35%  -  first  $500  million;  0.325%  -  next
                                $500 million; and 0.30% - balance.


PORTFOLIO MANAGERS

ROBERT G. LEUTY, associated with Norwest and its affiliates since 1992. Mr. Leuty is a senior portfolio manager.

DAVID D. SYLVESTER, associated with Norwest and its affiliates since 1979. Mr. Sylvester currently is a Managing Director - Reserve Asset Management.

LAURIE R. WHITE, associated with Norwest and its affiliates since 1991. Ms. White is a Director - Reserve Asset Management.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

     Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in 1 or more Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Portfolios. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

          OTHER FUND SERVICES

     The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent, and custodian.

                                                   [MANAGEMENT OF THE FUNDS TAB]

20
--------------------------------------------------------------------------------
          HOW TO BUY AND SELL SHARES     [OFFICE]
--------------------------------------------------------------------------------

     You may purchase or sell (redeem) shares at a price equal to their net asset value next determined after receipt of your purchase order or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

     You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

     You may purchase and redeem Fund shares without a sales or redemption charge. Investor Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Institutional Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments. Your shares become eligible to receive distributions on the day that your purchase order is received in proper form.

     The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

     Your order to purchase shares will not be complete until the Fund receives immediately available funds. The Funds must receive purchase and redemption orders before the times indicated below.

                                                            Times indicated are Eastern Time.
   Fund                                                                                   payment
   ----                                                order must be                      -------
                                                       -------------                      must be
                                                       received by                        -------
                                                       ------------                     received by
                                                                                        -----------
   Cash Investment Fund
                                                        3:00 p.m.                        4:00 p.m.
   Ready Cash Investment Fund
                                                        3:00 p.m.                        4:00 p.m.
   U.S. Government Fund
                                                        2:00 p.m.                        4:00 p.m.
   Treasury Plus Fund
                                                        5:00 p.m.                        5:00 p.m.
   Treasury Fund
                                                        1:00 p.m.                        4:00 p.m.
   Municipal Money Market
   Fund                                                   Noon                           4:00 p.m.


     The Funds may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities
     Association recommends that the government securities markets close early or other circumstances affect a Fund's trading hours.

PURCHASE PROCEDURES

DIRECT PURCHASES

     You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     NORWEST ADVANTAGE FUNDS
                                     [NAME OF FUND]
                                     NORWEST BANK MINNESOTA, N.A.
                                     TRANSFER AGENT
                                     733 MARQUETTE AVENUE
                                     MINNEAPOLIS, MN 55479-0040

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. Under certain circumstances as noted in the account application, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

     You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

     Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit, or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASE PROCEDURES

PURCHASES  BY MAIL

     You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the distributor.

                                                [HOW TO BUY AND SELL SHARES TAB]

     To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

22


PURCHASES BY BANK WIRE

     You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                               NORWEST BANK MINNESOTA, N.A.
                               A091 000 019
                               FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                               RE: [NAME OF FUND][CLASS OF SHARES]
                               ACCOUNT NO.:
                               ACCOUNT NAME:

     Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

     You can make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

     You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

     Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions on the day on which the redemption is effective.

     Redemption orders for shares are accepted up to the times indicated above for acceptance of purchase orders. As described above, the Funds may advance the times for receipt of redemption orders.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless:(1) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

     To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

     You may  obtain  signature  guarantees  at any of the  following  types  of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     The Funds and the transfer agent will use  reasonable  procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $100,000 immediately following any redemption, in the case of Institutional Shares, and $1,000 immediately following any redemption, in the case of Investor Shares.

                                                [HOW TO BUY AND SELL SHARES TAB]
REDEMPTION PROCEDURES

     If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

24

REDEMPTION BY MAIL

     You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE

     If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE

     If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day the transfer agent receives a redemption request in proper form.

EXCHANGES

     If you hold Institutional Shares, you may exchange those shares for Institutional Shares of other Funds offering those shares. If you hold Investor Shares, you may exchange those shares for Investor Shares of the Funds offering Investor Shares. You may also exchange your shares for shares of other funds of Norwest Advantage Funds not offered by this prospectus. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and prospectuses of those funds.

     The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the Fund into which you are exchanging.


     You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares legally may be sold in your state of residence.

     The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL

     You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE

     If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered, and your Social Security number, or other taxpayer identification number.






























                                                [HOW TO BUY AND SELL SHARES TAB]

26

-------------------------------------------------------------------------------
               DISTRIBUTIONS AND TAX MATTERS      [CASH]
-------------------------------------------------------------------------------

DISTRIBUTIONS

     Distributions of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed at least annually.

     You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

*    Under  the   Reinvestment   Option,   all   distributions  of  a  Fund  are
     automatically   invested  in  additional  shares  of  that  Fund.  You  are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes.

TAX-EXEMPT DISTRIBUTIONS

     Generally, you will not be subject to federal income tax on distributions paid by Municipal Money Market Fund out of tax-exempt interest income earned by the Fund ("exempt-interest distributions"). If you use, or are related to someone who uses, facilities financed by private activity bonds held by the Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. Interest on certain private activity bonds is treated as an item of tax preference for purposes of the federal AMT imposed on individuals and corporations. As noted above, Municipal Money Market Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, capital gains, if any, distributed by Municipal Money Market Fund are subject to tax. In addition,

27

     exempt-interest distributions are included in the "adjusted current earnings" of corporations for AMT purposes. If you borrow money to purchase or carry the Fund's shares, the interest on your debt generally is not deductible for federal income tax purposes.

     The federal income tax exemption on distributions of Municipal Securities interest does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on income derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in the Fund that may differ from the federal income tax consequences described above.












          [DISTRIBUTIONS AND TAX MATTERS TAB]

28

--------------------------------------------------------------------------------
      OTHER INFORMATION       [COINS, FEDERAL RESERVE BANK]
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

     Each Fund determines its net asset value on each Fund Business Day by dividing the value of its net assets (i.e,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determine their net asset values at the following times:

   ---------------------------------------------------------- ----------------------------------------
   Municipal Money  Market Fund                               Noon, Eastern Time
   ---------------------------------------------------------- ----------------------------------------
   ---------------------------------------------------------- ----------------------------------------
   Treasury  Fund                                             1:00 p.m., Eastern Time
   ---------------------------------------------------------- ----------------------------------------
   ---------------------------------------------------------- ----------------------------------------
   Cash   Investment   Fund,   Ready  Cash                    3:00 p.m., Eastern Time
   Investment  Fund,  and U.S.  Government
   Fund
   ---------------------------------------------------------- ----------------------------------------
   ---------------------------------------------------------- ----------------------------------------
   Treasury Plus Fund                                         5:00 p.m., Eastern Time
   ---------------------------------------------------------- ----------------------------------------

     In order to maintain net asset values per share at $1.00, the Funds (and Portfolios) value their portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of a Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

     Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.

























NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds, 733 Marquette Avenue, Minneapolis, Minnesota 55479, or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

                                                         [OTHER INFORMATION TAB]

Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040












Shareholder Services
minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

(c) 1998 Norwest Advantage Funds
10/98                                             [LOGO[

--------------------------------

                                                       [COVER] Laptop Computer
         PROSPECTUS                                            Cup & Saucer
                                                               Open Book
                                                               Financial Data

       OCTOBER 1, 1998
    _____________________


         INCOME FUNDS


[LOGO] NORWEST
       ------------------
       ADVANTAGE FUNDS(R)


---------------------------------














                                              __________________________________


                                                      Stable Income Fund
                                             Intermediate Government Income Fund
                                                         Income Fund
                                                   Total Return Bond Fund

                                             ___________________________________








________________________________________________________________________________
Mutual funds are NOT insured by
the FDIC, Federal Reserve System,           May Lose Value     No Bank Guarantee
U.S. Government, or any other
government agency.
________________________________________________________________________________

                                   PROSPECTUS

                                OCTOBER 1, 1998




                                  INCOME FUNDS


                               Stable Income Fund
                      Intermediate Government Income Fund
                                  Income Fund
                             Total Return Bond Fund















AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

No governmental agency, including the u.s. securities and exchange commission, has approved or disapproved these securities or determined whether or not this prospectus is accurate or complete. any representation to the contrary is a criminal offense.

Table of Contents                                 [COVER] Laptop Computer
                                                          Cup and Saucer
                                                          Financial Data

   Overview.............................................................2
                                                                 [Tab] OVERVIEW


   Financial Highlights.................................................7
                                                                 [Tab} FINANCIAL
                                                                 HIGHLIGHTS


   Glossary........................................................... 16
                                                                 [Tab] GLOSSARY


[Investment Icon] Investment Objectives and Policies.................. 17
                                                                 [Tab]INVESTMENT
                                                                 OBJECTIVES
                                                                 AND POLICIES

 [Risk Icon]  Risk Considerations..................................... 21
                                                                 [Tab] RISK
                                                                 CONSIDERATIONS


   Common Policies ....................................................23
                                                                 [Tab] COMMON
                                                                 POLICIES


   Management of the Funds.............................................24
                                                                 [Tab]MANAGEMENT
                                                                 OF THE FUNDS


   Choosing a Share Class..............................................26
                                                                 [Tab]CHOOSING
                                                                 A SHARE CLASS


   How to Buy and Sell Shares..........................................29
                                                                 [Tab]HOW TO BUY
                                                                 AND SELL SHARES

   Distributions and Tax Matters.......................................34
                                                               [Tab]DISTRIBUTION
                                                               AND TAX MATTERS


   Other Information...................................................35
                                                                 [Tab] OTHER
                                                                 INFORMATION

2


OVERVIEW


The following is a summary of information about the Funds. Before investing, you should read the prospectus and consider the discussions under Investment Objectives and Policies and Risk Considerations.

No single fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.


--------------------------------------------------------------------------------
FUNDS AT A GLANC
--------------------------------------------------------------------------------
[FUND ICON]
The Funds generally seek to preserve capital and provide income.

     FUND                                  OBJECTIVE                             PRIMARY INVESTMENTS

     Stable Income Fund                    Maintain safety of principal while    Investment grade short-term
                                           providing low volatility total        (average maturity of 2-5 years)
                                           return.                               securities.

     Intermediate Government               Provide income and safety of          Investment grade intermediate-term
     Income Fund                           principal.                            (average maturity of 3-10 years)
                                                                                 U.S. Government Securities.

     Income Fund                           Total return consistent with          Investment grade intermediate term
                                           current income.                       (average maturity of 3-15 years)
                                                                                 domestic and foreign securities.

     Total Return Bond Fund                Total return.                         Broad spectrum of investment grade
                                                                                 securities.

--------------------------------------------------------------------------------
CLASSES OF SHARES
--------------------------------------------------------------------------------

This Prospectus offers 2 classes of shares of the Funds. The classes, which have different fee structures, are:

* A Shares: offered at their net asset value plus an initial sales charge. A Shares do not pay distribution or shareholder servicing fees.

* B Shares: offered at their net asset value. B Shares pay distribution and shareholder servicing fees and convert to A Shares within 7 years after purchase. If you redeem your B Shares within 4 years of purchase, you may pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

--------------------------------------------------------------------------------
FUND STRUCTURES
--------------------------------------------------------------------------------

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in other funds identified in this prospectus as Portfolios. The Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.

                                                                               3
--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
                                                                  [Tab] OVERVIEW

Norwest Investment Management, Inc. or Norwest is each Fund's and Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets. An investment subadviser makes investment decisions for 2 Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest or the investment subadviser as an Adviser.

The Forum Financial Group of companies provide management, administrative, and underwriting services to the Funds.

--------------------------------------------------------------------------------
INVESTMENT MINIMUMS AND RESTRICTIONS
--------------------------------------------------------------------------------

All Funds except Stable Income Fund require a minimum initial investment of $1,000. Stable Income Fund requires a minimum initial investment of $5,000. All of the Funds require minimum subsequent investments of $100. Total Return Bond Fund is closed to new investors.

--------------------------------------------------------------------------------
EXCHANGES
--------------------------------------------------------------------------------

If you own Fund shares you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

Each Fund distributes to shareholders its net capital gain, if any, at least annually. The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.


--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------
[RISK ICON]
All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets the Fund invests in, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund, and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

If you invest in a Fund, the investment income you receive will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

4


Some of the Funds invest in mortgage- or other asset-backed securities. For these Funds, a decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of these Funds to rise due to a drop in prepayments. A rise in average maturity increases a Fund's sensitivity to rising interest rates and potential for losses in value.

The Funds also have "credit risk," which is the risk that an issuer will be unable, or will perceived to be unable, to pay the interest or principal on its securities when due. Funds that invest primarily in securities that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, generally are subject to less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.


--------------------------------------------------------------------------------
EXPENSES OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund.

SHAREHOLDER TRANSACTION EXPENSES

                                                                                                Intermediate
                                                                                           Government Income Fund,
                                                                   Stable                      Income Fund And
                                                                 Income Fund               Total Return Bond Fund
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ------------    ------------    ------------   -----------
Maximum sales charges imposed on purchases
     (as a percentage of public offering price)             1.5%            Zero            4.0%            Zero
Maximum deferred sales charge
     (as a percentage of the lesser of
      original purchase price or redemption                 Zero           1.5%(1)          Zero           3.0%(1)
      proceeds)


                                                                 [Tab] OVERVIEW
ANNUAL FUND OPERATING EXPENSES (6)
    (as a percentage of average  daily  net  assets

                                                                   Stable                       Intermediate
                                                                 Income Fund               Government Income Fund
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ------------    ------------    -----------     ------------
Investment Advisory Fee                                      N/A             N/A            0.33%           0.33%
Rule 12b-1 Fees (AFTER FEE WAIVERS)(2)                       N/A            0.75%            N/A            0.75%
Other    Expenses    (after fee waivers and                 0.28%           0.28%           0.35%           0.35%

     reimbursements)(5)

Investment Advisory Fee - Portfolio(3)                      0.30%           0.30%            N/A             N/A
Other Expenses - Portfolio

  (after fee waivers and reimbursements)(5)                 0.07%           0.07%            N/A             N/A
Total Operating Expenses(5)                                 0.65%           1.40%           0.68%           1.43%


                                                                 Income Fund               Total Return Bond Fund
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ------------    -----------     ------------    ------------
Investment Advisory Fee(5)                                  0.47%           0.47%            N/A             N/A
Rule 12b-1 Fees (after fee waivers)(2)                       N/A            0.75%            N/A            0.75%
Other Expenses (after fee waivers and                       0.28%           0.28%           0.19%           0.19%

     reimbursements)(5)

Investment Advisory Fee - Portfolio(3)                       N/A             N/A            0.50%           0.50%
Other Expenses - Portfolio

  (after fee waivers and reimbursements)(5)                  N/A             N/A            0.06%           0.06%
Total Operating Expenses(4)(5)                              0.75%           1.50%           0.75%           1.50%



(1) The maximum 1.5% deferred sales charge on B Shares of Stable Income Fund applies to redemptions during the first year after purchase; the charge declines to 0.75% during the second year and zero the following year. The maximum 3.0% deferred sales charge on B Shares of the other Funds applies to redemptions during the first year after purchase; the charge declines to 2.0% during the second and third years, 1.0% during the fourth year, and zero the following year.
(2)  Absent waivers, Rule 12b-1 Fees would be 1.00% for B Shares of each Fund.
(3) Investment Advisory Fee-- Portfolio states the investment advisory fees of the Portfolios in which Stable Income Fund and Total Return Bond Fund invest.

(4) Norwest and the Fund's Administrator have agreed to waive their fees or reimburse expenses in order to maintain Total Return Bond Fund's total operating expenses at or below 0.75% for A Shares and 1.50% for B Shares. Any reduction of those waivers or reimbursements would require review by the Funds' Board of Trustees.

(5)  Absent fee waivers, Investment Advisory Fee for Income Fund would be 0.50%.

(6) Absent expense reimbursements and fee wiavers, the expenses of A Shares of Stable Income Fund, Intermediate Government Income Fund, Income Fund, and Total Return Bond Fund would be: Other Expenses, 0.56%, 0.58%, 0.68%, and 0.74%, respectively; Other Expenses--Portfolio, 0.13%, N/A, N/A, and 0.11% respectively; and Total Operating Expenses, 0.98%, 0.81%, 1.14%, and 1.31%, respectively; Absent expense reimbursements and fee waivers, the expenses of B Shares of Stable Income Fund, Intermediate Government Income Fund, Income Fund, and Total Return Bond Fund would be: Other Expenses, 0.94%, 0.52%, 0.69%, and 0.70%, respectively; Other Expenses--Portfolio, 0.13%, N/A, N/A, and 0.11%, respectively; and Total Operating Expenses, 2.39%, 1.86%, 2.15%, and 2.36%, respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

6


EXAMPLE

The following Hypothetical Expense Example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the deferred sales charge for B Shares applicable to a redemption at the end of the period, and the conversion of B Shares to A Shares at the end of 6 years (4 years in the case of Stable Income Fund). The example does not represent past or future expenses or return. Actual expenses and return may be greater or less than those shown in the example.

---------------------------------------------------------------------------------------------------------
                                           1 Year       3 Years        5 Years          10 Years
Stable Income Fund

   A Shares                                 $22          $35           $51              $95
   B Shares

        Assuming redemption
          at the end of the period           29           44             77              168
        Assuming no redemption               14           44             77              168
Intermediate Government Income Fund
   A Shares                                  47           61             76              121
   B Shares
        Assuming redemption
          at the end of the period           45           65             78              171
        Assuming no redemption               15           45             78              171
Income Fund
   A Shares                                  47           63             80              129
   B Shares
        Assuming redemption
          at the end of the period           45           67             82              179
        Assuming no redemption               15           47             82              179
Total Return Bond Fund
   A Shares                                  47           63             80              129
   B Shares
        Assuming redemption
          at the end of the period           45           67             82              179
        Assuming no redemption               15           47             82              179


                                                                               7
                                                            [Tab] FINANCIAL
                                                            HIGHLIGHTS


Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

8



STABLE INCOME FUND
                                                                        Net Realized
                                                                             and      Distributions     Ending
                                          Beginning Net       Net        Unrealized      from Net      Net Asset
                                           Asset Value    Investment     Gain (Loss)    Investment     Value Per
                                            Per Share       Income     on Investments      Income        Share
-----------------------------------------------------------------------------------------------------------------

A Shares
Year Ended May 31, 1998                       $10.24         $0.58          $0.06         ($0.57)       $10.31
Year Ended May 31, 1997                       $10.20         $0.58          $0.04         ($0.58)       $10.24
May 2, 1996(e) to May 31, 1996                $10.22         $0.02           --           ($0.04)       $10.20
B Shares
Year Ended May 31, 1998                       $10.24         $0.51          $0.04         ($0.49)       $10.30
Year Ended May 31, 1997                       $10.20         $0.52          $0.02         ($0.50)       $10.24
May 17, 1996(e) to May 31, 1996               $10.23         $0.02         ($0.01)        ($0.04)       $10.20
---------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and/or fee waivers.
(c)  Includes  expenses allocated from the Portfolios in which the Fund invests.
(d)  Reflects the activity of the Portfolio in which the Fund invests.
(e)  Commencement of operations.
(f)  Annualized.


                                                                               9


                                                                 [Tab] FINANCIAL
                                                                 HIGHLIGHTS

        RATIO TO AVERAGE
          NET ASSETS
  --------------------------------------

      Net                                            Portfolio    Net Assets at
   Investment      Net        Gross        Total      Turnover     End of Period
     Income     Expenses   Expenses(a)   Return(b)      Rate     (000's Omitted)
--------------------------------------------------------------------------------


    5.74%(c)    0.65%(c)     0.91%(c)      6.38%     37.45%(d)      $8,561
     5.69%        0.65%       0.87%        6.24%       41.30%      $12,451
    5.77%(f)    0.70%(f)     2.22%(f)      0.23%      109.95%      $16,256

    4.94%(c)    1.40%(c)     2.31%(c)      5.50%     37.45%(d)      $1,817
     4.96%        1.39%       2.89%        5.43%       41.30%       $1,056
    5.02%(f)    1.42%(f)     3.07%(f)      0.12%      109.95%         $867

INTERMEDIATE GOVERNMENT INCOME FUND


                                                                         Net Realized
                                                                              and       Distributions      Ending
                                         Beginning Net        Net         Unrealized       from Net       Net Asset
                                          Asset Value     Investment      Gain (Loss)     Investment      Value Per
                                           Per Share        Income      on Investments       Income         Share
--------------------------------------------------------------------------------------------------------------------
A Shares
Year Ended May 31, 1998                     $10.84           $0.77           $0.31          ($0.70)        $11.22
Year Ended May 31, 1997                     $10.89           $0.73          ($0.05)         ($0.73)        $10.84
May 2, 1996(c) to May 31, 1996              $10.89           $0.03            --            ($0.03)        $10.89
B Shares
Year Ended May 31, 1998                     $10.83           $0.69           $0.31          ($0.62)        $11.21
Year Ended May 31, 1997                     $10.89           $0.64          ($0.05)         ($0.65)        $10.83
May 17, 1996(c) to May 31, 1996             $10.97           $0.03          ($0.08)         ($0.03)        $10.89
----------------------------------------------------------------------------------------


(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(c)  Commencment of operations.
(d)  Annualized.

                                                                              11

                                                                 [Tab] FINANCIAL
                                                                 HIGHLIGHTS

     RATIO TO AVERAGE NET ASSETS
  -----------------------------------

      Net                                         Portfolio    Net Assets at
  Investment     Net        Gross       Total      Turnover    End of Period
    Income     Expenses  Expenses(a)  Return(b)      Rate     (000's Omitted)
-------------------------------------------------------------------------------


     6.35%      0.68%       0.86%       10.19%      96.76%             $14,325
     6.58%      0.68%       0.80%       6.36%      183.05%             $13,038
   7.32%(d)    0.75%(d)   1.74%(d)      0.26%       74.64%             $16,562

     5.60%      1.43%       1.85%       9.38%       96.76%              $8,277
     5.80%      1.42%       1.85%       5.51%      183.05%              $8,970
   5.56%(d)    1.35%(d)   2.65%(d)     (0.49%)      74.64%             $10,682

12

INCOME FUND


                                                                        Net Realized
                                                                            and       Distributions  Distributions   Ending
                                        Beginning Net       Net          Unrealized      from Net      from Net    Net Asset
                                         Asset Value     Investment     Gain (Loss)     Investment     Realized    Value Per
                                          Per Share        Income      on Investments      Income        Gain        Share
------------------------------------------------------------------------------------------------------------------------------

A Shares
Year Ended May 31, 1998                          $9.27          $0.61      $0.52          ($0.61)        --              $9.79
Year Ended May 31, 1997                          $9.27          $0.62       --            ($0.62)        --              $9.27
Year Ended May 31, 1996                          $9.63          $0.61     ($0.36)         ($0.61)        --              $9.27
Year Ended May 31, 1995                          $9.52          $0.65      $0.11          ($0.65)        --              $9.63
Year Ended May 31, 1994                         $10.61          $0.70     ($0.83)         ($0.70)      ($0.26)           $9.52
Year Ended May 31, 1993                         $10.52          $0.77      $0.39          ($0.77)      ($0.30)          $10.61
Year Ended May 31, 1992                         $10.23          $0.82      $0.53          ($0.82)      ($0.24)          $10.52
Year Ended May 31, 1991                          $9.94          $0.89      $0.29          ($0.89)        --             $10.23
Year Ended May 31, 1990                         $10.00          $0.90     ($0.06)         ($0.90)        --              $9.94
Year Ended May 31, 1989                          $9.95          $0.79      $0.05          ($0.79)        --             $10.00
B Shares
Year Ended May 31, 1998                          $9.26          $0.54      $0.51          ($0.54)        --              $9.77
Year Ended May 31, 1997                          $9.26          $0.55       --            ($0.55)        --              $9.26
Year Ended May 31, 1996                          $9.61          $0.54     ($0.35)         ($0.54)        --              $9.26
Year Ended May 31, 1995                          $9.51          $0.58      $0.10          ($0.58)        --              $9.61
August 5, 1993(c) to May 31, 1994               $10.67          $0.50     ($0.90)         ($0.50)      ($0.26)           $9.51
---------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and/or fee waivers.
(c)  Commencement of operations; the original class of shares became A Shares.
(d)  Annualized.

                                                                              13

                                                                 [Tab] FINANCIAL
                                                                 HIGHLIGHTS
       RATIO TO AVERAGE NET ASSETS
 ----------------------------------------

     Net                                              Portfolio   Net Assets at
  Investment      Net          Gross        Total      Turnover   End of Period
    Income      Expenses    Expenses(a)   Return(b)      Rate    (000's Omitted)
--------------------------------------------------------------------------------


    6.29%        0.75%         1.14%        12.47%       167.09%     $7,661
    6.59%        0.75%         1.17%        6.79%        231.00%     $5,142
    6.33%        0.75%         1.16%        2.58%        270.17%     $5,521
    7.02%        0.75%         1.24%        8.49%         98.83%     $6,231
    6.72%        0.60%         1.16%       (1.58%)        26.67%     $6,177
    7.18%        0.60%         1.10%        11.46%        87.98%    $85,252
    7.80%        0.31%         1.08%        13.58%        84.24%    $63,973
    8.82%        0.16%         1.11%        12.38%        61.33%    $50,138
    8.98%        0.19%         1.13%        8.71%         43.81%    $37,932
    8.62%        0.07%         1.10%        8.78%         48.08%    $27,939

    5.54%        1.50%         2.19%        11.52%       167.09%     $4,855
    5.87%        1.50%         2.25%        6.03%        231.00%     $3,349
    5.57%        1.50%         2.27%        1.92%        270.17%     $3,292
    6.24%        1.50%         2.21%        7.57%         98.83%     $3,296
   5.82%(d)     1.33%(d)     2.08%(d)     (4.82%)(d)      26.67%     $2,605

14

TOTAL RETURN BOND FUND
                                                                       Net Realized
                                                                            and       Distributions  Distributions      Ending
                                        Beginning Net       Net         Unrealized       from Net      from Net      Net Asset
                                         Asset Value     Investment     Gain (Loss)     Investment     Realized      Value Per
                                          Per Share        Income     on Investments      Income         Gain          Share
-------------------------------------------------------------------------------------------------------------------------------

A Shares
Year Ended May 31, 1998                     $9.40          $0.59           $0.28         ($0.59)        ($0.05)        $9.63
Year Ended May 31, 1997                     $9.40          $0.60           $0.03         ($0.60)        ($0.03)        $9.40
Year Ended May 31, 1996                     $9.73          $0.64          ($0.31)        ($0.64)        ($0.02)        $9.40
Year Ended May 31, 1995                     $9.54          $0.67           $0.19         ($0.67)          --           $9.73
December 31, 1993(e) to May 31, 1994        $10.00         $0.27          ($0.46)        ($0.27)          --           $9.54
B Shares
Year Ended May 31, 1998                     $9.42          $0.52           $0.28         ($0.52)        ($0.05)        $9.65
Year Ended May 31, 1997                     $9.40          $0.53           $0.05         ($0.53)        ($0.03)        $9.42
Year Ended May 31, 1996                     $9.73          $0.57          ($0.31)        ($0.57)        ($0.02)        $9.40
Year Ended May 31, 1995                     $9.54          $0.59           $0.19         ($0.59)          --           $9.73
December 31, 1993(e) to May 31, 1994        $10.00         $0.24          ($0.46)        ($0.24)          --           $9.54
--------------------------------------------------------------------------------------


(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(c)  Includes expenses allocated from the Portfolio in which the Fund invests.
(d)  Reflects the activity of the Portfolio in which the Fund invests.
(e)  Commencement of operations.
(f)  Annualized.


                                                                              15

                                                                 [Tab] FINANCIAL
                                                                      HIGHLIGHTS


                  RATIO TO AVERAGE NET ASSETS
               --------------------------------------

   Net                                            Portfolio   Net Assets at
Investment      Net        Gross        Total     Turnover    End of Period
  Income     Expenses   Expenses(a)   Return(b)     Rate     (000's Omitted)
-----------------------------------------------------------------------------


 6.14%(c)    0.75%(c)     1.13%(c)      9.46%    134.56%(d)           $3,030
  6.37%        0.75%       1.31%        6.84%      55.07%             $3,086
  6.48%        0.76%       1.57%        3.41%      77.49%             $2,010
  6.94%        0.64%       2.38%        9.42%      35.19%               $599
 6.04%(f)    0.37%(f)    13.29%(f)   (4.64%)(f)    37.50%               $150

 5.37%(c)    1.50%(c)     2.22%(c)      8.64%    134.56%(d)           $2,648
  5.61%        1.49%       2.37%        6.27%      55.07%             $2,254
  5.75%        1.51%       2.48%        2.63%      77.49%             $2,098
  6.17%        1.41%       3.09%        8.59%      35.19%               $919
 5.40%(f)    1.11%(f)     8.29%(f)   (5.23%)(f)    37.50%               $186

16                            [PICTURE OF COFFEE CUP, SPOON, HAND AND OPEN BOOK]

GLOSSARY

This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.
________________________________________________________________________________
TERM                DEFINITION
--------------------------------------------------------------------------------
AMT                 Alternative minimum tax.

Board               The Board of Trustees of Norwest Advantage Funds.

CDSC                Contingent deferred sales charge.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow. Prices of
                    securities   with  longer   durations   generally  are  more
                    volatile.


Fundamental         Requiring shareholder approval to change.

Investment Grade    Rated  at  the  time  of   purchase   in  1 of the 4 highest
                    long-term or 2 highest short-term ratings categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

NRSRO               A nationally  recognized  statistical  rating  organization,
                    such  as  S&P,  that  rates  fixed  income   securities  and
                    preferred stock by relative credit risk.

Non-Investment      Neither  rated at the time of purchase in 1 of the 4 highest
Grade               long-term or 2 highest  short-term  ratings categories by an
                    NRSRO nor unrated and determined by the Adviser to be of comparable quality.

SAI                 Statement of Additional Information.

SEC                 The U.S. Securities and Exchange Commission.

STRIPS              Separately  traded  principal  or  interest   components  of
                    securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities program.

U.S. Government     A security issued or guaranteed as to principal and interest
Security            by   the   U.S.    Government,    its    agencies   or   its
                    instrumentalities.
________________________________________________________________________________

                          [PICTURE OF FINANCIAL DATA]

                                                                 [Tab INVESTMENT
                                                                 OBJECTIVES AND
                                                                 POLICIES]

                                                                 [Tab GLOSSARY]
Investment Objectives and Policies

This section discusses the investment objectives and policies of the Funds. All of the Funds invest at least 65% of their total assets in fixed income securities. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section below discusses these risks.

--------------------------------------------------------------------------------
STABLE INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
The Fund's investment objective is to maintain safety of principal while providing low volatility total return.

[INVESTMENT ICON]

INVESTMENT POLICIES

The Fund invests primarily in short-term Investment Grade securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

The Fund normally limits its investments in:

*    mortgage-backed securities to not more than 65% of its total assets;

* other types of asset-backed securities to not more than 25% of its total assets;

* mortgage-backed securities that are not U.S. Government Securities to not more than 25% of its total assets; and

*    U.S. Government Securities to not more than 50% of its total assets.

The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

The Fund only purchases Investment Grade securities. The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

The Fund may use options, swap agreements, interest rate caps, floors, and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

________________________________________________________________________________
[RISK ICON]

  Credit Risk                  Foreign Risk               Interest Rate Risk
  Leverage Risk                Market Risk                Prepayment Risk
________________________________________________________________________________

18

--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT  OBJECTIVE

The Fund's investment objective is to provide income and safety of principal by investing primarily in U.S. Government Securities.

[INVESTMENT ICON]

INVESTMENT POLICIES

The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

The Fund limits its investments in:

*    mortgage-backed securities to not more than 50% of its total assets;

* other types of asset-backed securities to not more than 25% of its total assets; and

* zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

As part of its mortgage-backed securities investments, the Fund may enter into Dollar Rolls. The Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S.

Government, except the U.S. Treasury. The Fund may enter into short sales.

The Fund will purchase only securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Fund's portfolio securities will have an average dollar-weighted maturity of between 3 and 10 years and a Duration of between 70% and 130% of the Duration of a 5 year Treasury Note.

The Fund may use options, swap agreements, interest rate caps, floors, and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

________________________________________________________________________________
[RISK ICON]

 Credit Risk                 Interest  Rate   Risk        Leverage  Risk
 Market Risk                 Market Risk                  Prepayment Risk
________________________________________________________________________________


--------------------------------------------------------------------------------
INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return consistent with current income.

[INVESTMENT ICON]

                                                                 [Tab INVESTMENT
                                                                 OBJECTIVES AND
                                                                 POLICIES]

INVESTMENT  POLICIES

The Fund invests in a diversified portfolio of fixed and variable rate fixed income securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issuers, including U.S. Government Securities, mortgage-and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques. The Adviser combines these techniques with fundamental economic, credit and market analysis while at the same time controlling total return volatility by targeting the Fund's Duration within a narrow band around the Duration of the Lipper Corporate A-Rated Debt Average.

The Fund normally invests at least 30% of its total assets in U.S. Government Securities. The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets.

The Fund may invest up to 70% of its total assets in corporate securities, such as bonds, debentures, and notes and fixed income securities that can be converted into or exchanged for common stocks. The Fund also may invest in zero coupon securities and enter into dollar rolls.

The Fund may invest in debt securities registered and sold in the United States by foreign issuers and debt securities sold outside the United States by foreign or U.S. issuers. The Fund restricts its purchases of debt securities to those denominated and payable in U. S. dollars.

Normally, the Fund will invest at least 80% of its total assets in Investment Grade securities. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

The Fund invests primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years. The Fund's portfolio of securities will normally have a Duration of between 70% and 130% of the Duration of the Lipper Corporate A-Rated Debt Average.

________________________________________________________________________________
[RISK ICON]

 Credit Risk                  Foreign Risk             Interest Rate Risk
 Leverage Risk                Market Risk              Prepayment Risk
________________________________________________________________________________


--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek total return.

[INVESTMENT ICON]

20

INVESTMENT  POLICIES


The Fund invests in a broad range of fixed income instruments in order to create a strategically diversified portfolio of fixed income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

The Adviser focuses on relative value as opposed to predicting the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

     The Fund particularly seeks strategic diversification. The Fund will not invest more than:

*    75% of its total assets in corporate bonds;

*    65% of its total assets in mortgage-backed securities;

*    50% of its total assets in asset-backed securities; or

*    25% of its total assets in a single industry of the corporate market.

The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

The Fund will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.

The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

The Fund may use options, swap agreements, interest rate caps, floors, and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

________________________________________________________________________________
[RISK ICON]

 Credit Risk                   Interest Rate Risk                Leverage Risk
 Market Risk                   Prepayment Risk
________________________________________________________________________________

                                                        [Tab RISK CONSIDERATIONS


                      [PICTURE OF LAP TOP COMPUTER, COFFEE CUP, AND OPEN BOOK]


5. RISK CONSIDERATIONS

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in INVESTMENT OBJECTIVES AND POLICIES lists the Fund's principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------
[RISK ICON]
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

--------------------------------------------------------------------------------
FOREIGN RISK
--------------------------------------------------------------------------------
[RISK ICON]

The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls, or other limitations on repatriation of foreign capital or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in emerging or developing markets.

--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------
[RISK ICON]

The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of the Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

--------------------------------------------------------------------------------
LEVERAGE  RISK
--------------------------------------------------------------------------------
[RISK ICON]

The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.

--------------------------------------------------------------------------------
MARKET  RISK
--------------------------------------------------------------------------------
[RISK ICON]

The risk that the market value of a Fund's investments will fluctuate as the bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.

22


--------------------------------------------------------------------------------
PREPAYMENT  RISK
--------------------------------------------------------------------------------
[RISK ICON]

The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.

                                                                              23
           [PICTURE OF COFFEE CUP, SPOON, HAND, AND LAP TOP COMPUTER]

COMMON POLICIES

Except as otherwise indicated, investment policies of the Funds may be changed by the Board without shareholder approval. The Funds' investment objectives are Fundamental.

--------------------------------------------------------------------------------
VOTING ISSUES
--------------------------------------------------------------------------------

In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the funds than do shareholders of Funds with lower net asset values.

--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITION
--------------------------------------------------------------------------------

To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash or cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective and is likely that its shareholders may be subject to Federal and applicable state income taxes on a greater portion of the fund's income distribution.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.

--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

24

                          [PICTURE OF FINANCIAL DATA]

Management of the Funds

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

Norwest Investment Management, Inc. is the investment adviser for each Fund and each Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

Norwest, Stable Income Portfolio and Strategic Value Bond Portfolio have retained Galliard Capital Management, Inc. or Galliard as an investment subadviser to make investment decisions for and administer the investment programs of those Portfolios. Norwest decides which portion of the Portfolios' assets Galliard should manage and supervises Galliard's performance of its duties. Galliard is an investment advisory subsidiary of Norwest Bank which provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. Galliard Capital Management, Inc.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund's portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest by the Fund or the Portfolio in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

How investment advisory fees are paid depends on whether or not a Fund invests in a Portfolio.

* If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

* If a Fund invests in a Portfolio, Norwest receives an investment advisory fee from the Portfolio.

Norwest (and not the Funds or Portfolios) pays the subadviser's investment subadvisory fee. The investment subadvisory fee does not increase the amount of the investment advisory fees paid to Norwest by the Funds or Portfolios.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  STABLE INCOME FUND
  Portfolio:                     Stable Income Portfolio
  Subadviser:                    Galliard
  Portfolio Manager:             Karl P. Tourville (1994) and John Huber (1998).
  Advisory Fee:                  0.30%
________________________________________________________________________________

                                                   [Tab MANAGEMENT OF THE FUNDS]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  INTERMEDIATE GOVERNMENT INCOME FUND
  Portfolio Manager:             Marjorie H. Grace, CFA (1995).
  Advisory Fee:                  0.33%


  INCOME FUND
  Portfolio Manager:             Marjorie H. Grace, CFA (1996).
  Advisory Fee:                  0.50%


  TOTAL RETURN BOND FUND
  Portfolio:                     Strategic Value Bond Portfolio
  Subadviser:                    Galliard
  Portfolio Managers:            Richard Merriam, CFA (1997), John Huber (1998),
                                 and David Yim (1998)
  Advisory Fee:                  0.50%
________________________________________________________________________________

PORTFOLIO MANAGERS

Marjorie H. Grace, associated with Norwest or its affiliates since 1992. Ms. Grace is a Director, Taxable Fixed Income of Norwest.

John Huber, associated with Norwest or its affiliates since 1990. Mr. Huber has been a portfolio manager and Corporate Trading Specialist at Galliard since 1995 and has been in investment management since 1990.

Richard Merriam, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

Karl P. Tourville, associated with Norwest or its affiliates since 1986. Mr. Tourville has been a managing partner of Galliard since 1995.

David Yim, associated with Norwest or its affiliates since 1995. Mr. Yim has been a portfolio manager and Credit Research Specialist of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.


DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in a Portfolio. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in a Portfolio. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

--------------------------------------------------------------------------------
OTHER FUND SERVICES
--------------------------------------------------------------------------------

The Forum Financial Group of companies provide managerial, administrative, and underwriting services to the Funds. Norwest Bank acts as the Funds' transfer agent, distribution disbursing agent, and custodian.

26

                [PICTURE OF LAP TOP COMPUTER AND CUP AND SAUCER]


CHOOSING A SHARE CLASS

Sales charges and fees vary considerably between a Fund's A Shares and B Shares. After a set number of years, B Shares, which have higher fees, convert to A Shares, which have lower fees. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period the accumulated fees and applicable CDSCs on B Shares would be less than the initial sales charge on A Shares. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.


--------------------------------------------------------------------------------
A SHARES
--------------------------------------------------------------------------------

The Funds offer A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of distributions):

STABLE INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                    Sales Charge
                                                                 As A Percentage Of*.
   Amount Of Purchase                                 Offering Price+     Net Amount Invested

Less than $50,000...........................             1.50%                   1.52%
$50,000 to $99,999..........................             1.00%                   1.01%
$100,000 to $499,000........................             0.75%                   0.76%
$500,000 to $999,000........................             0.50%                   0.50%
  $1,000,000 and over.......................             None                    None
*Rounded to the nearest one-hundredth percent.
+The amount of the initial sales charge is included in the offering price.
________________________________________________________________________________


INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND, AND TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    Sales Charge
                                                                 As A Percentage Of*
   Amount Of Purchase                                 Offering Price+     Net Amount Invested

Less than $50,000...........................              4.00%                  4.17%
$50,000 to $99,999..........................              3.50%                  3.63%
$100,000 to $249,000........................              3.00%                  3.09%
$250,000 to $499,999..............................        2.50%                  2.56%
$500,000 to $999,000.............................         2.00%                  2.04%
over $1,000,000 ...................................       None                  None
*Rounded to the nearest one-hundredth percent.
+The amount of the initial sales charge is included in the offering price.

________________________________________________________________________________

                                                    [Tab CHOOSING A SHARE CLASS]



If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

--------------------------------------------------------------------------------
B SHARES
--------------------------------------------------------------------------------

The Funds offer B Shares at their net asset value per share. The Funds' B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

CONTINGENT  DEFERRED SALES CHARGE

If you redeem B Shares within 4 years of purchase (2 years in the case of the Stable Income Fund), there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of dividends and distributions.


                                                 Charge For Stable Income Fund

   Year Since Purchase

First................................................       1.50%
Second...............................................       0.75%
Third and subsequent.................................        None


                                                         Charge For Intermediate
                                                              Government
Year Since Purchase                                    Income Fund, Income Fund,
                                                      And Total Return Bond Fund
First................................................           3.0%
Second...............................................           2.0%
Third................................................           2.0%
Fourth...............................................           1.0%
Fifth................................................           None
Sixth................................................           None

The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares of the Fund held for more than 4 years (2 years in the case of the Stable Income Fund), and fourth from the longest-outstanding B Shares of the Fund held for less than 4 years (2 years in the case of the Stable Income Fund).

28


CONVERSION FEATURE

B Shares will automatically convert to A Shares 6 years (4 years in the case of Stable Income Fund) from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee, or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of dividends and distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

         [PICTURE OF LAP TOP COMPUTER, COFFEE CUP, HAND, AND OPEN BOOK]

                                               [Tab  HOW TO BUY AND SELL SHARES]


HOW to BUY and SELL SHARES

You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after receipt of your purchase order in proper form plus, in the case of A Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

--------------------------------------------------------------------------------
GENERAL PURCHASE INFORMATION
--------------------------------------------------------------------------------
You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

All of the Funds except Stable Income Fund require a minimum initial investment of $1,000. Stable Income Fund requires a minimum initial investment of $5,000. All of the Funds require minimum subsequent investments of $100. Your shares become eligible to receive distributions the Fund Business Day after your purchase order is received in proper form.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

--------------------------------------------------------------------------------
PURCHASE PROCEDURES
--------------------------------------------------------------------------------

DIRECT PURCHASES

You may obtain an account application by writing Norwest Advantage Funds at the following address:

              NORWEST ADVANTAGE FUNDS
              [NAME OF FUND]
              NORWEST BANK MINNESOTA, N.A.
              TRANSFER AGENT
              733 MARQUETTE AVENUE
              MINNEAPOLIS, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

30


Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

--------------------------------------------------------------------------------
PURCHASES  BY MAIL
--------------------------------------------------------------------------------

You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan, or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

--------------------------------------------------------------------------------
PURCHASES BY BANK WIRE
--------------------------------------------------------------------------------

You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

          NORWEST BANK MINNESOTA, N.A.
          A091 000 019
          FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
          RE: [NAME OF FUND][CLASS OF SHARES]
          ACCOUNT NO.:
          ACCOUNT NAME:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

--------------------------------------------------------------------------------
PURCHASES THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

                                                [Tab HOW TO BUY AND SELL SHARES]


SUBSEQUENT PURCHASES OF SHARES

You may make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

--------------------------------------------------------------------------------
GENERAL REDEMPTION INFORMATION
--------------------------------------------------------------------------------

You may redeem Fund shares as of the next determination of the Fund's net asset value following receipt by the transfer agent of your redemption order in proper form subject to, in the case of B Shares, a CDSC imposed on most redemptions made within 4 years of purchase (two in the case of Stable Income Fund). Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

32


Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 ($5,000 in the case of Stable Income Fund) immediately following any redemption.

--------------------------------------------------------------------------------
REDEMPTION PROCEDURES
--------------------------------------------------------------------------------

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL

You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE

If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE

If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

--------------------------------------------------------------------------------
EXCHANGES
--------------------------------------------------------------------------------

You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may also exchange A Shares and B Shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and prospectuses of those funds.

                                                [Tab HOW TO BUY AND SELL SHARES]



The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the Fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES

Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deem A Shares acquired through the reinvestment of distributions to have been acquired with a sales charge equal to the maximum sales charge of the Fund.

You may exchange B Shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the B Shares you originally purchased. B Shares acquired through an exchange will convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL

You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE

If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

34
                          [PICTURE OF FINANCIAL DATA]

Distributions and Tax Matters

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

Stable Income Fund, Intermediate Government Income Fund, and Total Return Bond Fund declare and distribute net investment income monthly. Income Fund declares distributions of net investment income daily and pays those distributions monthly. Each Fund's net capital gain, if any, is distributed at least annually. Distributions on B Shares will be lower than those on A Shares per share because of the distribution and other fees applicable to B Shares.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

* Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

--------------------------------------------------------------------------------
TAX MATTERS
--------------------------------------------------------------------------------

The Funds are  managed  so that they do not owe  federal  income or excise  tax.
Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

Distributions (other than distributions of net investment income of Income Fund) reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes.

[PICTURE OF LAP TOP, COFFEE CUP AND SAUCER, AND OPEN BOOK]



Other Information

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Each Fund determines net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value securities at fair value as determined by or pursuant to procedures adopted by the Board.

European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which the securities trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata share of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in individual securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.

--------------------------------------------------------------------------------
BROKER-DEALER REALLOWANCES
--------------------------------------------------------------------------------

The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 0.75% (0.50% in the case of Stable Income Fund) of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns, or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events, and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.

                                                         [Tab OTHER INFORMATION]
                                             [Tab DISTRIBUTIONS AND TAX MATTERS]

36

STABLE INCOME FUND

    Amount Of Purchase               Broker-dealers' Reallowance As A Percentage
                                                   Of Offering Price
    Less than $50,000...........................            1.35%
    $50,000 to $99,999..........................            0.90%
    $100,000 to $499,000........................            0.70%
    $500,000 to $999,000........................            0.45%
    $1,000,000 and over.........................             None



INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND, AND TOTAL RETURN BOND FUND

Amount Of Purchase                          Broker-dealers' Reallowance As A
                                              Percentage Of Offering Price
Less than $50,000...........................             3.50%
$50,000 to $99,999..........................             3.00%
$100,000 to $249,000........................             2.50%
$250,000 to $499,999........................             2.25%
$500,000 to $999,000........................             1.75%
$1,000,000 to $2,499,999....................             0.75%
$2,500,000 to $4,999,999....................             0.50%
Over $5,000,000.............................             0.25%



No one has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI, and the Funds' official sales literature. Any such information or representations must not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

If you would like more information about the Funds and their investments, you may want to read the following documents:

Statement Of Additional Information. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

Annual And Semi-annual Reports. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your investment representatiave or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

                                                        [Tab  OTHER INFORMATION]






        PROSPECTUS

     OCTOBER 1, 1998

________________________________


         TAX-FREE
       INCOME FUNDS



       [LOGO]






          [COVER WITH PC, CALCULATOR, CONSTRUCTION SITE]











                                        _________________________________

                                             TAX-FREE INCOME FUND
                                            COLORADO TAX-FREE FUND
                                            MINNESOTA TAX-FREE FUND







______________________________________________________________________________
|MUTUAL FUNDS ARE NOT INSURED BY THE FDIC,  |                |                 |
|FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT,   |MAY LOSE VALUE  |NO BANK GUARANTEE|
|OR ANY GOVERNMENT AGENCY                   |                |                 |
|___________________________________________|________________|________________ |

                               P R O S P E C T U S



                                 OCTOBER 1, 1998


                              TAX-FREE INCOME FUND

                             COLORADO TAX-FREE FUND

                             MINNESOTA TAX-FREE FUND































AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                               1
        TABLE OF CONTENTS          [COVER GRAPHICS]


    OVERVIEW...................................................2
                                                                  [OVERVIEW TAB]


     FINANCIAL HIGHLIGHTS......................................6
                                                      [FINANCIAL HIGHLIGHTS TAB]


    GLOSSARY...................................................12
                                                                  [GLOSSARY TAB]

[INVESTMENT ICON]
    INVESTMENT OBJECTIVES AND POLICIES.........................13
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

[RISK ICON]
    RISK CONSIDERATIONS........................................16
                                                       [RISK CONSIDERATIONS TAB]


    COMMON POLICIES........................................... 18
                                                           [COMMON POLICIES TAB]


    MANAGEMENT OF THE FUNDS....................................19
                                                   [MANAGEMENT OF THE FUNDS TAB]


    CHOOSING A SHARE CLASS.....................................20
                                                    [CHOOSING A SHARE CLASS TAB]


    HOW TO BUY AND SELL SHARES.................................22
                                                [HOW TO BUY AND SELL SHARES TAB]


   DISTRIBUTIONS AND TAX MATTERS...............................27
                                             [DISTRIBUTIONS AND TAX MATTERS TAB]


   OTHER INFORMATION.......................................... 29
                                                         [OTHER INFORMATION TAB]

2

--------------------------------------------------------------------------------
       OVERVIEW          [KEYBOARD]
--------------------------------------------------------------------------------

     The following is a summary of information about the Funds. Before investing, you should read the prospectus and consider the discussions under Investment Objectives and Policies and Risk Considerations.

     No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

THE FUNDS AT A GLANCE

[FUND ICON]

     The Funds generally seek current income exempt from federal or state income taxes.

        ------------------------------------------------------------------------
        ------------------------------------------------------------------------

        FUND                                 OBJECTIVE                           PRIMARY INVESTMENTS

        TAX-FREE INCOME FUND                 Current income exempt from          Investment grade (average maturity
                                             federal income taxes.               of 10-20+ years) municipal
                                                                                 securities.

        COLORADO TAX-FREE FUND               A high-level of current income      Investment grade (average maturity
                                             exempt from both federal            of 10-20+ years) Colorado
                                             (including the AMT) and Colorado    municipal securities.
                                             income taxes consistent with the
                                             preservation of capital.


        MINNESOTA TAX-FREE FUND              A high-level of current income      Investment grade (average maturity
                                             exempt from both federal and        of 10-20+ years) Minnesota
                                             Minnesota income taxes (including   municipal securities.
                                             the AMT) consistent with the
                                             preservation of capital.

CLASSES OF SHARES

This Prospectus offers 2 classes of shares of the Funds. The classes, which have different fee structures, are:

* A Shares: offered at their net asset value plus an initial sales charge. A Shares do not pay distribution or shareholder servicing fees.

* B Shares: offered at their net asset value. B Shares pay distribution and shareholder servicing fees and convert to A Shares 6 years after purchase. If you redeem your B Shares within 4 years of purchase, you may pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

MANAGEMENT OF THE FUNDS
                                                                  [OVERVIEW TAB]

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is each Fund's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts, and currently manages more than $29 billion in assets.

     The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS AND RESTRICTIONS

     The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Colorado Tax-Free Fund offers shares only to residents of Colorado. Minnesota Tax-Free Fund offers shares only to residents of Minnesota.

EXCHANGES

     If you own shares of a Fund, you may exchange them for shares of certain other funds. Your exchange rights will vary depending on the class of shares you own.

DISTRIBUTIONS

     Each Fund distributes to shareholders its net capital gain, if any, at least annually. The DISTRIBUTIONS AND TAX MATTERS section discusses how
     often  the  Funds   distribute  net  investment   income.

RISK FACTORS

[RISK ICON]

     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     The investment income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

     In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the principal and interest on its obligations when due. Funds that invest primarily in securities that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, generally have less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

4

     The Funds that invest primarily in the debt securities of the government and municipalities of a single state are more exposed to adverse economic developments and other risks affecting that state than the Fund that invests in a number of different states. Also, these single state Funds may invest in fewer issuers than the other Fund; a decline in the value of a Fund's investment in an issuer could therefore have a more significant effect on the Fund's shares.

     Each Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund, and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.


EXPENSES OF INVESTING IN THE FUNDS

     The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund.



                        SHAREHOLDER TRANSACTION EXPENSES
                            (applicable to each Fund)

                                                                A                         B
                                                              SHARES                    SHARES
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
   (as a percentage of offering price)                         4.0%                      Zero
Maximum deferred sales charge
   (as a percentage of the lesser of original purchase
   price or redemption proceeds)                               Zero                      3.0%(1)

 ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            TAX-FREE INCOME FUND
                                                              A               B
                                                           Shares          Shares
                                                         ------------    ------------

Investment Advisory Fee (2)                                 0.34%           0.34%
Rule 12b-1 Fees (after fee waivers)(3)                       N/A            0.75%
Other    Expenses    (after fee waivers and                 0.26%           0.26%
    reimbursements)
Total Operating Expenses(4)                                 0.60%           1.35%


                                                           COLORADO TAX-FREE FUND          MINNESOTA TAX-FREE FUND
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ------------    ------------    ------------   ------------

Investment Advisory Fee  (2)                                0.29%           0.29%           0.23%           0.23%
Rule 12b-1 Fees (after fee waivers)(3)                       N/A            0.75%            N/A            0.75%
Other Expenses (after fee waivers and                       0.31%           0.31%           0.37%           0.37%
   reimbursements)
Total Operating Expenses(4)                                 0.60%           1.35%           0.60%           1.35%



                                                                  [OVERVIEW TAB]

(1) The maximum 3.0% CDSC on B Shares of a Fund applies to redemptions during the first year after purchase; the CDSC declines to 2.0% for redemptions during the second and third years, 1.0% for redemptions during the fourth year, and 0% the following year.
(2)  Absent waivers, Investment Advisory Fee would be 0.50% for each Fund.
(3)  Absent waivers, Rule 12b-1 Fees would be 1.00% for B Shares of each Fund.

(4) Absent expense reimbursements and fee waivers, the expenses of A Shares of Tax-Free Income Fund, Colorado Tax-Free Fund, and Minnesota Tax-Free Fund would be: Other Expenses, 0.49%, 0.54%, and 0.57%, respectively; and Total Operating Expenses, 0.99%, 1.04%, and 1.07%, respectively. Absent expense reimbursements and fee waivers, the expenses of B Shares of Tax-Free Income Fund, Colorado Tax-Free Fund, and Minnesota Tax-Free Fund would be: Other Expenses, 0.55%, 0.54%, and 0.57%, respectively; and Total Operating Expenses, 2.05%, 2.04%, and 2.07%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.




EXAMPLE

     The following Hypothetical Expense Example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the deferred sales charge for B Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of 6 years. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.


                                                     1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                                ----------------- ---------------- ----------------- ----------------
TAX-FREE INCOME FUND
  A Shares                                            $46               $58              $72              $112
  B Shares
    Assuming  redemption  at the end of the            44                63               74                162
    period
    Assuming no redemption                             14                43               74                162
COLORADO TAX-FREE FUND
  A Shares                                             46                58               72                112
  B Shares
    Assuming  redemption  at the end of the            44                63               74                162
    period
    Assuming no redemption                             14                43               74                162
MINNESOTA TAX-FREE FUND
  A Shares                                             46                58               72                112
  B Shares
    Assuming  redemption  at the end of the            44                63               74                162
    period
    Assuming no redemption                             14                43               74                162


6




     FINANCIAL   HIGHLIGHTS        [CONSTRUCTION SITE]


The financial highlights table is intended to help you understand each Fund's financial performance for the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                                         Net Realized
                                                                              and        Distributions  Distributions      Ending
                                         Beginning Net        Net         Unrealized        from Net       from Net      Net Asset
                                          Asset Value     Investment      Gain (Loss)      Investment      Realized      Value Per
                                           Per Share        Income      on Investments       Income          Gain          Share
-----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INCOME FUND
A SHARES

Year Ended May 31, 1998                     $10.05           $0.53           $0.49          ($0.53)           --          $10.54
Year Ended May 31, 1997                      $9.78           $0.54           $0.27          ($0.54)           --          $10.05
Year Ended May 31, 1996                      $9.82           $0.55          ($0.04)         ($0.55)           --           $9.78
Year Ended May 31, 1995                      $9.60           $0.55           $0.22          ($0.55)           --           $9.82
Year Ended May 31, 1994                     $10.06           $0.58          ($0.39)         ($0.58)         ($0.07)        $9.60
Year Ended May 31, 1993                      $9.98           $0.66           $0.11          ($0.66)         ($0.03)       $10.06
Year Ended May 31, 1992                      $9.95           $0.70           $0.04          ($0.70)         ($0.01)        $9.98
Year Ended  May 31, 1991                     $9.78           $0.70           $0.17          ($0.70)           --           $9.95
August 1, 1989(c) to May 31, 1990           $10.00           $0.57          ($0.22)         ($0.57)           --           $9.78
B SHARES

Year Ended May 31, 1998                     $10.05           $0.46           $0.48          ($0.45)           --          $10.54
Year Ended May 31, 1997                      $9.78           $0.46           $0.27          ($0.46)           --          $10.05
Year Ended May 31, 1996                      $9.82           $0.48          ($0.04)         ($0.48)           --           $9.78
Year Ended May 31, 1995                      $9.60           $0.48           $0.22          ($0.48)           --           $9.82
August 6, 1993(c) to May 31, 1994           $10.17           $0.39          ($0.50)         ($0.39)         ($0.07)        $9.60
----------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursement and fee waivers.
(c) The Fund commenced operations on August 1, 1989; the original class of shares subsequently became A Shares. The Fund commenced offering B Shares on August 6, 1993.
(d) Annualized.

                                                      [FINANCIAL HIGHLIGHTS TAB]



    Ratio to Average
        Net Assets
------------------------------------

   Net                                          Portfolio     Net Assets at
Investment     Net        Gross       Total     Turnover      End of Period
  Income    Expenses   Expenses(a)  Return(b)     Rate       (000's Omitted)
-------------------------------------------------------------------------------


  5.09%       0.60%       0.99%       10.33%       142.81%             $35,121
  5.41%       0.50%       1.06%       8.43%        152.33%             $29,217
  5.54%       0.40%       1.06%       5.29%        126.20%             $33,914
  5.87%       0.60%       1.12%       8.42%        130.90%             $30,786
  5.77%       0.60%       1.14%       1.74%        116.54%             $34,426
  6.47%       0.60%       1.12%       7.86%         42.81%            $109,983
  7.03%       0.34%       1.14%       7.65%         73.66%             $56,250
  7.09%       0.14%       1.08%       9.16%        101.11%             $35,215
 6.96%(d)   0.03%(d)     0.97%(d)    4.34%(d)       41.16%             $17,439

  4.31%       1.35%       2.05%       9.52%        142.81%             $11,070
  4.64%       1.26%       2.15%       7.63%        152.33%              $7,329
  4.77%       1.14%       2.21%       4.50%        126.20%              $5,897
  5.05%       1.35%       2.21%       7.61%        130.90%              $3,729
 4.76%(d)   1.31%(d)     2.24%(d)   (0.98%)        116.54%              $2,674

8


                                                                         Net Realized
                                                                              and       Distributions    Distributions     Ending
                                         Beginning Net        Net         Unrealized       from Net        from Net      Net Asset
                                          Asset Value     Investment      Gain (Loss)     Investment       Realized      Value Per
                                           Per Share        Income      on Investments       Income          Gain          Share
----------------------------------------------------------------------------------------------------------------------------------
Colorado Tax-Free Fund
A SHARES

Year Ended May 31, 1998                     $10.22           $0.53           $0.47          ($0.53)          --           $10.69
Year Ended May 31, 1997                      $9.89           $0.54           $0.33          ($0.54)          --           $10.22
Year Ended May 31, 1996                      $9.90           $0.53          ($0.01)         ($0.53)          --            $9.89
Year Ended May 31, 1995                      $9.69           $0.48           $0.21          ($0.48)          --            $9.90
Year Ended May 31, 1994(c)                  $10.00           $0.51          ($0.30)         ($0.51)        ($0.01)         $9.69
B SHARES

Year Ended May 31, 1998                     $10.23           $0.45           $0.48          ($0.45)          --           $10.71
Year Ended May 31, 1997                      $9.90           $0.47           $0.33          ($0.47)          --           $10.23
Year Ended May 31, 1996                      $9.91           $0.46          ($0.01)         ($0.46)          --            $9.90
Year Ended May 31, 1995                      $9.70           $0.41           $0.21          ($0.41)          --            $9.91
August 6, 1993(c) to May 31, 1994           $10.04           $0.35          ($0.33)         ($0.35)        ($0.01)         $9.70
----------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursement and fee waivers.
(c) The Fund commenced operations on June 1, 1993; the original class of shares subsequently became A Shares. The Fund commenced offering B Shares on
    August 2, 1993.
(d) Annualized.


                                                      [FINANCIAL HIGHLIGHTS TAB]

    Ratio to Average
        Net Assets
------------------------------------

   Net                                         Portfolio     Net Assets at
Investment     Net        Gross       Total     Turnover      End of Period
  Income    Expenses   Expenses(a)  Return(b)     Rate      (000's Omitted)
-------------------------------------------------------------------------------


  5.00%       0.60%       1.04%       9.96%      69.87%                $34,254
  5.36%       0.45%       1.14%       9.00%     129.26%                $27,806
  5.30%       0.30%       1.13%       5.35%     171.41%                $26,991
  5.10%       0.30%       1.15%       7.47%      47.88%                $25,997
  4.94%       0.07%       1.23%       2.02%      40.92%                $31,724

  4.24%       1.35%       2.04%       9.25%      69.87%                 $9,156
  4.60%       1.20%       2.15%       8.19%     129.26%                 $7,218
  4.64%       1.05%       2.16%       4.56%     171.41%                 $6,400
  4.32%       1.05%       2.16%       6.67%      47.88%                 $5,198
 4.08%(d)   0.85%(d)     2.24%(d)    0.27%       40.92%                 $4,494

10


                                                                             Net Realized
                                                                                 and        Distributions   Distributions   Ending
                                             Beginning Net        Net         Unrealized       from Net        from Net    Net Asset
                                              Asset Value     Investment      Gain (Loss)     Investment       Realized    Value Per
                                               Per Share        Income      on Investments       Income          Gain        Share
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND
A SHARES

Year Ended May 31, 1998                         $10.57           $0.53           $0.48          ($0.53)          --           $11.05
Year Ended May 31, 1997                         $10.30           $0.54           $0.27          ($0.54)          --           $10.57
Year Ended May 31, 1996                         $10.45           $0.56          ($0.15)         ($0.56)          --           $10.30
Year Ended May 31, 1995                         $10.15           $0.53           $0.30          ($0.53)          --           $10.45
Year Ended May 31, 1994                         $10.65           $0.53          ($0.31)         ($0.53)        ($0.19)        $10.15
Year Ended May 31, 1993                         $10.27           $0.55           $0.39          ($0.55)        ($0.01)        $10.65
December 1, 1991 to May 31, 1992                $10.20           $0.30           $0.11          ($0.30)        ($0.04)        $10.27
Year Ended November 30, 1991                    $10.15           $0.61           $0.12          ($0.61)        ($0.07)        $10.20
Year Ended November 30, 1990                    $10.14           $0.62           $0.02          ($0.62)        ($0.01)        $10.15
Year Ended November 30, 1989                     $9.78           $0.62           $0.36          ($0.62)          --           $10.14
January 12, 1988(d) to November 30, 1988        $10.00           $0.55          ($0.22)         ($0.55)          --            $9.78
B SHARES

Year Ended May 31, 1998                         $10.57           $0.45           $0.48          ($0.45)          --           $11.05
Year Ended May 31, 1997                         $10.30           $0.46           $0.27          ($0.46)          --           $10.57
Year Ended May 31, 1996                         $10.44           $0.48          ($0.14)         ($0.48)          --           $10.30
Year Ended May 31, 1995                         $10.15           $0.45           $0.29          ($0.45)          --           $10.44
August 6, 1993(d) to May 31, 1994               $10.77           $0.35          ($0.43)         ($0.35)        ($0.19)        $10.15
--------------------------------------------------------------------------------------------




(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not reflect the effects of sales charges. Total Return would have been lower absent expense reimbursement and fee waivers.
(c) Annualized.
(d) Commencement of operations; the original class of shares became A shares.

                                                      [FINANCIAL HIGHLIGHTS TAB]

        Ratio to Average
           Net Assets
     -----------------------------------

      Net                                         Portfolio     Net Assets at
   Investment    Net        Gross        Total     Turnover      End of Period
     Income    Expenses  Expenses(a)   Return(b)     Rate      (000's Omitted)
--------------------------------------------------------------------------------


       4.83%      0.60%       1.07%        9.71%      68.27%    $33,597
       5.11%      0.60%       1.21%        7.98%      96.68%    $25,739
       5.26%      0.48%       1.26%        3.97%      77.10%    $26,610
       5.25%      0.49%       1.61%        8.55%     139.33%    $15,559
       4.92%      0.61%       1.52%        1.94%      84.23%    $10,008
       5.13%      0.75%       1.79%        9.35%      44.29%    $10,852
      5.86%(c)   0.90%(c)    2.38%(c)    8.10%(c)     6.70%      $4,896
       6.01%      0.90%       2.63%        7.40%      37.32%     $4,575
       6.21%      0.90%       2.37%        6.50%      30.86%     $4,243
       6.21%      0.90%       1.70%       10.30%      26.31%     $5,309
      6.51%(c)   0.76%(c)    1.47%(c)    4.03%(c)     32.34%     $5,904

       4.07%      1.35%       2.08%        8.89%      68.27%    $16,549
       4.35%      1.34%       2.21%        7.18%      96.68%    $11,128
       4.51%      1.23%       2.29%        3.28%      77.10%     $8,825
       4.52%      1.21%       2.62%        7.63%     139.33%     $5,090
      3.99%(c)   1.31%(c)    2.45%(c)     (0.58%)     84.23%     $2,485

12


--------------------------------------------------------------------------------
      GLOSSARY              [PC DRIVER]
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                ----------
AMT                                 Alternative minimum tax.

BOARD                               The Board  of  Trustees of Norwest Advantage
                                    Funds.

CDSC                                Contingent deferred sales charge.

FUNDAMENTAL                         Requiring shareholder approval to change.

INVESTMENT GRADE                    Rated at the time of purchase in 1 of the  4
                                    highest   long-term   or  2  highest  short-
                                    term ratings categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

MUNICIPAL SECURITY                  A debt  security  issued  by or on behalf of
                                    the states, territories, or  possessions  of
                                    the   United    States,   the   District  of
                                    Columbia      and      their   subdivisions,
                                    authorities,      instrumentalities,     and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation, that rates fixed-income securities by relative credit risk.

NON-INVESTMENT GRADE               Neither rated at the time of purchase in 1 of
                                   the  4   highest  long-term  or   2   highest
                                   short-term ratings categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

NON-INVESTMENT GRADE                Rated below Investment Grade.

RELATED ISSUERS                     Issuers   of   Municipal   Securities   that
                                    economic,     business,     or     political
                                    developments affect in similar ways.

SEC                                 The U.S. Securities and Exchange Commission.

--------------------------------------------------------------------------------
       INVESTMENT OBJECTIVES AND POLICIES    [KEYBOARD]
--------------------------------------------------------------------------------

     This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The Risk Considerations section discusses these risks.

     Each Fund invests at least 80% of its total assets in Municipal Securities paying interest that is exempt from federal income tax. In order to respond to business and financial conditions, each Fund may invest up to 20% of its total assets in securities paying taxable interest income or securities paying interest income that may be a preference item for purposes of the federal AMT. In addition, each Fund may hold a portion of its assets in cash and cash-equivalent securities pending investment in Municipal
     Securities, to meet requests for redemptions or to assume a temporary defensive position.

TAX-FREE INCOME FUND

INVESTMENT  OBJECTIVE
[INVESTMENT ICON]

     The Fund's investment objective is to produce current income exempt from federal income taxes.

                                                                  [GLOSSARY TAB]
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

INVESTMENT  POLICIES

     The Fund invests primarily in a portfolio of Investment Grade Municipal Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from federal income taxes, including the federal AMT.

     The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but will vary depending on market conditions. In general, the longer the maturity of a Municipal Security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. The Fund emphasizes investments in Municipal Securities with interest income rather than stability of the Fund's net asset value.

     Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in securities of Related Issuers.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
Credit Risk                       Interest Rate Risk                 Market Risk
Prepayment Risk

14

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
[INVESTMENT ICON]

     The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal (including the AMT) and Colorado state income taxes consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

INVESTMENT POLICIES

     The Fund normally invests substantially all its assets in Investment Grade Municipal Securities issued by (1) the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations, and (2) territories and possessions of the United States ("Colorado Municipal Securities"). As a Fundamental policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from both federal (including the AMT) and Colorado state income taxes. The Fund invests in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Colorado Municipal Securities depend on, among other things, conditions in the Colorado Municipal Securities market and fixed-income markets generally, the size of a particular offering, the maturity of the securities, and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

     The Adviser expects that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Fund emphasizes investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value. The Fund also attempts to limit net asset value fluctuations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   [RISK ICON]
   Credit Risk           Diversification Risk      Geographic Concentration Risk
   Interest Rate Risk    Leverage Risk             Market Risk
   Prepayment Risk

                                                                              15
MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

[INVESTMENT ICON]
     The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the AMT) without assuming undue risk. The Fund offers shares only to residents of Minnesota.

INVESTMENT POLICIES
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Fund normally invests substantially all (and always at least 75% of) its assets in Investment Grade Municipal Securities issued by (1) the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Minnesota Municipal Securities"). As a Fundamental policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from both federal and Minnesota state income taxes (including the AMT). The Fund may invest in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Minnesota Municipal Securities depend on, among other things, conditions in the Minnesota Municipal Securities market and fixed-income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues.

     There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. The Adviser expects that the Fund's average dollar-weighted maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower.

     The Fund emphasizes investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value.

     The Fund may invest up to 25% of its total assets in Non-Investment Grade Municipal Securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     [RISK ICON]
     Credit Risk         Diversification Risk      Geographic Concentration Risk
     Interest Rate Risk  Leverage Risk             Market Risk
     Prepayment Risk

--------------------------------------------------------------------------------
  RISK CONSIDERATIONS         [CONSTRUCTION SITE]
--------------------------------------------------------------------------------

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Funds' principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------
[RISK ICON]

     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.


--------------------------------------------------------------------------------
DIVERSIFICATION RISK
--------------------------------------------------------------------------------
[RISK ICON]

     The risk that investment in a comparatively small number of issuers will increase the potential adverse effects of a decline in the value of a Fund's investment in a single issuer.


--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------
[RISK ICON]

     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------
[RISK ICON]

     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including Municipal Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

--------------------------------------------------------------------------------
LEVERAGE RISK
--------------------------------------------------------------------------------
[RISK ICON]

     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as forward commitment transactions.

                                                                              17
--------------------------------------------------------------------------------
MARKET RISK
--------------------------------------------------------------------------------
[RISK ICON]

     The risk that the market value of a Fund's investments will fluctuate as the bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.


--------------------------------------------------------------------------------
PREPAYMENT RISK
--------------------------------------------------------------------------------
[RISK ICON]

     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.





























                                                       [RISK CONSIDERATIONS TAB]

18

--------------------------------------------------------------------------------
  COMMON POLICIES   [PC DRIVER]
--------------------------------------------------------------------------------


     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.


--------------------------------------------------------------------------------
VOTING ISSUES
--------------------------------------------------------------------------------

     In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds will have a comparatively smaller impact on the outcome of votes by all of the funds with comparitively high net asset values than do shareholders of funds with lower net asset values.

--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITION
--------------------------------------------------------------------------------

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash or cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective and is likely that its shareholders may be subject to federal and applicable state income taxes on a greater portion of the Fund's income distributions.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.

--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

--------------------------------------------------------------------------------
  MANAGEMENT OF THE FUNDS          [KEYBOARD]
--------------------------------------------------------------------------------

INVESTMENT ADVISORY SERVICES

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund. In this capacity, Norwest makes investment decisions for and administers the Funds' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund's portfolio follows the manager's name in parenthesis. The list states the investment advisory fees payable to Norwest by the Fund on an annualized basis as a percentage of a Fund's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

TAX-FREE FIXED INCOME FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TAX-FREE INCOME FUND
 PORTFOLIO MANAGER:             William T. Jackson, CFA (1993).
 ADVISORY FEE:                  0.50%


 COLORADO TAX-FREE FUND
 PORTFOLIO MANAGER:             William T. Jackson, CFA (1993).
 ADVISORY FEE:                  0.50% -  first  $300  million; 0.46% - next
                                $400 million; and 0.42% - balance.


 MINNESOTA TAX-FREE FUND
 PORTFOLIO MANAGER:             Patricia D. Hovanetz, CFA (1991).
 ADVISORY FEE:                  0.50% - first  $300  million; 0.46% - next
                                $400 million; and 0.42% - balance.

                                                           [COMMON POLICIES TAB]
                                                   [MANAGEMENT OF THE FUNDS TAB]

PORTFOLIO MANAGERS

PATRICIA D. HOVANETZ, associated with Norwest or its affiliates since 1966. Ms. Hovanetz is a Director-Tax-Exempt Fixed-Income of Norwest and has been associated with Norwest or Norwest Bank for more than 25 years in capacities related to municipal bond investments.

WILLIAM T. JACKSON, associated with Norwest or its affiliates since 1993. Mr. Jackson is a Managing Director, Tax-Exempt Fixed Income.

OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent, and custodian.

20

--------------------------------------------------------------------------------
       CHOOSING A SHARE CLASS      [CONSTRUCTION SITE]
--------------------------------------------------------------------------------

     Sales charges and fees vary considerably between a Fund's A Shares and B Shares. After 6 years, B Shares, which have higher fees, convert to A Shares, which have lower fees. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period the accumulated fees and applicable CDSCs on B Shares would be less than the initial sales charge on A Shares. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

A SHARES

     The Funds offer A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of distributions):

                                                        SALES CHARGE AS A PERCENTAGE OF*
AMOUNT OF PURCHASE                                  OFFERING PRICE+      NET AMOUNT INVESTED
Less than $50,000...........................             4.00%                  4.17%
$50,000 to $99,999..........................             3.50%                  3.63%
$100,000 to $249,000........................             3.00%                  3.09%
$250,000 to $499,999........................             2.50%                  2.56%
$500,000 to $999,000........................             2.00%                  2.04%
over $1,000,000.............................             None                    None
*Rounded to the nearest one-hundredth percent.
+The amount of the initial sales charge is
included in the offering price.


     If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

B SHARES

The Funds offer B Shares at their net asset value per share. The Funds' B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

CONTINGENT  DEFERRED  SALES  CHARGE

     If you redeem B Shares within 4 years of purchase, there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of distributions.


                                                            CHARGE FOR EACH FUND

YEAR SINCE PURCHASE
First................................................                3.0%
Second...............................................                2.0%
Third................................................                2.0%
Fourth...............................................                1.0%
Fifth................................................                None
Sixth................................................                None

     The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares of the Fund held for more than 4 years, and fourth from the longest outstanding B Shares of the Fund held for less than 4 years.

CONVERSION FEATURE

     B Shares will automatically convert to A Shares 6 years from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee, or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.


                                                    [CHOOSING A SHARE CLASS TAB]

22

--------------------------------------------------------------------------------
       HOW TO BUY AND SELL SHARES       [PC DRIVER]
--------------------------------------------------------------------------------

     You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after receipt of your purchase order in proper form plus, in the case of A Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

     You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

     The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Your shares become eligible to receive distributions the Fund Business Day after your purchase order is received in proper form.

     The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASE PROCEDURES

DIRECT PURCHASES

     You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           NORWEST ADVANTAGE FUNDS
                           [NAME OF FUND]
                           NORWEST BANK MINNESOTA, N.A.
                           TRANSFER AGENT
                           733 MARQUETTE AVENUE
                           MINNEAPOLIS, MN  55479-0040

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

     You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

     Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit, or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES  BY MAIL

     You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent, or the distributor.

     To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds, or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan, or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE

     You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                           NORWEST BANK MINNESOTA, N.A.
                           A091 000 019
                           FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                           RE: [NAME OF FUND][CLASS OF SHARES]
                           ACCOUNT NO.:
                           ACCOUNT NAME:

     Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

                                                [HOW TO BUY AND SELL SHARES TAB]

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

24

SUBSEQUENT PURCHASES OF SHARES

     You may make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

     You may redeem Fund shares as of the next determination of the Fund's net asset value following receipt by the transfer agent of your redemption order in proper form subject to, in the case of B Shares, a CDSC imposed on most redemptions made within 4 years of purchase. Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

     To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

     You may  obtain  signature  guarantees  at any of the  following  types  of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     The Funds and the transfer agent will use  reasonable  procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

     If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL

     You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE

     If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE

     If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES
                                                [HOW TO BUY AND SELL SHARES TAB]

     You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may also exchange A Shares and B Shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and for prospectuses of those funds.

26

     The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the fund into which you are exchanging.

     You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares legally may be sold in your state of residence.

     The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES

     Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deem A Shares acquired through the reinvestment of distributions to have been acquired with a sales charge equal to the maximum sales charge of the Fund.

     You may exchange B Shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the B Shares you originally purchased. B Shares acquired through an exchange will convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL

     You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE

     If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number.

--------------------------------------------------------------------------------
      DISTRIBUTIONS AND TAX MATTERS          [KEYBOARD]
--------------------------------------------------------------------------------

DISTRIBUTIONS

     Distributions of net investment income are declared daily and paid monthly. Each Fund's net capital gain, if any, is distributed at least annually.

     You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

*    Under  the   Reinvestment   Option,   all   distributions  of  a  Fund  are
     automatically   invested  in  additional  shares  of  that  Fund.  You  are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution.

TAX MATTERS

     The Funds are managed so that they do not owe federal income or excise tax. Generally, you will not be subject to federal income tax on distributions paid by a Fund out of tax-exempt interest income earned by the Fund ("exempt-interest distributions"). If you use, or are related to someone who uses, facilities financed by private activity securities held by a Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. Interest on certain private activity bonds is treated as an item of tax preference for purpose of the federal AMT imposed on individuals and corporations. In addition, exempt-interest distributions are included in the "adjusted current earnings" of corporations for AMT purposes.

     As noted above, the Funds may invest a portion of their assets in securities that generate income that is not exempt from federal income tax. Further, capital gains, if any, distributed by the Funds are subject to tax. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets.
     Distributions paid by a Fund out of its interest income that is not tax-exempt and its net short-term capital gain are taxable as ordinary income. Distributions reduce the net asset value of a Fund by the amount of the distribution paid by the Fund. Further, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable. If shares are sold at a loss after being held for 6 months or less, the loss will be disallowed to the

                                             [DISTRIBUTIONS AND TAX MATTERS TAB]

28

     extent of any exempt-interest dividends received on those shares and then treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares. If you borrow money to purchase or carry shares of a Fund, the interest on your debt generally is not deductible for federal income tax purposes.

     TAX-FREE INCOME FUND. The federal income tax exemption on exempt-interest distributions does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on income derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in the Fund that may differ from the federal income tax consequences described above.

     COLORADO TAX-FREE FUND. It is anticipated that substantially all of the exempt- interest distributions paid by the Fund to individuals will be exempt from Colorado personal income tax. Distributions made by the Fund to Colorado individuals, trusts, estates, and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate AMT. Because the Fund may, except as indicated, purchase only Colorado Municipal Securities, none of the exempt- interest distributions paid by the Fund will be subject to Colorado income tax.

     MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the exempt- interest distributions paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota Municipal Securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest distributions paid by the Fund must be derived from Minnesota Municipal Securities in order for any portion of the exempt-interest distributions paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest distributions paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

     Under Minnesota law, if the difference in state income tax treatment between Minnesota Municipal Securities and the Municipal Securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota Municipal Securities to the taxable income of Minnesota residents. This treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota Municipal Securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken in light of its current investment objectives and investment policies.

     The Minnesota AMT on resident individuals is based in part on their income for purposes of the federal AMT. Accordingly, individual shareholders of the Fund may be subject to the Minnesota AMT on exempt-interest distributions paid by the Fund which are attributable to interest received by the Fund on certain private activity securities, even though those distributions are exempt from the regular Minnesota personal income tax.

                                                                              29
--------------------------------------------------------------------------------
      OTHER INFORMATION       [CONSTRUCTION SITE]
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

     Each Fund determines net asset value at 4:00 p.m.Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value securities at fair value as determined by or pursuant to procedures adopted by the Board.

INVESTING IN THE FUNDS

     The Funds currently invest directly in portfolio securities. Each Fund, however, may in the future invest in 1 or more other funds as opposed to investing directly in portfolio securities.

BROKER-DEALER REALLOWANCES

     The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 0.75% of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

     In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns, or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events, and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.


AMOUNT OF PURCHASE                          BROKER-DEALERS' REALLOWANCE AS A
                                              PERCENTAGE OF OFFERING PRICE
Less than $50,000...........................             3.50%
$50,000 to $99,999..........................             3.00%
$100,000 to $249,000........................             2.50%
$250,000 to $499,999........................             2.25%
$500,000 to $999,000........................             1.75%
$1,000,000 to $2,499,999....................             0.75%
$2,500,000 to $4,999,999....................             0.50%
Over $5,000,000.............................             0.25%

                                                         [OTHER INFORMATION TAB]

30

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI, AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.














If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

Norweest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040





























Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhwere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

(c) 1998 NORWEST ADVANTAGE FUNDS
10/98                                             [LOGO]

          PROSPECTUS

       OCTOBER 1, 1988

______________________________

         STOCK FUNDS





            [LOGO]





                   [COVER WITH WALL STREET JOURNAL, PCS]





                                             _________________________________

                                                  GROWTH BALANCED FUND
                                                   INCOME EQUITY FUND
                                                VALUGROWTH SM STOCK FUND
                                                  DIVERSIFIED EQUITY FUND
                                                    GROWTH EQUITY FUND
                                                LARGE COMPANY GROWTH FUND
                                                DIVERSIFIED SMALL CAP FUND
                                                 SMALL COMPANY STOCK FUND
                                               SMALL CAP OPPORTUNITIES FUND
                                                    INTERNATIONAL FUND

                                             _________________________________







______________________________________________________________________________
|MUTUAL FUNDS ARE NOT INSURED BY THE FDIC,  |                |                 |
|FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT,   |MAY LOSE VALUE  |NO BANK GUARANTEE|
|OR ANY GOVERNMENT AGENCY                   |                |                 |
|___________________________________________|________________|________________ |

                                   PROSPECTUS

                                 OCTOBER 1, 1998




                                  STOCK FUNDS



                              GROWTH BALANCED FUND


                               INCOME EQUITY FUND


                           VALUGROWTH (SM) STOCK FUND


                             DIVERSIFIED EQUITY FUND


                               GROWTH EQUITY FUND


                            LARGE COMPANY GROWTH FUND


                           DIVERSIFIED SMALL CAP FUND


                            SMALL COMPANY STOCK FUND


                          SMALL CAP OPPORTUNITIES FUND


                               INTERNATIONAL FUND










AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, or ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          TABLE OF CONTENTS

  OVERVIEW ....................................2
                                                                  [OVERVIEW TAB]


  FINANCIAL HIGHLIGHTS ........................10
                                                      [FINANCIAL HIGHLIGHTS TAB]


  GLOSSARY.....................................20
                                                                  [GLOSSARY TAB]

[INVESTMENT ICON]
  INVESTMENT OBJECTIVES AND POLICIES ..........21
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

[RISK ICON]
  RISK CONSIDERATIONS..........................37
                                                       [RISK CONSIDERATIONS TAB]


  COMMON POLICIES..............................39
                                                           [COMMON POLICIES TAB]


  MANAGEMENT OF THE FUNDS .....................40
                                                   [MANAGEMENT OF THE FUNDS TAB]


  CHOOSING A SHARE CLASS ......................49
                                                    [CHOOSING A SHARE CLASS TAB]


  HOW TO BUY AND SELL SHARES ..................52
                                                         [HOW TO BUY SHARES TAB]


  DISTRIBUTIONS AND TAX MATTERS .............. 57
                                             [DISTRIBUTIONS AND TAX MATTERS TAB]


  OTHER INFORMATION ...........................59
                                                         [OTHER INFORMATION TAB]

2

--------------------------------------------------------------------------------
       OVERVIEW        [[OFFICE, WALL STREET JOURNAL]

     THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

     NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.

THE FUNDS AT A GLANCE
[FUND ICON]

     Growth Balanced Fund seeks a combination of current income and capital appreciation. The other Funds seek capital growth or high capital return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          FUND                                OBJECTIVE                           PRIMARY INVESTMENTS


GROWTH BALANCED FUND                Combination of current income and     15%-55% fixed income investments
                                    capital appreciation.                 and 45%-85% equity investments



INCOME EQUITY FUND                   Long-term capital  appreciation      Common stock of large high
                                     consistent with above-average        quality domestic companies.
                                     dividend income.

VALUGROWTH STOCK FUND                Long-term capital appreciation.      Stock of medium- and large-
                                                                          capitalization companies that
                                                                          have above average growth
                                                                          characteristics and that appear
                                                                          to be undervalued.

DIVERSIFIED EQUITY FUND              Long-term capital appreciation       Diversified investments in 5
                                     while moderating annual return       different equity investment
                                     volatility.                          styles.

GROWTH EQUITY FUND                   Long-term capital appreciation       Diversified investments in 3
                                     while moderating annual return       different equity investment
                                     volatility.                          styles.

LARGE COMPANY GROWTH FUND            Long-term capital appreciation.      Stock of large high-quality
                                                                          domestic companies with superior
                                                                          growth potential.

DIVERSIFIED SMALL CAP FUND           Long-term capital appreciation       Diversified investments in 5
                                     while moderating annual return       different small company equity
                                     volatility.                          investment styles.

SMALL COMPANY STOCK FUND             Long-term capital appreciation.      Stock of small and medium sized
                                                                          domestic companies.

SMALL CAP OPPORTUNITIES FUND         Long-term capital appreciation.      Equity securities of small
                                                                          domestic companies.

INTERNATIONAL FUND                   Long-term capital appreciation.      Stock of high-quality companies
                                                                          based outside of the United
                                                                          States.

CLASSES OF SHARES

     This Prospectus offers 3 classes of shares. Each class has a different fee structure. All of the Funds offer A Shares and B Shares. Growth Balanced Fund, Income Equity Fund, Diversified Equity Fund, and Growth Equity Fund also offer C Shares. A Shares of Growth Balanced Fund, Large Company Growth Fund, and Diversified Small Cap Fund are not available until October 6, 1998.
                                                                  [OVERVIEW TAB]

* A Shares are generally offered at their net asset value plus an initial sales charge. Certain Funds' A Shares may have distribution or shareholder servicing fees.

* B Shares are offered at their net asset value. B Shares have distribution and shareholder servicing fees and convert to A Shares within 7 years after purchase. If you redeem your B Shares within 6 years of purchase, you pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

* C Shares are offered at their net asset value. C Shares have distribution fees. If you redeem your C Shares within a year of purchase, you pay a contingent deferred sales charge.

FUND STRUCTURES

     Some of the Funds invest directly in a portfolio of securities. Other Funds invest in 1 or more other funds identified in this prospectus as Portfolios. The Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.

MANAGEMENT OF THE FUNDS

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and all but 3 of the Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $28 billion in assets. SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. or SCHRODER is the investment adviser for 3 Portfolios: Schroder U.S. Smaller Companies Portfolio, International Portfolio, and Schroder EM Core Portfolio. Schroder specializes in providing international investment advice. INVESTMENT SUBADVISERS make investment decisions for certain Funds and Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest, Schroder or a subadviser as an Adviser.

     THE FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS AND RESTRICTIONS

The Funds require minimum initial investments of $1,000 and minimum subsequent investments of $100. Small Cap Opportunities Fund is closed to new investors.

4

EXCHANGES

     If you own Fund shares, you may exchange them for shares of certain other funds. Your exchange rights will vary depending on the class of shares you own.

DISTRIBUTIONS

     Each Fund distributes to shareholders its net capital gain, if any, at least annually. The Distributions and Tax Matters section discusses how often the Funds distribute net investment income.


RISK FACTORS
[RISK ICON]

     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets the Fund invests in, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund, and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

     The Funds are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

     Funds that invest in smaller issuers or foreign issuers are riskier than other Funds. Investments in smaller issuers are subject to greater market volatility because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax, or confiscate investors' assets.

     Growth Balanced Fund divides its investments between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities. An investment in the Fund will be subject both to the risks of fixed income securities and to the risks of equity securities.

     The investment income you receive from Growth Balanced Fund will vary with changes in interest rates. The value of the Fund's fixed income investments generally will fall when interest rates rise and rise when interest rates fall. The Fund's fixed income investments also are subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest and principal on its obligations when due.

     When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. The Fund also may invest in mortgage- or other asset-backed securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of this Fund to rise due to a drop in prepayments. A rise in average maturity or duration increases the Fund's sensitivity to rising interest rates and potential for losses in value.
                                                                  [OVERVIEW TAB]

     In addition, the Adviser may vary, within a fixed range, the allocations of Growth Balanced Fund's assets into each type of investment. There is a risk that the allocations selected by the Adviser will not achieve the Fund's objective as effectively as other possible allocations.



EXPENSES OF INVESTING IN THE FUNDS

     The following table will assist you in understanding the expenses that you will bear directly and indirectly when you invest in a Fund.





                        Shareholder Transaction Expenses
                            (applicable to each Fund)

                                                               A                    B                       C
                                                             Shares               Shares                  Shares
----------------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
   (as a percentage of public offering price)                5.5%                Zero                  Zero
Maximum deferred sales charge
   (as a percentage of the lesser of original purchase       Zero                4.0%(1)               1.0%(2)
    price or redemption proceeds)

ANNUAL FUND OPERATING EXPENSE(7)
(as  a  percentage of average daily  net assets)

                                                                  GROWTH                             INCOME
                                                             BALANCED FUND(3)(6)                     EQUITY FUND
                                                          A         B          C            A          B          C
                                                        Shares    Shares    Shares        Shares    Shares     Shares
                                                       --------- --------- ----------    --------- ---------- ----------
Investment Advisory Fee (4)                             0.13%     0.13%      0.13%         N/A        N/A        N/A
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                  0.10%     0.75%      0.75%         N/A       0.75%      0.75%
Other    Expenses    (AFTER   FEE    WAIVERS   AND      0.41%     0.29%      0.29%        0.33%      0.33%      0.33%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios                    0.45%     0.45%      0.45%        .050%      0.50%      0.50%
Other Expenses - Portfolios                             0.06%     0.06%      0.06%        0.02%      0.02%      0.02%
  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                             1.15%     1.68%      1.68%        0.85%      1.60%      1.60%


6

                                                                VALUGROWTH                        DIVERSIFIED
                                                                STOCK FUND                       EQUITY FUND(6)
                                                             A               B              A          B          C
                                                           Shares         Shares          Shares    Shares     Shares
                                                       --------------- --------------    --------- ---------- ----------


Investment Advisory Fee (4)                                0.78%           0.78%          0.16%      0.16%      0.16%
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                      N/A            0.75%           N/A       0.75%      0.75%
Other Expenses (AFTER FEE WAIVERS AND                      0.22%           0.22%          0.29%      0.29%      0.29%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios(4)                     N/A             N/A           0.49%      0.49%      0.49%
Other Expenses - Portfolios                                 N/A             N/A           0.06%      0.06%      0.06%

  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                                1.00%           1.75%          1.00%      1.75%      1.75%


                                                                  GROWTH                         LARGE COMPANY
                                                              EQUITY FUND(6)                      GROWTH FUND(3)

                                                          A         B          C                A               B
                                                        Shares    Shares    Shares           Shares          Shares
                                                       --------- --------- ----------    ---------------- --------------
Investment Advisory Fee (4)                             0.22%     0.22%      0.22%             N/A             N/A
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                   N/A      0.75%      0.75%            0.10%           0.75%
Other    Expenses    (AFTER   FEE    WAIVERS   AND      0.26%     0.26%      0.26%            0.43%           0.33%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios(4)                 0.67%     0.67%      0.67%            0.65%           0.65%
Other Expenses - Portfolios                             0.10%     0.10%      0.10%            0.02%           0.02%
  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                             1.25%     2.00%      2.00%            1.20%           1.75%

                                                             DIVERSIFIED SMALL                   SMALL COMPANY
                                                                 CAP FUND                        STOCK FUND(6)
                                                             A               B                  A               B
                                                           Shares         Shares             Shares          Shares
                                                       --------------- --------------    ---------------- --------------
Investment Advisory Fee (4)                                0.00%           0.00%               N/A             N/A
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                     0.10%           0.75%               N/A            0.75%
Other Expenses (AFTER FEE WAIVERS AND                      0.37%           0.27%              0.25%           0.25%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolios(4)                    0.83%           0.83%              0.90%           0.90%
Other Expenses - Portfolios                                0.10%           0.10%              0.05%           0.05%
  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                                1.40%           1.95%              1.20%           1.95%


                                                                  [OVERVIEW TAB]



                                                                 SMALL CAP                     INTERNATIONAL FUND
                                                            OPPORTUNITIES FUND
                                                             A               B                  A               B
                                                           Shares         Shares             Shares          Shares
                                                       --------------- --------------    ---------------- --------------

Investment Advisory Fee (4)                                 N/A             N/A               0.25%           0.25%
Rule 12b-1 Fees (AFTER FEE WAIVERS)(5)                      N/A            0.75%               N/A            0.75%
Other    Expenses    (AFTER   FEE    WAIVERS   AND         0.50%           0.50%              0.56%           0.56%
REIMBURSEMENTS)
Investment Advisory Fee - Portfolio(4)                     0.60%           0.60%              0.42%           0.42%
Other Expenses - Portfolios                                0.15%           0.15%              0.27%           0.27%

  (AFTER FEE WAIVERS AND REIMBURSEMENTS)
Total Operating Expenses(7)                                1.25%           2.00%              1.50%           2.25%

(1) The maximum 4.0% deferred sales charge on B Shares applies to redemptions during the first year after purchase; the charge declines to 3.0% during the second and third years, 2.0% during the fourth and fifth years, 1.0% during the sixth year and zero the following year.

(2) The 1.0% deferred sales charge on C Shares applies only to redemptions during the first year after purchase.

(3) The expenses, and any fee waivers and reimbursements, for Growth Balanced Fund, Large Company Growth Fund, Diversified Small Cap Fund, and C shares of Income Equity Fund, Diversified Equity Fund and Growth Equity Fund are estimated.

(4) For Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund Diversified Small Cap Fund, and International Fund Investment Advisory Fee reflects an asset allocation fee, which absent fee waivers, would be 0.25%. Investment Advisory Fee - Portfolios states the investment advisory fees of any Portfolios in which a Fund invests. Absent fee waivers, Investment Advisory Fee - Portfolios for International Fund would be 0.47% and for Growth Equity Fund 0.68%.


(5)  Absent fee waivers, Rule 12b-1 Fees would be 1.00% for B Shares.

(6) Norwest and the Fund's Administrator have agreed to waive fees and reimburse expenses to maintain Small Company Stock Fund's total operating expenses at or below 1.20% for A Shares and 1.95% for B Shares. Any reduction of those waivers or reimbursements requires review by the Funds' Board of Trustees. Norwest and the Fund's Administrator have agreed to waive their fees through May 31, 1999 to ensure that the combined investment advisory, administrative and management services fees borne by Growth Balanced Fund, Diversified Equity Fund, and Growth Equity Fund do not exceed 0.68%, 0.75%, and 1.00% respectively. Any reduction of those waivers after May 31, 1999 requires Board approval.

(7) Absent estimated expense reimbursements and fee waivers, Other Expenses, Other Expenses-Portfolios, and Total Operating Expenses of A Shares would be: Growth Balanced Fund 0.47%, 0.12%, and 1.39%, Income Equity Fund 0.39%, 0.07, and 0.96%, ValuGrowth Stock Fund 0.47%, N/A, and 1.25%, Diversified Equity Fund 0.39%, 0.11% and, 1.24%, Growth Equity Fund 0.40%, 0.15%, and 1.48%, Large Company Growth Fund 0.49%, 0.08%, and 1.32%, Diversified Small Cap Fund 1.61%, 0.15%, and 2.94%, Small Company Stock Fund 0.47%, 0.11%, and 1.48%, Small Cap Opportunities Fund 1.03%, 0.15%, and 1.78%, and International Fund 0.83%, 0.31%, and 1.86%. Absent expense reimbursements and fee waivers, Other Expenses, Other Expenses-Portfolio(s) and Total Operating Expenses of B Shares would be: Growth Balanced Fund 0.33%, 0.12%, and 2.15%, Income Equity Fund 0.39%, 0.07%, and 1.96%, ValuGrowth Stock Fund 0.53%, N/A, and 2.31%, Diversified Equity Fund 0.39%, 0.11%, and 2.24%, Growth Equity Fund 0.43%, 0.15%, and 2.51%, Large Company Growth Fund 0.35%, 0.08%, and 2.08%, Diversified Small Cap Fund 1.47%, 0.15%, and 3.70%, Small Company Stock Fund 0.52%, 0.11%, and 2.53%, Small Cap Opportunities Fund 1.30%, 0.15%, and 3.05%, and International Fund 0.92%, 0.31%, and 2.95%. Absent estimated expense reimbursements and fee waivers, Other Expenses, Other Expenses-Portfolio(s) and Total Operating Expenses of C Shares would be: Growth Balanced Fund 0.33%, 0.12%, and 1.90%, Income Equity Fund 0.39%, 0.07%, and 1.71%, Diversified Equity Fund 0.39%, 0.11%, and 1.99%, and Growth Equity Fund 0.43%, 0.15%, and 2.26%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

8

EXAMPLE

     The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all distributions, the deduction of the maximum initial sales charge for A Shares and C Shares, the deduction of the contingent deferred sales charge for B Shares and C Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of 7 years. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                           1 year       3 years          5 years          10 years
---------------------------------------------------------------------------------------------------------------------------------
Growth Balanced Fund
   A Shares                                  $64        $83               $104             $163
   B Shares
        Assuming redemption
        at the end of the period              57         83                111              199
        Assuming no redemption                17         53                 91              199
   C Shares
        Assuming redemption
        at the end of the period              27         53                 91              199
        Assuming no redemption                17         53                 91              199
Income Equity Fund

   A Shares                                   63         81                100              154
   B Shares

        Assuming redemption

        at the end of the period              56         80                107              190
        Assuming no redemption                16         50                 87              190

   C Shares
        Assuming redemption

        at the end of the period             26           50                87            190
        Assuming no redemption               16           50                87            190

ValuGrowth Stock Fund
   A Shares                                  65           85               107            171
   B Shares
        Assuming redemption
        at the end of the period             58           85               115            206
        Assuming no redemption               18           55                95            206
Diversified Equity Fund
   A Shares                                  65           85               107            171
   B Shares
        Assuming redemption
        at the end of the period             58           85               115            206
        Assuming no redemption               18           55                95            206
   C Shares
        Assuming redemption
        at the end of the period             28           55                95            206
        Assuming no redemption               18           55                95            206

                                                                  [OVERVIEW TAB]

Growth Equity Fund
   A Shares                                  67           92               120            198
   B Shares
        Assuming redemption
        at the end of the period             60           93               128            233
        Assuming no redemption               20           63              108             233
   C Shares
        Assuming redemption
          at the end of the period           30           63              108             233
        Assuming no redemption               20           63              108             233
Small Company Stock Fund
   A Shares                                  67           91              117             192
   B Shares
        Assuming redemption
          at the end of the period           60           91              125             227
        Assuming no redemption               20           61              105             227
Small Cap Opportunities Fund
   A Shares                                  67           93              120             198
   B Shares
        Assuming redemption
          at the end of the period           60           93              128             233
        Assuming no redemption               20           63              108             233
Large Company Growth Fund
   A Shares                                  67           91              117             192
   B Shares
        Assuming redemption
          at the end of the period           58           85               115            206
        Assuming no redemption               18           55                95            206
Diversified Small Cap Fund

   A Shares                                  67           91               117            192
   B Shares

        Assuming redemption

          at the end of the period           60           91               125             227
        Assuming no redemption               20           61               105             227

International Fund
   A Shares                                  69          100               132             224
   B Shares
        Assuming redemption

          at the end of the period           63          100               140             258
         Assuming no redemption              23           70               120             258



10

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS        [PC MONITORS]
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.


                                                                        Net Realized
                                                                             and          Dividends   Distributions  Ending
                                           Beginning Net      Net        Unrealized       from Net     from Net    Net Asset
                                            Asset Value   Investment     Gain (Loss)     Investment    Realized    Value Per
                                             Per Share      Income     on Investments       Income       Gain        Share
---------------------------------------------------------------------------------------------------------------------------------
INCOME EQUITY FUND
A SHARES
Year Ended May 31, 1998                       $33.16         $0.52          $8.77          ($0.54)      ($0.72)      $41.19
Year Ended May 31, 1997                       $27.56         $0.57          $5.54          ($0.51)        --         $33.16
May 2, 1996 to May 31, 1996(f)                $26.94         $0.07          $0.55            --           --         $27.56
B SHARES
Year Ended May 31, 1998                       $33.09         $0.24          $8.75          ($0.24)      ($0.72)      $41.12
Year Ended May 31, 1997                       $27.54         $0.36          $5.52          ($0.33)        --         $33.09
May 2, 1996 to May 31, 1996(f)                $26.94         $0.02          $0.58            --           --         $27.54
----------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.

(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.

(d) Includes expenses allocated from the Portfolio in which the Fund invests.
(e) Reflects the activity of the Portfolio in which the Fund invests.
(f) Commencement of operations.
(g) Annualized.

                                                      [FINANCIAL HIGHLIGHTS TAB]



    Ratio to Average
       Net Assets
---------------------------------------

    Net                                             Portfolio     Average       Net Assets at
Investment       Net         Gross        Total     Turnover     Commission     End of Period
  Income       Expenses   Expenses(a)   Return(b)     Rate        Rate (c)     (000's Omitted)
-----------------------------------------------------------------------------------------------


 1.44%(d)      0.85%(d)     0.91%(d)     28.64%     3.46%(e)        0.0585(e)     $75,144
   1.95%        0.85%        0.93%       22.40%       4.76%           $0.0792     $43,708
 3.69%(g)      0.91%(g)     1.91%(g)      2.30%       0.69%           $0.0942     $31,448

 0.69%(d)      1.60%(d)     1.91%(d)     27.67%     3.46%(e)        0.0585(e)     $67,385
   1.24%        1.59%        1.96%       21.48%       4.76%           $0.0792     $33,626
 1.72%(g)      2.63%(g)     2.92%(g)      2.23%       0.69%           $0.0942     $17,318


12



                                                                     Net Realized
                                                                         and        Dividends   Distributions Ending
                                            Beginning       Net       Unrealized     from Net    from Net    Net Asset
                                               Net
                                           Asset Value  Investment   Gain (Loss)    Investment   Realized    Value Per
                                            Per Share     Income    on Investments    Income       Gain        Share
-----------------------------------------------------------------------------------------------------------------------
VALUGROWTH STOCK FUND
A SHARES
Year Ended May 31, 1998                      $25.06        $0.13        $4.69        ($0.16)      ($3.54)     $26.18
Year Ended May 31, 1997                      $22.63        $0.17        $4.80        ($0.13)      ($2.41)     $25.06
Year Ended May 31, 1996                      $18.82        $0.13        $3.93        ($0.13)      ($0.12)     $22.63
Year Ended May 31, 1995                      $17.17        $0.17        $1.66        ($0.18)        --        $18.82
Year Ended May 31, 1994                      $17.27        $0.10        $0.19        ($0.17)      ($0.22)     $17.17
Year Ended May 31, 1993                      $16.30        $0.17        $1.34        ($0.17)      ($0.37)     $17.27
December 1, 1991 to May 31, 1992             $14.48        $0.09        $1.83        ($0.10)        --        $16.30
Year Ended November 30, 1991                 $11.67        $0.18        $2.82        ($0.19)        --        $14.48
Year Ended November 30, 1990                 $12.67        $0.21       ($0.55)       ($0.21)      ($0.45)     $11.67
Year Ended November 30, 1989                 $10.03        $0.18        $2.61        ($0.15)        --        $12.67
January 8, 1988(e) to November 30, 1988      $10.00        $0.15        $0.03        ($0.15)        --        $10.03
B SHARES
Year Ended May 31, 1998                      $24.55       ($0.02)       $4.56        ($0.03)      ($3.54)     $25.52
Year Ended May 31, 1997                      $22.28        $0.01        $4.68        ($0.01)      ($2.41)     $24.55
Year Ended May 31, 1996                      $18.65       ($0.02)       $3.87        ($0.10)      ($0.12)     $22.28
Year Ended May 31, 1995                      $17.10        $0.07        $1.61        ($0.13)        --        $18.65
August 5, 1993 to May 31, 1994(e)            $17.12        $0.07        $0.23        ($0.10)      ($0.22)     $17.10
-----------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.

(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(d)  Annualized.
(e)  Commencement of operations; the original class of shares became A Shares.

                                                      [FINANCIAL HIGHLIGHTS TAB]

      Ratio to Average
          Net Assets
 -------------------------------------

     Net                                            Portfolio    Average    Net Assets at

  Investment      Net        Gross       Total      Turnover   Commission   End of Period
    Income     Expenses   Expenses(a)  Return(b)      Rate      Rate (c)   (000's Omitted)
-------------------------------------------------------------------------------------------


    0.56%        1.00%       1.26%       21.15%      74.25%      $0.0588           $27,771
    0.70%        1.01%       1.39%       23.32%      75.50%      $0.0781           $18,830
    0.63%        1.20%       1.42%       21.69%      105.43%     $0.0603           $15,232
    1.01%        1.20%       1.43%       10.72%      63.82%        --              $12,138
    1.06%        1.20%       1.43%       1.68%       86.07%        --              $12,922
    1.02%        1.20%       1.42%       9.32%       57.34%        --             $109,669
   1.34%(d)    1.19%(d)    1.64%(d)    26.46%(d)     29.50%        --              $68,659
    1.57%        1.19%       4.33%       25.84%      31.17%        --               $4,853
    1.88%        1.20%      11.73%      (2.91%)      38.67%        --                 $750
    1.58%        1.20%       8.38%       28.00%      65.89%        --                 $411
   1.84%(d)    1.19%(d)    2.50%(d)     2.04%(d)     30.90%        --                 $281

   (0.19%)       1.75%       2.31%       20.30%      74.25%      $0.0588            $8,943
   (0.07%)       1.76%       2.48%       22.33%      75.50%      $0.0781            $6,591
   (0.12%)       1.96%       2.54%       20.79%      105.43%     $0.0603            $5,130
    0.28%        1.95%       2.51%       9.88%       63.82%        --               $3,569
   0.25%(d)    1.95%(d)    2.55%(d)     2.36%(d)     86.07%        --               $2,218


14



                                                                  Net Realized
                                       Beginning                     and        Dividends  Distributions   Ending
                                          Net          Net        Unrealized     from Net    from Net    Net Asset     Net
                                      Asset Value   Investment   Gain (Loss)    Investment   Realized    Value Per   Investment
                                       Per Share      Income    on Investments    Income       Gain        Share     Income(a)
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
A SHARES
Year Ended May 31, 1998                 $36.51        $0.16         $8.99        ($0.27)      ($2.33)     $43.06       0.60%
Year Ended May 31, 1997                 $30.56        $0.20         $6.10        ($0.16)      ($0.19)     $36.51       0.81%
May 2, 1996 to May 31, 1996(e)          $29.89        $0.02         $0.65          --           --        $30.56      1.88%(f)
B SHARES
Year Ended May 31, 1998                 $36.31       ($0.06)        $8.85        ($0.08)      ($2.33)     $42.69      (0.15%)
Year Ended May 31, 1997                 $30.54        $0.03         $6.00        ($0.07)      ($0.19)     $36.31       0.09%
May 6, 1996 to May 31, 1996(e)          $29.41        $0.02         $1.11          --           --        $30.54      1.24%(f)
-------------------------------------------------------------------------------

(a) Includes expenses allocated from the Portfolios in which the Fund invests.

(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.

(c) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers

(d) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual Funds financials statements.
(e) Commencement of operations.
(f) Annualized.

(g) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.






      Ratio to Average
         Net Assets
---------------------------------------

                                          Portfolio    Average    Net Assets at

      Net         Gross        Total      Turnover   Commission   End of Period
  Expenses(a) Expenses(a)(b) Return(c)      Rate      Rate (d)   (000's Omitted)
--------------------------------------------------------------------------------


     1.00%        1.20%        26.08%      N/A(g)      N/A(g)            $56,350
     1.02%        1.40%        20.75%      48.08%      $0.0626           $25,271
   1.52%(f)     4.06%(f)       2.24%        5.76%      $0.0671            $2,699

     1.75%        2.19%        25.13%      N/A(g)      N/A(g)            $81,548
     1.76%        2.41%        19.86%      48.08%      $0.0626           $33,870
   2.37%(f)     4.95%(f)       3.84%        5.76%      $0.0671            $2,447

                                                      [FINANCIAL HIGHLIGHTS TAB]



                                                                Net Realized
                                       Beginning                    and        Dividends  Distributions  Ending
                                          Net         Net       Unrealized     from Net    from Net    Net Asset
                                      Asset Value  Investment    Gain (Loss)   Investment   Realized    Value Per
                                       Per Share     Income    on Investments     Income      Gain        Share

--------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND
A SHARES
Year Ended May 31, 1998                 $32.49       ($0.06)        $6.88        ($0.04)     ($3.54)      $35.73
Year Ended May 31, 1997                 $29.08       ($0.02)        $4.06        ($0.04)     ($0.59)      $32.49
May 2, 1996 to May 31, 1996(e)          $28.50         --           $0.58          --          --         $29.08
B SHARES
Year Ended May 31, 1998                 $32.28       ($0.23)        $6.72          --        ($3.54)      $35.23
Year Ended May 31, 1997                 $29.07       ($0.13)        $3.93          --        ($0.59)      $32.28
May 6, 1996 to May 31, 1996(e)          $28.18         --           $0.89          --          --         $29.07
-------------------------------------------------------------------------------


(a) Includes  expenses  allocated from the Portfolios in which the Fund invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(d) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual funds financials statements.
(e)  Commencement of operations.
(f)  Annualized.
(g) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.




       Ratio to Average
          Net Assets
-------------------------------------------

      Net                                               Portfolio     Average    Net Assets at

  Investment        Net         Gross         Total      Turnover   Commission   End of Period
    Income      Expenses(a) Expenses(a)(b)  Return(c)      Rate       Rate(d)   (000's Omitted)
   (Loss)(a)
------------------------------------------------------------------------------------------------


    (0.11%)        1.25%        1.42%        22.55%       N/A(g)      N/A(g)            $21,567
    (0.12%)        1.30%        1.95%        14.11%       9.06%       $0.0565           $14,146
   0.34%(f)      2.08%(f)      6.40%(f)       2.04%       7.39%       $0.0617            $3,338

    (0.85%)        2.00%        2.45%        21.63%       N/A(g)      N/A(g)            $16,615
    (0.82%)        2.04%        3.02%        13.28%       9.06%       $0.0565            $8,713
  (0.40%)(f)     2.92%(f)      7.44%(f)       3.16%       7.39%       $0.0617              $703



16



                                                                              Net Realized

                                                                                  and        Dividends  Distributions  Ending
                                        Beginning       Net        Return      Unrealized    from Net     from Net    Net Asset
                                           Net
                                       Asset Value   Investment      of       Gain (Loss)   Investment    Realized    Value Per
                                        Per Share      Income      Capital   on Investments    Income       Gain        Share
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY STOCK FUND
A SHARES
Year Ended May 31, 1998                  $13.95       ($0.07)      ($0.07)       $1.09          --        ($2.90)      $12.00
Year Ended May 31, 1997                  $14.02       ($0.04)        --          $0.88          --        ($0.91)      $13.95
Year Ended May 31, 1996                  $10.64        $0.01         --          $3.93        ($0.03)     ($0.53)      $14.02
Year Ended May 31, 1995                   $9.84        $0.12         --          $0.87        ($0.11)     ($0.08)      $10.64
December 31, 1993 to May 31, 1994(f)     $10.00        $0.07         --         ($0.15)       ($0.08)       --          $9.84
B SHARES
Year Ended May 31, 1998                  $13.63       ($0.11)      ($0.07)       $1.01          --        ($2.90)      $11.56
Year Ended May 31, 1997                  $13.83       ($0.11)        --          $0.82          --        ($0.91)      $13.63
Year Ended May 31, 1996                  $10.56       ($0.08)        --          $3.90        ($0.02)     ($0.53)      $13.83
Year Ended May 31, 1995                   $9.82        $0.07         --          $0.84        ($0.09)     ($0.08)      $10.56
December 31, 1993 to May 31, 1994(f)     $10.00        $0.06         --         ($0.17)       ($0.07)       --          $9.82
-----------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual funds financials statements.
(d)  Includes expenses allocated from the Portfolio in which the Fund invests.
(e)  Reflects the activity of the Portfolio in which the Fund invests.
(f)  Commencement of operations.
(g)  Annualized.




       Ratio to Average Net Assets
-------------------------------------------

      Net                                               Portfolio     Average    Net Assets at
  Investment        Net         Gross         Total      Turnover   Commission   End of Period
    Income        Expenses    Expenses(a)    Return(b)     Rate       Rate(c)   (000's Omitted)
   (Loss)
------------------------------------------------------------------------------------------------


    (0.50%)        1.20%(d)     1.42%(d)      8.07%     166.16(e)     $0.0616(e)         $8,426
    (0.38%)        1.19%        1.67%         6.34%     210.19%       $0.0774            $7,355
     0.03%         1.21%        1.87%        38.22%     134.53%       $0.0555            $5,426
     1.14%         0.53%        2.32%        10.19%      68.09%         -                $1,540
     1.95%(g)      0.22%       10.66%(g)     (1.98%)(g)  14.98%         -                  $265

    (1.26%)(d)     1.95%(d)     2.47%(d)      7.29%     166.16%(e)    $0.0616(e)         $5,799
    (1.13%)        1.94%        2.73%         5.46%     210.19%       $0.0774            $5,125
    (0.74%)        1.96%        2.96%        37.32%     134.53%       $0.0555            $4,125
     0.38%         1.27%        3.56%         9.31%      68.09%         -                  $963
     1.27(g)       0.98%(g)     20.87%(g)    (2.77%)(g)  14.98%         -                  $195



                                                      [FINANCIAL HIGHLIGHTS TAB]



                                                                   Net Realized
                                                                       and       Distributions Ending
                                      Beginning Net      Net        Unrealized    from Net    Net Asset
                                       Asset Value    Investment   Gain (Loss)    Realized    Value Per
                                        Per Share       Income    on Investments    Gain        Share
---------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND
A SHARES
Year Ended May 31, 1998                  $19.83        ($0.07)        $4.37        ($0.53)     $23.60
October 9, 1996(f)to May 31, 1997        $17.39        ($0.01)        $2.46        ($0.01)     $19.83
B SHARES
Year Ended May 31, 1998                  $19.75        ($0.05)        $4.15        ($0.53)     $23.32
November 8, 1996(f) to May 31, 1997      $17.41        ($0.05)        $2.40        ($0.01)     $19.75
---------------------------------------------------------------------------------


(a) Includes expenses from the Portfolioin which the Fund invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total  Return does not include the
    effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(d) Reflects the activity of the Portfolio in which the Fund invests.
(e) Average Commission Rate represents theaverage commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(f) Commencement of operations.

(g) Annualized.





                Ratio to Average
                    Net Assets
           ------------------------------------------

      Net                                               Portfolio    Average    Net Assets at
   Investment        Net        Gross        Total      Turnover   Commission   End of Period
Income (Loss)(a) Expenses(a) Expenses(a)(b)Return(c)     Rate(d)   Rate(d)(e)  (000's Omitted)
-----------------------------------------------------------------------------------------------


    (0.43%)         1.27%       1.86%        21.97%      54.98%      $0.0582            $6,870
   (0.18%)(g)     1.25%(g)    10.51%(g)      11.37%      34.45%      $0.0584              $522

    (1.21%)         2.02%       3.05%        21.03%      54.98%      $0.0582            $6,140
   (0.99%)(g)     2.06%(g)    27.27%(g)      13.53%      34.45%      $0.0584              $158



18





                                                               Net Realized
                                       Beginning                   and       Dividends    Ending
                                          Net          Net      Unrealized   from Net    Net Asset
                                      Asset Value  Investment  Gain (Loss)  Investment   Value Per
                                       Per Share     Income         on         Income      Share
                                                               Investments
----------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
A SHARES
Year Ended May 31, 1998                 $21.66        $0.03       $2.35       ($0.20)     $23.84
Year Ended May 31, 1997                 $19.82        $0.10       $1.94       ($0.20)     $21.66
November 1, 1995 to May 31, 1996        $17.97        $0.35       $1.83       ($0.33)     $19.82
April 1, 1995 to October 31, 1995(g)    $16.50        $0.01       $1.46         --        $17.97
B SHARES
Year Ended May 31, 1998                 $21.55       ($0.09)      $2.31       ($0.07)     $23.70
Year Ended May 31, 1997                 $19.71       ($0.06)      $1.93       ($0.03)     $21.55
November 1, 1995 to May 31, 1996        $17.91        $0.25       $1.83       ($0.28)     $19.71
May 12, 1995(g)to October 31, 1995      $17.20        $0.01       $0.70         --        $17.91
----------------------------------------------------------------------------


(a) Includes expenses  allocated from the Portfolios in  which the Fund invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total Return does not include the effects of sales charges. Total Return would have been lower absent expense reimbursements and fee waivers.
(d) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(e)  Reflects the activity of the Portfolios in which the Fund invests.
(f)  Annualized.
(g)  Commencement of operations.
(h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.

                                                                              19
                                                      [FINANCIAL HIGHLIGHTS TAB]

                   Ratio to Average
                        Net Assets
            ----------------------------------------

    Net                                              Portfolio    Average     Net Assets at
 Investment      Net         Gross         Total     Turnover    Commission   End of Period
 Income(a)   Expenses(a) Expenses(a)(b)  Return(c)    Rate       Rate(d)     (000's Omitted)

---------------------------------------------------------------------------------------------


   0.44%        1.47%        1.72%        11.20%      N/A(h)       N/A(h)        $3,342
   0.42%        1.43%        1.72%        10.33%      48.23%(e)   0.0202(e)      $2,240
  0.92%(f)    1.50%(f)      2.51%(f)      12.31%      14.12%(e)   0.0325(e)      $1,080
  0.26%(f)    1.32%(f)     20.95%(f)       8.91%      29.41% (e)     --            $216

  (0.29%)       2.22%        2.81%        10.39%      N/A(h)       N/A(h)        $2,245
  (0.34%)       2.18%        2.76%         9.44%      48.23%(e)   0.0202(e)      $1,667
(0.02%)(f)    2.25%(f)      3.11%(f)      11.79%      14.12%(e)   0.0325(e)        $995
  0.17%(f)    1.27%(f)     14.57%(f)       4.30%      29.41%(e)      --            $395



20

--------------------------------------------------------------------------------
   GLOSSARY         [PC MONITORS]
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

Term                Definition
----                ----------
Board               The Board of Trustees of Norwest Advantage Funds.

CDSC                Contingent deferred sales charge.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow. The prices of securities with longer Durations generally are more volatile.

Fundamental         Requiring shareholder approval.

Investment Grade    Rated  at  the  time  of  purchase  in 1 of  the  4  highest long-term or 2 highest short-term ratings categories by an NRSRO or unrated and determined by the Adviser to be comparable quality.

Market              The total  market  value of a company's  outstanding  common
Capitalization      stock.

NRSRO               A nationally  recognized  statistical  rating  organization,
                    such  as  S&P,  that  rates  fixed  income   securities  and
                    preferred stock by relative credit risk.

Non-Investment      Not Investment Grade.
Grade

Russell 1000(R)     An index of large- and medium- capitalization companies.
Index

Russell 2000(R)     An index of smaller capitalization  companies with a broader
Index               base of companies than the S&P 600 Small Cap Index.

S&P                 Standard & Poor's Corporation.

S&P 500 Index       Standard & Poor's 500 Composite  Stock Price Index, an index of large capitalization companies.


S&P 600 Small Cap   Standard  &  Poor's  Small  Cap 600  Composite  Stock  Price
Index               Index(C), an index of small capitalization companies.

SEC                 The U.S. Securities and Exchange Commission.

U.S. Government     A security issued or guaranteed as to principal and interest
Security            by   the   U.S.    Government,    its    agencies   or   its
                    instrumentalities.

--------------------------------------------------------------------------------
       INVESTMENT OBJECTIVES AND POLICIES       [OFFICE, WALL STREET JOURNAL]
--------------------------------------------------------------------------------

     This section discusses the investment objectives and policies of the Funds and the Portfolios. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section below discusses these risks.

THE FUNDS

GROWTH BALANCED FUND
                                                                  [GLOSSARY TAB]
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversified investments in stocks and bonds.

     INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in 14 Portfolios.

     The Fund invests the equity portion of its portfolio in the different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The Fund invests the fixed income portion of its portfolio in Positive Return Bond Portfolio, Strategic Value Bond Portfolio, and Managed Fixed Income Portfolio. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund's investments.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     Current                  Range Of
             Investment Style                                                      Allocation               Investment
             ----------------                                                      ----------               ----------
             DIVERSIFIED EQUITY FUND STYLE                                    65%                          45% - 85%
                      INDEX PORTFOLIO                                                 16.3%              11.3% - 21.3%
                      INCOME EQUITY PORTFOLIO                                         16.3%              11.3% - 21.3%
                      LARGE COMPANY STYLE                                             16.3%              11.3% - 21.3%
                          LARGE COMPANY GROWTH PORTFOLIO                                        13.0%     9.0% - 17.0%
                          DISCIPLINED GROWTH PORTFOLIO                                           3.3%     2.3% - 4.3%
                      DIVERSIFIED SMALL CAP STYLE                                      6.5%               4.5% - 8.5%
                          SMALL CAP INDEX PORTFOLIO                                              1.3%     0.9% - 1.7%
                          SMALL COMPANY GROWTH PORTFOLIO                                         1.6%      1.1% - 2%
                          SMALL COMPANY VALUE PORTFOLIO                                          1.6%      1.1% - 2%
                          SMALL COMPANY STOCK PORTFOLIO                                          1.0%     0.7% - 1.4%
                          SMALL CAP VALUE PORTFOLIO                                              1.0%     075% - 1.4%
                      INTERNATIONAL STYLE                                              9.8%               6.8% - 12.8%
                          INTERNATIONAL PORTFOLIO                                                9.3%     5.4% - 12.8%
                          SCHRODER EM CORE PORTFOLIO                                             0.5%      0% - 2.6%

22

GROWTH BALANCED FUND (CONTINUED)

                                                                                     current                  range of
             investment style                                                      allocation               investment
             ----------------                                                      ----------               ----------

             DIVERSIFIED BOND FUND STYLE                                      35%                          15% - 55%
                      MANAGED FIXED INCOME PORTFOLIO                                  17.5%               7.5% - 27.5%
                      STRATEGIC VALUE BOND PORTFOLIO                                   5.8%               2.5% - 9.2%
                      POSITIVE RETURN BOND PORTFOLIO                                  11.7%                5% - 18.3%
             --------------------------------------------------------------------------------------------------------------
             TOTAL FUND ASSETS                                               100%

     The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

     As market or other conditions change, the Adviser may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
   Credit Risk                   Currency Rate Risk                 Foreign Risk
   Interest Rate Risk            Leverage Risk                      Market Risk
   Prepayment Risk               Small Company Risk

INCOME EQUITY FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation consistent with above-average dividend income.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investments in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price-to-earnings, price-to-book, and price-to-sales ratios. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index.

     The Fund may invest in preferred stock, convertible securities, and securities of foreign companies. The Fund will not normally invest more than 10% of its total assets in the securities of a single issuer.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
        Currency Risk               Foreign Risk                     Market Risk

VALUGROWTH STOCK FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies that, in the view of the Adviser, possess above average growth characteristics, and appear to be undervalued. The Adviser considers medium-capitalization companies to be those whose Market Capitalization is in the range of $500 million to $8 billion. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index.

     The Fund seeks to identify and invest in those companies with earnings and dividends that the Adviser believes will grow faster than both inflation and the economy in general. The Fund invests in companies with growth potential that, in the opinion of the Adviser, has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, the Adviser relies primarily on a company-by-company analysis (rather than on a broader analysis of industry or economic sector trends. The Adviser considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line, or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity. Once companies are identified as possible investments, the Adviser applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Fund may invest in companies that the Adviser considers to be "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings, or significantly undervalued assets. These investments form a comparatively small portion of the Fund's portfolio.

     The Fund may invest up to 20% of its total assets in securities of foreign companies. The Fund also may write covered call options and purchase call options on equity securities to manage risk or enhance returns.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
         Currency Rate Risk            Foreign Risk                Leverage Risk
         Market Risk

DIVERSIFIED EQUITY FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Portfolios.

24

     The Fund's investments combine 5 different equity investment styles - an index style, an income equity style, a large company style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to large company investments to 2 Portfolios, the assets allocated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. Because Diversified Equity Fund blends 5 equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends 3 equity investment styles.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         Investment  Style                                                  Current                  Range of
         -----------------                                                Allocation                Investment
                                                                          ------------             ------------
         INDEX PORTFOLIO                                                  25%                     23.5% - 26.5%
         INCOME EQUITY PORTFOLIO                                          25%                     23.5% - 26.5%
         LARGE COMPANY STYLE                                              25%                     23.5% - 26.5%
                  LARGE COMPANY GROWTH PORTFOLIO                                  20%             18.5% - 21.5%
                  DISCIPLINED GROWTH PORTFOLIO                                    5%               3.5% - 6.5%
         DIVERSIFIED SMALL CAP STYLE                                      10%                      8.5% - 11.5%
                  SMALL CAP INDEX PORTFOLIO                                      2.0%              0.5% - 3.5%
                  SMALL COMPANY GROWTH PORTFOLIO                                 2.4%              0.9% - 3.9%
                  SMALL COMPANY VALUE PORTFOLIO                                  2.4%              0.9% - 3.9%
                  SMALL COMPANY STOCK PORTFOLIO                                  1.6%              0.1% - 3.1%
                  SMALL CAP VALUE PORTFOLIO                                      1.6%              0.1% - 3.1%
         INTERNATIONAL STYLE                                              15%                     13.5% - 16.5%
                  INTERNATIONAL PORTFOLIO                                        14.3%            10.8% - 16.5%
                  SCHRODER EM CORE PORTFOLIO                                     0.8%               0% - 3.3%
         -----------------------------------------------------------------------
         TOTAL FUND ASSETS                                               100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market value. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
       Currency Rate Risk            Foreign Risk                  Leverage Risk
       Market Risk                   Small Company Risk

GROWTH EQUITY FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in 8 Portfolios.

     The Fund's investments combine 3 different equity styles - a large company growth style, a diversified small cap style and an international style. The Fund allocates the assets dedicated to small company investments to 5
     Portfolios and the assets dedicated to international investments to 2 Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends 5 equity styles.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   current                     range of
             investment style                                                     allocation                  investment
             ----------------                                                     ----------                  ----------
              LARGE COMPANY GROWTH PORTFOLIO                              35%                               33% - 37%
              DIVERSIFIED SMALL CAP STYLE                                 35%                               33% - 37%
                       SMALL CAP INDEX PORTFOLIO                                     7.0%                  5.0% - 9.0%
                       SMALL COMPANY GROWTH PORTFOLIO                                8.4%                  8.5% - 12.5%
                       SMALL COMPANY VALUE PORTFOLIO                                 8.4%                  8.5% - 12.5%
                       SMALL COMPANY STOCK PORTFOLIO                                 5.6%                  3.6% - 7.6%
                       SMALL CAP VALUE PORTFOLIO                                     5.6%                  3.6% - 7.6%
              INTERNATIONAL STYLE                                         30%                               28% - 32%
                       INTERNATIONAL PORTFOLIO                                       28.5%                22.4% - 32.0%
                       SCHRODER EM CORE PORTFOLIO                                    1.5%                   0% - 6.4%
              ---------------------------------------------------------------------------------------------------------------
              TOTAL FUND ASSETS                                           100%

26

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
          Currency Rate Risk          Foreign Risk                 Leverage Risk
          Market Risk                 Small Company Risk

LARGE COMPANY GROWTH FUND
[INVESTMENT ICON]

     INVESTMENT  OBJECTIVE.  The  Fund's  investment  objective  is  to  provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market.

     The Fund may invest up to 20% of its total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts. The Fund may not invest more than 10% of its total assets in the securities of a single issuer.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Currency Risk                Foreign Risk               Leverage Risk
           Market Risk

DIVERSIFIED SMALL CAP FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in 5 Portfolios.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       Current                 Range of
           Investment Style                                           Allocation               Investment
           ----------------                                           ----------               ----------
           SMALL CAP INDEX PORTFOLIO                                      20%                18.5% - 21.5%
           SMALL COMPANY GROWTH PORTFOLIO                                 24%                22.5% - 25.5%
           SMALL COMPANY VALUE PORTFOLIO                                  24%                22.5% - 25.5%
           SMALL COMPANY STOCK PORTFOLIO                                  16%                14.5% - 17.5%
           SMALL CAP VALUE PORTFOLIO                                      16%                14.5% - 17.5%
           ------------------------------------------------------------------------------------------------------------
           TOTAL FUND ASSETS                                             100%


     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 [RISK ICON]
           Leverage Risk               Market Risk            Small Company Risk


SMALL COMPANY STOCK FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of small- and medium-size domestic companies that have Market Capitalizations well below that of the average company in the S&P 500 Index. The Adviser considers small companies to be those companies whose Market Capitalizations are less than the largest stock in the Russell 2000 Index. The Adviser considers medium companies to be those whose Market Capitalizations range from $500 million to $8 billion.

     In selecting securities for the Fund, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus. The Adviser believes that such companies may develop into significant business enterprises and that an investment in these companies offers a greater opportunity for capital appreciation than an investment in larger, more established companies.

28

     The Fund may invest up to 20% of its total assets in the securities of foreign companies. The Fund may also write covered call options and purchase call options on equity securities to manage risk or enhance returns.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Currency Risk                   Foreign Risk              Market Risk
           Small Company Risk


SMALL CAP OPPORTUNITIES FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide capital appreciation. Current income will be incidental to the objective of capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less.

     The Adviser attempts to identify securities of companies that it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Adviser's assessment of a company's management's competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.

     The Fund will invest principally in equity securities, including common stocks, securities convertible into common stocks, or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Fund also may invest to a limited degree in non-convertible debt securities and preferred stocks.

     The Fund may use options and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Leverage Risk           Market Risk                Small Company Risk

INTERNATIONAL FUND
[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities. The Fund's investment portfolio combines 2 different investment styles - an international equity investment style and an international emerging markets investment style. The Fund invests in 2 Portfolios.

29

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   Current                  Range of
         Investment Style                                         Allocation               Investment
         INTERNATIONAL PORTFOLIO                                    95%                       80% - 100%
         SCHRODER EM CORE PORTFOLIO                                 5%                         0% - 20%
         ----------------------------------------------------------------------------------------------------------
         TOTAL FUND ASSETS                                          100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
   Credit Risk                         Currency Rate Risk          Leverage Risk
   Geographic Concentration Risk       Interest Rate Risk
   Market Risk                         Foreign Risk

--------------------------------------------------------------------------------
DESCRIPTIONS OF PORTFOLIOS
--------------------------------------------------------------------------------

POSITIVE RETURN BOND PORTFOLIO

     The Portfolio seeks positive total return each calendar year regardless of general bond market performance by investing in a portfolio of U.S. Government Securities and corporate fixed income securities. The Portfolio's assets are divided into 2 components, short bonds with maturities (or average life) of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Portfolio will vary between 1 and 30 years.

     Under normal circumstances, the Portfolio invests at least 50% of its net assets in U.S. Government Securities, including U.S. Treasury Securities. The Portfolio only purchases securities that are rated, at the time of purchase, within 1 of the 2 highest long-term rating categories assigned by an NRSRO or that are unrated and determined by the Adviser to be of comparable quality. The Portfolio may invest up to 25% of its assets in securities rated in the second highest rating category. The Portfolio does not invest more than 25% of its total assets in zero-coupon securities, securities with variable or floating rates of interest or asset-backed securities.

30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
       Credit Risk                 Interest Rate Risk
       Market Risk                 Leverage Risk

MANAGED FIXED INCOME PORTFOLIO

     The Portfolio seeks consistent fixed income returns by investing primarily in Investment Grade intermediate-term securities. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated, fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others. The Adviser emphasizes the use of intermediate maturity securities to lessen Duration and employs low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. The Adviser considers intermediate-term securities to be those with maturities of between 2 and 20 years.

     The Portfolio will limit its investment in mortgage-backed securities to not more than 65% of its total assets and its investment in other asset-backed securities to not more than 25% of its net assets. In addition, the Portfolio may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

     The Portfolio only purchases Investment Grade securities. The Portfolio normally will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a Duration of between 2 and 6 years.

     The Portfolio also may invest up to 10% of its total assets in securities issued or guaranteed by foreign governments the Adviser deems stable, or their subdivisioins, agencies, or instrumentalities; loan or security participations; securities of supranational organizations; and municipal securities.

     The Portfolio may use options, swap agreements, interest rate caps, floors, and collars and futures contracts to manage risk. The Portfolio also may use options to enhance return.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
      Credit Risk                  Foreign Risk               Interest Rate Risk
      Leverage Risk                Market Risk                Prepayment Risk

STRATEGIC VALUE BOND PORTFOLIO

     The Portfolio seeks total return by investing primarily in income producing securities. The Portfolio invests in a broad range of fixed income instruments in order to create a strategically diversified portfolio of fixed income investments.

     These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds and foreign bonds.

     The Adviser focuses on relative value as opposed to predicting the direction of interest rates. In general, the Portfolio seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Portfolio's objective and purchases those securities that are consistent with the Portfolio's investment objective.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Portfolio particularly seeks strategic diversification. The Portfolio will not invest more than:

*     75% of its total assets in corporate bonds;

*     65% of its total assets in mortgage-backed securities;

*     50% of its total assets in asset-backed securities; or

*     25% of its total assets in a single industry of the corporate market.

     The Portfolio may invest in U.S. Government Securities without restriction. The Portfolio generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

     The Portfolio will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Portfolio may invest up to 20% of its total assets in Non-Investment Grade securities.

     The average maturity of the Portfolio will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Portfolio uses the security's average life in calculating the Portfolio's average maturity. The Portfolio's Duration normally will vary between 3 and 8 years.

     The Portfolio may use options, swap agreements, interest rate caps, floors, and collars and futures contracts to manage risk. The Portfolio also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
  Credit Risk                      Interest Rate Risk              Leverage Risk
  Market Risk                      Prepayment Risk

32

INDEX PORTFOLIO

     The Portfolio is designed to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Portfolio only to replicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Portfolio may hold cash or cash equivalents to facilitate payment of the Portfolio's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal the S&P 500 Index.

     The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by S&P on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Portfolio. S&P does not warrant that the S&P 500 Index is a good investment, is accurate or complete, or will track general stock market performance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
     Leverage Risk            Market Risk                     Index Risk



INCOME EQUITY PORTFOLIO

     The Income Equity Fund section of this prospectus describes this Portfolio.

LARGE COMPANY GROWTH PORTFOLIO

     The Large Company Growth Fund section of this prospectus describes this Portfolio.

DISCIPLINED GROWTH PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of larger companies. The Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Portfolio invests in companies with average Market Capitalizations greater than $5 billion.

     The Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
      Market Risk

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
SMALL CAP INDEX PORTFOLIO

     The Portfolio seeks to replicate the return of the S&P Small Cap 600 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The Adviser generally executes portfolio transactions only to replicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

     The S&P 600 Small Cap Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P 600 Small Cap Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P 600 Small Cap Index is weighted by its market value. The S&P 600 Small Cap Index emphasizes smaller capitalizations and typically, companies included in the S&P 600 Small Cap Index may not be the largest nor most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Portfolio. S&P does not warrant that the S&P 600 Small Cap Index is a good investment, is accurate or complete, or will track general stock market performance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
    Leverage Risk                    Market Risk                      Index Risk


SMALL COMPANY STOCK PORTFOLIO

     The Small Company Stock Fund section of this prospectus describes this Portfolio.

34

SMALL COMPANY GROWTH PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing in smaller domestic companies. The Portfolio invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index.

     In selecting securities for the Portfolio, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management, or measures taken to close the gap between share price, and takeover/asset value.

     The Portfolio will invest up to 10% of its total assets in securities of foreign companies. The Portfolio will not invest more than 5% of its total assets in the securities of a single issuer.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
   Currency Risk                    Foreign Risk                     Market Risk
   Small Company Risk

SMALL COMPANY VALUE PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index or approximately $1.4 billion. The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing may reduce downside risk and offer potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
          Market Risk                         Small Company Risk


SMALL CAP VALUE PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Portfolio will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company, and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports and the fundamental business outlook for the company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
                     Market Risk                         Small Company Risk


INTERNATIONAL PORTFOLIO
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio also may invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities and may invest in debt securities of foreign governments or their political subdivisions, agencies, or instrumentalities, of supranational organizations, and of foreign corporations. The Portfolio's investments are generally diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore, and Australia. In general, the Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund may invest more than 25% of its total assets in investments in a particular country, region or type of investment.

     The Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
     Credit Risk                         Currency Rate Risk        Foreign Risk
     Geographic Concentration Risk       Interest Rate Risk        Leverage Risk
     Market Risk

36

SCHRODER EM CORE PORTFOLIO

     The Portfolio seeks to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of companies in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. Current income is incidental to the Portfolio's objective.

     The Portfolio may invest, under normal market conditions, at least 65% of its total assets in emerging market equity and debt securities, including convertible securities and stock rights and warrants.

     The Adviser considers "emerging market" countries generally to be all those countries not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If the Adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the Adviser may include such country in the emerging market category. The Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in a single country.

     The Fund may invest up to 35% of its total assets in Non-Investment Grade fixed income securities. The Fund may enter into foreign exchange contracts, including forward contracts, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
     Credit Risk                         Currency Rate Risk         Foreign Risk
     Geographic Concentration Risk       Interest Rate Risk        Leverage Risk
     Market Risk                         Prepayment Risk

37
--------------------------------------------------------------------------------
  RISK CONSIDERATIONS       [PC MONITORS]
--------------------------------------------------------------------------------

This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Fund's principal risks.


CREDIT RISK
[RISK ICON]

     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

CURRENCY RATE RISK
[RISK ICON]

     The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments.


FOREIGN INVESTMENT RISK
[RISK ICON]

     The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in issuers in emerging or developing markets.

                                                       [RISK CONSIDERATIONS TAB]
GEOGRAPHIC CONCENTRATION RISK
[RISK ICON]

     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.


INDEX RISK
[RISK ICON]

     The risk that a Fund designed to replicate the performance of an index of securities will replicate the performance of the index during adverse market conditions because the portfolio manager is not permitted to take a temporary defensive position or otherwise vary the Fund's investments to respond to the adverse market conditions.


INTEREST RATE RISK
[RISK ICON]

     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

38

LEVERAGE RISK
[RISK ICON]

     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.


MARKET RISK
[RISK ICON]

     The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.


PREPAYMENT RISK
[RISK ICON]

     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.


SMALL COMPANY RISK
[RISK ICON]

     The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.

--------------------------------------------------------------------------------
  COMMON POLICIES          [PC MONITORS]
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Fund's investment policies without shareholder approval. The Funds' investment objectives are Fundamental.


VOTING ISSUES

     In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the Funds than do shareholders of Funds with comparatively low net asset values.


DOWNGRADED SECURITIES

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.


TEMPORARY DEFENSIVE POSITION
                                                           [COMMON POLICIES TAB]

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective and is likely that its shareholders may be subject to federal and applicable state incoome taxes on a greater portion of the fund's income distributions.


PORTFOLIO TURNOVER

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.


YEAR 2000 AND EURO

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

40

--------------------------------------------------------------------------------
 MANAGEMENT OF THE FUNDS      [OFFICE, WALL STREET JOURNAL]
--------------------------------------------------------------------------------


INVESTMENT ADVISORY SERVICES

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except the Portfolios advised by Schroder. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for the Schroder U.S. Smaller Companies Portfolio, International Portfolio, and Schroder EM Core Portfolio. In this capacity, Schroder makes investment decisions for and administers those Portfolios' investment programs. Schroder Capital Management International Inc.'s address is 787 Seventh Avenue, 34th Floor, New York, NY 10019.

     Norwest and certain of the Funds and the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Fund or Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

     CRESTONE CAPITAL MANAGEMENT, INC. or CRESTONE, AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVICE REGARDING COMPANIES WITH SMALL MARKET CAPITALIZATION TO VARIOUS CLIENTS, INCLUDING
     INSTITUTIONAL INVESTORS. Crestone Capital Management, Inc.'s address is 7720 East Bellview Avenue, Suite 220, Englewood, CO 80111.

     GALLIARD CAPITAL MANAGEMENT, INC. OR GALLIARD, an investment Advisory subsidiary of Norwest Bank, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. Galliard Capital Management, Ins.'s address is 800 Lasalle Avenue, Suite 2060, Minneapolis, MN 55479.

     PEREGRINE CAPITAL MANAGEMENT, INC. or PEREGRINE, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans; profit sharing plans; savings-investment plans, and 401(K) Plans. Peregrine Capital Management Inc.'s address is Lasalle Plaza, 800 Lasalle Avenue., Suite 1850, Minneapolis, MN 55402.

     SMITH ASSET MANAGEMENT GROUP, L.P. OR SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group, L.P.'S Address is 300 Crescent Court, Suite 750, Dallas, TX 75201.

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund or Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Fund and by any Portfolios in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

How investment advisory fees are paid depends on whether or not a Fund invests in Portfolios.

* If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

* If a Fund invests in a single Portfolio, Norwest or Schroder receives an investment advisory fee from the Portfolio.

* If a Fund invests in more than 1 Portfolio, Norwest or Schroder receives an investment advisory fee from each of those Portfolios. In addition, Norwest receives a fee from each Fund for the "asset allocation services" of determining the Funds' investments in the Portfolios and how much of the Fund's assets to invest in each Portfolio.

If a Fund invests in more than 1 Portfolio, the total amount of the investment advisory fee paid to Norwest or Schroder as a result of the Fund's investments varies depending on how much of the Fund's assets are invested in and the investment advisory fee payable to each Portfolio.

Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Funds or Portfolios.

                                                   [MANAGEMENT OF THE FUNDS TAB]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GROWTH BALANCED FUND
 FUND ADVISORY FEE:             0.25%

 PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            William D. Giese, CFA (1994)  and Patricia Burns (1998).
 ADVISORY FEE:                  0.35%

 PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
 SUBADVISER:                    GALLIARD
 PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                               (1998).
 ADVISORY FEE:                  0.50%

42

GROWTH BALANCED FUND - CONTINUED

 PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
 SUBADVISER:                    GALLIARD
 PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998).
 ADVISORY FEE:                  0.35%

 PORTFOLIO:                     INDEX PORTFOLIO
 PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996).
 ADVISORY FEE:                  0.15%

 PORTFOLIO:                     INCOME EQUITY PORTFOLIO
 PORTFOLIO MANAGER:             David L. Roberts, CFA (1994).
 ADVISORY FEE:                  0.50%

 PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998).
 ADVISORY FEE:                  0.65%

 PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO
 SUBADVISER:                    SMITH
 PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
 ADVISORY FEE:                  DISCIPLINED GROWTH PORTFOLIO: 0.90%
                                SMALL CAP VALUE PORTFOLIO: 0.95%

 PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
 PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998).
 ADVISORY FEE:                  0.25%

 PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998).
 ADVISORY FEE:                  0.90%

 PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
 SUBADVISER:                    PEREGRINE
 PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997).
 ADVISORY FEE:                  0.90%

 PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
 SUBADVISER:                    CRESTONE
 PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
 ADVISORY FEE:                  0.90%

 PORTFOLIO:                     INTERNATIONAL PORTFOLIO
 ADVISER:                       SCHRODER
 PORTFOLIO MANAGER:             Michael Perelstein (1997)
 ADVISORY FEE:                  0.45%


 PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
 ADVISER:                       SCHRODER
 PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                Bridgeman (1997)
 ADVISORY FEE:                  1.00%




  INCOME EQUITY FUND
  PORTFOLIO:                     INCOME EQUITY PORTFOLIO
  PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary J.Dunn (1994).
  ADVISORY FEE:                  0.50%.


  VALUGROWTH STOCK FUND
  PORTFOLIO MANAGER:             David S. Lunt, CFA (1996)
  ADVISORY FEE:                  0.80% - first $300 million; 0.76% - next $400 million; 0.72% -
                                 remaining.


  DIVERSIFIED EQUITY FUND
  GROWTH EQUITY FUND
  FUND ADVISORY FEE:             0.25%

  PORTFOLIO:                     INDEX PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
  PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
  ADVISORY FEE:                  0.15%

  PORTFOLIO:                     INCOME EQUITY PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
  PORTFOLIO MANAGER:             David L. Roberts, CFA (1994)and Gary J. Dunn (1994)
  ADVISORY FEE:                  0.50%

  PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
  ADVISORY FEE:                  0.65%

  PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY) AND
                                 SMALL CAP VALUE PORTFOLIO
  SUBADVISER:                    SMITH
  PORTFOLIO MANAGER:             Stephen S. Smith (1997)
  ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                 Small Cap Value Portfolio 0.95%
                                                   [MANAGEMENT OF THE FUNDS TAB]

  PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
  PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
  ADVISORY FEE:                  0.25%

  PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995)  and Douglas G. Pugh (1997)
  ADVISORY FEE:                  0.90%



44


  DIVERSIFIED EQUITY FUND
  GROWTH EQUITY FUND - CONTINUED
  PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
  SUBADVISER:                    CRESTONE
  PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     INTERNATIONAL PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             Michael Perelstein (1997)
  ADVISORY FEE:                  0.45%

  PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                 Bridgeman (1997)
  ADVISORY FEE:                  1.00%


  LARGE COMPANY GROWTH FUND
  PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGER:             John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
  ADVISORY FEE:                  0.65%


  DIVERSIFIED SMALL CAP FUND
  FUND ADVISORY FEE:             0.25%

  PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
  PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
  ADVISORY FEE:                  0.25%

  PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
  SUBADVISER:                    PEREGRINE
  PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1998)
  ADVISORY FEE:                  0.90%

  PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
  SUBADVISER:                    CRESTONE
  PORTFOLIO MANAGER:             Kirk McCown, CFA (1993).
  ADVISORY FEE:                  0.90%.




  DIVERSIFIED SMALL CAP FUND - CONTINUED
  PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO
  SUBADVISER:                    SMITH
  PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
  ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                 Small Cap Value Portfolio: 0.95%


  SMALL COMPANY STOCK FUND
  PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
  SUBADVISER:                    CRESTONE
  PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
  ADVISORY FEE:                  0.90%


  SMALL CAP OPPORTUNITIES FUND
  PORTFOLIO:                     SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             Ira Unschuld  (1998)
  ADVISORY FEE:                  0.60%


  INTERNATIONAL FUND
  FUND ADVISORY FEE:             0.25%

  PORTFOLIO:                     INTERNATIONAL PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             Michael Perelstein (1997)
  ADVISORY FEE:                  0.45%

  PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
  ADVISER:                       SCHRODER
  PORTFOLIO MANAGER:             John A. Troiano (1997) Heather Crighton (1997) and Mark
                                 Bridgeman (1997)
  ADVISORY FEE:                  1.00%

                                                   [MANAGEMENT OF THE FUNDS TAB]

46

PORTFOLIO MANAGERS

     Norwest Portfolio Managers:

     PATRICIA BURNS, associated with Norwest of its affiliates since 1983. Ms. BUrns is a Senior Vice President of Peregrine and has been a portfolio manager at Peregrine for more than ten years.

     TASSO H. COIN, JR., associated with Norwest or its affiliates since 1995. Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995, Mr. Coin was a research officer at Lord Asset Management.

     JOHN S. DALE, associated with Norwest or its affiliates since 1968. Mr. Dale is a Senior Vice President of Peregrine.

     GARY J. DUNN, associated with Norwest or its affiliates since 1979. Mr. Dunn is a Director of Institutional Investments of Norwest.

     WILLIAM D. GIESE, associated with Norwest or its affiliates since 1982. Mr. Giese is a Senior Vice President of Peregrine, has been a portfolio manager at Peregrine for more than ten years, and has more than 20 years' experience in fixed income securities management.

     JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a Portfolio Manager and Corporate Trading Specialist at Galliard since 1995 and has been in investment management since 1990.

     DAVID S. LUNT, associated with Norwest or its affiliates since 1992. Mr. Lunt is a Managing Director, Equities of Norwest.

     KIRK MCCOWN, associated with Norwest or its affiliates since 1993. Mr. McCown is the founder, President and a Director of Crestone.

     RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

     ROBERT B. MERSKY, associated wtih Norwest or its affiliates since 1968. Mr. Mersky is the President of Peregrine.

     AJAY MIRZA, associated with Norwest or its affiliates since 1995. Mr. Mirza has been a Portfolio Manager and Mortgage Specialist with Galliard since 1995. Before joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers.

     GARY E. NUSSBAUM, associated with Norwest or its affiliates since 1990. Mr. Nussbaum is a Senior Vice President of Peregrine.

     DOUGLAS G. PUGH, associated with Norwest or its affiliates since 1997. Mr. Pugh is a Senior Vice President of Peregrine. Before joining Peregrine, Mr. Pugh was a senior equity analyst and portfolio manager for Advantus Capital Management and an analyst with Kemper Corporation.

     DAVID L. ROBERTS, associated with Norwest or its affiliates since 1972. Mr. Roberts is a Managing Director, Equities of Norwest.

     STEPHEN S. SMITH, associated with Norwest or its affiliates sine 1997. Mr. Smith has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

     DAVID D. SYLVESTER, associated with Norwest or its affiliates since 1979. Mr. Sylvester currently is a Managing Director - Reserve Asset Management.

     PAUL E. VON KUSTER, associated with Norwest or its affiliates since 1972. Mr. Von Kuster is a Senior Vice President of Peregrine.

     LAURIE R. WHITE, associated with Norwest or its affiliates since 1991. Ms. White is a Director-Reserve Asset Management.

     DAVID YIM, associated wtih Norwest or its affiliates since 1995. Mr. Yim has been a Portfolio Manager and Credit Research Specialist of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

     Schroders Portfolio Managers:

     MARK BRIDGEMAN, associated with Schroders or its affiliates since 1990. Mr. Bridgeman is a Vice President of Schroders.

     HEATHER CRIGHTON, associated with Schroders or its affiliates since 1992. Ms Crighton is a Vice President of Schroders.

     MICHAEL PERELSTEIN, associated with Schroders or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroders since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

     JOHN A. TROIANO, associated with Schroders or its affiliates since 1981. Mr. Troiano has been Chief Executive Officer of Schorders since April 1, 1997 and a Managing Director of Schroders since October 1995.

     IRA UNSCHULD, associated with Schroders or its affiliates since 1990. Mr. Unschuld is a Group Vice President.
                                                   [MANAGEMENT OF THE FUNDS TAB]

48

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

     Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in 1 or more Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Portfolios. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

     OTHER FUND SERVICES

     The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, dividend disbursing agent, and custodian.

--------------------------------------------------------------------------------
      CHOOSING A SHARE CLASS       [PC MONITORS]
--------------------------------------------------------------------------------

     Sales charges and fees vary considerably between a Fund's classes. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period it would be more advantageous to invest in a class with an initial sales charge and comparatively low expenses, a class with no sales charge but with a CDSC and distribution and shareholder servicing fees or a class with a comparatively low initial sales charge, a comparatively low CDSC, and a distribution fee. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

A SHARES

     The Funds offers A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of distributions):

                                                                   SALES CHARGE
                                                                 AS A PERCENTAGE OF*
   AMOUNT OF PURCHASE                                 OFFERING PRICE+         NET ASSET VALUE

   Less than $50,000...............                        5.50%                   5.76%
   $50,000 to $99,999..............                        4.50%                   4.71%
   $100,000 to $249,000............                        3.50%                   3.63%
   $250,000 to $499,000............                        2.50%                   2.56%
   $500,000 to $999,000............                        2.00%                   2.04%
   Over $1,000,000.................                        0.00%                   0.00%
   *Rounded to the nearest one-hundredth percent.
   +The amount of the initial sales charge is included in the offering price.


     If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

     A  Shares  for  Growth  Balanced  Fund,  Large  Company  Growth  Fund,  and
     Diversified Small Cap Fund have disbribtuion fees of 0.10% under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment.



                                                    [CHOOSING A SHARE CLASS TAB]
B SHARES

     The Funds offer B Shares at their net asset value per share. B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

50

CONTINGENT DEFERRED SALES CHARGE

     If you redeem B Shares within 6 years of purchase, there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of distributions.


                                  YEAR SINCE PURCHASE                                        CHARGE FOR EACH FUND


                                                                                                     4.0%
                               First.................................................
                                                                                                     3.0%
                               Second................................................
                                                                                                     3.0%
                               Third.................................................
                                                                                                     2.0%
                               Fourth................................................
                                                                                                     2.0%
                               Fifth.................................................
                                                                                                     1.0%
                               Sixth.................................................
                                                                                                     None
                               Seventh...............................................



     The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares and C Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares and C Shares of the Fund held for more than 6 years or 1 year, fourth from B Shares held for 5 years and C Shares held for less than 1 year, and fifth from the longest outstanding B Shares of the Fund held for less than 5 years.

CONVERSION FEATURE

     B Shares will automatically convert to A Shares 6 years from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee, or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

C SHARES

     The Funds offer C Shares at their next-determined net asset value. There is no sales charge on reinvestments of distributions. C Shares have distribution fees of 0.75% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

CONTINGENT  DEFERRED  SALES  CHARGE

     If you redeem C Shares within a year of purchase, there will be a 1.0% CDSC on the redemption. You will pay the CDSC on the lesser of the cost of the C Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on C Shares purchased through reinvestments of distributions.

     The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares and C Shares of the Fund acquired pursuant to reinvestment of distributions, third from B Shares and C Shares of the Fund held for more than 6 years or 1 year, fourth from B Shares held for 5 years and C Shares held for less than 1 year, and fifth from the longest outstanding B Shares of the Fund held for less than 5 years.



















                                                    [CHOOSING A SHARE CLASS TAB]

52

--------------------------------------------------------------------------------
      HOW TO BUY AND SELL SHARES        [PC MONITORS]
--------------------------------------------------------------------------------

     You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after receipt of your purchase order in proper form plus, in the case of A Shares and C Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

     You may purchase shares directly or through a financial institution. The Fund's transfer agent processes all transactions in Fund shares.

     All of the Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. The Funds may waive their investment minimums. Your shares become eligible to receive distributions the Fund Business Day after your purchase order is received in proper form.

     The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASE PROCEDURES

DIRECT PURCHASES

     You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     NORWEST ADVANTAGE FUNDS
                                     [NAME OF FUND]
                                     NORWEST BANK MINNESOTA, N.A.
                                     TRANSFER AGENT
                                     733 MARQUETTE AVENUE
                                     MINNEAPOLIS, MN 55479-0040

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

     You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

     Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES  BY MAIL

     You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the distributor.

     To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE

     You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                          NORWEST BANK MINNESOTA, N.A.
                          A091 000 019
                          FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                          RE: [NAME OF FUND][CLASS OF SHARES]
                          ACCOUNT NO.:
                          ACCOUNT NAME:

     Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.
                                                [HOW TO BUY AND SELL SHARES TAB]
PURCHASES THROUGH FINANCIAL INSTITUTIONS

     You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

54

SUBSEQUENT PURCHASES OF SHARES

     You may make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

     You may redeem a Fund's shares as of the next determination of the Fund's net asset value following receipt by the transfer agent of your redemption order in proper form subject to, in the case of B Shares and C Shares, a CDSC imposed on most redemptions made within 6 years or 1 year of purchase. Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value, or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

     To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person, or account for which there are not established standing instructions.

     You may  obtain  signature  guarantees  at any of the  following  types  of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations, or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     The Funds and the transfer agent will use  reasonable  procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

     If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL

     You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE

     If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered, and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE

     If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.
                                                [HOW TO BUY AND SELL SHARES TAB]
EXCHANGES

     You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may exchange C Shares of a Fund for C Shares of the other Funds. You may also exchange your shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and for prospectuses of those funds.

56

     The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the fund into which you are exchanging.

     You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

     The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES

     Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deem A Shares acquired through the reinvestment of distributions to have been acquired with a sales charge equal to the maximum sales charge of the Fund.

     You may exchange B Shares and C Shares without paying a CDSC. If you redeem B Shares or C Shares you received in an exchange, the CDSC will be calculated as if you never exchanged the shares you originally purchased. B Shares acquired through an exchange will convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL

     You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE

     If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

--------------------------------------------------------------------------------
     DISTRIBUTIONS AND TAX MATTERS      [OFFICE, WALL STREET JOURNAL]
--------------------------------------------------------------------------------

DISTRIBUTIONS

     The Funds declare and pay distributions of net investment income as follows:

   Declared and paid quarterly:           Income Equity Fund,  ValuGrowth  Stock
                                          Fund, and  Small Company  Stock  Fund.

   Declared and paid annually             Each other Fund.

     Each Fund distributes net capital gain, if any, at least annually.

     You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

     * Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

     *    Under the Cash Option, you are paid all distributions in cash.

     * Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution

TAX MATTERS

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Distributions reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.
                                              [DISTRIBUTIONS AND TAX MATTERSTAB]

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. International Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio and Schroder EM Core Portfolio. If you own shares of International Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal tax return.

--------------------------------------------------------------------------------
      OTHER INFORMATION       [PC MONITORS]
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

     Each Fund determines its net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or under procedures adopted by the Board.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

     Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata share of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.


BROKER-DEALER REALLOWANCES

     The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 1.00% of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

     In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns or other special events. The distributor may, for example, compensate the intermediaries with

                                                         [OTHER INFORMATION TAB]

60

     travel arrangements and lodging, tickets for entertainment events, and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.

Amount of Purchase                                Broker-Dealers' Reallowance
                                                  as a Percentage of Offering
                                                             Price
Less than $50,000...............                             5.00%
$50,000 to $99,999..............                             4.00%
$100,000 to $249,000............                             3.00%
$250,000 to $499,000............                             2.25%
$500,000 to $999,000............                             1.80%
$1,000,000 to 2,499,999.........                             1.00%
$2,500,000 to 4,999,999.........                             0.50%
Over $5,000,000.................                             0.25%



     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI, AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.









     If you would like more information about the Funds and their investments, you may want to read the following documents:

     STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

     ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds, 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

     The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

     The SEC's Investment Company Act file number for the Funds is 811-4881.

Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040




















Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhwere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser


Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian


Forum Financial Services, Inc.
Manager and Distributor


(c) 1998 NORWEST ADVANTAGE FUNDS
10/98                                                  [LOGO]

                             NORWEST ADVANTAGE FUNDS





                            SMALL COMPANY GROWTH FUND

                                   PROSPECTUS

                                 October 1, 1998






















AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

No governmental agency, including the U.S. Securities and Exchange Commission, has approved or disapproved these securities or determined whether or not this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                                           PAGE


1.     OVERVIEW.................................................................
2.     FINANCIAL HIGHLIGHTS.....................................................
3.     GLOSSARY.................................................................
4.     INVESTMENT OBJECTIVE AND POLICIES........................................
5.     MANAGEMENT OF THE FUND...................................................
6.     PURCHASES AND REDEMPTIONS OF SHARES......................................
7.     DISTRIBUTIONS AND TAX MATTERS............................................
8.     OTHER INFORMATION........................................................

1.       Overview


The following is a summary of information about the Fund. Before investing, you should read the prospectus and consider the discussion under Investment Objectives, Policies and Risks.

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE


OBJECTIVE                                PRIMARY INVESTMENTS


Long-term capital appreciation.          Stock of small and medium sized
                                         domestic companies.




CLASSES OF SHARES

This Prospectus offers I Shares of the Fund. I Shares are designed for certain clients of bank trust departments, trust companies and investment advisers.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as a Portfolio. Except when necessary to describe the Fund's investment in the Portfolio, this prospectus discusses the Fund's investments in the Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

Norwest Investment Management, Inc. or Norwest is the investment adviser for the Portfolio. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $29 billion in assets. An investment subadviser makes investment decisions for the Portfolio under Norwest's general supervision. This prospectus generally refers to Norwest or the subadviser as an Adviser.

The Forum Financial Group of companies provide management, administrative and underwriting services to the Fund.

PURCHASE AND REDEMPTION OF SHARES

You may  purchase or redeem  shares  without  sales or other  charges.  I Shares
require  a  minimum  initial   investment  of  $1,000  and  minimum   subsequent
investments of $100. The Fund is closed to new investors.

EXCHANGES

If you own shares of the Fund, you may exchange them for shares of certain other funds.

DISTRIBUTIONS

The Fund distributes its net capital gain, if any, to shareholders at least annually. The Fund distributes its net investment income annually.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. The Fund has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in the Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

The Fund is subject to "market risk," which is the general risk that the value of the Fund's investments may decline if the stock markets perform poorly. There also is a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

The Fund is riskier than other equity funds because it invests in smaller and foreign issuers. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

EXPENSES OF INVESTING IN THE FUND

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in the Fund. There are no transaction charges for purchasing, redeeming or exchanging shares. The Fund does not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES(1) (2)
(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)


   investment                         total
 advisory fee(3)   other expenses   operating
                                     expenses

      0.90%            0.35%          1.25%

(1)      The Fund bears its pro rata share of the expenses of the Portfolio.

(2) Absent expense reimbursements and fee waivers the Fund's expenses would be: Other Expenses, 0.33%; and Total Operating Expenses, 1.31%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

(3) Investment Advisory Fees reflects the investment advisory fee incurred by the Portfolio.

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in the Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

  1 year      3 years      5 years     10 years

    $13         $40          $69         $151

2.       FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance over the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose reports dated July 21, 1998 about the Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.



                                              June 1, 1997 to       June 1, 1996         November 1,         November 11,
Small Company Growth Fund                         May 31,            to May 31,        1995 to May 31,       1994 to Oct.
                                                    1998                1997                 1996                 31,
                                                                                                                 1995
                                              -----------------    ----------------    -----------------    ----------------

Net Asset Value, Beginning of Period              $31.08              $33.00               $29.99                $21.88

Investment Operations
  Net Investment Income (Loss)                    ($0.23)             ($0.18)              ($0.07)               ($0.11)
  Net Realized and Unrealized Gain
(Loss) on                                          $6.88               $1.83                $5.94                 $8.22
  Investments

Distributions From:
  Net Investment Gain (Loss)                      ($4.04)                ($3.57)           ($2.86)                --
Net Asset Value, End of Period                    $33.69              $31.08               $33.00                $29.99

Total Return(c)                                    22.38%               5.65%               21.43%                37.07%

Ratio/Supplementary Data
  Net Assets at End of Period (000's              $748,269            $447,580             $378,546            $278,058
omitted)

Ratios to Average Net Assets:
  Net Expenses (including reimbursements
  and/or fee waivers) (d)                           1.25%(e)            1.24%                1.25%                 1.25%
  Gross Expenses (b)(d)                             1.26%(e)            1.29%                1.29%                 1.35%
  Net investment income (loss) including
  reimbursement/waiver of fees (d)                                     (0.71%)              (0.41%)               (0.47%)
                                                   (0.73%)(e)
Average Commission Rate (g)                        $0.0567             $0.0565              $0.0583               N/A
Portfolio Turnover Rate                           123.36%(f)          124.03%               62.06%               106.55%


3.       GLOSSARY

This Glossary of frequently used terms will help you understand the discussion of the Fund's objectives, policies and risks. Defined terms are capitalized when used in this prospectus.



Term                                 Definition

Board                               The Board of Trustees of Norwest Advantage Funds.
Market Capitalization               The total market value of a company's outstanding common stock.
Russell 2000(R) Index                 An index of smaller capitalization companies.



4.       INVESTMENT OBJECTIVES, POLICIES AND RISKS



SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing in smaller domestic companies.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. The Fund considers smaller companies to be those with Market Capitalizations less than $1 billion at the time of purchase.

In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between share price and takeover/asset value.

The Fund will invest up to 10% of its total assets in securities of foreign companies. The Fund will not invest more than 10% of its total assets in the securities of a single issuer.

The Fund has the following types of risks, which are listed in alphabetical order:

CURRENCY RATE RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments.

FOREIGN RISK. The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

MARKET RISK. The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

4. SMALL COMPANY RISK. The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.

5.       MANAGEMENT OF THE FUND


INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Portfolio. In this capacity, Norwest makes investment decisions for and administers the Portfolio's investment programs. Norwest receives an investment advisory fee from the Portfolio equal to 0.90% of the Portfolio's average daily net assets. NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.

Norwest and the Portfolio have retained PEREGRINE CAPITAL MANAGEMENT, INC. or PEREGRINE to make investment decisions for and administer the investment program of the Portfolio. Peregrine, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit sharing plans, savings-investment plans and 401(k) plans. Norwest decides which portion of the assets of the Portfolio Peregrine should manage and supervises Peregrine's performance of its duties. Norwest (and not the Portfolio) pays Peregrine's investment subadvisory fee. The investment subadvisory fee does not increase the amount of the investment advisory fee paid to Norwest by the Portfolio. PEREGRINE CAPITAL MANAGEMENT, INC., LASALLE PLAZA, 800 LASALLE AVENUE., SUITE 1850, MINNEAPOLIS, MN 55402.

PORTFOLIO  MANAGERS:  Robert B. Mersky,  CFA (1994) and Paul E. von Kuster,  CFA
(1998) are primarily responsible for the day-to-day management of the Fund's investments. Mr. Mersky, the President of Peregrine, has been associated with Norwest or its affiliates since 1968. Mr. von Kuster, a Senior Vice President of Peregrine, has been associated with Norwest or its affiliates since 1972.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in the Portfolio. If the Fund redeems assets from the Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets. Norwest and the Fund have also retained Peregrine as a dormant subadviser.

The FORUM FINANCIAL GROUP of companies provide managerial, administrative and underwriting services to the Fund. NORWEST BANK acts as the Fund's transfer agent, dividend disbursing agent and custodian.

5.       PURCHASES AND REDEMPTIONS OF SHARES

You may purchase or redeem shares at a price equal to their net asset value next determined after receipt of your purchase order or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Fund's transfer agent processes all transactions in Fund shares.

You may purchase and redeem Fund shares without a sales or redemption charge. I Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Your Fund shares become eligible to receive distributions the Fund Business Day after your purchase order is received in proper form.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASE PROCEDURES

PURCHASING SHARES DIRECTLY

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Small Company Growth Fund
                           Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Fund's distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE You must first telephone the Fund's transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in the Fund by bank wire. Then instruct your bank to wire your money immediately to:

                           Norwest Bank Minnesota, N.A.
                           A091 000 019
                           For Credit to: Norwest Advantage Funds 0844-131
                           Re: Small Company Growth Fund, I Shares
                           Account No.:
                           Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Fund does not charge for the receipt of wire transfers. The Fund treats payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (4) the Securities and Exchange Commission deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank wire redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange your shares for shares of other funds of Norwest Advantage Funds. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

6.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

The Fund declares and pays distributions of net investment income annually. The Fund distributes net capital gain, if any, to shareholders at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

o    Under  the  Reinvestment   Option,   all  distributions  of  the  Fund  are
     automatically   invested  in  additional   shares  of  the  Fund.  You  are
     automatically assigned this option unless you select another option.

o    Under the Cash Option, you are paid all distributions in cash.

o Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Fund is managed so that it does not owe federal income or excise taxes. Distributions paid by the Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for 6 months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

Distributions reduce the net asset value of the Fund by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable. The income from the Fund's foreign investments may be subject to foreign income or other taxes.

7.       OTHER INFORMATION

INVESTMENT POLICIES

Except as otherwise indicated, the Board may change the Fund's investment policies without shareholder approval. The Fund's investment objective requires shareholder approval to amend.

VOTING MATTERS

In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of the Fund may have a comparatively smaller impact on the outcome of votes by all of the funds in the fund complex than do shareholders of funds with lower net asset values.

TEMPORARY DEFENSIVE POSITION

To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.


PORTFOLIO TRANSACTIONS

From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The Financial Highlights table lists the Fund's portfolio turnover.


YEAR 2000 AND EURO

The Fund could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Fund's investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. While the Fund does not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.


DETERMINATION OF NET ASSET VALUE

The Fund determines its net asset value at 4:00 p.m. on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

The Fund values portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Fund values those securities at fair value as determined by or pursuant to procedures adopted by the Board.

European, Far Eastern and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Fund may make an adjustment to the value of the securities for purposes of determining net asset value.

For purposes of determining net asset value, the Fund converts all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.


PORTFOLIOS

The Fund bears its pro rata portion of the expenses of the Portfolio. The Board of Trustees may redeem the Fund's investment in the Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Fund's reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.

PROSPECTUS                                          MONEY MARKET FUNDS
                                        ________________________________________
OCTOBER 1, 1998                                    Cash Investment Fund
                                                Ready Cash Investment Fund
_________________________                          U.S. Government Fund
                                                    Treasury Plus Fund
INSTITUTIONAL FUNDS                                   Treasury Fund
                                               Municipal Money Market Fund


[LOGO]                                              FIXED INCOME FUNDS
                                        ________________________________________
                                                    Stable Income Fund
                                             Limited Term Government Income Fund
                                             Intermediate Government Income Fund
                                                   Diversified Bond Fund
                                                         Income Fund
                                                   Total Return Bond Fund
                                                   Strategic Income Fund

                                                 TAX-FREE FIXED INCOME FUNDS
                                        ________________________________________

                                                 Limited Term Tax-Free Fund
                                                    Tax-Free Income Fund
                                                   Colorado Tax-Free Fund
                                            Minnesota Intermediate Tax-Free Fund
                                                   Minnesota Tax-Free Fund

                                                     BALANCED FUNDS
                                        ________________________________________

                                                  Moderate Balanced Fund
                                                   Growth Balanced Fund
                                              Aggressive Balanced-Equity Fund
 [COVER WITH PEOPLE, PCS AND PRINTOUT]
                                                      EQUITY FUNDS
                                        ________________________________________

                                                       Index Fund
                                                    Index Equity Fund
                                                ValueGrowth SM Stock Fund
                                                 Diversified Equity Fund
                                                   Growth Equity Fund
                                                Large Company Growth Fund
                                               Diversified Small Cap Fund
                                                Small Company Stock Fund
                                              Small Cap Opportunities Fund
                                                Small Company Growth Fund
                                                    International Fund

                                                     PERFORMA FUNDS
                                        ________________________________________

                                             Performa Strategic Value Bond Fund
                                              Performa Disciplined Growth Fund
                                               Performa Small Cap Value Fund
                                                Performa Global Growth Fund



______________________________________________________________________________
|MUTUAL FUNDS ARE NOT INSURED BY THE FDIC,  |                |                 |
|FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT,   |MAY LOSE VALUE  |NO BANK GUARANTEE|
|OR ANY GOVERNMENT AGENCY                   |                |                 |
|___________________________________________|________________|________________ |

PROSPECTUS
                                 OCTOBER 1, 1998

This Prospectus describes the shares of a broad spectrum of mutual funds offered by Norwest Advantage Funds:

* 6 MONEY MARKET FUNDS - Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, and Municipal Money Market Fund.

* 7 FIXED INCOME FUNDS - Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, and Strategic Income Fund.

* 5 TAX-FREE FIXED INCOME FUNDS - Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, and Minnesota Tax-Free Fund.

* 3 BALANCED FUNDS - Moderate Balanced Fund, Growth Balanced Fund, and Aggressive Balanced-Equity Fund.

* 11 EQUITY FUNDS - Index Fund, Income Equity Fund, ValuGrowth (SM) Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund, and International Fund.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
[SAME PICTURE AS COVER]

         OVERVIEW .............................................2

                                                                  [OVERVIEW TAB]


         FINANCIAL HIGHLIGHTS ................................12

                                                      [FINANCIAL HIGHLIGHTS TAB]


         GLOSSARY ............................................26

                                                                  [GLOSSARY TAB]


[INVESTMENT  INVESTMENT OBJECTIVES AND POLICIES ..................27
ICON]
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]


[RISK    RISK CONSIDERATIONS .................................56
ICON]
                                                       [RISK CONSIDERATIONS TAB]


         COMMON POLICIES .....................................58

                                                           [COMMON POLICIES TAB]


         MANAGEMENT OF THE FUNDS .............................60

                                                   [MANAGEMENT OF THE FUNDS TAB]


         HOW TO BUY AND SELL SHARES ..........................73

                                                [HOW TO BUY AND SELL SHARES TAB]


         DISTRIBUTIONS AND TAX MATTERS .......................79

                                             [DISTRIBUTIONS ANT TAX MATTERS TAB]


         OTHER INFORMATION ...................................82

                                                         [OTHER INFORMATION TAB]

--------------------------------------------------------------------------------
1.  OVERVIEW     [OVER PRINTOUT]
--------------------------------------------------------------------------------

THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.



THE FUNDS AT A GLANCE

[MONEY MARKET FUNDS ICON]

The MONEY MARKET FUNDS seek high current income consistent with the preservation of capital and the maintenance of liquidity.

                FUND                                 OBJECTIVE                             PRIMARY INVESTMENTS

                CASH INVESTMENT FUND and             High current income,                  High-quality money
                READY CASH INVESTMENT                preservation of capital and           market instruments of U.S. and
                FUND                                 liquidity                             foreign issuers.

                U.S. GOVERNMENT FUND                 High current income,                  Securities issued or
                                                     preservation of capital and           guaranteed by the U.S. Government,
                                                     liquidity                             its agencies, and its
                                                                                           instrumentalities.

                TREASURY PLUS FUND                   High current income,                  Securities issued or
                                                     preservation of capital and           guaranteed by the U.S. Treasury
                                                     liquidity                             and repurchase agreements on those
                                                                                           obligations.

                TREASURY FUND                        High current income,                  Securities issued or
                                                     preservation of capital, and          guaranteed by the U.S. Treasury.
                                                     liquidity

                MUNICIPAL MONEY MARKET               High current tax-exempt               Tax-exempt municipal
                FUND                                 income, preservation of capital,      securities.
                                                     and liquidity



[FIXED INCOME FUNDS ICON]

          The FIXED INCOME FUNDS generally seek to provide income and preserve capital.
                                                                  [OVERVIEW TAB]

               FUND                                  OBJECTIVE                             PRIMARY INVESTMENTS

               STABLE INCOME FUND              Maintain   safety  of                       Investment grade
                                               principal  while  providing                 short-term   (average maturity
                                               low volatility total return                 2-5 years) securities.


               LIMITED TERM GOVERNMENT         Provide income and safety                   Investment grade
               INCOME FUND                     of principal.                               short-term (average maturity of
                                                                                           1-5 years) U.S. Government
                                                                                           securities.

               INTERMEDIATE GOVERNMENT               Provide income and safety             Investment grade
               INCOME FUND                           of principal.                         intermediate-term (average
                                                                                           maturity of 3-10 years) U.S.
                                                                                           Government securities.

               DIVERSIFIED BOND FUND                 Total return by                       Diversifies investments
                                                     diversifying its                      among 3 different
                                                     investments  among                    fixed income styles.
                                                     different fixed income
                                                     investment styles.


               INCOME FUND                           Total return consistent               Primarily investment grade
                                                     with current income.                  intermediate term (average
                                                                                           maturity of 3-15 years) domestic
                                                                                           and foreign securities.

               TOTAL RETURN BOND FUND                Total return.                         Broad spectrum of primarily
                                                                                           investment grade securities.

               STRATEGIC INCOME FUND                 Combination of current               70%-90% fixed income
                                                     income and capital appreciation.     investments
                                                                                          10%-30% equity investments.

[TAX FREE INCOME FUNDS ICON]

     The TAX-FREE FIXED INCOME FUNDS generally seek current income exempt from federal or state income taxes.

                    FUND                               OBJECTIVE                    PRIMARY INVESTMENTS

                  LIMITED TERM TAX-FREE          Current income exempt               Investment grade
                  FUND                           from federal income taxes.          short-term (average maturity of
                                                                                     1-5 years) municipal securities.

                  TAX-FREE INCOME FUND           Current income exempt               Investment grade
                                                 from federal income taxes.          (average maturity of 10-20 years)
                                                                                     municipal securities.

                  COLORADO TAX-FREE FUND          A high-level of current income     Investment grade (average
                                                  exempt from both federal           maturity of 10-20+ years)
                                                  (including the AMT) and            Colorado municipal securities.
                                                  Colorado income taxes
                                                  consistent with the
                                                  preservation of capital.

                  MINNESOTA INTERMEDIATE          A high-level of current income     Investment grade intermediate
                  TAX FREE FUND                   exempt from both federal and       term (average maturity of 5-10
                                                  Minnesota income taxes             years) Minnesota municipal
                                                  (including the AMT)                securities.
                                                  consistent with the
                                                  preservation of capital.

                  MINNESOTA TAX-FREE FUND         A high-level of current income     Investment grade (average
                                                  exempt from both federal and       maturity of 10-20+ years)
                                                  Minnisota income taxes             Minnesota municipal
                                                  (including the AMT)                securities.
                                                  consistent with the
                                                  preservation of capital.

[BALANCED FUNDS ICON]

     The BALANCED FUNDS generally seek a combination of current income and capital appreciation.


                    FUND                                OBJECTIVE                           PRIMARY INVESTMENTS


                    MODERATE BALANCED FUND        Combination of current                  45%-75% fixed income
                                                  income and capital appreciation.        investments
                                                                                          25%-55% equity
                                                                                          investments.

                    GROWTH BALANCED FUND          Combination of current                  15%-55% fixed income
                                                  income and capital appreciation.        investments
                                                                                          45%-85% equity
                                                                                          investments.

                    AGGRESSIVE BALANCED-EQUITY    Combination of current                  0%-40% fixed income
                    FUND                          income and capital appreciation.        investments
                                                                                          60%-100% equity
                                                                                          investments.

[EQUITY FUNDS ICON]
                                                                  [OVERVIEW TAB]
     The EQUITY FUNDS generally seek growth of capital.



               FUND                          OBJECTIVE                               PRIMARY INVESTMENTS

               INDEX FUND                    Replicate the return                    Common stock of the
                                             of the S&P 500 Composite Stock          500 companies in the S&P 500
                                             Price Index.                            Composite Stock Price Index.

               INCOME EQUITY FUND            Long-term capital                       Common stock of large high
                                             appreciation consistent with            quality domestic companies.
                                             above-average dividend
                                             income.

               VALUEGROWTH STOCK FUND        Long-term capital                       Common stock of medium-and
                                             appreciation.                           large-capitalization
                                                                                     companies that have above
                                                                                     average growth
                                                                                     characteristics and that
                                                                                     appear to be undervalued.

               DIVERSIFIED EQUITY FUND       Long-term capital                       Diversified investments in 5
                                             appreciation while                      different equity investment
                                             moderating annual return                styles.
                                             volatility.

               GROWTH EQUITY FUND            Long-term capital                       Diversified investments in 3
                                             appreciation while                      different equity investment
                                             moderating annual return                styles.
                                             volatility.

               LARGE COMPANY GROWTH          Long-term capital                       Common stock of large
               FUND                          appreciation.                           high-quality domestic
                                                                                     companies with superior
                                                                                     growth potential.

               DIVERSIFIED SMALL CAP         Long-term capital                       Diversified investments in 5
               FUND                          appreciation while                      different small company
                                             moderating annual return                equity investment styles.
                                             volatility.

               SMALL COMPANY STOCK           Long-term capital                       Common stock of small and
               FUND                          appreciation.                           medium sized domestic
                                                                                     companies.

               SMALL CAP OPPORTUNITIES       Long-term capital                       Equity securities of small
               FUND                          appreciation.                           domestic companies.

               SMALL COMPANY GROWTH          Long-term capital                       Common stock of small and
               FUND                          appreciation.                           medium sized domestic
                                                                                     companies.

               INTERNATIONAL FUND            Long-term capital                       Common stock of high-
                                             appreciation.                           quality companies based
                                                                                     outside of the United States.


CLASSES OF SHARES

This Prospectus offers certain classes of shares of the Funds. Each class is designed for a different type of investor and may have different fees or investment minimums.

*    All  Money  Market  Funds,   except  Ready  Cash  Investment   Fund,  offer
     Institutional Shares. Institutional Shares are designed for institutional investors.

* Ready Cash Investment Fund and Municipal Money Market Fund offer Investor Shares. Investor Shares are designed for retail investors.

* All Funds, other than Money Market Funds, offer I Shares. I Shares are designed for clients of investment advisers and bank trust departments, trust companies and their affiliates, including broker-dealers if the Fund does not offer other classes of shares.



FUND STRUCTURES

     Some of the Funds invest directly in a portfolio of securities. Other Funds invest in 1 or more other funds identified in this prospectus as Portfolios. Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in individual securities.


MANAGEMENT OF THE FUNDS

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and all but 3 of the Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. or SCHRODER is the investment adviser for 3 Portfolios: Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio, and International Portfolio. Schroder specializes in providing international investment advice.

     INVESTMENT SUBADVISERS make investment decisions for certain Funds and Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest, Schroder, or a subadviser as an Adviser.

     The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.

INVESTMENT MINIMUMS AND RESTRICTIONS

     Shares may be purchased or redeemed without sales or other charges.

          * I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investment of $100.

          * Institutional Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

     Total Return Bond Fund, Small Company Growth Fund, and Small Cap Opportunities Fund are closed to new investors. Only residents of Colorado may purchase shares of Colorado Tax-Free Fund. Only residents of Minnesota may purchase shares of Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund.

                                                                  [OVERVIEW TAB]

EXCHANGES

If you own Fund shares you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.



DISTRIBUTIONS

     The DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income. Each Fund distributes to shareholders its net capital gain, if any, at least annually.


RISK FACTORS

[RISK ICON]

     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

MONEY MARKET FUNDS:

[MONEY MARKET FUNDS ICON]

     If you invest in a Money Market Fund, the income you receive from the Fund will vary with changes in interest rates. In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest or principal on its obligations when due. Some of the Money Market Funds reduce credit risk by investing primarily or exclusively in U.S. Government securities. The Money Market Funds also have the risk that they may not be able to maintain a stable net asset value of $1.00 per share.

FIXED INCOME FUNDS AND TAX-FREE FIXED INCOME FUNDS:

[FIXED INCOME FUNDS ICON]
TAX-FREE FUNDS ICON]

     If you invest in a Fixed Income Fund or a Tax-Free Fixed Income Fund, the investment income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

     Some of the Fixed Income Funds invest in mortgage- or other asset-backed securities. For these Funds, a decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of these Funds to rise due to a drop in prepayments. A rise in average maturity increases a Fund's sensitivity to rising interest rates and potential for losses in value.

     The Fixed Income Funds and Tax-Free Fixed Income Funds also are subject to credit risk. Funds that invest primarily in debt securities that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, generally have less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

     Some of the Tax-Free Fixed Income Funds invest primarily in debt securities of the government and municipalities of a single state. Because these Funds limit their investments to a single state, adverse economic developments and other factors affecting that state could have a more significant effect on the Funds' returns. In addition, these Funds may invest in fewer issuers than the other Funds. A decline in the value of a Fund's investment in an issuer could therefore have a more significant effect on the value of the Fund's shares.

BALANCED FUNDS AND STRATEGIC INCOME FUND:

[BALANCED FUNDS ICON]

     These Funds divide their investments between fixed income securities and equity securities in varying proportions, depending on the Fund's investment policies. As a result, an investment in these Funds will be subject both to the risks of fixed income securities and to the risks of equity securities. In addition, the Adviser may vary, within a fixed range, the allocations of the Fund's assets into each type of investment. There is a risk that the allocations selected by the Adviser will not achieve the Fund's objective as effectively as other possible allocations.

EQUITY FUNDS:

[EQUITY FUNDS ICON]

     The Equity Funds are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

     Equity Funds that invest in smaller issuers or foreign issuers are riskier than other Equity Funds. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax, or confiscate investors' assets.
                                                                  [OVERVIEW TAB]
EXPENSES OF INVESTING IN THE FUNDS

     The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. There are no transaction charges for purchasing, redeeming, or exchanging shares. The Funds do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES(1)(5)
(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                                               THE FUNDS                           THE PORTFOLIOS
                                                              Investment                     Investment                      Total
                                                               Advisory        Other          Advisory          Other      Operating
                                                                Fees(2)       Expenses          Fees          Expenses      Expenses


          MONEY MARKET FUNDS
          Cash Investment Fund                                     N/A         0.22%             0.22%          0.04%     0.48%(4)
          Ready Cash Investment Fund (Investor Shares)             N/A         0.42%             0.33%          0.07%     0.82%(4)
          U.S. Government Fund                                   0.14%         0.36%               N/A            N/A     0.50%
          Treasury Plus Fund(3)                                  0.20%         0.30%               N/A            N/A     0.50%
          Treasury Fund                                          0.15%         0.31%               N/A            N/A     0.46%
          Municipal Money Market Fund
               Institutional Shares                              0.32%         0.13%               N/A            N/A     0.45%
               Investor Shares                                   0.32%         0.33%               N/A            N/A     0.65%

          FIXED INCOME FUNDS (I SHARES)
          Stable Income Fund                                       N/A         0.28%             0.30%          0.07%     0.65%
          Limited Term Government Income Fund                    0.33%         0.35%               N/A            N/A     0.68%
          Intermediate Government Income Fund                    0.33%         0.35%               N/A            N/A     0.68%
          Diversified Bond Fund                                  0.00%         0.27%             0.37%          0.06%     0.70%(4)
          Income Fund                                            0.47%         0.28%               N/A            N/A     0.75%
          Total Return Bond Fund                                   N/A         0.19%             0.50%          0.06%     0.75%(4)
          Strategic Income Fund                                  0.09%         0.29%             0.36%          0.06%     0.80%(4)

          TAX-FREE FIXED INCOME FUNDS (I SHARES)
          Limited Term Tax-Free Fund                             0.31%         0.34%               N/A            N/A     0.65%
          Tax-Free Income Fund                                   0.34%         0.26%               N/A            N/A     0.60%
          Colorado Tax-Free Fund                                 0.29%         0.31%               N/A            N/A     0.60%
          Minnesota Intermediate Tax-Free Fund                   0.25%         0.35%               N/A            N/A     0.60%
          Minnesota Tax-Free Fund                                0.23%         0.37%               N/A            N/A     0.60%


(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                                                     THE FUNDS                     THE PORTFOLIOS

                                                               Investment                    Investment                      Total
                                                                Advisory       Other          Advisory         Other       Operating
                                                                 Fees(2)      Expenses          Fees          Expenses      Expenses


          BALANCED FUNDS (I SHARES)
          Moderate Balanced Fund                                 0.12%         0.29%             0.41%          0.06%     0.88%(4)
          Growth Balanced Fund                                   0.13%         0.29%             0.45%          0.06%     0.93%(4)
          Aggressive Balanced-Equity Fund                        0.00%         0.47%             0.46%          0.07%     1.00%

          EQUITY FUNDS (I SHARES)
          Index Fund                                               N/A          0.06%            0.15%          0.04%     0.25%
          Income Equity Fund                                       N/A          0.33%            0.50%          0.02%     0.85%
          ValuGrowth Stock Fund                                  0.78%          0.22%              N/A            N/A     1.00%
          Diversified Equity Fund                                0.16%          0.29%            0.49%          0.06%     1.00%(4)
          Growth Equity Fund                                     0.22%          0.26%            0.67%          0.10%     1.25%(4)
          Large Company Growth Fund                                N/A          0.33%            0.65%          0.02%     1.00%
          Diversified Small Cap Fund                             0.00%          0.27%            0.84%          0.09%     1.20%
          Small Company Stock Fund                                 N/A          0.25%            0.90%          0.05%     1.20%(4)
          Small Cap Opportunities Fund                             N/A          0.50%            0.60%          0.15%     1.25%
          Small Company Growth Fund                                N/A          0.32%            0.90%          0.03%     1.25%
          International Fund                                     0.25%          0.56%            0.42%          0.27%     1.50%

(1) Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests.

(2) For Diversified Bond Fund, Strategic Income Fund, each Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund, and International Fund, Funds - Investment Advisory Fees reflect an asset allocation fee, which absent fee waivers, would be 0.25%. Absent fee waivers, The Funds - Investment Advisory Fees for Municipal Money Market Fund Institutional Shares and Investor Shares, Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, would be 0.34%, 0.34%, 0.50%, 0.50%, 0.50%, 0.50%, and 0.50%. Absent fee waivers , The Portfolios - Investment Advisory Fees would be 0.47%.


(3) The expenses, and any fee waivers and reimbursements, for Treasury Plus Fund are estimated.

(4) Norwest and the Fund's Administrator have agreed to waive their fees in order to maintain Cash Investment Fund's total combined operating expenses through May 31, 1999 at 0.48%. Any reduction of those waivers after May 31, 1999 requires approval by the Fund's Board of Trustees. Norwest and the Funds' Administrator have agreed to waive fees and reimburse expenses to maintain Ready Cash Investment Fund's, Total Return Bond Fund's, and Small Company Stock Fund's total operating expenses at or below 0.82%; 0.75%, and 1.20%, respectively. Any reduction of those waivers or reimbursements requires Board review. Norwest and the Funds' Administrator have agreed to waive their fees through May 31, 1999, to ensure that the investment advisory, administrative, and management services fees borne by Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, and Growth Equity Fund do not exceed, in the aggregate, 0.45%, 0.55%, 0.63%, 0.68%, 0.75%, and 1.00%, respectively. Any reduction of those waivers after May 31, 1999 requires Board approval.

(5) Absent expense reimbursements and fee waivers, Funds - Other Expenses and Total Operating Expenses would be: Cash Investment Fund 0.26% and 0.56%, Ready Cash Investment Fund 0.42% and 0.82%, U.S. Government Fund 0.38% and 0.52%, Treasury Plus Fund 0.40% and 0.60%, Treasury Fund 0.39% and 0.54%, Municipal Money Market Fund Institutional Shares 0.25% and 0.59%, and Investor Shares 0.49% and 0.83%, Stable Income Fund 0.38% and 0.81%, Limited Term Government Income Fund 0.56% and 0.89%, Intermediate Government Income Fund 0.39% and 0.72%, Diversified Bond Fund 0.35% and 1.09%, Income Fund 0.42% and 0.92%, Total Return Bond Fund 0.37% and 0.98%, Strategic Income Fund 0.36% and 1.08%, Limited Term Tax-Free Fund 0.53% and 1.03%, Tax-Free Income Fund 0.42% and 0.92%, Colorado Tax-Free Fund 0.51% and 1.01%, Minnesota Intermediate Tax-Free Fund 0.47% and 0.72%, Minnesota Tax-Free Fund 0.54% and 1.04%, Moderate Balanced Fund 0.33% and 1.11%, Growth Balanced Fund 0.33% and 1.15%, Aggressive Balanced-Equity Fund 1.51% and 2.35%, Index Fund 0.33% and 0.57%, Income Equity Fund 0.34% and 0.91%, ValuGrowth Stock Fund 0.42% and 1.20%, Diversified Equity Fund 0.32% and 1.17%, Growth Equity Fund 0.33% and 1.41%, Large Company Growth Fund 0.35% and 1.08%, Diversified Small Cap Fund 1.47% and 2.70%, Small Company Stock Fund 0.36% and 1.37%, Small Cap Opportunities Fund 0.63% and 1.38%, Small Company Growth Fund 0.33% and 1.31%, and International Fund 0.63% and 1.66%. Absent expense reimbursements and fee waivers, The Portfolios -- Other Expenses would be: Cash Investment Fund 0.07%, Stable Income Fund 0.13%, Diversified Bond Fund 0.12%, Total Return Bond Fund 0.11%, Strategic Income Fund
          0.11%, Moderate Balanced Fund 0.12%, Growth Balanced Fund 0.12%, Aggressive Balanced-Equity Fund 0.12%, Index Fund 0.09%, Income Equity Fund 0.07%, Diversified Equity Fund 0.11%, Growth Equity Fund 0.15%, Large Company Growth Fund 0.08%, Diversified Small Cap Fund 0.15%, Small Company Stock Fund 0.11%, Small Cap Opportunities Fund 0.15%, Small Company Growth Fund 0.08%, and International Fund 0.31%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

                                                                  [OVERVIEW TAB]
EXAMPLE

         The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses table, a 5% annual return, and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                                        1 year     3 years     5 years    10 years
                                                                        ------     -------     -------    --------

MONEY MARKET FUNDS
  Cash Investment Fund                                                      $5        $15         $27         $60
  Ready Cash Investment Fund (Investor Shares)                               8         26          46         101
  U.S. Government Fund                                                       5         16          28          63
  Treasury Plus Fund                                                         5         16          28          63
  Treasury Fund                                                              5         15          26          58
  Municipal Money Market Fund
     Institutional Shares                                                    5         14          25          57
     Investor Shares                                                         7         21          36          81

FIXED INCOME FUNDS (I SHARES)
  Stable Income Fund                                                         7         21          36          81
  Limited Term Government Income Fund                                        7         22          38          85
  Intermediate Government Income Fund                                        7         22          38          85
  Diversified Bond Fund                                                      7         22          39          87
  Income Fund                                                                8         24          42          93
  Total Return Bond Fund                                                     8         24          42          93
  Strategic Income Fund                                                      8         26          44          99

TAX-FREE FIXED INCOME FUNDS (I SHARES)

  Limited Term Tax-Free Fund                                                 7         21          36          81
  Tax-Free Income Fund                                                       6         19          33          75
  Colorado Tax-Free Fund                                                     6         19          33          75
  Minnesota Intermediate Tax-Free Fund                                       6         19          33          75
  Minnesota Tax-Free Fund                                                    6         19          33          75


BALANCED FUNDS (I SHARES)
  Moderate Balanced Fund                                                  9          28          49          108
  Growth Balanced Fund                                                    9          30          51          114
  Aggressive Balanced-Equity Fund                                         10         32          55          122

EQUITY FUNDS (I SHARES)

  Index Fund                                                              3           8          14           32
  Income Equity Fund                                                      9          27          47          105
  ValuGrowth Stock Fund                                                   10         32          55          122
  Diversified Equity Fund                                                 10         32          55          122
  Growth Equity Fund                                                      13         40          69          151
  Large Company Growth Fund                                               10         32          55          122
  Diversified Small Cap Fund                                              12         38          66          145
  Small Company Stock Fund                                                12         38          66          145
  Small Cap Opportunities Fund                                            13         40          69          151
  Small Company Growth Fund                                               13         40          69          151
  International Fund                                                      15         47          82          179


2.  FINANCIAL HIGHLIGHTS

[SPREADSHEETS]

The financial highlights table is intended to help you understand each Fund's financial performance for 10 years or, if shorter, the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998, has been audited by KPMG Peat Marwick LLP, independent auditors, whose reports dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                                            Net Realized

                                                                                and       Distributions   Capital        Ending
[MONEY MARKET FUNDS ICON]                   Beginning Net       Net          Unrealized     from Net    Contribution   Net Asset
THE MONEY MARKET FUNDS                       Asset Value     Investment     Gain (Loss)    Investment       From        Value Per
                                              Per Share        Income      on Investments     Income      Adviser        Share
----------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT FUND
Year Ended May 31, 1998                         $1.00          $0.053           --          ($0.053)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.051           --          ($0.051)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.054           --          ($0.054)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.049           --          ($0.049)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.031           --          ($0.031)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.033           --          ($0.033)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.021           --          ($0.021)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.061           --          ($0.061)        --           $1.00
Year Ended November 30, 1990                    $1.00          $0.079           --          ($0.079)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.088           --          ($0.088)        --           $1.00
Year Ended November 30, 1988                    $1.00          $0.071           --          ($0.071)        --           $1.00
READY CASH INVESTMENT FUND- INVESTOR SHARES
Year Ended May 31, 1998                         $1.00          $0.050           --          ($0.050)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.047           --          ($0.047)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.051           --          ($0.051)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.045           --          ($0.045)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.027           --          ($0.027)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.030           --          ($0.030)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.058           --          ($0.058)        --           $1.00
Year Ended November 30, 1990                    $1.00          $0.076           --          ($0.076)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.085           --          ($0.085)        --           $1.00
January 20, 1988(d) to November 30, 1988        $1.00          $0.059           --          ($0.059)        --           $1.00



                                                      [FINANCIAL HIGHLIGHTS TAB]

      Ratio to Average Net Assets
 ---------------------------------------

     Net                                           Net Assets at
 Investment      Net          Gross       Total     End of Period
    Income     Expenses    Expenses(a)  Return(b) (000's Omitted)
------------------------------------------------------------------

  5.29%(c)     0.48%(c)     0.57% (c)     5.42%         $4,685,818
    5.07%       0.48%         0.49%       5.21%         $2,147,894
    5.36%       0.48%         0.49%       5.50%         $1,739,549
    4.87%       0.48%         0.50%       4.96%         $1,464,304
    3.11%       0.49%         0.49%       3.16%         $1,381,402
    3.29%       0.50%(c)      0.51%       3.36%         $1,944,948
    4.23%(c)    0.50%         0.56%       4.29%(c)      $1,292,196
    6.11%       0.51%         0.54%       6.31%         $1,004,979
    7.92%       0.45%         0.57%       8.22%           $747,744
    8.81%       0.45%         0.64%       9.22%           $662,698
    7.00%       0.43%         0.74%       7.32%           $316,349

  4.95%(c)     0.82%(c)     0.82%(c)      5.07%           $789,380
    4.75%       0.82%         0.83%       4.87%           $576,011
    5.02%       0.82%         0.87%       5.17%           $473,879
    4.64%       0.82%         0.91%       4.62%           $268,603
    2.70%       0.82%         0.92%       2.74%           $164,138
    3.04%       0.82%         0.94%       3.08%           $162,585
  4.01%(c)     0.82%(c)     0.93%(c)      4.05%           $176,378
    5.81%       0.82%         0.96%       5.98%           $183,775
    7.56%       0.82%         0.97%       7.83%           $166,911
    8.51%       0.81%         0.99%       8.86%           $144,117
  7.11%(c)     0.77%(c)     1.13%(c)    6.97%(c)           $46,736

[MONEY MARKET FUNDS ICON]
MONEY MARKET FUNDS - I SHARES (continued)

                                                                           Net Realized
                                                                                and       Distributions   Capital        Ending
                                            Beginning Net       Net          Unrealized     from Net    Contribution   Net Asset
                                             Asset Value     Investment     Gain (Loss)    Investment       From        Value Per
                                              Per Share        Income      on Investments     Income      Adviser        Share

U.S. GOVERNMENT FUND
Year Ended May 31, 1998                         $1.00          $0.051           --          ($0.051)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.049           --          ($0.049)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.052           --          ($0.052)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.047           --          ($0.047)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.030           --          ($0.030)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.030           --          ($0.030)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.058           --          ($0.058)        --           $1.00
Year Ended November 30, 1990                    $1.00          $0.077           --          ($0.077)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.085           --          ($0.085)        --           $1.00
Year Ended November 30, 1988                    $1.00          $0.069           --          ($0.069)        --           $1.00
TREASURY FUND
Year Ended May 31, 1998                         $1.00          $0.049           --          ($0.049)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.047           --          ($0.047)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.050           --          ($0.050)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.046           --          ($0.046)        --           $1.00
Year Ended May 31, 1994                         $1.00          $0.028           --          ($0.028)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.029           --          ($0.029)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.020           --          ($0.020)        --           $1.00
December 3, 1990(d) to November 30, 1991        $1.00          $0.058           --          ($0.058)        --           $1.00
MUNICIPAL MONEY MARKET FUND
Investor Shares
Year Ended May 31, 1998                         $1.00          $0.031           --          ($0.031)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.030           --          ($0.030)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.033           --          ($0.033)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.031         ($0.004)      ($0.031)       $0.004        $1.00
Year Ended May 31, 1994                         $1.00          $0.021           --          ($0.021)        --           $1.00
Year Ended May 31, 1993                         $1.00          $0.021           --          ($0.021)        --           $1.00
December 1, 1991 to May 31, 1992                $1.00          $0.014           --          ($0.014)        --           $1.00
Year Ended November 30, 1991                    $1.00          $0.042           --          ($0.042)        --           $1.00
Year Ended November 30, 1990                    $1.00          $0.053           --          ($0.053)        --           $1.00
Year Ended November 30, 1989                    $1.00          $0.058           --          ($0.058)        --           $1.00
January 7, 1988(d) to November 30, 1988         $1.00          $0.042           --          ($0.042)        --           $1.00
INSTITUTIONAL SHARES
Year Ended May 31, 1998                         $1.00          $0.033           --          ($0.033)        --           $1.00
Year Ended May 31, 1997                         $1.00          $0.032           --          ($0.032)        --           $1.00
Year Ended May 31, 1996                         $1.00          $0.035           --          ($0.035)        --           $1.00
Year Ended May 31, 1995                         $1.00          $0.033         ($0.004)      ($0.033)       $0.004        $1.00
August 3, 1993(d) to May 31, 1994               $1.00          $0.019           --          ($0.019)        --           $1.00
-------------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers
(c) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(d)  Annualized.
(e) Commencement of operations; Municipal Money Market Fund's initial class became Investor Shares

(f) Total Return for 1995 includes the effect of a capital contribution from Norwest Bank. Without the capital contribution, total return would have been 2.59% for Investor Shares and 2.79% for Institutional Shares.




                                                     [FINANCIAL HIGHTLIGHTS TAB]

      Ratio to Average Net Assets
 ---------------------------------------

     Net                                           Net Assets at
 Investment      Net          Gross       Total     End of Period
    Income     Expenses    Expenses(a)  Return(b) (000's Omitted)
------------------------------------------------------------------

5.08%       0.50%         0.51%       5.20%         $2,260,208
     4.91%       0.49%         0.49%       5.04%         $1,912,574
     5.13%       0.50%         0.51%       5.27%         $1,649,721
     4.68%       0.50%         0.52%       4.81%         $1,159,421
     3.02%       0.47%         0.53%       3.07%         $1,091,141
     3.00%       0.45%         0.57%       3.06%           $903,274
   3.99%(c)     0.45%(c)     0.61%(c)    4.07%(c)          $623,685
     5.84%       0.45%         0.60%       6.00%           $469,487

    7.66%       0.45%         0.61%       7.94%           $500,794
    8.51%       0.45%         0.65%       8.87%           $394,137
    6.87%       0.42%         0.73%       7.13%           $254,104

    4.89%       0.46%         0.54%       5.00%         $1,440,515
    4.74%       0.46%         0.53%       4.87%         $1,003,697
    4.91%       0.46%         0.56%       5.04%           $802,270
    4.62%       0.46%         0.57%       4.65%           $661,098
    2.81%       0.46%         0.58%       2.83%           $526,483
    2.93%       0.47%         0.58%       2.98%           $384,751
  4.01%(c)     0.47%(c)     0.59%(c)    4.07%(c)          $374,492
  5.62%(c)     0.31%(c)     0.66%(c)    6.02%(c)          $354,200


    3.13%       0.65%         0.83%       3.18%            $44,070
    3.01%       0.65%         0.87%       3.08%            $54,616
    3.25%       0.65%         0.88%       3.31%            $57,021
    3.10%       0.65%         0.93%     3.13%(e)           $47,424
    2.03%       0.65%         0.99%       2.09%            $33,554
    2.13%       0.65%         0.97%       2.18%            $75,521
  2.81%(c)     0.63%(c)     0.96%(c)    2.89%(c)           $82,678
    4.10%       0.64%         1.08%       4.26%            $66,327
    5.34%       0.64%         1.16%       5.48%            $29,801
    5.78%       0.62%         1.15%       5.94%            $18,639
  4.64%(c)     0.60%(c)     1.20%(c)    4.76%(c)            $8,963

    3.32%       0.45%         0.59%       3.39%           $977,693
    3.21%       0.45%         0.70%       3.28%           $635,655
    3.41%       0.45%         0.72%       3.52%           $592,436
    3.37%       0.45%         0.74%     3.33%(e)          $278,953
  2.33%(c)     0.45%(c)     0.77%(c)    2.34%(c)          $190,356

[FIXED INCOME FUNDS ICON]
                                                                       Net Realized
                                                                           and     Distributions Distributions    Ending
                                         Beginning Net       Net        Unrealized    from Net      from Net     Net Asset
FIXED INCOME FUNDS - I SHARES             Asset Value    Investment    Gain (Loss)   Investment     Realized     Value Per
                                           Per Share       Income     on Investments    Income        Gain         Share
----------------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND
Year Ended May 31, 1998                      $10.24         $0.58         $0.05        ($0.57)        --          $10.30
Year Ended May 31, 1997                      $10.20         $0.58         $0.04        ($0.58)        --          $10.24
November 1, 1995 to May 31, 1996             $10.72         $0.28         $0.03        ($0.77)      ($0.06)       $10.20
November 11, 1994(e) to October 31, 1995     $10.00         $0.50         $0.22          --           --          $10.72
LIMITED TERM GOVERNMENT INCOME FUND
October 1, 1997(e) to May 31, 1998           $10.00         $0.38        ($0.11)       ($0.38)      ($0.01)        $9.88
INTERMEDIATE GOVERNMENT INCOME FUND
Year Ended May 31, 1998                      $10.84         $0.71         $0.37        ($0.70)        --          $11.22
Year Ended May 31, 1997                      $10.89         $0.72        ($0.04)       ($0.73)        --          $10.84
November 1, 1995 to May 31, 1996             $12.40         $0.40         $0.53        ($1.32)      ($1.12)       $10.89
November 11, 1994(e) to October 31,          $11.11         $0.93         $0.36          --           --          $12.40
1995(g)
DIVERSIFIED BOND FUND
Year Ended May 31, 1998                      $25.60         $1.61         $1.51        ($1.66)      ($0.03)       $27.03
Year Ended May 31, 1997                      $26.03         $1.59         $0.01        ($1.69)      ($0.34)       $25.60
November 1, 1995 to May 31, 1996             $27.92         $1.07        ($0.99)       ($1.67)      ($0.30)       $26.03
November 11, 1994(e) to October 31, 1995     $25.08         $1.65         $1.19          --           --          $27.92
INCOME FUND
Year Ended May 31, 1998                      $9.27          $0.61         $0.51        ($0.61)        --           $9.78
Year Ended May 31, 1997                      $9.26          $0.62         $0.01        ($0.62)        --           $9.27
Year Ended May 31, 1996                      $9.62          $0.61        ($0.36)       ($0.61)        --           $9.26
Year Ended May 31, 1995                      $9.51          $0.65         $0.11        ($0.65)        --           $9.62
August 2, 1993(e) to May 31, 1994            $10.68         $0.58        ($0.91)       ($0.58)      ($0.26)        $9.51
TOTAL RETURN BOND FUND
Year Ended May 31, 1998                      $9.41          $0.59         $0.28        ($0.59)      ($0.05)        $9.64
Year Ended May 31, 1997                      $9.40          $0.60         $0.04        ($0.60)      ($0.03)        $9.41
Year Ended May 31, 1996                      $9.73          $0.64        ($0.31)       ($0.64)      ($0.02)        $9.40
Year Ended May 31, 1995                      $9.54          $0.67         $0.19        ($0.67)        --           $9.73
December 31, 1993(e) to May 31, 1994         $10.00         $0.27        ($0.46)       ($0.27)        --           $9.54


-------------------------------------------------------------------------------------



(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers.
(c) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(d)  Reflects the activity of the Portfolio(s) in which the Fund invests.
(e)  Commencement of operations.
(f)  Annualized.
(g)  Adjusted for a five to one stock split.
(h) Portfolio Turnover Rate is not applicable as the Fund invested in more than one Porfolio.




      Ratio to Average
          Net Assets
 ---------------------------------------              [FINANCIAL HIGHLIGHTS TAB]

      Net                                              Portfolio     Net Assets at
  Investment       Net        Gross         Total       Turnover      End of Period
    Income       Expenses   Expenses(a)    Return(b)       Rate      (000's Omitted)
-------------------------------------------------------------------------------------

   5.69%(c)     0.65%(c)     0.76%(c)       6.28%      37.45%(d)             $144,215
     5.73%        0.65%       0.79%         6.24%        41.30%              $111,030
   5.74%(e)     0.65%(e)     0.92%(e)       2.97%       109.95%               $83,404
   5.91%(e)     0.65%(e)     0.98%(e)       7.20%       115.85%               $48,087

  5.78%(e)(f)  0.40%(e)(f) 0.89%(e)(f)      4.42%        99.49%               $66,113

     6.35%        0.68%       0.72%        10.19%        96.76%              $400,346
     6.57%        0.68%       0.72%         6.36%       183.05%              $371,278
   6.71%(f)     0.71%(f)     1.17%(f)       0.60%        74.64%              $399,324
   7.79%(f)     0.68%(f)     0.93%(f)      11.58%       240.90%               $50,213


   5.98%(c)     0.70%(c)     1.02%(c)      12.39%         N/A(h)             $134,831
     6.19%        0.70%       0.77%         6.23%        57.19%              $162,310
   6.78%(f)     0.70%(f)     0.77%(f)       0.22%       118.92%              $167,159
   5.87%(f)     0.67%(f)     0.82%(f)      11.32%        58.90%              $171,453

     6.32%        0.75%       0.95%        12.35%       167.09%              $290,566
     6.59%        0.75%       1.02%         6.90%       231.00%              $258,207
     6.30%        0.75%       1.06%         2.58%       270.17%              $271,157
     7.02%        0.75%       1.06%         8.49%        98.83%              $109,994
   6.75%(f)     0.61%(f)     1.09%(f)    (4.04%)(f)      26.67%               $93,665

   6.14%(c)     0.75%(c)     0.86%(c)       9.45%      134.56%(d)            $109,084
     6.36%        0.75%       1.05%         6.95%        55.07%              $125,437
     6.57%        0.75%       1.07%         3.41%        77.49%              $120,767
     7.04%        0.71%       1.17%         9.43%        35.19%               $96,199
   6.81%(f)     0.46%(f)     2.10%(f)    (4.62%)(f)      37.50%               $11,694



[TAX-FREE FUNDS ICON]

                                                                     Net Realized
                                                                          and     Disbritutions Distributions  Ending
TAX-FREE FIXED                           Beginning Net        Net     Unrealized     from Net    from Net    Net Asset      Net
INCOME FUNDS - I SHARES                   Asset Value   Investment    Gain (Loss)    Investment   Realized    Value Per  Investment
                                           Per Share      Income     on Investments    Income       Gain        Share      Income
------------------------------------------------------------------------------------------------------------------------------------
LIMITED TERM TAX-FREE FUND
Year Ended May 31, 1998                     $10.39         $0.47         $0.21        ($0.47)      ($0.01)     $10.59       4.47%
October 1, 1996(c) to May 31, 1997          $10.00         $0.31         $0.39        ($0.31)        --        $10.39     4.45%(d)
TAX-FREE INCOME FUND
Year Ended May 31, 1998                     $10.06         $0.53         $0.48        ($0.53)        --        $10.54       5.09%
Year Ended May 31, 1997                      $9.78         $0.54         $0.28        ($0.54)        --        $10.06       5.40%
Year Ended May 31, 1996                      $9.82         $0.55        ($0.04)       ($0.55)        --         $9.78       5.57%
Year Ended May 31, 1995                      $9.60         $0.55         $0.22        ($0.55)        --         $9.82       5.84%
August 2, 1993(c) to May 31, 1994           $10.14         $0.47        ($0.47)       ($0.47)      ($0.07)      $9.60     5.71%(d)
COLORADO TAX-FREE FUND
Year Ended May 31, 1998                     $10.22         $0.53         $0.47        ($0.53)        --        $10.69       5.01%
Year Ended May 31, 1997                      $9.89         $0.54         $0.33        ($0.54)        --        $10.22       5.35%
Year Ended May 31, 1996                      $9.90         $0.53        ($0.01)       ($0.53)        --         $9.89       5.30%
Year Ended May 31, 1995                      $9.69         $0.48         $0.21        ($0.48)        --         $9.90       5.08%
August 23, 1993(c) to May 31, 1994          $10.22         $0.39        ($0.52)       ($0.39)      ($0.01)      $9.69     5.03%(d)
MINNESOTA INTERMEDIATE TAX-FREE FUND
October 1, 1997(c) to May 31, 1998          $10.00         $0.33         $0.03        ($0.33)        --        $10.03     5.02%(d)
MINNESOTA TAX-FREE FUND
Year Ended May 31, 1998                     $10.57         $0.53         $0.48        ($0.53)        --        $11.05       4.84%
Year Ended May 31, 1997                     $10.30         $0.54         $0.27        ($0.54)        --        $10.57       5.12%
Year Ended May 31, 1996                     $10.45         $0.56        ($0.15)       ($0.56)        --        $10.30       5.24%
Year Ended May 31, 1995                     $10.16         $0.53         $0.29        ($0.53)        --        $10.45       5.29%
August 2, 1993(c) to May 31, 1994           $10.74         $0.43        ($0.39)       ($0.43)      ($0.19)     $10.16     4.90%(d)
------------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers.
(c)  Commencement of operations.
(d)  Annualized.




                                                      [FINANCIAL HIGHLIGHTS TAB]

        Ratio to Average
           Net Assets
  -------------------------------------

                                        Portfolio    Net Assets at
      Net         Gross       Total      Turnover    End of Period
    Expenses   Expenses(a)  Return(b)      Rate     (000's Omitted)
-------------------------------------------------------------------

     0.65%        1.03%       6.70%       46.06%            $54,602
    0.65%(d)    1.27%(d)      6.99%       16.39%            $40,990

     0.60%        0.92%      10.22%      142.81%           $286,734
     0.50%        1.03%       8.54%      152.33%           $259,861
     0.32%        1.06%       5.29%      126.20%           $276,159
     0.60%        1.05%       8.42%      130.90%            $94,454
    0.60%(d)    1.10%(d)   (0.21%)(d)    116.54%           $102,084

     0.60%        1.01%       9.97%       69.87%            $32,342
     0.45%        1.13%       9.00%      129.26%            $25,917
     0.30%        1.13%       5.35%      171.41%            $24,074
     0.30%        1.16%       7.47%       47.88%            $24,539
    0.11%(d)    1.21%(d)    0.90%(d)      40.92%            $15,153

    0.60%(d)    0.72%(d)      3.61%       15.13%           $209,685

     0.60%        1.04%       9.71%       68.27%            $20,736
     0.60%        1.23%       7.98%       96.68%            $11,135
     0.51%        1.30%       3.97%       77.10%             $3,988
     0.48%        1.58%       8.44%      139.33%             $1,799
    0.61%(d)    1.54%(d)    0.29%(d)      84.23%               $872

[BALANCED FUNDS ICON]


                                                                          Net Realized
                                                                               and        Dividends  Distributions  Ending
                                          Beginning Net        Net         Unrealized     from Net    from Net    Net Asset
BALANCED FUNDS - I SHARES                  Asset Value     Investment      Gain (Loss)   Investment   Realized    Value Per
                                            Per Share        Income      on Investments     Income      Gain        Share
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND(E)
Year Ended May 31, 1998                       $18.47          $0.79           $1.75        ($0.86)     ($0.59)      $19.56
Year Ended May 31, 1997                       $18.12          $0.97           $0.71        ($0.95)     ($0.38)      $18.47
November 1, 1995 to May 31, 1996              $18.21          $0.48           $0.42        ($0.76)     ($0.23)      $18.12
November 11, 1994(g) to October 31, 1995      $16.19          $0.75           $1.27          --          --         $18.21
MODERATE BALANCED FUND
Year Ended May 31, 1998                       $21.59          $0.80           $2.72        ($0.86)     ($1.27)      $22.98
Year Ended May 31, 1997                       $20.27          $0.77           $1.60        ($0.76)     ($0.29)      $21.59
November 1, 1995 to May 31, 1996              $19.84          $0.46           $0.89        ($0.66)     ($0.26)      $20.27
November 11, 1994(g) to October 31, 1995      $17.25          $0.65           $1.94          --          --         $19.84
GROWTH BALANCED FUND
Year Ended May 31, 1998                       $24.77          $0.58           $4.52        ($0.60)     ($1.21)      $28.06
Year Ended May 31, 1997                       $22.83          $0.62           $2.86        ($0.63)     ($0.91)      $24.77
November 1, 1995 to May 31, 1996              $21.25          $0.31           $1.95        ($0.51)     ($0.17)      $22.83
November 11, 1994(g) to October 31, 1995      $17.95          $0.47           $2.83          --          --         $21.25
AGGRESSIVE BALANCED-EQUITY FUND
December 2, 1997(g) to May 31, 1998           $10.00          $0.06           $0.99        ($0.01)       --         $11.04
-----------------------------------------------------------------------------------------


(a)  Includes  expenses  allocated  from  the  Portfolios  in   which  the  Fund
     invests.
(b) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers or expense reimbursements.
(c) Total Return would have been lower absent expense reimbursements and/or fee waivers.
(d) Represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data wasnot reported in mutual fund financial statements.
(e) Prior to October 1, 1997, Strategic Income Fund was named Conservative Balanced Fund.
(f)  Annualized.
(g)  Commencement of operations.
(h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested exclusively in more than one Portfolio.


                                                      [FINANCIAL HIGHLIGHTS TAB]
     Ratio to Average
        Net Assets
--------------------------------------

    Net                                             Portfolio    Average    Net Assets at
Investment      Net         Gross        Total      Turnover   Commission    End of Period
 Income(a)  Expenses(a) Expenses(a)(b) Return(c)      Rate      Rate (d)   (000's Omitted)
-------------------------------------------------------------------------------------------
   4.47%       0.80%        1.03%        14.13%      N/A(h)      N/A(h)            $235,254
   4.38%       0.81%        0.98%         9.58%      72.03%      $0.0720           $128,777
   4.65%(f)    0.82%        0.97%(f)      5.14%      56.47%      $0.0648           $146,950
   4.67%(f)    0.82%(f)     1.03%        12.48%      65.53%      N/A               $136,710

   3.57%       0.88%        1.05%        17.04%      N/A(h)      N/A(h)            $464,384
   3.70%       0.88%        1.04%        12.04%      45.33%      $0.0684           $418,680
 3.95%(f)    0.90%(f)     1.04%(f)       7.03%       52.71%      $0.0658           $398,005
 3.76%(f)    0.92%(f)     1.11%(f)       15.01%      62.08%        N/A             $373,998

   2.38%       0.93%        1.09%        21.40%      N/A(h)      N/A(h)            $665,758
   2.47%       0.94%        1.16%        15.81%      24.33%      $0.0676           $503,382
 2.66%(f)    0.98%(f)     1.16%(f)       10.87%      38.78%      $0.0696           $484,641
 2.63%(f)    0.99%(f)     1.23%(f)       18.38%      41.04%        N/A             $374,892

 1.58%(f)    1.00%(f)     2.29%(f)       10.55%      N/A(h)      N/A(h)              $8,872




[EQUITY FUNDS ICON]
                                                                     Net Realized
                                                                         and        Dividends Distributions           Ending
                                       Beginning Net      Net         Unrealized     from Net    from Net   Return   Net Asset
EQUITY FUNDS - I SHARES                 Asset Value    Investment    Gain (Loss)    Investment   Realized     of     Value Per
                                         Per Share   Income (Loss)  on Investments    Income       Gain     Capital    Share
--------------------------------------------------------------------------------------------------------------------------------
INDEX FUND
Year Ended May 31, 1998                   $39.49         $0.58          $10.74       ($0.65)      ($3.80)     --      $46.36
Year Ended May 31, 1997                   $31.49         $0.49          $8.50        ($0.48)      ($0.51)     --      $39.49
November 1, 1995 to May 31, 1996          $27.67         $0.36          $4.08        ($0.43)      ($0.19)     --      $31.49
November 11, 1994(g) to October 31,       $21.80         $0.45          $5.42          --           --        --      $27.67
1995
INCOME EQUITY FUND
Year Ended May 31, 1998                   $33.16         $0.52          $8.76        ($0.54)      ($0.72)     --      $41.18
Year Ended May 31, 1997                   $27.56         $0.56          $5.55        ($0.51)        --        --      $33.16
November 1, 1995 to May 31, 1996          $24.02         $0.29          $4.02        ($0.69)      ($0.08)     --      $27.56
November 11, 1994(g) to October 31,       $18.90         $0.46          $4.66          --           --        --      $24.02
1995
VALUGROWTH STOCK FUND
Year Ended May 31, 1998                   $25.03         $0.06          $4.76        ($0.16)      ($3.54)     --      $26.15
Year Ended May 31, 1997                   $22.61         $0.16          $4.80        ($0.13)      ($2.41)     --      $25.03
Year Ended May 31, 1996                   $18.80         $0.14          $3.91        ($0.12)      ($0.12)     --      $22.61
Year Ended May 31, 1995                   $17.16         $0.18          $1.64        ($0.18)        --        --      $18.80
August 2, 1993(g) to May 31, 1994         $16.91         $0.13          $0.46        ($0.12)      ($0.22)     --      $17.16
DIVERSIFIED EQUITY FUND
Year Ended May 31, 1998                   $36.50         $0.22          $8.94        ($0.27)      ($2.33)     --      $43.06
Year Ended May 31, 1997                   $30.55         $0.25          $6.05        ($0.16)      ($0.19)     --      $36.50
November 1, 1995 to May 31, 1996          $27.53         $0.16          $4.25        ($0.42)      ($0.97)     --      $30.55
November 11, 1994(g) to October 31,       $22.21         $0.22          $5.10          --           --        --      $27.53
1995
GROWTH EQUITY FUND
Year Ended May 31, 1998                   $32.48        ($0.04)         $6.86        ($0.04)      ($3.54)     --      $35.72
Year Ended May 31, 1997                   $29.08        ($0.02)         $4.05        ($0.04)      ($0.59)     --      $32.48
November 1, 1995 to May 31, 1996          $26.97          --            $4.09        ($0.12)      ($1.86)     --      $29.08
November 11, 1994(g) to October 31,       $22.28        ($0.02)         $4.71          --           --        --      $26.97
1995





                                                      [FINANCIAL HIGHLIGHTS TAB]
      Ratio to Average
          Net Assets
 --------------------------------------

     Net                                            Portfolio     Average    Net Assets at
  Investment      Net         Gross       Total      Turnover   Commission   End of Period
    Income      Expenses   Expenses(a)  Return(b)      Rate      Rate (c)   (000's Omitted)
-------------------------------------------------------------------------------------------

   1.53%(d)     0.25%(d)    0.58%(d)     30.32%      6.68%(e)    0.0339(e)         $784,205
    2.10%        0.25%        0.56%      29.02%       24.17%      $0.0417          $513,134
   2.25%(f)     0.31%(f)    0.57%(f)     16.27%       9.12%       $0.0517          $249,644
   2.12%(f)     0.50%(f)    0.64%(f)     26.93%       14.48%        N/A            $186,197


   1.43%(d)     0.85%(d)    0.86%(d)     28.61%      3.46%(e)    0.0585(e)       $1,214,385
    1.97%        0.85%        0.90%      22.40%       4.76%       $0.0792          $425,197
   2.72%(f)     0.86%(f)    1.13%(f)     18.14%       0.69%       $0.0942          $230,831
   2.51%(f)     0.85%(f)    1.12%(f)     27.09%       7.03%         N/A             $49,000


    0.53%        1.00%        1.20%      21.18%       74.25%      $0.0588          $609,056
    0.67%        1.01%        1.33%      23.30%       75.50%      $0.0781          $180,204
    0.62%        1.20%        1.32%      21.72%      105.43%      $0.0603          $156,553
    1.02%        1.20%        1.33%      10.67%       63.82%        N/A            $136,589
   0.92%(f)     1.20%(f)    1.39%(f)    2.99%(f)      86.07%        N/A            $113,061

   0.60%(d)     1.00%(d)    1.13%(d)     26.12%       N/A(e)      N/A(e)         $1,520,343
   0.79%(d)     1.02%(d)    1.31%(d)     20.76%       48.08%      $0.0626        $1,212,565
 1.00%(d)(f)  1.06%(d)(f)  1.30%(d)(f)   16.38%       5.76%       $0.0671          $907,223
 1.01%(d)(f)  1.09%(d)(f)  1.37%(d)(f)   23.95%       10.33%        N/A            $711,111


 (0.11%)(d)     1.25%(d)    1.35%(d)     22.52%       N/A(e)      N/A(e)         $1,033,251
  (0.09%)(d)    1.30%(d)    1.84%(d)     14.11%       9.06%       $0.0565          $895,420
 0.01%(d)(f)  1.35%(d)(f)  1.85%(d)(f)   15.83%       7.39%       $0.0617          $735,728
 (0.11%)(d)(f)1.38%(d)(f)  1.92%(d)(f)   21.10%       8.90%         N/A            $564,004




[EQUITY FUNDS ICON]


                                                                     Net Realized
                                                                         and        Dividends Distributions           Ending
                                       Beginning Net      Net         Unrealized     from Net    from Net   Return   Net Asset
                                        Asset Value    Investment    Gain (Loss)    Investment   Realized     of     Value Per
                                         Per Share   Income (Loss)  on Investments    Income       Gain     Capital    Share
--------------------------------------------------------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
Year Ended May 31, 1998                   $32.63        ($0.11)         $10.20         --         ($2.78)     --      $39.94
Year Ended May 31, 1997                   $26.97        ($0.03)         $5.91          --         ($0.22)     --      $32.63
November 1, 1995 to May 31, 1996          $23.59        ($0.04)         $3.64          --         ($0.22)     --      $26.97
November 11, 1994(g) to October 31,       $18.50        ($0.05)         $5.14          --           --        --      $23.59
1995
DIVERSIFIED SMALL CAP FUND
December 31, 1997(g) to May 31, 1998      $10.00          --            $0.52          --           --        --      $10.52
SMALL COMPANY STOCK FUND
Year Ended May 31, 1998                   $13.88        ($0.09)         $1.11          --         ($2.90)   ($0.07)   $11.93
Year Ended May 31, 1997                   $13.96        ($0.04)         $0.87          --         ($0.91)     --      $13.88
Year Ended May 31, 1996                   $10.59         $0.01          $3.93        ($0.03)      ($0.54)     --      $13.96
Year Ended May 31, 1995                    $9.80         $0.12          $0.87        ($0.12)      ($0.08)     --      $10.59

December 31, 1993(g) to May 31, 1994      $10.00         $0.08         ($0.20)       ($0.08)        --        --       $9.80
SMALL CAP OPPORTUNITIES FUND
Year Ended May 31, 1998                   $19.84        ($0.06)         $4.36          --         ($0.53)     --      $23.61
August 15, 1996 to(g) May 31, 1997        $16.26        ($0.01)         $3.60          --         ($0.01)     --      $19.84
SMALL COMPANY GROWTH FUND
Year Ended May 31, 1998                   $31.08        ($0.23)         $6.88          --         ($4.04)     --      $33.69
Year Ended May 31, 1997                   $33.00        ($0.18)         $1.83          --         ($3.57)     --      $31.08
November 1, 1995 to May 31, 1996          $29.99        ($0.07)         $5.94          --         ($2.86)     --      $33.00
November 11, 1994(g) to October 31,       $21.88        ($0.11)         $8.22          --           --        --      $29.99
1995
INTERNATIONAL FUND
Year Ended May 31, 1998                   $21.67         $0.09          $2.29        ($0.20)        --        --      $23.85
Year Ended May 31, 1997                   $19.84         $0.09          $1.94        ($0.20)        --        --      $21.67
November 1, 1995 to May 31, 1996          $17.99         $0.14          $2.04        ($0.33)        --        --      $19.84
November 11, 1994(g) to October 31,       $17.28         $0.09          $0.62          --           --        --      $17.99
1995
-----------------------------------------------------------------------------------

(a) The ratio of Gross Expenses to Average Net Assets does not reflect fee waivers and expense reimbursements.
(b) Total Return would have been lower absent expense reimbursements and fee waivers.
(c) Average Commission Rate represents the average commission per share paid to brokers on the purchase or sale of portfolio securities. Prior to 1996, this data was not reported in mutual fund financial statements.
(d) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(e)  Reflects the activity of the Portfolio(s) in which the Fund invests.
(f)  Annualized.
(g)  Commencement of operations.
(h) Portfolio Turnover Rate and Average Commission Rate are not applicable as the Fund invested in more than one Portfolio.





                                                      [FINANCIAL HIGHLIGHTS TAB]
     Ratio to Average
          Net Assets
 --------------------------------------

     Net                                            Portfolio     Average    Net Assets at
  Investment      Net         Gross       Total      Turnover   Commission   End of Period
    Income      Expenses   Expenses(a)  Return(b)      Rate      Rate (c)   (000's Omitted)
-------------------------------------------------------------------------------------------

  (0.36%)(d)    1.00%(d)    1.03%(d)     32.29%     13.03%(e)    0.0552(e)         $232,499
   (0.18%)       0.99%        1.09%      21.93%       24.37%      $0.0564          $131,768
  (0.30%)(f)    1.00%(f)    1.13%(f)     15.40%       16.93%      $0.0616           $82,114
  (0.23%)(f)    1.00%(f)    1.20%(f)     27.51%       31.60%        N/A             $63,567


 (0.25%)(d)(f)1.21%(d)(f)  2.65%(d)(f)    5.20%       N/A(h)      N/A(h)            $12,551

  (0.53%)(d)    1.20%(d)    1.32%(d)      8.12%     166.16%(e)   0.0616(e)         $112,713
   (0.38%)       1.19%        1.56%       6.30%      210.19%      $0.0774          $161,995
    0.05%        1.21%        1.60%      38.30%      134.53%      $0.0555          $125,986
    1.14%        0.52%        1.82%      10.13%       68.09%        N/A             $54,240

   2.03%(f)     0.20%(f)    4.33%(f)   (2.93%)(f)     14.98%        N/A              $9,251

  (0.40%)(d)    1.25%(d)    1.38%(d)     21.95%       54.98%(e)  0.0582(e)         $284,828
 (0.16%)(d)(f)1.25%(d)(f)  1.89%(d)(f)   11.42%     34.45%(e)     $0.0584           $77,174

  (0.73%)(d)    1.25%(d)    1.26%(d)     22.38%     123.36%(e)   0.0567(e)         $748,269
   (0.71%)       1.24%        1.29%       5.65%      124.03%      $0.0565          $447,580
  (0.41%)(f)    1.25%(f)    1.29%(f)     21.43%       62.06%      $0.0583          $378,546
  (0.47%)(f)    1.25%(f)    1.35%(f)     37.07%      106.55%        N/A            $278,058


   0.45%(d)     1.47%(d)    1.50%(d)     11.19%       N/A(h)      N/A(h)           $279,667
   0.40%(d)     1.43%(d)    1.44%(d)     10.27%     48.23%(e)     $0.0202(e)       $228,552
 0.60%(d)(f)  1.50%(d)(f)  1.52%(d)(f)   12.31%     14.12%(e)     $0.0325(e)       $143,643
 0.54%(d)(f)  1.50%(d)(f)  1.66%(d)(f)    4.11%     29.41%(e)       N/A             $91,401



--------------------------------------------------------------------------------
3.  GLOSSARY                [PICTURE OF PCS]
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.


Term                                Definition
----                                ----------
AMT                                 Alternative minimum tax.

Board                               The  Board  of Trustees of Norwest Advantage
                                    Funds.

Dollar Roll                         A   transaction  in  which  a   Fund   sells
                                    fixed  income   securities  and  commits  to
                                    purchase   similar,   but   not   identical,
                                    securities at a later date from the same party.

Duration A measure of a debt security's average life that reflects the present value of
                                    the   security's   cash   flow.   Prices  of
                                    securities with longer durations generally are more volatile.

Fundamental                         Requiring shareholder approval to change.

Investment Grade                    Rated  at  the  time  of  purchase  in  1 of
                                    the  4  highest   long-term   or  2  highest
                                    short-term ratings categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

Market Capitalization               The    total    market  value of a company's
                                    outstanding common stock.

Municipal Security                  A debt security issued  by or  on  behalf of
                                    the  states,   territories,  or  possessions
                                    of  the  United  States,   the  District  of
                                    Columbia     and     their     subdivisions,
                                    authorities,      instrumentalities,     and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

NRSRO A nationally recognized statistical rating organization, such as S&P, that rates fixed-income securities and preferred stock by relative credit risk. NRSROs also rate money market mutual funds.

Non-Investment Grade                Neither rated  at the  time of purchase in 1
                                    of the 4 highest long-term or 2 highest short-term ratings categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

Related Issuers                     Issuers   of   Municipal   Securities   that
                                    economic,     business,     or     political
                                    developments   affect   in   similar   ways.

Russell 1000(R) Index               An index of large- and medium-capitalization
                                    companies.

Russell 2000(R) Index               An   index   of    smaller    capitalization
                                    companies with a broader base of companies than the S&P 600 Small Cap Index.


S&P                                 Standard & Poor's Corporation.

S&P 500 Index                       Standard   &  Poor's  500  Composite   Stock
                                    Price   Index,    an    index    of    large
                                    capitalization companies.

S&P 600 Small Cap Index             Standard  &  Poor's Small  Cap 600 Composite
                                    Stock  Price  Index,   an  index   of  small
                                    capitalization companies.

SAI                                 Statement of Additional Information.

SEC                                 The U.S. Securities and Exchange Commission.

STRIPS Separately traded principal or interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of


                                    Registered   Interest   and   Principal   of
                                    Securities  program.


U.S. Government Security            A  security  issued  or   guaranteed   as to
                                    principal    and   interest  by   the   U.S.
                                    Government,   its   agencies,     or     its
                                    instrumentalities.

U.S. Treasury Security              A  security issued or guaranteed by the U.S.
                                    Treasury.

--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES AND POLICIES [SPREADSHEET]
--------------------------------------------------------------------------------

     This section discusses the investment objectives and policies of the Funds and the Portfolios. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The Risk Considerations section discusses these risks.

[MONEY MARKET FUNDS ICON]
MONEY MARKET FUNDS
                                                                  [GLOSSARY TAB]
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Money Market Funds' investments are made under the requirements of an SEC rule governing the investments that money market funds may make. Each Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Funds may invest in securities with fixed, variable, or floating rates of interest.

     High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. Each Fund, other than Municipal Money Market Fund, invests at least 95% of its total assets in securities in the highest rating category.

CASH INVESTMENT FUND and READY CASH INVESTMENT FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVES. Each Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

          CASH INVESTMENT FUND invests equally in 2 Portfolios - Money Market Portfolio and Prime Money Market Portfolio. Cash Investment Fund, Money Market Portfolio, and Prime Money Market Portfolio generally have the same investment objective and investment policies. Because Prime Money Market Portfolio seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO, it is more limited in the type and amount of securities it may purchase.

          READY CASH INVESTMENT FUND invests its assets in Prime Money Market Portfolio. The Fund seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO.

     INVESTMENT POLICIES. The Funds invest in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities, and corporate debt securities.

     The Funds may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

     Each Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. Neither Fund may invest more than 25% of its total assets in any other single industry.

[RISK ICON]
           Credit Risk              Interest Rate Risk              Foreign risk


U.S. GOVERNMENT FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. The Fund invests primarily in U.S. Government Securities and repurchase agreements for U.S. Government Securities. Under normal circumstances, the Fund invests at least 65% of its total assets in these securities. The Fund also may invest in zero coupon securities.


[RISK ICON]
           Credit Risk                         Interest Rate Risk


TREASURY PLUS FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. Under normal circumstances, the Fund invests at least 80% of its total assets in U.S. Treasury Securities and in repurchase agreements for U.S. Treasury Securities. The Fund also may invest in U.S. Government Securities and in repurchase agreements for U.S. Government Securities. The Fund may invest in zero coupon securities.


[RISK ICON]
           Credit Risk                         Interest Rate Risk

TREASURY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     INVESTMENT POLICIES. The Fund invests solely in U.S. Treasury Securities, including zero-coupon securities.


[RISK ICON]
           Credit Risk                         Interest Rate Risk

MUNICIPAL MONEY MARKET FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     INVESTMENT POLICIES. The Fund expects to invest 100% of its assets in Municipal Securities, including short-term municipal bonds and municipal notes, and leases. These investments may have fixed, variable, or floating rates of interest and may be zero-coupon securities. As part of its objective, the Fund normally will invest at least 80% of its total assets in federally tax-exempt instruments whose income may be subject to the federal AMT. The Fund may invest up to 20% of its total assets in securities that pay interest income subject to federal income tax.

     The Fund may invest more than 25% but, under normal circumstances, will not invest more than 35% of its assets in issuers located in a single state. The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests in these types of bonds issued by banks.



[RISK ICON]
   Credit Risk          Interest Rate Risk         Geographic Concentration Risk

FIXED INCOME FUNDS

STABLE INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to maintain safety of principal while providing low volatility total return.

     INVESTMENT POLICIES. The Fund invests primarily in short-term Investment Grade securities. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

     The Fund normally limits its investments in:

     *    mortgage-backed securities to not more than 65% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets;

     * mortgage-backed securities that are not U.S. Government Securities to not more than 25% of its total assets; and

     *    U.S. Government Securities to not more than 50% of its total assets.

     The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

     The Fund only purchases Investment Grade securities. The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between 2 and 5 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
          Credit Risk                Foreign Risk             Interest Rate Risk
          Leverage Risk              Market Risk              Prepayment Risk

     LIMITED TERM GOVERNMENT INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE.  The Fund's investment objective is to provide income
     and  safety  of  principal  by  investing   primarily  in  U.S.  Government
     Securities.

     INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. The Fund normally invests at least 65% of its total assets in U.S. Government Securities and may invest up to 35% of its total assets in other fixed income securities. The Fund emphasizes the use of short maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

     The Fund limits its investments in:

     *    mortgage-backed securities to not more than 50% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets; and

     * zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

     In addition, the Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may enter into short sales.

     The Fund will only purchase securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

     The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to ten years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between 1 and 5 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

[RISK ICON]
               Credit Risk             Interest Rate Risk         Leverage Risk
               Market Risk             Prepayment Risk

     INTERMEDIATE GOVERNMENT INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE.  The Fund's investment objective is to provide income
     and  safety  of  principal  by  investing   primarily  in  U.S.  Government
     Securities.

     INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

     The Fund limits its investments in:

     *    mortgage-backed securities to not more than 50% of its total assets;

     * other types of asset-backed securities to not more than 25% of its total assets; and

     * zero-coupon securities, except in STRIPS, to not more than 10% of its total assets.

     As part of its mortgage-backed securities investments, the Fund may enter into Dollar Rolls. The Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may enter into short sales.

     The Fund will purchase only securities that are rated, at the time of purchase, within the 2 highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

     The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Fund's portfolio securities will have an average dollar-weighted maturity of between 3 and 10 years and a duration of between 70% and 130% of the Duration of a 5 year Treasury Note.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
               Credit Risk            Interest Rate Risk           Leverage Risk
               Market Risk            Prepayment Risk


DIVERSIFIED BOND FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return by diversifying its investments among different fixed income investment styles.

     INVESTMENT POLICIES. The Fund uses a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines the different fixed income investment styles of 3 Portfolios - Managed Fixed Income style, Strategic Value Bond style, and Positive Return style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

0                                                                                  current            range of
                                                                                allocation          investment
                                                                                -----------         -----------
           Managed Fixed Income Portfolio                                          50.0%             45% - 55%
           Strategic Value Bond Portfolio                                          16.7%           11.7% - 21.7%
           Positive Return Portfolio                                               33.3%           28.3% - 38.3%
        --------------------------------------------------------------------------------------------------------
           TOTAL FUND ASSETS                                                       100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

[RISK ICON]
       Credit Risk                Foreign Risk                Interest Rate Risk
       Leverage Risk              Market Risk                 Prepayment Risk

INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide total return consistent with current income.

     INVESTMENT POLICIES. The Fund invests in a diversified portfolio of fixed and variable rate fixed income securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issuers, including U.S. Government Securities, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques. The Adviser combines these techniques with fundamental economic, credit, and market analysis while at the same time controlling total return volatility by targeting the Fund's Duration within a narrow band around the Duration of the Lipper Corporate A-Rated Debt Average.

     The Fund normally invests at least 30% of its total assets in U.S. Government Securities. The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Fund may invest up to 70% of its total assets in corporate securities, such as bonds, debentures and notes, and fixed income securities that can be converted into or exchanged for common stocks. The Fund also may invest in zero coupon securities and enter into Dollar Rolls.

     The Fund may invest in debt securities registered and sold in the United States by foreign issuers and debt securities sold outside the United States by foreign or U.S. issuers. The Fund restricts its purchases of debt securities to those denominated and payable in U. S. dollars.

     Normally, the Fund will invest at least 80% of its total assets in Investment Grade securities. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

     The Fund invests primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years. The Fund's portfolio of securities will normally have a Duration of between 70% and 130% of the Duration of the Lipper Corporate A-Rated Debt Average.


[RISK ICON]
       Credit Risk                  Foreign Risk              Interest Rate Risk
       Leverage Risk                Market  Risk                 Prepayment Risk

TOTAL RETURN BOND FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total return.

     INVESTMENT POLICIES. The Fund invests in a broad range of fixed-income instruments in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

     The  Adviser  focuses  on  relative  value as  opposed  to  predicting  the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

The Fund particularly seeks strategic diversification. The Fund will not invest more than:

     *    75% of its total assets in corporate bonds;

     *    65% of its total assets in mortgage-backed securities;

     *    50% of its total assets in asset-backed securities; or

     *    25% of its total assets in a single industry of the corporate market.

     The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

     The Fund will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.

     The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
      Credit Risk           Interest Rate Risk                 Leverage Risk
      Market Risk           Prepayment Risk

     STRATEGIC INCOME FUND

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

     INVESTMENT POLICIES. The Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The Fund emphasizes safety of principal. The Fund currently invests in 16 Portfolios.

     The Fund invests the fixed income portion of its portfolio in: the same 3 Portfolios as Diversified Bond Fund; in Stable Income Portfolio; and Money Market Portfolio. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Fund's investments. The equity portion of the Fund's portfolio uses the 5 different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

                                                                                         CURRENT             RANGE
               INVESTMENT STYLE                                                         ALLOCATION       OF INVESTMENT
               ----------------                                                         ----------       -------------
               DIVERSIFIED BOND FUND STYLE                                      55%                         45% - 65%

                       POSITIVE RETURN BOND PORTFOLIO                                                       15% - 21.7%
                                                                                        18.3%
                       STRATEGIC VALUE BOND PORTFOLIO                                                      7.5% - 10.8%
                                                                                         9.2%
                       MANAGED FIXED INCOME PORTFOLIO                                                     22.5% - 32.5%
                                                                                        27.5%
               STABLE INCOME PORTFOLIO                                          15%                               15%

               MONEY MARKET PORTFOLIO                                           10%                               10%

               DIVERSIFIED EQUITY FUND STYLE                                    20%                         10% - 30%

                       INDEX PORTFOLIO                                                                           2.5% - 7.5%
                                                                                           5%
                       INCOME EQUITY PORTFOLIO                                                                   2.5% - 7.5%
                                                                                           5%
                       LARGE COMPANY STYLE                                                                       2.5% - 7.5%
                                                                                           5%
                            LARGE COMPANY GROWTH PORTFOLIO                                                       2% - 6%
                                                                                                    4%
                            DISCIPLINED GROWTH PORTFOLIO                                                         0.5% - 1.5%
                                                                                                    1%
                       DIVERSIFIED SMALL CAP STYLE                                                               1% - 3%
                                                                                         2.0%
                            SMALL CAP INDEX PORTFOLIO                                                            0.2% - 0.6%
                                                                                                  0.4%
                            SMALL COMPANY GROWTH PORTFOLIO                                                       0.2% -  0.7%
                                                                                                  0.5%
                            SMALL COMPANY VALUE PORTFOLIO                                                        0.2% - 0.7%
                                                                                                  0.5%
                            SMALL COMPANY STOCK PORTFOLIO                                                        0.25%  - 0.5%
                                                                                                  0.3%
                            SMALL CAP VALUE PORTFOLIO                                                            0.2% - 0.5%
                                                                                                  0.3%
                       INTERNATIONAL STYLE                                                                       1.5% - 4.5%
                                                                                         3.0%
                            INTERNATIONAL PORTFOLIO                                                              1.2% -  4.5%
                                                                                                  2.9%
                            SCHRODER EM CORE PORTFOLIO                                                           0% - 0.9%
                                                                                                  0.2%
            -------------------------------------------------------------------------------------------------------------
               TOTAL FUND ASSETS                                                100%


     The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

     As market or other conditions change, the Adviser may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund may also invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.


[RISK ICON]
      Credit Risk                   Interest Rate Risk             Leverage Risk
      Market Risk                   Prepayment Risk


TAX-FREE FIXED INCOME FUNDS

[TAX-FREE INCOME FUNDS ICON]

[INVESTMENT ICON]

     Each Tax-Free Fixed Income Fund invests at least 80% of its total assets in Municipal Securities paying interest that is exempt from federal income tax. In order to respond to business and financial conditions, each Fund may invest up to 20% of its total assets in securities paying taxable interest income or securities paying interest income that may be a preference item for purposes of the federal AMT. In addition, each Fund may hold a portion of its assets in cash and cash-equivalent securities pending investment in Municipal Securities, to meet requests for redemptions or to assume a temporary defensive position.

LIMITED TERM TAX-FREE FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to produce current income exempt from federal income taxes.

     INVESTMENT POLICIES. The Fund normally invests substantially all its assets in Investment Grade Municipal Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in securities paying interest exempt from federal income taxes. The Fund invests primarily in securities that do not pay interest that is treated as a preference item for individuals for purposes of the federal AMT.

     The average dollar-weighted maturity of the Fund's assets normally will be between 1 and 5 years, but will vary depending on anticipated market conditions. The Fund emphasizes investment in Municipal Securities with interest income rather than maintaining stability of the Fund's net asset value.

     The Fund normally will not invest more than 25% of its total assets in securities of issuers located in the same state or in Related Issuers.


[RISK ICON]
       Credit Risk                Interest Rate Risk                 Market Risk
       Prepayment Risk

     TAX-FREE INCOME FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to produce current income exempt from federal income taxes.

     INVESTMENT POLICIES. The Fund invests primarily in a portfolio of Investment Grade Municipal Securities. As a Fundamental investment policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from federal income taxes, including the federal AMT.

     The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but will vary depending on market conditions. In general, the longer the maturity of a Municipal Security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. The Fund emphasizes investments in Municipal Securities with interest income rather than stability of the Fund's net asset value.

     Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in securities of Related Issuers.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
[RISK ICON]
     Credit Risk                   Interest Rate Risk                Market Risk
     Prepayment Risk


     COLORADO TAX-FREE FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal (including the AMT) and Colorado state income taxes consistent with the preservation of capital. The Fund offers shares only to residents of Colorado.

     INVESTMENT POLICIES. The Fund normally invests substantially all its assets in Investment Grade Municipal Securities issued by (1) the state of Colorado and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Colorado Municipal Securities"). As a Fundamental policy, the Fund will invest at least 80% of its total assets in Municipal Securities paying interest exempt from both federal and Colorado state income taxes (including the AMT). The Fund invests in securities of a comparatively small number of issuers. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Colorado Municipal Securities depend on, among other things, conditions in the Colorado Municipal Securities market and fixed income markets generally, the size of a particular offering, the maturity of the securities and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable effect of the Colorado state tax exemption on Colorado issues.

     The Adviser expects that the Fund's average portfolio maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Fund emphasizes investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value. The Fund also attempts to limit net asset value fluctuations.


[RISK ICON]

     Credit Risk           Diversification Risk    Geographic Concentration Risk
     Interest Rate Risk    Leverage Risk           \Market Risk
     Prepayment Risk


MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. Each Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the AMT) without assuming undue risk. The Funds offer shares only to residents of Minnesota.

     INVESTMENT POLICIES. The Funds normally invest substantially all (and always at least 75% of) their assets in Investment Grade Municipal Securities issued by (1) the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations and (2) territories and possessions of the United States ("Minnesota Municipal Securities"). As a Fundamental policy, the Funds will invest at least 80% of their total assets in securities paying interest exempt from both federal and Minnesota state income taxes (including the AMT). The Funds may invest in securities of a comparatively small number of issuers. Neither Fund will invest more than 25% of its total assets in securities of Related Issuers or in securities of any 1 issuer except the U.S. Government.

     The yields of Minnesota Municipal Securities depend on, among other things, conditions in the Minnesota Municipal Securities market and fixed income markets generally, the maturity of the securities, the rating of the issue, and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of Municipal Securities of issuers located in other states because of the favorable effect of the Minnesota state tax exemption on Minnesota issues.

     Minnesota Intermediate Tax-Free Fund's average dollar-weighted maturity normally will be between 5 and 10 years, but will vary depending on anticipated market conditions.

     There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity. The Adviser expects that the Fund's average dollar-weighted maturity normally will be greater than 10 years. The Fund's average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund's average dollar-weighted maturity could be higher or lower. The Funds emphasize investments in Municipal Securities paying interest income rather than maintaining the Fund's stability of net asset value.

     The Funds may invest up to 25% of their total assets in Non-Investment Grade Municipal Securities rated in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by the Adviser to be of comparable quality.


[RISK ICON]
     Credit Risk         Diversification Risk      Geographic Concentration Risk
     Interest Rate Risk  Leverage Risk             Market Risk
     Prepayment Risk


     BALANCED FUNDS

[BALANCED FUNDS ICON]

     Each Balanced Fund invests in a balanced portfolio of fixed income and equity securities. Moderate Balanced Fund has the smallest investment in equity securities and is the most conservative Balanced Fund. Aggressive Balanced-Equity Fund has the largest investment in equity securities and is the most aggressive Balanced Fund.
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The equity portion of each Balanced Fund's portfolio uses the 5 different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of each Balanced Fund's portfolio uses 3 or 4 different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Funds.

     The percentage of a Balanced Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

     As market or other conditions change, the Adviser may attempt to enhance the returns of a Balanced Fund by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may effect the change by using futures contracts.

MODERATE BALANCED FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds, and other fixed income investments.

     INVESTMENT POLICIES. The Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The Fund's portfolio is more evenly balanced between fixed income and equity securities than the other Balanced Funds. The Fund currently invests in 15 Portfolios.

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund and in Stable Income Portfolio. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                     CURRENT                    RANGE OF
                INVESTMENT STYLE                                                    ALLOCATION                 INVESTMENT
                ----------------                                                    ----------                 ----------
                 DIVERSIFIED BOND FUND STYLE                                                                   30% - 60%
                                                                             45%
                         POSITIVE RETURN BOND PORTFOLIO                                                        10% - 20%
                                                                                       15%
                         STRATEGIC VALUE BOND PORTFOLIO                                                         5% - 10%
                                                                                      7.5%
                         MANAGED FIXED INCOME PORTFOLIO                                                        15% - 30%
                                                                                     22.5%
                 STABLE INCOME PORTFOLIO                                                                          15%
                                                                             15%
                 DIVERSIFIED EQUITY FUND STYLE                                                                 25% - 55%
                                                                             40%
                         INDEX PORTFOLIO                                                                      6.3% - 13.8%
                                                                                       10%
                         INCOME EQUITY PORTFOLIO                                                              6.3% - 13.8%
                                                                                       10%
                         LARGE COMPANY STYLE                                                                  6.3% - 13.8%
                                                                                       10%
                              LARGE COMPANY GROWTH PORTFOLIO                                                  5.0% - 11.0%
                                                                                                 8%
                              DISCIPLINED GROWTH PORTFOLIO                                                   1.25% - 2.75%
                                                                                                 2%
                         DIVERSIFIED SMALL CAP STYLE                                                          2.5% - 5.5%
                                                                                        4%
                              SMALL CAP INDEX PORTFOLIO                                                       0.5% - 1.1%
                                                                                               0.8%
                              SMALL COMPANY GROWTH PORTFOLIO                                                  0.6% - 1.3%
                                                                                               1.0%
                              SMALL COMPANY VALUE PORTFOLIO                                                   0.6% - 1.3%
                                                                                               1.0%
                              SMALL COMPANY STOCK PORTFOLIO                                                   0.4% - 0.9%
                                                                                               0.6%
                              SMALL CAP VALUE PORTFOLIO                                                       0.4% - 0.9%
                                                                                               0.6%
                         INTERNATIONAL STYLE                                                                  3.8% - 8.3%
                                                                                        6%
                              INTERNATIONAL PORTFOLIO                                                         3.0% - 8.3%
                                                                                               5.7%
                              SCHRODER EM CORE PORTFOLIO                                                       0% - 1.7%
                                                                                               0.3%
              -------------------------------------------------------------------------------------------------------------
                 TOTAL FUND ASSETS
                                                                            100%


[RISK ICON]
   Credit Risk                  Currency Rate Risk                  Foreign Risk
   Interest Rate Risk           Leverage Risk                        Market Risk
   Prepayment Risk

GROWTH BALANCED FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in 14 Portfolios.

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                         CURRENT                   RANGE
                INVESTMENT STYLE                                                        ALLOCATION             OF INVESTMENT
                ----------------                                                        ----------             -------------
                DIVERSIFIED EQUITY FUND STYLE                                                                   45% - 85%
                                                                              65%
                        INDEX PORTFOLIO                                                                         11.3% - 21.3%
                                                                                      16.3%
                        INCOME EQUITY PORTFOLIO                                                                 11.3% - 21.3%
                                                                                      16.3%
                        LARGE COMPANY STYLE                                                                     11.3% - 21.3%
                                                                                      16.3%
                             LARGE COMPANY GROWTH PORTFOLIO                                                      9.0% - 17.0%
                                                                                                13.0%
                             DISCIPLINED GROWTH PORTFOLIO                                                        2.3% - 4.3%
                                                                                                 3.3%
                        DIVERSIFIED SMALL CAP STYLE                                                              4.5% - 8.5%
                                                                                       6.5%
                             SMALL CAP INDEX PORTFOLIO                                                           0.9% - 1.7%
                                                                                                 1.3%
                             SMALL COMPANY GROWTH PORTFOLIO                                                      1.1% - 2%
                                                                                                 1.6%
                             SMALL COMPANY VALUE PORTFOLIO                                                       1.1% - 2%
                                                                                                 1.6%
                             SMALL COMPANY STOCK PORTFOLIO                                                       0.7% - 1.4%
                                                                                                 1.0%
                             SMALL CAP VALUE PORTFOLIO                                                           0.8% - 1.4%
                                                                                                 1.0%
                        INTERNATIONAL STYLE                                                                      6.8% - 12.8%
                                                                                       9.8%
                             INTERNATIONAL PORTFOLIO                                                             5.4% - 12.8%
                                                                                                 9.3%
                             SCHRODER EM CORE PORTFOLIO                                                            0% - 2.6%
                                                                                                 0.5%
                DIVERSIFIED BOND FUND STYLE                                                                       15% - 55%
                                                                              35%
                        MANAGED FIXED INCOME PORTFOLIO                                                           7.5% - 27.5%
                                                                                      17.5%
                        STRATEGIC VALUE BOND PORTFOLIO                                                           2.5% - 9.2%
                                                                                       5.8%
                        POSITIVE RETURN BOND PORTFOLIO                                                             5% - 18.3%
                                                                                      11.7%
             --------------------------------------------------------------------------------------------------------------
                TOTAL FUND ASSETS
                                                                             100%

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

 [RISK ICON]
                     Credit Risk                         Currency Rate Risk                 Foreign Risk
                     Interest Rate Risk                  Reverage Risk                      Market Risk
                     Prepayment Risk                     Small Company Risk


AGGRESSIVE BALANCED-EQUITY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund has the largest equity securities position of the Balanced Funds. The Fund currently invests in 14 Portfolios.

     The Fund invests the fixed income portion of its portfolio in the same 3 Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                        CURRENT                    RANGE
                INVESTMENT STYLE                                                       ALLOCATION              OF INVESTMENT
                ----------------                                                       ----------              -------------
                DIVERSIFIED EQUITY FUND STYLE                                                                    60% - 100%
                                                                                80%
                        INDEX PORTFOLIO                                                                           15% - 25%
                                                                                         20%
                        INCOME EQUITY PORTFOLIO                                                                   15% - 25%
                                                                                         20%
                        LARGE COMPANY STYLE                                                                       15% - 25%
                                                                                         20%
                             LARGE COMPANY GROWTH PORTFOLIO                                                       12% - 20%
                                                                                                   16%
                             DISCIPLINED GROWTH PORTFOLIO                                                          3% - 5%
                                                                                                    4%
                        DIVERSIFIED SMALL CAP STYLE                                                               6% - 10%
                                                                                          8%
                             SMALL CAP INDEX PORTFOLIO                                                            1.2% - 2%
                                                                                                  1.6%
                             SMALL COMPANY GROWTH PORTFOLIO                                                      1.4% - 2.4%
                                                                                                  1.9%
                             SMALL COMPANY VALUE PORTFOLIO                                                       1.4% - 2.4%
                                                                                                  1.9%
                             SMALL COMPANY STOCK PORTFOLIO                                                        1% - 1.6%
                                                                                                  1.3%
                             SMALL CAP VALUE PORTFOLIO                                                            1% - 1.6%
                                                                                                  1.3%
                        INTERNATIONAL STYLE                                                                       9% - 15%
                                                                                         12%
                             INTERNATIONAL PORTFOLIO                                                             7.2% - 15%
                                                                                                 11.4%
                             SCHRODER EM CORE PORTFOLIO                                                            0% - 3%
                                                                                                  0.6%
                DIVERSIFIED BOND FUND STYLE                                                                       0% - 40%
                                                                              20.0%
                        MANAGED FIXED INCOME PORTFOLIO                                                            0% - 20%
                                                                                       10.0%
                        STRATEGIC VALUE BOND PORTFOLIO                                                            0% - 6.7%
                                                                                        3.3%
                        POSITIVE RETURN BOND PORTFOLIO                                                           0% - 13.3%
                                                                                        6.7%
             ----------------------------------------------------------------------------------------------------------------
                TOTAL FUND ASSETS
                                                                               100%



[RISK ICON]
          Credit Risk               Currency Rate Risk              Foreign Risk
          Interest Rate Risk        Leverage Risk                    Market Risk
          Prepayment Risk           Small Company Risk

[EQUITY FUNDS ICON]
EQUITY FUNDS

     INDEX FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to replicate the return of the S&P 500 Index.

     INVESTMENT POLICIES. The Fund is designed to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Fund holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Fund only to replicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Fund, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Fund's performance can be expected to approximate but not equal the S&P 500 Index.

     The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by S&P on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Fund. S&P does not warrant that the S&P 500 Index is a good investment, is accurate or complete, or will track general stock market performance.

                                        [INVESTMENT POLICIES AND OBJECTIVES TAB]
[RISK ICON]
           Market Risk                     Index Risk


INCOME EQUITY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation consistent with above-average dividend income.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investments in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Adviser considers large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

     The Fund may invest in preferred stock, convertible securities, and securities of foreign companies. The Fund will not normally invest more than 10% of its total assets in the securities of a single issuer.

[RISK ICON]
     Currency Risk                    Foreign Risk                   Market Risk

VALUGROWTH STOCK FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies that, in the view of the Adviser, possess above average growth characteristics and appear to be undervalued. The Adviser considers medium-capitalization companies to be those whose Market Capitalization is in the range of $500 million to $8 billion. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index.

     The Fund seeks to identify and invest in those companies with earnings and dividends that the Adviser believes will grow faster than both inflation and the economy in general. The Fund invests in companies with growth potential that, in the opinion of the Adviser, has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, the Adviser relies primarily on a company-by-company analysis (rather than on a broader analysis of industry or economic sector trends). The Adviser considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, the maintenance of a relatively high rate of return on invested capital, and shareholder's equity. Once companies are identified as possible investments, the Adviser applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.

     The Fund may invest in companies that the Adviser considers to be "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings, or significantly undervalued assets. These investments form a comparatively small portion of the Fund's portfolio.

     The Fund may invest up to 20% of its total assets in securities of foreign companies. The Fund also may write covered call options and purchase call options on equity securities to manage risk or enhance returns.


[RISK ICON]
          Currency Rate Risk             Foreign Risk              Leverage Risk
          Market Risk

DIVERSIFIED EQUITY FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Portfolios.

     The Fund's investments combine 5 different equity investment styles - an index style, an income equity style, a large company style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to large company investments to 2 Portfolios, the assets allocated to small company investments to 5 Portfolios, and the assets dedicated to international investments to 2 Portfolios. Because Diversified Equity Fund blends 5 equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends 3 equity investment styles.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]


                                                                            CURRENT                      RANGE OF
            INVESTMENT  STYLE                                              ALLOCATION                   INVESTMENT
            -----------------                                              ----------                   ----------
            INDEX PORTFOLIO                                                                            23.5% - 26.5%
                                                                          25%
            INCOME EQUITY PORTFOLIO                                                                    23.5% - 26.5%
                                                                          25%
            LARGE COMPANY STYLE                                                                        23.5% - 26.5%
                                                                          25%
                    LARGE COMPANY GROWTH PORTFOLIO                                                     18.5% - 21.5%
                                                                                  20%
                    DISCIPLINED GROWTH PORTFOLIO                                                        3.5% - 6.5%
                                                                                  5%
            DIVERSIFIED SMALL CAP STYLE                                                                 8.5% - 11.5%
                                                                          10%
                    SMALL CAP INDEX PORTFOLIO                                                           0.5% - 3.5%
                                                                                 2.0%
                    SMALL COMPANY GROWTH PORTFOLIO                                                      0.9% - 3.9%
                                                                                 2.4%
                    SMALL COMPANY VALUE PORTFOLIO                                                       0.9% - 3.9%
                                                                                 2.4%
                    SMALL COMPANY STOCK PORTFOLIO                                                       0.1% - 3.1%
                                                                                 1.6%
                    SMALL CAP VALUE PORTFOLIO                                                           0.1% - 3.1%
                                                                                 1.6%
            INTERNATIONAL STYLE                                                                        13.5% - 16.5%
                                                                          15%
                    INTERNATIONAL PORTFOLIO                                                            10.8% - 16.5%
                                                                                 14.3%
                    SCHRODER EM CORE PORTFOLIO                                                           0% - 3.3%
                                                                                 0.8%
         ----------------------------------------------------------------------------------------------------------------
            TOTAL FUND ASSETS

                                                                         100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market value. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


[RISK ICON]
         Currency Rate Risk           Foreign Risk                 Leverage Risk
         Market Risk                  Small Company Risk

GROWTH EQUITY FUND

[INVESTMENT OBJECTIVE ICON]

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in 8 Portfolios.

The Fund's investments combine 3 different equity styles - a large company growth style, a diversified small cap style, and an international style. The Fund allocates the assets dedicated to small company investments to 5 Portfolios and the assets dedicated to international investments to 2 Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends 5 equity styles.

ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                                  CURRENT                         RANGE OF
                          INVESTMENT STYLE                                        LOCATION                       INVESTMENT
                          ----------------                                        --------                       ----------
                 LARGE COMPANY GROWTH PORTFOLIO                          35%                                     33% - 37%

                 DIVERSIFIED SMALL CAP STYLE                             35%                                     33% - 37%

                             SMALL CAP INDEX PORTFOLIO                                                          5.0% - 9.0%
                                                                                     7.0%
                             SMALL COMPANY GROWTH PORTFOLIO                                                     8.5% - 12.5%
                                                                                     8.4%
                             SMALL COMPANY VALUE PORTFOLIO                                                      8.5% - 12.5%
                                                                                     8.4%
                             SMALL COMPANY STOCK PORTFOLIO                                                      3.6% - 7.6%
                                                                                     5.6%
                             SMALL CAP VALUE PORTFOLIO                                                          3.6% - 7.6%
                                                                                     5.6%
                 INTERNATIONAL STYLE                                     30%                                      28% - 32%

                             INTERNATIONAL PORTFOLIO                                                           22.4% - 32.0%
                                                                                     28.5%
                             SCHRODER EM CORE PORTFOLIO                                                           0% - 6.4%
                                                                                     1.5%
              ---------------------------------------------------------------------------------------------------------------
                 TOTAL FUND ASSETS
                                                                        100%




     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


[RISK ICON]
      Currency Rate Risk            Foreign Risk                   Leverage Risk
      Market Risk                   Small Company Risk


     LARGE COMPANY GROWTH FUND

[INVESTMENT ICON]

     INVESTMENT  OBJECTIVE.  The  Fund's  investment  objective  is  to  provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. The Adviser considers large companies to be those whose Market Capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued with fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market.

     The Fund may invest up to 20% of its total assets in the securities of foreign companies and may hedge against currency risk by using foreign currency forward contracts. The Fund may not invest more than 10% of its total assets in the securities of a single issuer.


[RISK ICON]
       Currency Risk                   Foreign Risk                Leverage Risk
       Market Risk

     DIVERSIFIED SMALL CAP FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in 5 Portfolios.
                                      [[INVESTMENT OBJECTIVES AND POLICIES TAB]

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                        CURRENT                      RANGE OF
             INVESTMENT STYLE                                          ALLOCATION                   INVESTMENT
             ----------------                                          ----------                   ----------

              SMALL CAP INDEX PORTFOLIO                                                           18.5% - 21.5%
                                                                          20%
              SMALL COMPANY GROWTH PORTFOLIO                                                      22.5% - 25.5%
                                                                          24%
              SMALL COMPANY VALUE PORTFOLIO                                                       22.5% - 25.5%
                                                                          24%
              SMALL COMPANY STOCK PORTFOLIO                                                       14.5% - 17.5%
                                                                          16%
              SMALL CAP VALUE PORTFOLIO                                                           14.5% - 17.5%
                                                                          16%
           ------------------------------------------------------------------------------------------------------------
              TOTAL FUND ASSETS
                                                                         100%


     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.

[RISK ICON]
       Leverage Risk             Market Risk              Small Company Risk

SMALL COMPANY STOCK FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of small- and medium-size domestic companies that have Market Capitalizations well below that of the average company in the S&P 500 Index. The Adviser considers small companies to be those companies whose Market Capitalizations are less than the largest stock in the Russell 2000 Index. The Adviser considers medium companies to be those whose Market Capitalizations range from $500 million to $8 billion.

     In selecting securities for the Fund, the Adviser seeks securities with significant price appreciation potential and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus. The Adviser believes that such companies may develop into significant business enterprises and that an investment in these companies offers a greater opportunity for capital appreciation than an investment in larger, more established companies.

     The Fund may invest up to 20% of its total assets in the securities of foreign companies. The Fund may write covered call options and purchase call options on equity securities to manage risk or enhance returns.



[RISK ICON]
           Currency Risk                 Foreign Risk                Market Risk
           Small Company Risk


SMALL CAP OPPORTUNITIES FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide capital appreciation.

     INVESTMENT POLICIES. The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less.

     The Adviser attempts to identify securities of companies that it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Adviser's assessment of a company's management's competence will be an important consideration. These criteria are not rigid and the Fund may make other investments to achieve its objective.

     The Fund will invest principally in equity securities, including common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Fund also may invest to a limited degree in non-convertible debt securities and preferred stocks.

     The Fund may use options and futures contracts to manage risk. The Fund also may use options to enhance return.


[RISK ICON]
        Leverage Risk               Market Risk               Small Company Risk


SMALL COMPANY GROWTH FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing in smaller domestic companies.

     INVESTMENT POLICIES. The Fund invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index.
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between share price and takeover/asset value.

     The Fund will invest up to 10% of its total assets in securities of foreign companies. The Fund will not invest more than 10% of its total assets in the securities of a single issuer.



[RISK ICON]
       Currency Risk                    Foreign Risk                 Market Risk
       Small Company Risk

INTERNATIONAL FUND

[INVESTMENT ICON]

     INVESTMENT OBJECTIVE. The Fund's investment objective is to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

     INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities. The Fund's investment portfolio combines 2 different investment styles - an international equity investment style and an international emerging markets investment style. The Fund invests in 2 Portfolios.

     ALLOCATION. The current allocations and ranges of investments by the Fund in each Portfolio are:

                                                                 CURRENT                           RANGE OF
           INVESTMENT STYLE                                     ALLOCATION                        INVESTMENT
           ----------------                                     ----------                        -----------
            INTERNATIONAL PORTFOLIO                                95%                             80% - 100%
            SCHRODER EM CORE PORTFOLIO                              5%                              0% - 20%
         ----------------------------------------------------------------------------------------------------------
            TOTAL FUND ASSETS                                     100%

     The percentage of Fund assets invested in each Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund also may invest in more or fewer Portfolios or invest directly in portfolio securities.


[RISK ICON]
        Credit Risk                         Currency Rate Risk     Leverage Risk
        Geographic Concentration Risk       Interest Rate Risk
        Market Risk                         Foreign Risk



DESCRIPTIONS OF PORTFOLIOS

MONEY MARKET PORTFOLIO and PRIME MONEY MARKET PORTFOLIO

     The Cash Investment Fund and Ready Cash Investment Fund section of this prospectus describes these Portfolios.

POSITIVE RETURN BOND PORTFOLIO

     The Portfolio seeks to produce a positive total return each calendar year regardless of general bond market performance by investing in a portfolio of U.S. Government Securities and corporate fixed income securities. The Portfolio's assets are divided into 2 components, short bonds with maturities (or average life) of 2 years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Portfolio will vary between 1 and 30 years.

     Under normal circumstances, the Portfolio invests at least 50% of its net assets in U.S. Government Securities, including U.S. Treasury Securities. The Portfolio only purchases securities that are rated, at the time of purchase, within 1 of the 2 highest long-term rating categories assigned by an NRSRO or that are unrated and determined by the

     Adviser to be of comparable quality. The Portfolio may invest up to 25% of its assets in securities rated in the second highest rating category. The Portfolio does not invest more than 25% of its total assets in zero-coupon securities, securities with variable or floating rates of interest, or asset-backed securities.

[RISK ICON]
      Credit Risk               Interest Rate Risk                 Leverage Risk
      Market Risk               Prepayment Risk


STABLE INCOME PORTFOLIO

     The Stable Income Fund section of this prospectus describes this Portfolio.

MANAGED FIXED INCOME PORTFOLIO
                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Portfolio seeks consistent fixed income returns by investing primarily in Investment Grade intermediate-term securities. The Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated, fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities, and the debt securities of financial institutions, corporations, and others. The Adviser emphasizes the use of intermediate maturity securities to lessen Duration and employs low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. The Adviser considers intermediate-term securities to be those with maturities of between 2 and 20 years.

     The Portfolio will limit its investment in mortgage-backed securities to not more than 65% of its total assets and its investment in other asset-backed securities to not more than 25% of its net assets. In addition, the Portfolio may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

     The Portfolio only purchases Investment Grade securities. The Portfolio normally will have an average dollar-weighted portfolio maturity of between 3 and 12 years and a Duration of between 2 and 6 years.

     The Portfolio also may invest up to 10% of its total assets in securities issued or guaranteed by foreign governments the Adviser deems stable, or their subdivisioins, agencies, or instrumentalities; loan or security participations; securities of supranational organizations; and Municipal Securities.

     The Portfolio may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Portfolio also may use options to enhance return.

[RISK ICON]
     Credit Risk                    Foreign Risk              Interest Rate Risk
     Leverage Risk                  Market Risk               Prepayment Risk

STRATEGIC VALUE BOND PORTFOLIO

     The Total Return Bond Fund section of this prospectus describes this Portfolio. Total Return Bond Fund invests all its assets in this Portfolio. The only difference between the Fund and the Portfolio is that the Portfolio's investment objective is to seek total return by investing primarily in income producing securities.

INDEX PORTFOLIO

     The Index Fund section of this prospectus describes this Portfolio.

INCOME EQUITY PORTFOLIO

     The Income Equity Fund section of this prospectus describes this Portfolio.

LARGE COMPANY GROWTH PORTFOLIO

     The Large Company Growth Fund section of this prospectus describes this Portfolio.

DISCIPLINED GROWTH PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of larger companies. The Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Portfolio invests in companies with average Market Capitalizations greater than $5 billion.

     The Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.


[RISK ICON
     Market Risk

SMALL CAP INDEX PORTFOLIO

     The Portfolio seeks to replicate the return of the S&P 600 Small Cap Index with minimum tracking error and to minimize transaction costs. Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The Adviser generally executes portfolio transactions only to replicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Portfolio, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

     The S&P 600 Small Cap Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P 600 Small Cap Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P 600 Small Cap Index is weighted by its market value. The S&P 600 Small Cap Index emphasizes smaller capitalizations and typically, companies included in the S&P 600 Small Cap Index may not be the largest nor most dominant firms in their respective industries.

     S&P does not sponsor, sell, promote, or endorse the Portfolio. S&P does not warrant that the S&P 600 Small Cap Index is a good investment, is accurate or complete, or will track general stock market performance.

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]
[RISK ICON]
          Leverage Risk                    Market Risk                Index Risk
          Small Company Risk


SMALL COMPANY STOCK PORTFOLIO

     The Small Company Stock Fund section of this prospectus describes this Portfolio.

SMALL COMPANY GROWTH PORTFOLIO

     The Small Company Growth Fund section of this prospectus describes this Portfolio.

SMALL COMPANY VALUE PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing may reduce downside risk and offer potential for capital appreciation as a stock gains favor among other investors and its stock price rises.


[RISK ICON]
       Leverage Risk                    Market Risk           Small Company Risk
       Small Company Risk

SMALL CAP VALUE PORTFOLIO

     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Portfolio will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index. The Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.



[RISK ICON]
         Market Risk              Small Company Risk


INTERNATIONAL PORTFOLIO

     The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio also may invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities and may invest in debt securities of foreign governments or their political subdivisions, agencies, or instrumentalities, of supranational organizations, and of foreign corporations. The Portfolio's investments are generally diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore, and Australia. In general, the Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

     The Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Portfolio also may enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.


[RISK ICON]
         Credit Risk                         Currency Rate Risk    Leverage Risk
         Geographic Concentration Risk       Interest Rate Risk
         Market Risk                         Foreign Risk


SCHRODER EM CORE PORTFOLIO

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

     The Portfolio seeks to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of companies in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. Current income is incidental to the Portfolio's objective.

     The Portfolio may invest, under normal market conditions, at least 65% of its total assets in emerging market equity and debt securities, including convertible securities and stock rights, and warrants.

     The Adviser considers "emerging market" countries generally to be all those countries not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If the Adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the Adviser may include such country in the emerging market category. The Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in a single country.

     The Fund may invest up to 35% of its total assets in Non-Investment Grade fixed income securities. The Fund may enter into foreign exchange contracts, including forward contracts, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.


[RISK ICON]
         Credit Risk                        Currency Rate Risk     Foreign Risk
         Geographic Concentration Risk      Interest Rate Risk     Leverage Risk
         Market Risk                        Prepayment Risk

--------------------------------------------------------------------------------
5. RISK CONSIDERATIONS             [SPREADSHEETS]
--------------------------------------------------------------------------------

     This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in INVESTMENT OBJECTIVES AND POLICIES lists the Fund's principal risks.

[RISK ICON]
CREDIT RISK

     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

[RISK ICON]
CURRENCY RATE RISK

     The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments.

[RISK ICON]
DIVERSIFICATION RISK

     The risk that investment in a comparatively small number of issuers will increase the potential adverse effects of a decline in the value of a Fund's investment in a single issuer.

[RISK ICON]
FOREIGN RISK

     The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues. This risk may be greater for investments in issuers in emerging or developing markets.

[RISK ICON]
GEOGRAPHIC CONCENTRATION RISK

     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.

[RISK ICON]
INDEX RISK

     The risk that a Fund designed to replicate the performance of an index of securities will replicate the performance of the index during adverse market conditions because the portfolio manager is not permitted to take a temporary defensive position or otherwise vary the Fund's investments to respond to the adverse market conditions.

[RISK ICON]
INTEREST RATE RISK

     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including Municipal Securities and U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

[RISK ICON]
LEVERAGE RISK

     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.
[RISK ICON]
MARKET RISK
                                                       [RISK CONSIDERATIONS TAB]

     The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry or section of the economy, or may affect the market as a whole.
[RISK ICON]
PREPAYMENT RISK

     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.
[RISK ICON]
SMALL COMPANY RISK

     The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.

--------------------------------------------------------------------------------
6.  COMMON POLICIES      [PC SCREENS]
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.

VOTING ISSUES

     In determining the outcome of shareholder votes, Norwest Advantage Funds normally counts votes on a share-by-share basis. This means that shareholders of Funds with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the Funds than do shareholders of Funds with comparatively low net asset values.

DOWNGRADED SECURITIES

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

TEMPORARY DEFENSIVE POSITION

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.

     When a Tax-Free Fixed Income Fund assumes a temporary defensive position, it is likely that its shareholders may be subject to federal and applicable state income taxes on a greater portion of the Fund's income distributions.

PORTFOLIO TRANSACTIONS

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. THE FINANCIAL HIGHLIGHTS TABLE lists each Fund's portfolio turnover rate.

YEAR 2000 AND EURO

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers(and in particular, foreign service providers)to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


                                                           [COMMON POLICIES TAB]

--------------------------------------------------------------------------------
7.  MANAGEMENT OF THE FUNDS        [SPREADSHEET]
--------------------------------------------------------------------------------

INVESTMENT ADVISORY SERVICES

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except the Portfolios advised by Schroder. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for the Schroder U.S. Smaller Companies Portfolio, International Portfolio, and Schroder EM Core Portfolio. In this capacity, Schroder makes investment decisions for and administers those Portfolios' investment programs. Schroder Capital Management International Inc.'s address is 787 Seventh Avenue, 34th Floor0 New York, NY 10019.

     Norwest and certain of the Funds and the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Fund or Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

     CRESTONE CAPITAL MANAGEMENT, INC. or CRESTONE, An Inveestment Advisory subsidiary of Norwest Bank, provides investment advice regarding companies with small market capitalization to various clients, including institutional investors. Crestone Capital Management, Inc.'s address is 7720 East Bellview Avenue, Suite 220, Englewood, CO 80111.

     GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. GALLIARD CAPITAL MANAGEMENT, INC.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

     PEREGRINE CAPITAL MANAGEMENT, Inc. or Peregrine, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit sharing plans, savings-investment plans, and 401(K) plans. Peregrine Capital Management, Inc's address is Lasalle Plaza, 800 Lasalle Avenue, Suite 1850, Minneapolis, MN 55402.

     SMITH ASSET MANAGEMENT GROUP, L.P. or SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group, L.P.'s address is 300 Crescent Court, Suite 750, Dallas, TX 75201

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund or Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Fund and by any Portfolios in which it invests. The list states the investment advisory fees on an annualized basis as a percentage of a Fund's or Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

     How investment advisory fees are paid depends on whether or not a Fund invests in Portfolios.

     * If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

     * If a Fund invests in a single Portfolio, Norwest or Schroder receives an investment advisory fee from the Portfolio.

     * If a Fund invests in more than 1 Portfolio, Norwest or Schroder receives an investment advisory fee from each of those Portfolios. In addition, Norwest receives a fee from each Fund, except Cash
          Investment Fund, for the "asset allocation services" of determining the Funds' investments in the Portfolios and how much of the Fund's assets to invest in each Portfolio.

     If a Fund invests in more than 1 Portfolio, the total amount of the investment advisory fee paid to Norwest or Schroder as a result of the Fund's investments varies depending on how much of the Fund's assets are invested in, and the investment advisory fee payable to, each Portfolio.

     Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Funds or Portfolios.

[MONEY MARKET FUNDS ICON]                          [MANAGEMENT OF THE FUNDS TAB]
MONEY MARKET FUNDS

                     CASH INVESTMENT FUND
                     PORTFOLIO:                      PRIME MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:             David D. Sylvester (1987), Laurie R. White (1991), and Robert G.
                                                     Leuty (1998)
                     ADVISORY FEE:                   0.40% - first $300 million; 0.36% - next $400 million; and 0.32%
                                                     - remaining

                     PORTFOLIO:                      MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:             David D. Sylvester (1987), Laurie R. White (1991), and Robert G.
                                                     Leuty (1998)
                     ADVISORY FEE:                   0.20% - first $300 million; 0.16% - next $400 million, and
                                                     0.12% - remaining


                     READY CASH INVESTMENT FUND
                     PORTFOLIO:                    PRIME MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:           David D. Sylvester (1988), Laurie R. White (1991), and Robert G.
                                                   Leuty (1998)
                     ADVISORY FEE:                 0.40% - first $300 million; 0.36% - next $400 million; and
                                                   0.32% - remaining

[MONEY MARKET FUNDS ICON]

                     U.S. GOVERNMENT FUND
                     TREASURY FUND
                     TREASURY PLUS FUND
                     PORTFOLIO MANAGERS:           David D. Sylvester (1987, 1990, 1998), Laurie R. White (1991,
                                                   1991, 1998), and Robert G. Leuty (1998)
                     ADVISORY FEE:                 FOR EACH FUND: 0.20% - first $300 million; 0.16% - next $400 million; and 0.12% - remaining


                     MUNICIPAL MONEY MARKET FUND
                     PORTFOLIO  MANAGERS:          David D. Sylvester (1995), Laurie R. White (1998), and Robert G.
                                                   Leuty (1998)
                     ADVISORY FEE:                 0.35% - first $500 million; 0.325% - next $500 million; and
                                                   0.30% - remaining

FIXED INCOME FUNDS
[FIXED INCOME FUNDS ICON]

                     STABLE INCOME FUND
                     PORTFOLIO:                     STABLE INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Karl P. Tourville (1994) and John Huber (1998)
                     ADVISORY FEE:                  0.30%


                     LIMITED TERM GOVERNMENT INCOME FUND
                     INTERMEDIATE GOVERNMENT INCOME FUND
                     PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1997, 1995)
                     ADVISORY FEE:                  FOR EACH FUND: 0.33%


                     DIVERSIFIED BOND FUND
                     FUND ADVISORY FEE:             0.25%
                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese, CFA (1994) and Patricia Burns, CFA (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                    (1998)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998)

[FIXED INCOME FUNDS ICON]

                     ADVISORY FEE:                  0.35%


                     INCOME FUND
                     PORTFOLIO MANAGER:             Marjorie H. Grace, CFA (1996)
                     ADVISORY FEE:                  0.50%


                     TOTAL RETURN BOND FUND
                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1998), John Huber (1998), and David Yim
                                                    (1998)
                     ADVISORY FEE:                  0.50%


                     STRATEGIC INCOME FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese (1994), CFA and Patricia Burns (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                   (1998)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STABLE INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGER:             Karl P. Tourville (1994) and John Huber (1998)
                     ADVISORY FEE:                  0.30%

                                                   [MANAGEMENT OF THE FUNDS TAB]

                     PORTFOLIO:                     MONEY MARKET PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1991), Laurie R. White (1991), and Robert
                                                    G. Leuty (1998)
                     ADVISORY FEES:                 0.20% - first $300 million; 0.16% - next $400 million; and
                                                    0.12% - remaining

                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994), and Gary J. Dunn (1994)
                     ADVISORY FEE:                  0.50%

[FIXED INCOME FUNDS ICON]



                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND  SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
                     ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                                    Small Cap Value Portfolio: 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994), and Paul E. von Kuster, CFA
                                                    (1998)
                     ADVISORY FEE:                   0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh, CFA (1997)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown,.CFA (1993)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%

TAX-FREE FIXED INCOME FUNDS
[TAX-FREE FIXED INCOME FUNDS ICON]


                     LIMITED TERM TAX-FREE FUND
                     TAX-FREE INCOME FUND
                     PORTFOLIO MANAGER:             William T. Jackson, CFA (1996, 1993)
                     ADVISORY FEE:                  for each Fund: 0.50%


                     COLORADO TAX-FREE FUND
                     PORTFOLIO MANAGER:             William T. Jackson, CFA (1993)
                     ADVISORY FEE:                  0.50% -first $300 million; 0.46% - next $400 million; and 0.42%
                                                    - remaining

                     MINNESOTA INTERMEDIATE TAX-FREE FUND
                     MINNESOTA TAX-FREE FUND
                     PORTFOLIO MANAGER:             Patricia D. Hovanetz, CFA (1997, 1991)
                     ADVISORY FEE:                  MINNESOTA INTERMEDIATE TAX-FREE FUND: 0.25%
                                                    MINNESOTA TAX-FREE FUND:
                                                    0.50% - first $300  million;
                                                    0.46% - next $400 million; and 0.42% -
                                                    remaining

BALANCED FUNDS
[BALANCED FUNDS ICON]

                     MODERATE BALANCED FUND
                     GROWTH BALANCED FUND
                     AGGRESSIVE BALANCED-EQUITY FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     POSITIVE RETURN BOND PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            William D. Giese, CFA (1994) and Patricia Burns (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John Huber (1998), and David Yim
                                                    (1998)
                     ADVISORY FEE:                  0.50%

                                                   [MANAGEMENT OF THE FUNDS TAB]

                     PORTFOLIO:                     MANAGED FIXED INCOME PORTFOLIO
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGERS:            Richard Merriam, CFA (1995) and Ajay Mirza (1998)
                     ADVISORY FEE:                  0.35%

                     PORTFOLIO:                     STABLE INCOME PORTFOLIO (MODERATE BALANCED FUND ONLY)
                     SUBADVISER:                    GALLIARD
                     PORTFOLIO MANAGER:             Karl P. Tourville (1994), and John Huber (1998)
                     ADVISORY FEE:                  0.30%

                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%


[BALANCED FUNDS ICON]

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
                     ADVISORY FEE:                  Disciplined Growth Portfolio: 0.90%
                                                    Small Cap Value Portfolio: 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin (1995), Jr.and Douglas G. Pugh (1997)
                     Advisory Fee:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%

EQUITY FUNDS
[EQUITY FUNDS ICON]


                     INDEX FUND
                     PORTFOLIO:                     INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%

                     INCOME EQUITY FUND
                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary Dunn (1994)
                     ADVISORY FEE:                  0.50%.


                     VALUGROWTH STOCK FUND
                     PORTFOLIO MANAGER:             David S. Lunt, CFA (1996)
                     ADVISORY FEE:                  0.80% - first $300 million; 0.76% - next $400 million; 0.72% -
                                                    remaining


                     DIVERSIFIED EQUITY FUND
                     GROWTH EQUITY FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     INDEX PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
                     PORTFOLIO MANAGERS:            David D. Sylvester (1996) and Laurie R. White (1996)
                     ADVISORY FEE:                  0.15%

                     PORTFOLIO:                     INCOME EQUITY PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY)
                     PORTFOLIO MANAGER:             David L. Roberts, CFA (1994) and Gary J. Dunn (1994)
                     ADVISORY FEE:                  0.50%

                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%

                                                   [MANAGEMENT OF THE FUNDS TAB]

                     PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO (DIVERSIFIED EQUITY FUND ONLY) AND
                                                    SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith (1997)
                     ADVISORY FEE:                  DISCIPLINED GROWTH PORTFOLIO: 0.90%
                                                    SMALL CAP VALUE PORTFOLIO 0.95%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%


[EQUITY FUNDS ICON]

                     DIVERSIFIED EQUITY FUND
                     GROWTH EQUITY FUND - CONTINUED
                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%


                     LARGE COMPANY GROWTH FUND
                     PORTFOLIO:                     LARGE COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            John S. Dale, CFA (1994) and Gary E. Nussbaum, CFA (1998)
                     ADVISORY FEE:                  0.65%


                     DIVERSIFIED SMALL CAP FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     SMALL CAP INDEX PORTFOLIO
                     PORTFOLIO MANAGERS:            David D. Sylvester (1998) and Laurie R. White (1998)
                     ADVISORY FEE:                  0.25%

                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994)  and Paul von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY VALUE PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Tasso H. Coin, Jr. (1995) and Douglas G. Pugh (1997)
                     ADVISORY FEE:                  0.90%

                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%.


[EQUITY FUNDS ICON]

                     DIVERSIFIED SMALL CAP FUND - CONTINUED
                     PORTFOLIOS:                    SMALL CAP VALUE PORTFOLIO
                     SUBADVISER:                    SMITH
                     PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997)
                     ADVISORY FEE:                  0.95%


                     SMALL COMPANY STOCK FUND
                     PORTFOLIO:                     SMALL COMPANY STOCK PORTFOLIO
                     SUBADVISER:                    CRESTONE
                     PORTFOLIO MANAGER:             Kirk McCown, CFA (1993)
                     ADVISORY FEE:                  0.90%


                     SMALL CAP OPPORTUNITIES FUND
                     PORTFOLIO:                     SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Ira L. Unschuld (1998)
                     ADVISORY FEE:                  0.60%


                     SMALL COMPANY GROWTH FUND
                     PORTFOLIO:                     SMALL COMPANY GROWTH PORTFOLIO
                     SUBADVISER:                    PEREGRINE
                     PORTFOLIO MANAGERS:            Robert B. Mersky, CFA (1994) and Paul E. von Kuster, CFA (1998)
                     ADVISORY FEE:                  0.90%


                     INTERNATIONAL FUND
                     FUND ADVISORY FEE:             0.25%

                     PORTFOLIO:                     INTERNATIONAL PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGER:             Michael Perelstein (1997)
                     ADVISORY FEE:                  0.45%

                     PORTFOLIO:                     SCHRODER EM CORE PORTFOLIO
                     ADVISER:                       SCHRODER
                     PORTFOLIO MANAGERS:            John A. Troiano (1997), Heather Crighton (1997), and Mark
                                                    Bridgeman (1997)
                     ADVISORY FEE:                  1.00%

                                                   [MANAGEMENT OF THE FUNDS TAB]

          PORTFOLIO MANAGERS

          Norwest Portfolio Managers:

          PATRICIA BURNS, associated with Norwest or its affiliates since 1983. Ms. Burns is a Senior Vice-President of Peregrine and has been a portfolio manager at Peregrine for more than ten years.

          TASSO H. COIN, JR., associated with Norwest or its affiliates since 1995. Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995, Mr. Coin was a research officer at Lord Asset Management.

          JOHN S. DALE, associated with Norwest or its affiliates since 1968. Mr. Dale is a Senior Vice President of Peregrine.

          WILLIAM D. GIESE, associated with Norwest or its affiliates since 1982. Mr. Giese is a Senior Vice President of Peregrine, has been a portfolio manager at Peregrine for more than ten years, and has more than 20 years' experience in fixed income securities management.

          MARJORIE H. GRACE, associated with Norwest or its affiliates since 1992. Ms. Grace is a Director, Taxable Fixed Income of Norwest.

          PATRICIA D. HOVANETZ, associated with Norwest or its affiliates since 1966. Ms. Hovanetz is a Director-Tax-Exempt Fixed Income of Norwest and has been associated with Norwest or Norwest Bank for more than 25 years in capacities related to municipal bond investments.

          JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a portfolio manager and Corporate Trading Specialist at Galliard since 1995 and has been in investment management since 1990.

          WILLIAM T. JACKSON, associated with Norwest or its affiliates since 1993. Mr. Jackson is a Managing Director, Tax-Exempt Fixed Income of Norwest.

          ROBERT G. LEUTY, associated with Norwest or its affiliates since 1992. Mr. Leuty is a Senior Portfolio Manager of Norwest.

          DAVID S. LUNT, associated with Norwest or its affiliates since 1992. Mr. Lunt is a Managing Director, Equities of Norwest.

          KIRK MCCOWN, associated with Norwest or its affiliates since 1990. Mr. McCown is the founder, President and a Director of Crestone.

          RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

          ROBERT B. MERSKY, associated with Norwest or its affiliates since 1968. Mr. Mersky is the President of Peregrine.

          AJAY MIRZA, associated with Norwest or its affiliates since 1995. Mr. Mirza has been a Portfolio Manager and Mortgage Specialist with Galliard since 1995. Before joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers.

          GARY E. NUSSBAUM, associated with Norwest or its affiliates since 1990. Mr. Nussbaum is a Senior Vice President of Peregrine.

          DOUGLAS G. PUGH, associated with Norwest or its affiliates since 1997. Mr. Pugh is a Senior Vice President of Peregrine. Before joining Peregrine, Mr. Pugh was a senior equity analyst and portfolio manager for Advantus Capital Management and an analyst with Kemper Corporation.

          DAVID L. ROBERTS, associated with Norwest or its affiliates since 1972. Mr. Roberts is a Managing Director, Equities of Norwest.

          STEPHEN S. SMITH, associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

          DAVID D. SYLVESTER, associated with Norwest or its affiliates since 1979. Mr. Sylvester currently is a Managing Director - Reserve Asset Management.

          KARL P. TOURVILLE, associated with Norwest or its affiliates since 1986. Mr. Tourville has been a managing partner of Galliard since 1995.

          PAUL E. VON KUSTER, associated with Norwest or its affiliates since 1972. Mr. Von Kuster is a Senior Vice President of Peregrine.

          LAURIE R. WHITE, associated with Norwest or its affiliates since 1991. Ms. White is a Director-Reserve Asset Management.

                                                   [MANAGEMENT OF THE FUNDS TAB]

          DAVID YIM, associated with Norwest or its affiliates since 1995. Mr. Yim has been a portfolio manager and Director of Investment Research of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

          Schroder Portfolio Managers:

          MARK BRIDGEMAN, associated with Schroder or its affiliates since 1990. Mr. Bridgeman is a Vice President of Schroder.

          HEATHER CRIGHTON, associated with Schroder or its affiliates since 1992. Ms. Crighton is a Vice President of Schroder.

          MICHAEL PERELSTEIN, associated with Schroder or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroder since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

          JOHN A. TROIANO, associated with Schroders or its affiliates since 1981. Mr. Troiana has been Chief Executive Officer of Schroder since April 1, 1997 and a Managing Director of Schrodes since October 1995.

          IRA L. UNSCHULD,   associated  with Schroders or its  affiliates since
          1987.  Mr. Unschuld is a Group Vice President.


          DORMANT INVESTMENT ADVISORY ARRANGEMENTS

               Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in 1 or more Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Portfolios. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

          OTHER FUND SERVICES

               The FORUM FINANCIAL GROUP of companies provide managerial, administrative, and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, dividend disbursing agent, and custodian.

--------------------------------------------------------------------------------
8.  HOW TO BUY AND SELL SHARES  [SPREADSHEET]
--------------------------------------------------------------------------------

     You may purchase or redeem shares at a price equal to their net asset value next determined after receipt of your purchase order, or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.


GENERAL PURCHASE INFORMATION

     You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

     You may purchase and redeem Fund shares without a sales or redemption charge. I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investments of $100. Institutional Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments.

     If you purchase Money Market Fund shares, your shares become eligible to receive distributions on the day that your order is accepted. If you purchase shares of any other Fund, your shares become eligible to receive distributions the Fund Business Day after a purchase order is received in proper form.

     The Funds reserve the right to reject any subscription for the purchase of shares. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

     If you purchase Money Market Fund shares, your order will not be complete until the Fund receives immediately available funds. The Money Market Funds must receive purchase and redemption orders before the times indicated below.
                        Times indicated are Eastern Time.

                                                                       Payment
                                               Orders Must Be          Must Be
                                               Received  By          Received By
                                               ------------          -----------
     Cash Investment Fund                        3:00 p.m.             4:00 p.m.
     Ready Cash Investment Fund                  3:00 p.m.             4:00 p.m.
     U.S. Government Fund                        2:00 p.m.             4:00 p.m.
     Treasury Plus Fund                          5:00 p.m.             5:00 p.m.
     Treasury Fund                               1:00 p.m.             4:00 p.m.
     Municipal Money Market Fund                   Noon                4:00 p.m.

     The Money Market Funds may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect a Fund's trading hours.

                                                [HOW TO BUY AND SELL SHARES TAB]

PURCHASE PROCEDURES

     DIRECT PURCHASES

     You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                             NORWEST ADVANTAGE FUNDS
                                             [NAME OF FUND]
                                             NORWEST BANK MINNESOTA, N.A.
                                             TRANSFER AGENT
                                             733 MARQUETTE AVENUE
                                             MINNEAPOLIS, MN 55479-0040

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

     You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer, or by electronic bank transfer. Cash cannot be accepted.

     Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL

     You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent, or the distributor.

     To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds, or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan, or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE

     You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                                NORWEST BANK MINNESOTA, N.A.
                                A091 000 019
                                FOR CREDIT TO: NORWEST ADVANTAGE FUNDS 0844-131
                                RE: [NAME OF FUND][CLASS OF SHARES]
                                ACCOUNT NO.:
                                ACCOUNT NAME:

     Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     You may purchase and redeem shares through certain broker-dealers, banks, and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming, or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

     You can make subsequent purchases by mailing a check, by sending a bank wire, or through a financial institution as indicated above. All payments should clearly indicate your name and account number.




GENERAL REDEMPTION INFORMATION

     You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

                                                [HOW TO BUY AND SELL SHARES TAB]

     Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed Money Market Fund shares are not entitled to receive distributions on the day on which the redemption is effective. Redeemed shares of any other Fund are not entitled to receive distributions after the day on which the redemption is effective.

     Redemption orders for Money Market Fund shares are accepted up to the times indicated above for acceptance of purchase orders of Money Market Fund shares. As described above, the Money Market Funds may advance the times for receipt of redemption orders.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

     To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

     You may  obtain  signature  guarantees  at any of the  following  types  of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     The Funds and the transfer agent will use  reasonable  procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account holding I Shares or Investor Shares with a net asset value of less than $1,000 or any account holding Institutional Shares with a net asset value of less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

     If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL

     You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE

     If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE

     If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day of, in the case of Money Market Funds, or after, in the case of other Funds, the transfer agent receives a redemption request in proper form.


EXCHANGES

     If you hold I Shares or Institutional Shares, you may exchange those shares for I Shares or Institutional Shares of other Funds offering those shares. If you hold Investor Shares, you may exchange those shares for Investor Shares of the Funds offering Investor Shares or for a class of shares of certain of the Funds that is not offered by this prospectus. Call or write the transfer agent for more information.

                                                [HOW TO BUY AND SELL SHARES TAB]

     The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the Fund into which you are exchanging.

     You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares legally may be sold in your state of residence.

     The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. The Funds may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL

     You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE

     If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

--------------------------------------------------------------------------------
9.  DISTRIBUTIONS AND TAX MATTERS       [PC SCREENS]
--------------------------------------------------------------------------------

DISTRIBUTIONS

     Distributions of net investment income are declared and paid as follows:


                Declared daily  and paid  monthly:     Each Money  Market  Fund,
                                                       Limited  Term  Government
                                                       Income Fund, Income Fund,
                                                       Total  Return  Bond Fund,
                                                       and each  Tax-Free  Fixed
                                                       Income Fund.

                Declared and paid monthly:             Stable    Income    Fund,
                                                       Intermediate   Government
                                                       Income      Fund,     and
                                                       Diversified   Bond  Fund.

                Declared and paid quarterly:           Income    Equity    Fund,
                                                       ValuGrowth   Stock  Fund,
                                                       and  Small  Company Stock
                                                       Fund.
                Declared and paid annually:            Strategic   Income  Fund,
                                                       each Balanced Fund, Index
                                                       Fund,  Diversified Equity
                                                       Fund, Growth Equity Fund,
                                                       Large   Company    Growth
                                                       Fund,  Diversified  Small
                                                       Cap   Fund,   Small   Cap
                                                       Opportunities Fund, Small
                                                       Company  Growth Fund, and
                                                       International Fund.

          Each Fund's net capital gain, if any, is distributed at least annually.

          You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

          * Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

          *    Under the Cash Option, you are paid all distributions in cash.

          * Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another Fund. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution.

                                             [DISTRIBUTIONS AND TAX MATTERS TAB]

TAX MATTERS

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Distributions (other than distributions of net investment income of Funds that distribute net investment income daily) reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

FUNDS INVESTING IN FOREIGN SECURITIES

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. International Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio and Schroder EM Core Portfolio. If you own shares of International Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal income tax return.

TAX-EXEMPT DISTRIBUTIONS

     Generally, you will not be subject to federal income tax on distributions paid by Municipal Money Market Fund or by a Tax-Free Fixed Income Fund out of tax-exempt interest income earned by the Fund ("exempt-interest distributions"). If you use, or are related to someone who uses, facilities financed by private activity bonds held by a Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. Interest on certain private activity bonds is treated as an item of tax preference for purposes of the federal AMT imposed on individuals and corporations. In addition, exempt-interest distributions are included in the "adjusted current earnings" of corporations for AMT purposes. As noted above, the Municipal Money Market Fund and each Tax-Free Fixed Income Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Further, capital gain, if any, distributed by these Funds are subject to tax. If you borrow money to purchase or carry shares of these Funds, the interest on your debt generally is not deductible for federal income tax purposes. If shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

     MUNICIPAL MONEY MARKET FUND, LIMITED-TERM TAX-FREE FUND, AND TAX-FREE INCOME FUND. The federal income tax exemption on exempt-interest distributions does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on distributions of interest derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in a Fund that may differ from the federal income tax consequences described above.

     COLORADO TAX-FREE FUND. It is anticipated that substantially all of the exempt interest distributions paid by the Fund to individuals will be exempt from Colorado personal income tax. Distributions made by the Fund to Colorado individuals, trusts, estates, and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate AMT. Because the Fund may, except as indicated, purchase only Colorado Municipal Securities, none of the exempt-interest distributions paid by the Fund will be subject to Colorado income tax.

     MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the exempt-interest distributions paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota Municipal Securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest distributions paid by the Fund must be derived from Minnesota Municipal Securities in order for any portion of the exempt-interest distributions paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest distributions paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

     Under Minnesota law, if the difference in state income tax treatment between Minnesota Municipal Securities and the Municipal Securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota Municipal Securities to the taxable income of Minnesota residents. This treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota Municipal Securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken in light of its current investment objectives and investment policies.

     The Minnesota AMT on resident individuals is based in part on their income for purposes of the federal AMT. Accordingly, individual shareholders of the Fund may be subject to the Minnesota AMT on exempt-interest distributions paid by the Fund which are attributable to interest received by the Fund on certain private activity securities, even though those distributions are exempt from the regular Minnesota personal income tax.

                                             [DISTRIBUTIONS AND TAX MATTERS TAB]

--------------------------------------------------------------------------------
10.  OTHER INFORMATION        [SPREADSHEET]
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

     Each Fund determines its net asset value on each Fund Business Day by dividing the value of its net assets (i.e,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determine their net asset values at the following times:


     Municipal Money Market Fund                              Noon, Eastern Time

     Treasury Fund                                       1:00 p.m., Eastern Time

     Cash  Investment Fund, Ready Cash Investment        3:00 p.m., Eastern Time
     Fund and U.S. Government Fund

     Each Other Fund                                     4:00 p.m., Eastern Time

     Treasury Plus Fund                                  5:00 p.m., Eastern Time

     All Funds other than Money Market Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

     In order to maintain net asset value per share at $1.00, the Money Market Funds (and the Portfolios in which they invest) value their portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of a Money Market Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

     Each Fund reserves the right to invest in 1 or more Portfolios. Each Fund bears its pro rata portion of the expenses of any Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.




































NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                                         [OTHER INFORMATION TAB]

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. A Fund's statement of additional information, or "SAI," contains detailed information about each of the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833.

The Funds' reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

    PROSPECTUS


  OCTOBER 1, 1998

______________________

  PERFORMA FUNDS

















                                       _________________________________________

                                           PERFORMA STRATEGIC VALUE BOND FUND
                                            PERFORMA DISCIPLINED GROWTH FUND
                                             PERFORMA SMALL CAP VALUE FUND
                                              PERFORMA GLOBAL GROWTH FUND

                                      __________________________________________



______________________________________________________________________________
|MUTUAL FUNDS ARE NOT INSURED BY THE FDIC,  |                |                 |
|FEDERAL RESERVE SYSTEM, U.S. GOVERNMENT,   |MAY LOSE VALUE  |NO BANK GUARANTEE|
|OR ANY GOVERNMENT AGENCY                   |                |                 |
|___________________________________________|________________|________________ |

                                   PROSPECTUS



                                 OCTOBER 1, 1998

                               THE PERFORMA FUNDS





                       PERFORMA STRATEGIC VALUE BOND FUND
                        PERFORMA DISCIPLINED GROWTH FUND
                          PERFORMA SMALL CAP VALUE FUND
                           PERFORMA GLOBAL GROWTH FUND




















AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

NO GOVERNMENTAL AGENCY, INCLUDING THE SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS        [OVER PCS, SPREADSHEETS AND PEOPLE]


     OVERVIEW......................................2
                                                                  [OVERVIEW TAB]


     FINANCIAL HIGHLIGHTS..........................6
                                                      [FINANCIAL HIGHLIGHTS TAB]


     GLOSSARY......................................7
                                                                  [GLOSSARY TAB]

[INVESTMENT ICON]
     INVESTMENT OBJECTIVES AND POLICIES............8
[INVESTMENT OBJECTIVES AND POLICY TAB]

[RISK ICON]
     RISK CONSIDERATIONS..........................12
                                                       [RISK CONSIDERATIONS TAB]


     COMMON POLICIES..............................14
                                                           [COMMON POLICIES TAB]


 .     MANAGEMENT OF THE FUNDS.....................15
                                                   [MANAGEMENT OF THE FUNDS TAB]


     HOW TO BUY AND SELL SHARES...................19
                                                [HOW TO BUY AND SELL SHARES TAB]


     DISTRIBUTIONS AND TAX MATTERS................21
                                             [DISTRIBUTIONS AND TAX MATTERS TAB]


    OTHER INFORMATION.............................22
                                                         [OTHER INFORMATION TAB]

--------------------------------------------------------------------------------
1.  OVERVIEW        [SPREADSHEET]
--------------------------------------------------------------------------------

THE FOLLOWING IS A SUMMARY OF INFORMATION ABOUT THE FUNDS. BEFORE INVESTING, YOU SHOULD READ THE PROSPECTUS AND CONSIDER THE DISCUSSIONS UNDER INVESTMENT OBJECTIVES AND POLICIES AND RISK CONSIDERATIONS.

NO SINGLE FUND IS A COMPLETE OR BALANCED INVESTMENT PROGRAM, BUT EACH CAN SERVE AS A PART OF YOUR OVERALL INVESTMENT PROGRAM.


--------------------------------------------------------------------------------
THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

     FUND                                     OBJECTIVE                         PRIMARY
                                                                                INVESTMENT

     PERFORMA STRATEGIC VALUE                Total return by investing          Broad spectrum of
     BOND FUND                               primarily in income                investment grade securities.
                                             producing securities.

     PERFORMA DISCIPLINED                    Capital appreciation by            Stock of companies that
     GROWTH FUND                             investing primarily in             appear to possess above
                                             common stock of larger             average potential for growth.
                                             companies.

     PERFORMA SMALL CAP VALUE                Capital appreciation by            Stock of smaller companies
     FUND                                    investing primarily in             that appear undervalued.
                                             common stocks of smaller
                                             companies.

     PERFORMA GLOBAL GROWTH                  Long-term capital                  Stocks of companies located
     FUND                                    appreciation by investing          in developed, newly
                                             primarily in commmon stocks        industrialized, and emerging
                                             of established companies           markets.
                                             throughout the world,
                                             including the United States.

--------------------------------------------------------------------------------
 FUND STRUCTURES
--------------------------------------------------------------------------------

Instead of investing directly in a portfolio of securities, each Fund invests in 1 or more other funds identified in this prospectus as a Portfolio. The Portfolios do not offer their shares to the public. Except when necessary to describe a Fund's investment in a Portfolio, this prospectus discusses a Fund's investments in a Portfolio as if the investments were made directly in portfolio securities.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
                                                                  [OVERVIEW TAB]

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and Portfolios except Schroder Global Growth Portfolio. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans, and other accounts and currently manages more than $29 billion in assets.

     SCHRODER CAPITAL MANAGEMENT INC. or SCHRODER is the investment adviser for Schroder Global Growth Portfolio. Schroder specializes in providing international investment advice. Investment subadvisers make investment decisions for the other Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest or a subadviser as an Adviser.

     The FORUM FINANCIAL GROUP of companies provide management, administrative, and underwriting services to the Funds.


--------------------------------------------------------------------------------
INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

     You may purchase or redeem shares without sales or other charges. The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

     Each Fund distributes to shareholders its net capital gain, if any, at least annually. THE DISTRIBUTIONS AND TAX MATTERS section discusses how often the Funds distribute net investment income.


--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------
[RISK ICON]
     All investments in a Fund are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's strategy, the markets in which the Fund invests, the investments that the Fund makes, and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund also will have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

     If you invest in Performa Strategic Value Bond Fund, the investment income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will fall when interest rates rise and rise when interest rates fall. When interest rates fall, there is a risk that issuers will prepay fixed rate securities, forcing the Fund to invest in securities with lower interest rates than the prepaid securities.

     A decline in interest rates also may result in losses in the Fund's mortgage- and other asset-backed securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts. Rising interest rates may cause the average maturity of the Fund to rise due to a drop in prepayments. A rise in average maturity increases the Fund's sensitivity to rising interest rates and potential for losses in value.

     The Fund also is subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest or principal on its obligations when due. The Fund seeks to limit its credit risk by investing primarily in debt securities that are highly rated by a nationally recognized statistical rating organization. The Fund's investments in securities that are not highly rated are subject to more credit risk.

     Performa Disciplined Growth Fund, Performa Small Cap Value Fund, and Performa Global Growth Fund are subject to "market risk," which is the general risk that the value of a Fund's investments may decline if the stock markets perform poorly. There also is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

     Performa Small Cap Value Fund and Performa Global Growth Fund have additional risks because they invest in smaller and foreign issuers, respectively. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments also are subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

--------------------------------------------------------------------------------
EXPENSES OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

     The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in a Fund. The Funds do not impose transaction charges for purchasing, redeeming or exchanging shares. The Funds do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)



                                                              INVESTMENT                OTHER                 TOTAL FUND
                                                               ADVISORY                EXPENSES                OPERATING
                                                                 FEES             (after fee waivers           EXPENSES
                                                          (after fee waivers)        and expense
                                                                                    reimbursement)
                                                          -------------------        ------------             ---------

Performa Strategic Value Bond Fund                                 0.50%                0.35%                    0.85%
Performa Disciplined Growth Fund                                   0.90%                0.35%                    1.25%
Performa Small Cap Value Fund                                      0.95%                0.35%                    1.30%
Performa Global Growth Fund                                        0.00%                1.45%                    1.45%


Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests. Investment Advisory Fees are those incurred by the Portfolios. Absent waivers, Investment Advisory Fees for Performa Global Growth Fund would be 0.50%. Other Expenses reflect expense reimbursements. Absent expense reimbursements and fee waivers, Other Expenses and Total Operating Expenses would be: Performa Strategic Value Bond Fund 1.49% and 1.99%, Performa Disciplined Growth Fund 1.59% and 2.49%, Performa Small Cap Value Fund 2.64% and 3.59% and Performa Global Growth Fund 15.23% and 15.73%. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE
                                                                  [OVERVIEW TAB]

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                               ------     -------     -------     --------

Performa Strategic Value Bond Fund                               $9         $27         $47         $105
Performa Disciplined Growth Fund                                $13         $40         $69         $151
Performa Small Cap Value Fund                                   $13         $41         $71         $157
Performa Global Growth Fund                                     $15         $46         $79         $174


--------------------------------------------------------------------------------
2.  FINANCIAL HIGHLIGHTS         [MAP]
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all distributions. The information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated July 21, 1998 about a Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI.


                                                         PERFORMA          PERFORMA           PERFORMA           PERFORMA
                                                        STRATEGIC         DISCIPLINED        SMALL CAP         GLOBAL GROWTH
                                                        VALUE BOND        GROWTH FUND        VALUE FUND            FUND
                                                           FUND
                                                      ---------------    --------------    ---------------    ----------------

                                                                              Period Ended May 31, 1998
                                                       ------------------------------------------------------------------------
Net Asset Value, Beginning of Period(a)                  $10.00             $10.00            $10.00             $10.00
                                                         ------             ------            ------             ------

Investment Operations
  Net Investment Income (Loss)                             0.34               0.01             (0.01)              0.03
  Net Realized and Unrealized Gain (Loss) on               0.27               0.44              0.17               0.60
                                                           ----               ----              ----               ----
      Investments
Total from Investment Operations                           0.61               0.45              0.16               0.63
                                                           ----               ----              ----               ----

Distributions From:
  Net Investment Income                                   (0.33)             (0.01)             --                 --
                                                          -------------------------           --------------------------
Net Asset Value, End of Period                           $10.28             $10.44            $10.16             $10.63
                                                         ======             ======            ======             ======

Total Return                                               6.20%              4.50%             1.60%              6.30%

Supplementary Data:
  Net Assets at End of Period (000's omitted)             $9,168            $12,325            $6,422             $1,066

Ratios to Average Net Assets (b)(c):
  Net Investment Income (loss)                            5.82%              0.14%             (0.56)%             0.68%
  Net Expenses                                            0.85%              1.25%              1.30%              1.45%
  (Expenses excluding reimbursement/waiver of             1.95%              2.44%              3.54%              9.82%
      fees)
Average Commission Rate Per Share(d)                       N/A              $0.0553            $0.0556           $0.0355
Portfolio Turnover Rate(e)                               134.56%             68.08%            79.43%             13.82%

--------------------------------------------------------------------------------

(a)  The Funds commenced operations on October 15, 1997.
(b)  Annualized.
(c)  Includes expenses allocated from the Portfolio in which the Fund invests.
(d) Represents the average commission per share paid to brokers on the purchase or sale of portfolio securities of the Portfolio in which the Fund invests.
(e)  Represents  the  activity  of the Portfolio in which the Fund  invests.

--------------------------------------------------------------------------------
3.  GLOSSARY                 [MAP]
--------------------------------------------------------------------------------

     This Glossary of frequently used terms will help you understand the discussion of the Funds' objectives, policies, and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                      [FINANCIAL HIGHLIGHTS TAB]
                                                                  [GLOSSARY TAB]

Term                                Definition
----                                ----------
Board                               The Board of Trustees of  Norwest  Advantage
                                    Funds.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations generally are more volatile.

Fundamental                         Requiring shareholder approval to change.

Market Capitalization               The  total  market  value  of  a   company's
                                    outstanding common stock.

NRSRO A nationally recognized statistical rating organization, such as S&P, that rates fixed-income securities and preferred stock by relative credit risk.

Non-Investment                      Grade  Neither rated at the time of purchase
                                    in 1 of the 4 highest long-term or 2 highest short-term ratings categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

Russell 2000(R)Index                A     broad-based    index     of    smaller
                                    capitalization companies.

S&P                                 Standard & Poor's Corporation.

S&P 500 Index                       Standard  &  Poor's  500   Composite   Stock
                                    Price    Index,    an    index   of    large
                                    capitalization companies.

SAI                                 State of Additional Information.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A   security   issued  or  guaranteed  as to
                                    principal    and    interest  by   the  U.S.
                                    Government,    its    agencies     or    its
                                    instrumentalities.

--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES AND POLICIES        [MAP]
--------------------------------------------------------------------------------

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. The RISK CONSIDERATIONS section discusses these risks.

PERFORMA STRATEGIC VALUE BOND FUND
[RISK ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek total return by investing primarily in income producing securities.

     INVESTMENT POLICIES. The Fund invests in a broad range of fixed-income instruments in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government Securities, preferred stock, convertible bonds, and foreign bonds.

     The  Adviser  focuses  on  relative  value as  opposed  to  predicting  the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-and other asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles and avoids excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current-versus-historical trading relationships, supply and demand for the instrument, and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that are consistent with the Fund's investment objective.

     The Fund particularly seeks strategic diversification. The Fund will not invest more than:

      *        75% of its total assets in corporate bonds;

      *        65% of its total assets in mortgage-backed securities;

      *        50% of its total assets in asset-backed securities; or

      * 25% of its total assets in a single industry of the corporate market.

     The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its total assets in the corporate bonds of any single issuer.

     The Fund will invest 65% of its total assets in fixed-income securities rated, at the time of purchase, within the 3 highest rating categories assigned by at least 1 NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade securities.


     The average maturity of the Fund will vary between 5 and 15 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's Duration normally will vary between 3 and 8 years.

     The Fund may use options, swap agreements, interest rate caps, floors, and collars and futures contracts to manage risk. The Fund also may use options to enhance return.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Credit Risk           Interest Rate Risk          Leverage Risk
           Market Risk           Prepayment Risk

                                        [INVESTMENT OBJECTIVES AND POLICIES TAB]

PERFORMA DISCIPLINED GROWTH FUND
[RISK ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of larger companies.

     INVESTMENT POLICIES. The Fund seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Fund invests in companies with average Market Capitalizations greater than $5 billion.

     The Fund seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis. The Adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether or not the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality, and valuation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Market Risk

PERFORMA SMALL CAP VALUE FUND
[RISK ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek capital appreciation by investing primarily in common stocks of smaller companies.

     INVESTMENT POLICIES. The Fund seeks capital appreciation by investing in common stocks of smaller companies. The Fund will normally invest substantially all of its assets in securities of companies with Market Capitalizations that reflect the Market Capitalization of companies included in the Russell 2000 Index, which range from approximately $220 million to approximately $1.4 billion.

     The Fund seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. The Adviser values companies based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
           Market Risk           Small Company Risk


PERFORMA GLOBAL GROWTH FUND
[RISK ICON]
     INVESTMENT OBJECTIVE. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks of established companies throughout the world, including the United States.

     INVESTMENT POLICIES. The Fund invests in common stocks of companies located in developed, newly industrialized, and emerging markets. The Fund normally invests at least 65% of its total assets in equity securities of companies located in at least four countries plus the United States. The Fund may invest in companies of any size, but generally is concentrated in companies that are large and, to a lesser extent, medium-sized for the particular market.

     The Adviser's investment process emphasizes stock selection and a fundamental company analysis. The Adviser seeks companies that it believes have a sustainable competitive advantage and a potential for growth that is generally undervalued by other investors. The Adviser considers historical growth rates and future growth prospects, management capability, competitive position in both domestic and export markets, and other factors.

     The Adviser seeks to add value by allocating the Fund's investments geographically. The Adviser selects countries it believes have a favorable long-term business environment in which adverse macroeconomic or political conditions are not likely to materially impede corporate growth. The Fund may invest more than 25% of its total assets in issuers located in a single country.

     The Fund may seek capital appreciation by investing in convertible or non-convertible debt securities. The Fund may invest in debt securities issued by corporations or financial institutions. The Fund also may invest in debt securities issued or guaranteed by international organizations that promote economic reconstruction or development.

                                         [INVESTMENTOBJECTIVES AND POLICIES TAB]

     When selecting debt securities, the Adviser considers favorable changes in relative foreign exchange rates, relative interest rate levels, or the creditworthiness of issuers. The Adviser seeks income only incidentally to seeking capital appreciation. The Fund may invest in debt securities in order to participate in debt-to-equity conversion programs that are part of corporate reorganizations.

     The Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

     The Fund may use various derivative instruments including instruments such as options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk or enhance return.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[RISK ICON]
        Credit Risk                         Currency Rate Risk     Foreign Risk
        Geographic Concentration Risk       Interest Rate Risk     Leverage Risk
        Market Risk                         Prepayment Risk

--------------------------------------------------------------------------------
5.  RISK CONSIDERATIONS                            [MAP]
--------------------------------------------------------------------------------

     This section describes the principal risks that may apply to the Funds. Each Fund's exposure to these risks depends upon its specific investment profile. The Fund's description in Investment Objectives and Policies lists the Fund's principal risks.

--------------------------------------------------------------------------------
CREDIT RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. This risk is greater for Non-Investment Grade securities.

--------------------------------------------------------------------------------
CURRENCY RATE RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect a Fund's investments. This risk may be greater for investments in emerging or developing markets.

--------------------------------------------------------------------------------
FOREIGN RISK
--------------------------------------------------------------------------------
[RISK ICON]
The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation, or confiscation of investors' assets. This risk may be greater for investments in issuers in emerging or developing markets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

--------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that factors adversely affecting a Fund's investments in issuers located in a state, country, or region will affect the Fund's net asset value more than would be the case if the Fund had made more geographically diverse investments.

--------------------------------------------------------------------------------
INTEREST RATE RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

--------------------------------------------------------------------------------
LEVERAGE RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that some transactions may multiply smaller market movements into large changes in a Fund's net asset value. This risk may occur when a Fund borrows money or enters into transactions that have a similar economic effect, such as short sales or forward commitment transactions. This risk also may occur when a Fund makes investments in derivatives, such as options or futures contracts.

--------------------------------------------------------------------------------
MARKET RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate generally. Market risk may affect a single issuer, industry, or section of the economy or may affect the market as a whole.

--------------------------------------------------------------------------------
PREPAYMENT RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Fund investing in mortgage- and other asset-backed securities, this is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's sensitivity to rising interest rates and potential for losses in value.
                                                       [RISK CONSIDERATIONS TAB]
--------------------------------------------------------------------------------
SMALL COMPANY RISK
--------------------------------------------------------------------------------
[RISK ICON]
     The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies may have higher failure rates than larger companies. A small company's securities may be hard to sell because the trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure.

--------------------------------------------------------------------------------
6.  COMMON POLICIES                [MAP]
--------------------------------------------------------------------------------

     Except as otherwise indicated, the Board may change the Funds' investment policies without shareholder approval. The Funds' investment objectives are Fundamental.

--------------------------------------------------------------------------------
VOTING ISSUES
--------------------------------------------------------------------------------

     In determining the outcome of shareholder votes, the Funds and the other funds in the Funds' fund complex normally count votes on a share-by-share basis. This means that shareholders of funds in the fund complex with comparatively high net asset values will have a comparatively smaller impact on the outcome of votes by all of the funds in the fund complex than do shareholders of funds with comparatively low net asset values.


--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE POSITION
--------------------------------------------------------------------------------

     To respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. When a Fund makes temporary defensive investments, it may not pursue its investment objective.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets. Higher portfolio turnover rates may result in increased brokerage costs and a possible increase in short-term capital gains or losses. The FINANCIAL HIGHLIGHTS table lists the Funds' portfolio turnover rate.


--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

     Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS                  [MAP]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Portfolio except Schroder Global Growth Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Portfolios' investment programs. Norwest Investment Management, Inc.'s address is Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479.

     SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for Schroder Global Growth Portfolio. In this capacity, Schroder makes investment decisions for and administers that Portfolio's investment program. Schroder Capital Management International Inc.'s address is 787 Seventh Avenue 34th Floor, New York, NY 10019.

     Norwest and certain of the Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Portfolios. Norwest decides which portion of the assets of a Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

     GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD, an investment advisory subsidiary of Norwest Band, provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations, and corporate and other business entities. Gaillard Capital Management, Inc.'s address is 800 Lasalle Ave. Suite 2060, Minneapolis, MN 55479.

     SMITH ASSET MANAGEMENT GROUP, L.P. OR SMITH, an investment advisory affiliate of Norwest Bank, provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. Smith Asset Management Group's address is 300 Crescent Court, Suite 750, Dallas, TX 75201

                                                           [COMMON POLICIES TAB]
                                                   [MANAGEMENT OF THE FUNDS TAB]

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund's portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Portfolios. The list states the investment advisory fees on an annualized basis as a percentage of a Portfolio's average daily net assets. Descriptions of the portfolio managers' recent experience follow the list of portfolio managers and advisory fees.

     Norwest (and not the Funds or Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Portfolios.

PERFORMA STRATEGIC VALUE BOND FUND
PORTFOLIO:                     STRATEGIC VALUE BOND PORTFOLIO
SUBADVISER:                    GALLIARD
PORTFOLIO MANAGERS:            Richard Merriam, CFA (1997), John  Huber  (1998),
                               and David Yim (1998).
ADVISORY FEE:                  0.50%


PERFORMA DISCIPLINED GROWTH FUND
PORTFOLIOS:                    DISCIPLINED GROWTH PORTFOLIO
SUBADVISER:                    SMITH
PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
ADVISORY FEE:                  0.90%


PERFORMA SMALL CAP VALUE FUND
PORTFOLIO:                     SMALL CAP VALUE PORTFOLIO
SUBADVISER:                    SMITH
PORTFOLIO MANAGER:             Stephen S. Smith, CFA (1997).
ADVISORY FEE:                  0.95%


PERFORMA GLOBAL GROWTH FUND
PORTFOLIO:                     SCHRODER  GLOBAL GROWTH PORTFOLIO
ADVISER:                       SCHRODER
PORTFOLIO MANAGERS:            Michael Perelstein (1997) and Paul Morris (1997).
ADVISORY FEE:                  0.50%


PORTFOLIO MANAGERS

Norwest Portfolio Managers:

     JOHN HUBER, associated with Norwest or its affiliates since 1990. Mr. Huber has been a Portfolio Manager and Director of Trading at Galliard since 1995 and has been in investment management since 1990.

     RICHARD MERRIAM, associated with Norwest or its affiliates since 1995. Mr. Merriam has been a managing partner of Galliard since 1995 and is responsible for investment process and strategy. Mr. Merriam was previously Chief Investment Officer of Insight Investment Management.

     STEPHEN S. SMITH, associated with Norwest or its affiliates since 1997. Mr. Smith has been a Chief Investment Officer and principal of the Smith Group since 1995. Mr. Smith previously served as senior portfolio manager with NationsBank and in several capacities with AIM Management Company's Summit Fund.

     DAVID YIM, associated with Norwest or its affiliates since 1995. Mr. Yim has been a Portfolio Manager and Director of Investment Research of Galliard since 1995 and previously worked for American Express Financial Advisors as a Research Analyst.

SCHRODER PORTFOLIO MANAGERS:

     PAUL MORRIS, associated with Norwest or its affiliates since 1997. Mr. Morris has been a Senior Vice President of Schroder Capital Management International and a Director of Schroder since 1997. Prior to joining Schroder, Mr. Morris was Principal and Senior Portfolio Manager at Weiss Peck & Greer, L.L.C., Managing Director (Equity Division) of UBS Asset Management and an Equity Portfolio Manager at Chase Investors Management Group.

     MICHAEL PERELSTEIN, associated with Norwest or its affiliates since 1997. Mr. Perelstein has been a Senior Vice President of Schroder since January 1997. Previously Mr. Perelstein was a Managing Director at MacKay Shields.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

     Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in a Portfolio. If a Fund redeems assets from a Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

     The Forum Financial Group of companies provide managerial, administrative, and underwriting services to the Funds. Norwest Bank acts as the Funds' transfer agent, dividend disbursing agent, and custodian.

BACKGROUND OF SMITH GROUP PERFORMANCE
                                                   [MANAGEMENT OF THE FUNDS TAB]

     The table below sets forth composite performance data for the dates indicated relating to the historical performance of certain separate accounts and mutual fund portfolios primarily managed by Stephen Smith, the portfolio manager of Disciplined Growth Portfolio and Small Cap Value Portfolio. The data illustrate the past performance of Mr. Smith in managing substantially similar accounts as measured against specified market indices. It does not represent the performance of the Portfolios. This performance data is not an indication of future performance of the Portfolios, the Smith Group or Mr. Smith.

     Mr. Smith's composites include all actual, fee-paying, discretionary institutional private accounts and mutual fund portfolios managed by Mr. Smith that have substantially the same investment objectives and policies. Mr. Smith's composite performance was calculated on a total return basis and includes all dividends and interest, accrued income, and realized and unrealized gain and loss. The data accounts for securities transactions on the trade date and uses accrual accounting.

     All returns reflect the deduction of the highest effective investment advisory fees, brokerage commissions, and execution costs paid by the Adviser's private accounts, without provision for federal or state income taxes. Returns include returns from cash and cash equivalents. Account fees vary depending on, among other things, the applicable fee schedule, portfolio size and nature of the account. Custodial fees, if any, were not included in the calculation. A schedule of Mr. Smith's fees is available on request.

     The monthly returns of Mr. Smith's composites combine the individual accounts' returns (calculated on a time-weighted rate of return) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

     The institutional private accounts included in Mr. Smith's composites are not subject to certain investment limitations, diversification requirements, specific tax restrictions, and investment limitations imposed on the Portfolios by the Investment Company Act of 1940 or the Internal Revenue Code. The performance results could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies.

     The composites are unaudited and do not represent the past performance of nor predict the future returns of the Portfolios or an individual investor investing in Performa Disciplined Growth Fund or Performa Small Cap Value Fund. The use of a methodology different from that used to calculate the performance could result in different performance data.



                                         MR. SMITH'S COMPOSITE FOR THE                  S&P 500 INDEX(3)
                                                                                        ----------------
                                          DISCIPLINED GROWTH STYLE(2)
                                          ---------------------------
           1995                                     38.05%                                  37.54%
           1996                                     31.26%                                  22.99%
           1997                                     39.20%                                  29.58%
      1998 to Date(1)                               (6.06)%                                 (0.38)%

         1 Year(1)                                  (2.36)%                                  8.09%
        3 Years(1)                                  21.38%                                  21.72%

      Since Inception                               28.52%                                  24.66%
         1/1/95(1)



                                         MR. SMITH'S COMPOSITE FOR THE                   RUSSELL 2000(4)
                                                                                         ---------------
                                             SMALL CAP VALUE STYLE






           1997                                     22.38%                                  20.52%
          1 Year(1)                                (19.55)%                                (19.22)%
      Since Inception
         11/1/96(1)                                  5.64%                                   0.93%
      1998 to Date(1)                              (18.84)%                                (22.07)%





(1) Average annual return through August 31, 1998. Return for less than one year is not annualized.

(2) The composite returns consist of the total returns for the period January 1995 through August 31, 1998 of accounts for which Stephen S. Smith, now Chief Investment Officer of the Smith Group, served as the primary manager as described above, including the period January 1, 1995 - October 31, 1995, during which Mr. Smith was senior portfolio manager for another firm. The composite does not include the performance of other accounts not managed similarly to the Portfolio. Since November 1, 1995, when the Smith Group commenced operations, Mr. Smith has employed the same investment style in discretionary private accounts as he employed in the accounts described above. No other person played a significant part in achieving the prior performance of these accounts during Mr. Smith's tenure. The data for January 1, 1995 - October 31, 1995 is not, and should not be, construed as the performance data of Smith Group.

(3) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) The Russell 2000 Index is an unmanaged index consisting of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


--------------------------------------------------------------------------------
8.  HOW TO BUY AND SELL SHARES     [MAP]
--------------------------------------------------------------------------------

     You may purchase Fund shares on "Fund Business Days" at a price equal to their net asset value next determined after receipt of your purchase order in proper form. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas) and Good Friday.

--------------------------------------------------------------------------------
GENERAL PURCHASE INFORMATION
--------------------------------------------------------------------------------

     You may purchase shares only through certain financial institutions. The Funds' transfer agent processes all transactions in Fund shares. Please call 1-888-800-6748 for information about opening an account to purchase Fund shares.

     You may purchase and redeem Fund shares without a sales or redemption charge. Purchases of Fund shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers.

     Your shares may be held in your name or in the name of your financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares. The Funds are not responsible if your financial institution fails to carry out its obligations to you. There is normally a three-day settlement period for purchases and redemptions through broker-dealers.

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

--------------------------------------------------------------------------------
GENERAL REDEMPTION INFORMATION
--------------------------------------------------------------------------------
                                                [HOW TO BUY AND SELL SHARES TAB]

     You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

     Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions after the day on which the redemption is effective.

     Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers.

     Because of the cost of maintaining smaller accounts, the Performa Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000.

--------------------------------------------------------------------------------
9.  DISTRIBUTIONS AND TAX MATTERS     [MAP]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions of net investment income are declared and paid monthly for Performa Strategic Value Bond Fund and annually for the other Funds. Each Fund distributes net capital gain, if any, at least annually.

     You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option, and the Directed Dividend Option.

* Under the Reinvestment Option, all distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select another option.

*         Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's distributions reinvested in shares of another Fund. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the distribution

--------------------------------------------------------------------------------
TAX MATTERS
--------------------------------------------------------------------------------

     The Funds are managed so that they do not owe federal income or excise taxes. Distributions paid by a Fund out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Distributions reduce the net asset value of the Fund paying the distribution by the amount of the distribution. Furthermore, a distribution made shortly after you purchase shares, although in effect a return of capital to you, is taxable.

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. Performa Global Growth Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by Schroder Global Growth Portfolio. If you own shares of Performa Global Growth Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes on your federal income tax return.
                                             [DISTRIBUTIONS AND TAX MATTERS TAB]

--------------------------------------------------------------------------------
10.  OTHER INFORMATION    [MAP]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

     Each Fund determines its net asset value at 4:00 p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e.,. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

     The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.

--------------------------------------------------------------------------------
ADDITIONAL  INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

     Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests. The Board may redeem a Fund's investment in a Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.








     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

Statement of Additional Information. A Fund's statement of additional information, or "SAI," contains detailed information about the Funds, such as its investments, management, and organization. It is incorporated into this Prospectus by reference.

Annual and Semi-Annual Reports. Additional information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report, and semi-annual report by contacting your investment representative or by contacting Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479, or by calling 1-800- 338-1348 or 1-612-667-8833.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881

                                                         [OTHER INFORMATION TAB]

Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040






















Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348


Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor


(c) 1998 NORWEST ADVANTAGE FUNDS
10/98                                                       [LOGO]

--------------------------------------
                                                    [PICTURE OF COINS]
              PROSPECTUS

           OCTOBER 1, 1998

        ________________________


           WEALTHBUILDER II





          [LOGO] NORWEST
                 ----------------
                 WEALTHBUILDER II


--------------------------------------










                                                                     NORWEST
                                                                WEALTHBUILDER II
                                                                 GROWTH BALANCED
                                                                    PORTFOLIO


                                                                     NORWEST
                                                                WEALTHBUILDER II
                                                               GROWTH AND INCOME
                                                                    PORTFOLIO


                                                                     NORWEST
                                                                WEALTHBUILDER II
                                                                GROWTH PORTFOLIO







________________________________________________________________________________
Mutual funds are NOT insured
by the FDIC, Federal Reserve            May Lose Value         No Bank Guarantee
System, U.S. Government, or any
other government agency.
________________________________________________________________________________

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
PROSPECTUS SUMMARY.............................................................2
       Expense Information.....................................................6
FINANCIAL HIGHLIGHTS...........................................................8
INVESTMENT OBJECTIVES AND POLICIES.............................................9
       Investment Objectives...................................................9
       Investment Policies.....................................................9
       Additional Investment Policies and Risk Considerations.................11
MANAGEMENT OF THE PORTFOLIOS..................................................17
PURCHASES AND REDEMPTIONS OF SHARES...........................................21
       General Purchase Information...........................................21
HOW TO BUY SHARES.............................................................23
       Minimum Investment.....................................................23
       Purchase Procedures....................................................23
       Subsequent Purchases...................................................24
       Account Application....................................................24
       General Information....................................................25
HOW TO SELL SHARES............................................................26
       General Information....................................................26
       Redemption Procedures..................................................26
       Other Redemption Matters...............................................27
OTHER SHAREHOLDER SERVICES....................................................28
       Exchanges..............................................................28
       Automatic Investment Plan..............................................29
       Retirement Account.....................................................29
       Automatic Withdrawal Plan..............................................30
       Reopening Accounts.....................................................30
DIVIDENDS AND TAX MATTERs.....................................................31
       Dividends..............................................................31
       Tax Matters............................................................31
OTHER INFORMATION.............................................................33
       Banking Law Matters ...................................................33
       Determination of Net Asset Value.......................................33
       Performance Information................................................33
       The Trust and Its Shares...............................................34






UNDERSTANDING THIS PROSPECTUS: References to "you" and "your" in this Prospectus refer to current shareholders and/or prospective investors, and references to "we", "us", and "our" refer to the Portfolios or the Trust, as the context may indicate.

                                 OCTOBER 1, 1998


Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth and Income Portfolio, and Norwest WealthBuilder II Growth Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are separate investment portfolios designed to offer you access to professionally managed mutual funds from well-known fund groups. Each Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks, bonds, and money market instruments through a number of affiliated and unaffiliated funds ("Underlying Funds"). Each Portfolio holds an investment portfolio of stock funds, for growth potential, and bond and money market funds, for decreased volatility and increased price stability. The Portfolios' investment adviser may select from a wide range of mutual funds based upon changing markets and risk/return characteristics of the asset classes. Each Portfolio provides a different level of risk exposure by allocating its investments in different proportions among equity and bond investment styles. In addition to its own expenses, each Portfolio bears a pro rata portion of the expenses of the Underlying Funds in which it invests. Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the mutual funds in which the Portfolio invests. The Portfolios are diversified series of Norwest Advantage Funds (the "Trust"), an open-end, management investment company.

* Norwest Wealthbuilder II Growth Balanced Portfolio seeks a balance of capital appreciation and income.
* Norwest Wealthbuilder II Growth And Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.
*    Norwest   Wealthbuilder  II  Growth   Portfolio  seeks  long-term   capital
     appreciation.

This Prospectus provides you with concise information about the Portfolios and the Trust that you should know before you invest. A Statement of Additional Information ("SAI") dated October 1, 1998, as amended from time to time, containing additional information about the Portfolios has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is available for reference on the SEC's Web Site (http://www.sec.gov) and is incorporated into this Prospectus by reference. You also may obtain a copy of the SAI without charge by contacting the Trust's distributor, Norwest Advantage Funds at 733 Marquette Avenue, Minneapolis, Minnesota 55479 or by calling 1-800-338-1348 or 1-612-667-8833. Please read this Prospectus and retain it for future reference.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

2


                              [PICTURE OF A GLOBE]



PROSPECTUS SUMMARY

          The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

INVESTMENT OBJECTIVES

          Norwest WealthBuilder II Growth Balanced Portfolio seeks a balance of capital appreciation and income.

          Norwest WealthBuilder II Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.

          Norwest WealthBuilder II Growth Portfolio seeks long-term capital appreciation.

INVESTMENT POLICIES

          Each Portfolio seeks to achieve its investment objective by investing in a diverse mix of "Underlying Funds", that consist of affiliated and unaffiliated investment companies or series thereof. In addition, each Portfolio may hold other investment securities directly and may invest otherwise uninvested assets in repurchase agreements. You may choose to invest in one or more of the Portfolios based on your personal investment goals, risk tolerance, and financial circumstances. (See "Investment Objectives and Policies.")

PORTFOLIO STRUCTURES

          Each Portfolio seeks to achieve its objective by investing in a number of Underlying Funds. Each Underlying Fund invests using a different investment objective and a different investment style.

INVESTMENT ADVISER

          Norwest Investment Management, Inc. ("Norwest" or the "investment adviser"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), serves as each Portfolio's investment adviser. Norwest also serves as the investment adviser and, in most cases, affiliates of Norwest serve as investment subadviser for each affiliated Underlying Fund. Norwest provides investment advice to various institutions, pension plans, and other accounts and currently manages more than $29 billion in assets. (See "Management of the Portfolios -- Investment Advisory Services".) Norwest is paid an investment advisory fee directly by each Portfolio for its services with respect to allocating and monitoring the investment of each Portfolio's assets in Underlying Funds and other investment securities.

PORTFOLIO MANAGEMENT, ADMINISTRATION, AND OTHER SERVICES

          Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., serves as the Portfolios' manager and distributor of the Portfolios' shares. Forum Administrative Services, LLC ("FAS") provides administrative services for each Portfolio. (See "Management of the Portfolios -- Management and Administration" and "Distribution and Distribution Plan".)

          Norwest Bank serves as the Portfolios' transfer and disbursing agent and custodian. (See "Management of the Portfolios-- Shareholder Servicing and Custody" and "--Management, Administration, and Distribution Services".)


PORTFOLIO SHARES

          The Portfolios offer C Shares at net asset value plus an initial sales charge of up to 1.50%. The sales charge may be reduced or waived for certain purchases. (See "Purchases and Redemptions of Shares --General Purchase Information".) The Portfolios' C Shares are subject to a distribution fee at the annual rate of 0.75% of the average daily net assets of the Portfolios' C Shares.

HOW TO BUY AND SELL SHARES

          You may purchase or redeem shares by mail, by bank wire and through your broker-dealer or financial institution. The minimum initial investment is $25,000. There is a $500 minimum subsequent investment, except for IRA and systematic investing for which the minimum subsequent investment is $150. (See "How to Buy Shares" and "How to Sell Shares".)

EXCHANGES

          You may exchange shares of a Portfolio for shares of other Portfolios at the respective net asset values next determined. (See "Other Shareholder Services-- Exchanges".)

SHAREHOLDER FEATURES

          Each Portfolio offers an Automatic Investment Plan, Automatic Withdrawal Plan, and Directed Dividend Option. Your purchases of shares may be eligible for a Reinstatement Privilege. (See "Other Shareholder Services".)

DIVIDENDS AND DISTRIBUTIONS

          The Portfolios will pay dividends of net investment income and distributions of net capital gain once each year. We reinvest your dividends and distributions in additional Portfolio shares unless you elect to have them paid in cash. (See "Dividends and Tax Matters".)

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS

          There can be no assurance that a Portfolio or Underlying Fund will achieve its investment objective, and each Portfolio's and Underlying Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio of investment securities. Upon redemption, an investment in a Portfolio or Underlying Fund may be worth more or less than its original value.

          The Portfolios seek to reduce the risk of your investment by diversifying among different asset classes of stock, bond, and money market instruments and among different fund managers. Investing in a mutual fund that holds a diversified portfolio of mutual funds provides a wider range of investment management talent and investment diversification than is available in a single mutual fund. The Portfolios are designed to provide you with a single investment that offers diverse asset classes, fund management, and fund categories. You still have, however, the risks of investing in the various asset classes, such as market risks related to stocks and bonds as well as the risk of investing in a particular Underlying Fund, such as risks related to the particular investment management style.

          "Stock risk" is the possibility that stock prices and, therefore the net asset value of stock funds, will decline over time. Smaller company and international stocks, and therefore the mutual funds that invest in these stocks, offer additional risks beyond general stock risk. "Bond risk" is the possibility that the market value of bonds, and therefore the net asset value of bond funds, will decline over time because of changes in market interest rates or issuers' ability to meet its repayment obligations.

          Investment techniques used by certain of the Underlying Funds may entail additional risks, such as the potential use of leverage through borrowings and securities lending. (See "Investment Objectives and Policies -- Additional Investment Policies and Risk Considerations.")


HOW THE PORTFOLIOS CAN HELP YOU MEET YOUR INVESTMENT NEEDS

          If you are looking for a single, convenient investment that provides broad diversification among actively managed mutual funds, the Norwest WealthBuilder II Portfolios may be appropriate for you. Our professional management team reviews, analyzes, selects, and monitors each Portfolio's Underlying Funds for you.

          Asset Allocation Strategy. Each Portfolio diversifies among asset classes. Commonly referred to as "asset allocation," this strategy can minimize the risks of investing in a single security or single class of securities. Because the performance of asset categories does not always move in the same direction at the same time, investing in a mix of asset classes can help reduce volatility. This strategy may provide more consistent returns, which may be higher or lower than a less diversified investment.

          The investment adviser allocates each Portfolio's investments among Underlying Funds that represent a broad spectrum of investment options. The stock, bond, and money market fund allocations and the range of investments are based on the degree to which the Underlying Funds (and any direct investments) selected are expected in combination to be appropriate for a Portfolio's particular investment objective. As a result of appreciation or depreciation, changes in market factors or otherwise, the percentage of a Portfolio's assets invested in various Underlying Funds will vary.

     You should invest in the Portfolios if you prefer to invest in a portfolio diversified across major asset classes of stocks, bonds, and money market instruments and investment styles and want professional, active management of a portfolio of funds from well-known fund families. The Portfolios are suitable for intermediate or long-term investing, as well as retirement savings (including IRAs and other retirement plans). Each Portfolio is designed to provide a level of exposure to the growth potential and risks of the stock market different from that provided by the other Portfolios. The Portfolios also differ in the amount of assets they allocate among stock funds that invest primarily in large capitalization, small capitalization, and international issues.

TYPES OF UNDERLYING FUNDS

     INVESTMENT COMPANIES. The Portfolios normally invest in open-end management investment companies or series thereof. The Portfolios may also invest in closed-end management investment companies and/or unit investment trusts. Each Portfolio may hold certain securities directly.

     STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

     BOND FUNDS. Bond funds invest primarily in debt securities issued by companies, municipalities, governments, or government agencies. The issuer of a bond is required to pay the bond holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

     MONEY MARKET FUNDS. Money market funds invest in U.S.-dollar denominated short-term money market instruments determined to present minimal credit risk. Under normal circumstances, the Portfolios may invest in affiliated Underlying Funds that are money market funds. The Portfolios may also invest directly in money market instruments, which include commercial paper and time deposits issued by large banks, repurchase agreements, and U.S. Government Securities.

6




--------------------------------------------------------------------------------
Expense Information
--------------------------------------------------------------------------------

          The following tables will assist you in understanding the fees and expenses you bear directly or indirectly through investing a Portfolio's C Shares. The tables do not reflect the operating expenses and investment advisory fees of the Underlying Funds. (See "Management" and "Portfolio Expenses" for more information.)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(applicable to each Portfolio)

Maximum Sales Charge on Purchases                                     1.50%(1)
  Deferred Sales Charge or Redemption Fees                             None
Exchange Fees                                                          None
--------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
     (applicable to each Portfolio)
    (as a percentage of average daily net assets)

Advisory Fee (fund selection and asset allocation services)            0.00%
12b-1 Fees(2)                                                          0.75%
Other Expenses (after fee waivers and expense reimbursements)(3)       0.50%
--------------------------------------------------------------------------------
Total Portfolio Operating Expenses                                     1.25%
________________________________________________________________________________


(1) Without waiver, Advisory Fee would be 0.35%. Without waivers and reimbursements, Other Expenses and Total Portfolio Operating Expenses for each Portfolio would be 1.57% and 2.67%, respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.
(2)  Represents fund selection and asset allocation services.
(3) The unaffiliated Underlying Funds in which a Portfolio invests may charge a Rule 12b-1 fee; in which event, shareholders of the Portfolio also indirectly bear that expense.

(4) Other Expenses include transfer agency fees payable to Norwest Bank, which currently receives remuneration from unaffiliated fund companies participating in WealthBuilder II at an annual rate of 0.25% of the average daily net assets of the amount invested in the Underlying Fund. Norwest and Norwest Bank provide investment advisory and other services to affiliated Underlying Funds and receive compensation from them. In light of this remuneration and compensation, Norwest Bank has agreed, through at least May 31, 1999, to waive the Portfolios' transfer agency and shareholder servicing fees, which normally total 0.25%. After that date, the fee waiver may be terminated, modified or continued.

          EXAMPLE. The following Example indicates the expenses you would pay on a $1,000 investment in a Portfolio's C Shares assuming: (1) a 5% annual return, (2) reinvestment of all dividends and distributions, and (3) redemption at the end of each period. This is only an example and does not represent past or future expenses or return. Actual expenses and return may be greater or less than indicated. The 5% annual return neither predicts nor represents a Portfolio's projected returns; rather, it is required by government regulation.

HYPOTHETICAL EXPENSE EXAMPLE

---------------------------------------------------------------------------------------------------------
                                            1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------

GROWTH BALANCED PORTFOLIO                   $28               $54               $83              $164
GROWTH AND INCOME PORTFOLIO                 $28               $54               $83              $164
GROWTH PORTFOLIO                            $28               $54               $83              $164

________________________________________________________________________________

     The purpose of the table above is to help you understand the various costs and expenses that you bear directly or indirectly through investing in the Portfolios.

8

                  [PICTURE OF A ROLLED UP FINANCIAL NEWSPAPER]



FINANCIAL HIGHLIGHTS

          The following table provides financial highlights for each of the Portfolios. This information represents selected data for a single outstanding C Share of each Portfolio for the fiscal year ended May 31, 1998. The information for the fiscal year ended May 31, 1998, has been audited by KPMG Peat Marwick LLP, independent auditors, whose reports dated July 21, 1998 about a Portfolio, along with the Portfolios' financial statements for the fiscal year ended May 31, 1998, and further information about each Portfolio's performance are contained in the Portfolios' Annual Report, which may be obtained from the Trust without charge. The financial statements are incorporated by reference into the SAI.

------------------------------------------------------------------------------------------------------------------
                                                            Norwest              Norwest
                                                        WealthBuilder II      WealthBuilder           Norwest
                                                        Growth Balanced        II Growth &         WealthBuilder
                                                           Portfolio         Income Portfolio        II Growth
                                                                                                     Portfolio
                                                        -----------------    -----------------    -----------------

                                                                      Fiscal year ended May 31, 1998
                                                        -----------------------------------------------------------

Net Asset Value, Beginning of Period(a)                     $10.00               $10.00               $10.00
                                                        -----------------    -----------------    -----------------
Investment Operations
  Net Investment Income (Loss)                               (0.07)                --                   0.01
  Net Realized and Unrealized Gain (Loss) on                  0.76                 0.97                 1.03
Investments
                                                        -----------------    -----------------    -----------------
Total from Investment Operations                              0.02                 0.97                 1.02
                                                        -----------------    -----------------    -----------------

Distributions from
   Net Investment Income                                     (0.03)                --                  (0.01)
                                                                                                       ------
                                                        -----------------    -----------------    -----------------
Net Asset Value, End of Period                              $10.80               $10.97               $11.01
                                                        =================    =================    =================
___________________________________________________________________________________________________________________
Total Return(b)                                              8.35%                9.75%                10.17%

Supplementary Data
  Net Assets at End of Period (in thousands)                 $9,300               $8,623               $5,695
Ratios to Average Net Assets:(c)
  Expenses                                                    1.25%                1.25%                1.25%
  Expenses (excluding expense reimbursements/fee              2.64%                2.90%                3.32%
     waivers)
  Net Investment Income (Loss)                               (0.02)%              (0.41)%               0.50%
Portfolio Turnover Rate(d)                                   20.20%                7.19%               15.60%

--------------------------------------------------------------------------------

(a)  The Portfolios commenced operations on October 1, 1997.
(b) Total Return does not include the effects of sales charges. Total return would have been lower absent expense reimbursements and/or fee waivers.

(c)  Not Annualized.
(d)  Annualized.
(e)  Portfolio turnover represents the rate of portfolio activity.

                                                                               9
                               [PICTURE OF COINS]



INVESTMENT OBJECTIVES AND POLICIES


--------------------------------------------------------------------------------
Investment Objectives.
--------------------------------------------------------------------------------

          There can be no assurance that a Portfolio or an Underlying Fund will achieve its investment objective.

          Norwest WealthBuilder II Growth Balanced Portfolio seeks a balance of capital appreciation and income.

          Norwest WealthBuilder II Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.

          Norwest WealthBuilder II Growth Portfolio seeks capital appreciation.

--------------------------------------------------------------------------------
Investment Policies.
--------------------------------------------------------------------------------

          Each Portfolio seeks to meet its investment objective by allocating among stock funds, bond funds, and money market funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds, and cash-equivalents) rather than market timing or the selection of individual stocks and bonds. For example, a study of the performance of pension funds indicated that over 90% of the pension funds' performance was determined by asset mix.

          Each Portfolio allocates its investments among stock funds, bond funds, and money market funds by investing in a combination of different types of Underlying Funds. Each Portfolio, in accordance with its investment objective, will change its allocations between types of Underlying Funds depending on changing market conditions and the risk/return characteristics of the asset classes. The following chart indicates each Portfolio's market-neutral position and range of investment in different types of Underlying Funds. The amount a Portfolio has invested in stock, bond, and money market funds at any particular time may vary from the neutral position or the range of investment due to market conditions or other factors. The investment adviser rebalances a Portfolio when the Portfolio's asset allocation deviates by five percent from the target allocation.

10

------------------------------------------------------------------------------------------------------------
            NORWEST WEALTHBUILDER II                      NEUTRAL POSITION             INVESTMENT RANGE
                   PORTFOLIO
------------------------------------------------------------------------------------------------------------

GROWTH BALANCED PORTFOLIO
Stock Funds                                                     65.00%                    50%-85%
Bond Funds                                                      33.50%                    20%-50%
Money Market Funds                                               1.50%                     0%-3%

GROWTH & INCOME PORTFOLIO
Stock Funds                                                     98.50%                    97%-100%
    Domestic Large Company                                         70.00%                    50%-90%
    Domestic Small Company                                         14.25%                     5%-30%
    International                                                  14.25%                     5%-30%
Money Market Funds                                               1.50%                    0%-3%

GROWTH PORTFOLIO
Stock Funds                                                     98.50%                    97%-100%
    Domestic Large Company                                         49.00%                    25%-81%
    Domestic Small Company                                         20.00%                     5%-45%
    International                                                  29.50%                    10%-50%
Money Market Funds                                               1.50%                     0%-3%

________________________________________________________________________________

          The investment adviser attempts to identify and select diversified portfolios of Underlying Funds based on an analysis of many factors. The investment adviser uses various analytical techniques, including quantitative techniques, valuation formulas, and optimization procedures to assess the relative attractiveness of stocks, bonds, and money market instruments. The investment adviser uses a Tactical Asset Allocation Model to identify opportunities to add value by shifting assets between stocks and bonds. The investment adviser uses a Tactical Equity Allocation Model to identify opportunities to add value by shifting assets between different equity styles, such as domestic versus international, large cap versus small cap, or value versus growth. After identifying the most and least attractive asset classes, the investment adviser considers the expected returns from and risks of an asset class before deciding whether to overweight or underweight that asset class.

          The investment adviser uses quantitative techniques to analyze and rank potential Underlying Funds based on their historic total return, volatility, and operating expenses over various time periods. The investment adviser then reviews potential Underlying Funds' investment objectives and policies. Potential Underlying Funds that rank the highest by these criteria are then subjected to further qualitative and quantitative evaluation of size, management, portfolio holdings, investment practices and policies, investment style, and other factors.

          Consistent with each Portfolio's investment objective and policies and under the general supervision of the Trust's Board of Trustees (the "Board"), the investment adviser may in response to market and other conditions select what it believes to be the optimal combination of Underlying Funds for a Portfolio. In addition, the investment adviser may, at any time, invest a Portfolio's assets in a type of Underlying Fund that is different from or in addition to those currently used or may invest directly in domestic and foreign securities and other instruments. Growth Balanced Portfolio normally will invest at least 25% of its total assets in bond funds, money market funds and debt securities.

--------------------------------------------------------------------------------
Additional Investment Policies And Risk Considerations.
--------------------------------------------------------------------------------

          The net asset values of Underlying Funds that use certain investment strategies, such as leverage and trading in options and futures, may be more volatile than the net asset values of other Underlying Funds. The value of the shares of an Underlying Fund that is concentrated in an industry may be subject to greater market fluctuation than an investment in an Underlying Fund that invests in a broader range of securities. No Portfolio will invest 25% or more of its assets in Underlying Funds that concentrate their investments in any one industry.

          If a Portfolio focuses its investment in only a few Underlying Funds, the Portfolio may be exposed to greater risk than if it were to invest in a greater number of Underlying Funds. The Portfolios (and many of the Underlying Funds) are diversified within the meaning of the 1940 Act. The level of diversification a Portfolio obtains from being invested in a number of Underlying Funds reduces the risk associated with an investment in a small number of Underlying Funds or a single Underlying Fund. This risk is further reduced because each Underlying Fund's investments are also spread over a range of issuers and industries.

          An Underlying Fund may redeem a Portfolio's investment wholly or in part by an in-kind distribution of securities from its portfolio in lieu of cash. In such cases, the Portfolio may hold the securities distributed by an Underlying Fund until the investment adviser determines that it is appropriate to dispose of such securities.

          The Investment Company Act of 1940 (the "1940 Act") currently restricts the Portfolios' ability to invest in shares of unaffiliated Underlying Funds; the investment adviser at times may have to select alternative investments. The 1940 Act also provides that an Underlying Fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Accordingly, if the Underlying Fund is an "open-end" fund, the Portfolio will consider shares of the Underlying Fund owned by the Portfolio in excess of 1% of the Underlying Fund's outstanding securities to be illiquid. (See "Investment Objectives and Policies -- Illiquid Securities.")

          Investment decisions for the Underlying Funds are made independently of the Portfolios and their investment adviser. One Underlying Fund, therefore, may purchase shares of an issuer whose shares are being sold by another Underlying Fund, resulting in an indirect cost to a Portfolio without accomplishing any investment purpose. The Portfolios may purchase shares of no-load funds that are available without a transaction fee and load funds that are available to the Portfolios without a sales charge.

          The investment adviser uses the same conditions and criteria to select affiliated and unaffiliated funds, except that the Portfolios normally will invest all of their assets allocated to money market funds in affiliated money market funds.

          STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

12


          Large company stock funds normally invest in U.S. companies with large and mid-size market capitalization. These companies generally have a market capitalization in excess of $1.5 billion. Many of these companies' stocks are included in the Standard & Poor's 500 Composite Stock Index, a widely recognized, unmanaged index of common stock prices. The Underlying Funds that invest in these stocks, and indirectly the Portfolios, are exposed to the possibility that stock prices, and therefore the net asset value of stock funds, may decline over short or even extended periods ("stock-market risks"). The investment adviser believes that a diverse portfolio of large company stock funds, each holding a diverse portfolio of stocks of various industries, should tend to reduce stock market risk.

          Small company stock funds invest in companies with a market capitalization below that of large and mid-size companies. The market capitalization of these companies currently is less than $1.5 billion. Small company stocks have historically been characterized by greater total returns, greater volatility of price and returns, and lower dividend yields than large company stocks. The greater price volatility may result from there being less market liquidity and publicly available information regarding small company stocks than large company stocks. Generally, fewer investors monitor the activities of small companies than large companies. The investment adviser believes that a diverse portfolio of small company stock funds, each holding a diverse portfolio of small company stocks of various industries, should tend to reduce the risks associated with small company stocks.

          International stock funds generally invest in the securities of foreign issuers. The Portfolios' investments in international stock funds involves risks similar to those of investing directly in foreign stocks. Foreign stocks are stocks issued by publicly traded companies from all countries except the United States. The Portfolios will invest only in stock funds that invest primarily in publicly traded stock of foreign issuers. The Underlying Funds' investments may be denominated in foreign currencies, with the value of these investments affected by changes in currency exchange rates versus the U.S. dollar in addition to normal market fluctuations. The exchange rate between the U.S. dollar and foreign currencies is determined by the forces of supply and demand in foreign exchange markets, by changes in interest rates, as well as by political and economic factors. Other risks and considerations of international investing include: differences in accounting, auditing, and financial reporting standards; generally higher transaction costs on foreign portfolio transactions; small trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on portfolio holdings, which may reduce dividend income payable to shareholders; the possibility of expropriation, nationalization, or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital. These international investment risks are present when investing in both developed and developing emerging markets. Some of the Underlying Funds may attempt to hedge against currency fluctuations by entering into currency futures, options, or forward contracts. The risks of such investments are discussed below.

          As a portion of its foreign stock fund allocations and subject to its investment objective, a Portfolio may invest up to 15% of its net assets in Underlying Funds that invest primarily in developing or emerging market countries. These countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed market countries. A developing or emerging market country generally is considered to be in the initial stages of industrialization. The risks of investing in developing or emerging markets are similar to but greater than the risks of investing in developed foreign markets.

          As a part of their stock fund allocations, the Portfolios may also invest in Underlying Funds that invest primarily in stock of issuers located throughout the world, including the United States. As these funds may invest in both developed and emerging market countries, they share the risks associated with investments in both markets, as discussed above. In addition, because these funds may also invest in the United States, they expose a Portfolio to the risks associated with investing in the stock of U.S. issuers.

          BOND FUNDS. Bond funds seek current income and invest primarily in short- or longer-term U.S. government obligations, investment-grade corporate-debt obligations, and highly rated mortgage-backed and other asset-backed securities. Bond funds are subject to the potential for decline in the market value of bonds, and therefore bond funds, due to interest rate changes or the ability of an issuer to meet its obligations ("bond risk"). The Underlying Funds may invest in bonds having either floating- or fixed-interest rates. Bond funds also may invest in repurchase agreements collateralized by eligible investments.

          The Underlying Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and government-sponsored enterprises, including bills, notes, bonds, discount notes, and stripped government securities ("U.S. Government securities"). Not all U.S. Government securities are backed by the full faith and credit of the United States. If it were not obligated to do so, there can be no assurance that the U.S. Government would provide financial support for U.S. Government securities issued by its agencies, instrumentalities, and government-sponsored enterprises.

          The Underlying Funds also may invest in mortgage- and other asset-backed securities. Mortgage-backed securities are collateralized by pools of mortgage loans and may be assembled by various governmental agencies and government-sponsored enterprises, such as GNMA, FNMA, and FHLMC. Asset-backed securities may be secured by company receivables, home equity loans, truck and auto loans, leases, or credit-card receivables. When interest rates decline, there is an increased likelihood that the mortgages or other assets underlying mortgage- or other asset-backed securities will be pre-paid, resulting in the loss of any unamortized premium paid for the securities and the probability of having to reinvest the proceeds at lower rates. The Portfolios will not select Underlying Funds that invest primarily in non-investment grade asset-backed obligations.

          The market value of the Underlying Funds' debt investments changes in response to interest-rate fluctuations and other factors. During periods of falling interest rates, the values of outstanding debt securities generally rise; conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the rating of any debt security by a nationally recognized statistical rating organization ("NRSRO") and in the ability of an issuer to make payments of interest and repayments of principal also affect the value of these

14

          investments. Except under default conditions, changes in the value of portfolio securities do not affect cash income derived from these securities but do affect the Underlying Funds' net asset values.

          A Portfolio may invest in "balanced funds," which are funds that normally seek to invest substantial portions of their assets in both stocks and bonds or preferred stock. Generally, a balanced fund must invest at least 25% of its assets in fixed income senior securities. A Portfolio's investment in a balanced fund exposes the Portfolio to the risks, described above, of an investment in both a stock fund and a bond fund, because balanced funds invest in both of these instruments. Each Portfolio may invest more than 5% of its assets in balanced funds.

          Money  Market  Funds.   Money  market  funds  invest  in  U.S.  dollar
          denominated short-term money market instruments determined by the fund's investment adviser to present minimal credit risk. The Portfolios may also invest directly in money market instruments. Eligible instruments include:

          1. Bank certificates of deposit, time deposits, or bankers' acceptances of domestic banks (including their foreign branches), U.S. branches of foreign banks, and foreign branches of foreign banks, having capital, surplus, and undivided profits in excess of $100 million.

          2. Commercial paper rated in one of the two highest rating categories by an NRSRO, or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue.

          3. Obligations issued or guaranteed by the U.S. Government or its agencies, instrumentalities, or government-sponsored enterprises.


          4. Repurchase agreements involving obligations that are suitable for investment under the categories set forth above.


          Closed-End Funds. A closed-end fund has a fixed number of shares. While an open-end investment company must redeem its shares at net asset value when tendered for redemption by a shareholder, a closed-end investment company is not so required. Instead, shares of closed-end investment companies trade on exchanges and over the counter like conventional stocks.

          Shares of a closed-end investment company may, and typically do, trade at a discount to net asset value. In addition, there may be no readily available market for closed-end investment company shares, in which case the shares are generally considered illiquid and subject to a Fund's restriction on holding illiquid securities.

          Borrowing. As a fundamental policy, each Portfolio may borrow money from banks or by entering into reverse repurchase agreements and will limit bank borrowings to amounts not in excess of 33 1/3% of the value of the Portfolio's total assets. Bank borrowing for other than temporary or emergency purposes or meeting redemption requests is not expected to exceed 5% of the value of any Portfolio's assets. Irrespective of the Portfolio's policy on borrowings, each Portfolio may enter into reverse repurchase agreements as described above (transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date).

          Illiquid Securities. No Portfolio may invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board). Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might also have to register restricted securities in order to dispose of them, resulting in expense and/or delay. A Portfolio might not be able to dispose of restricted or other securities promptly or at reasonable prices and, thereby, might experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

          An institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"), including repurchase agreements and foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act, the investment adviser may determine that such securities are not illiquid securities under guidelines adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be illiquid.

          Repurchase Agreements and Lending Of Portfolio Securities. Each Portfolio may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers, and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Portfolio may have difficulty in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

          Repurchase agreements are transactions in which a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price and future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Portfolio lends a security, it receives payment from the borrower or interest from investing cash collateral. The Trust maintains possession of the purchased securities and the collateral in lending transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. A Portfolio may pay fees to arrange securities loans and will limit securities lending to not more than 33 1/3% of the value of its total assets.

16


          Each Portfolio may invest a certain portion of its cash reserves in repurchase agreements or an affiliated Underlying Fund that is a money market fund. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and serves as a short-term defense during periods of unusual volatility.

          Portfolio Turnover. The Portfolios anticipate that their annual portfolio turnover rate will not exceed 100%; there can be no guarantee, however, that a Portfolio's turnover rate, which is based on the turnover rate of the Underlying Funds, will be less than 100%.

          Investment Policies. Each Portfolio's investment objective and fundamental investment policies may not be changed without approval of the holders of a majority of the Portfolio's outstanding voting securities. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of each Portfolio are not fundamental and may be changed by the Board without shareholder approval. All investment policies relate to each Portfolio and, unless otherwise noted, not to a portion of a Portfolio that invests in a particular investment style. A further description of the Portfolios' investment policies, including additional fundamental policies, is contained in the SAI.

          Year 2000 And Euro. The Portfolios could be adversely affected if the computer systems used by the investment adviser and other service providers (and in particular foreign service providers) to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Portfolios' investments.

          Norwest and Forum are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Portfolios' other major service providers. While the Portfolios do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios.

                       [PICTURE OF FINANCIAL NEWSPAPERS]

MANAGEMENT OF THE PORTFOLIOS

          General Oversight of the Portfolios. The Board meets regularly to review the Portfolios' general policies, investments, performance, expenses, and other business affairs. The Board consists of eight persons.

          Investment Advisory Services. Subject to the general supervision of the Board, Norwest makes investment decisions for the Portfolios and continuously reviews and determines the allocation of the assets of the Portfolios among the Underlying Funds. Norwest, located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1998 Norwest Corporation had assets of approximately $93.2 billion. Norwest currently manages more than $29 billion in assets.

          Advisory Fees. For its services, Norwest is entitled to receive investment advisory and allocation fees from each Portfolio at the annual rate 0.35% of the Portfolio's average daily net assets.

          Portfolio Managers. Many persons on the advisory staff of Norwest contribute to the investment services provided to the Portfolios. Galen Blomster, Ph.D., CFA, Vice President & Director of Research and Amala Thakkar, CFA, Institutional Product Manager are primarily responsible for day-to-day management and allocation services and have been since the inception of each Portfolio. Mr. Blomster and Ms. Thakkar have been employed by Norwest since 1977 and 1994, respectively. Prior to joining Norwest, Ms. Thakkar worked for ATE Enterprises in Bombay, India, as manager of corporate planning. In addition to their responsibilities for the Portfolios, each portfolio manager may perform portfolio management and other duties for other funds of the Trust and for Norwest Bank.

          Management and Administration. As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services  for which it is  obligated  to pay)  other  than  investment advisory services. In this capacity Forum provides the Trust with general office facilities and persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Portfolios by others, including the Portfolios' custodian, transfer agent, accountants, auditors, and legal counsel.

          FAS is responsible for performing or overseeing certain administrative services necessary for the Trust's operations with respect to the Portfolios including, but not limited to: (1) assisting in the preparation, printing, and periodic updating of the Trust's registration statement, Prospectuses, and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC, and state and other securities administrators; (2) assisting in the preparation of proxy and information statements and any other communications to shareholders; (3) assisting the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assisting in preparation of periodic compliance reports; (4) preparing, filing, and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws, and minutes of meetings of Trustees, Board committees, and shareholders; (5) monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (6)

18

          calculating of performance data for dissemination to information services covering the investment company industry, for sales literature of the Trust, and other appropriate purposes; and (7) determining the amount of and supervising the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended, and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

          As  of  August  31,  1998  Forum  and  FAS  provided   management  and
          administrative services to registered investment companies and collective investment funds with assets of approximately $38 billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services with respect to each Portfolio, Forum and FAS each are entitled to receive a fee at an annual rate of 0.05% of the Portfolio's average daily net assets.

          Pursuant to a separate agreement, Forum Accounting Services, LLC ("Forum Accounting") provides portfolio accounting services to each Portfolio. Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies that together provide a full range of services to the investment company and financial services industry. As of October 1, 1998, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

          Distribution and Distribution Plan. Forum acts as distributor of the Portfolios' shares. The Trust may compensate Forum under a distribution plan adopted under Rule 12b-1 under the 1940 Act (the "Distribution Plan") by the Trust for the Portfolio's shares. Forum, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of shares. The Distribution Plan authorizes monthly payments at an annual rate of up to 0.75% of the Portfolios' average daily net assets.

          Payments under the Distribution Plan may be made for various types of costs, including: (1) advertising expenses; (2) costs of printing prospectuses and other materials to be given or sent to prospective investors; (3) expenses of sales employees or agents of Forum, including salary, commissions, travel, and related expenses in connection with the distribution of shares; (4) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of shares; and (5) payments to banks, trust companies, broker-dealers (other than Forum) or other financial organizations
          (collectively, "Processing Organizations"). Payments to a particular Processing Organization under the Distribution Plan are calculated by reference to the average daily net assets of shares owned beneficially by investors who have a brokerage or other service relationship with the Processing Organization. A Portfolio will not be liable for distribution expenditures made by Forum in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the annual limit may not be carried forward to future years. Salary expenses of sales personnel responsible for marketing various shares of portfolios of the Trust may be allocated to those portfolios, including shares of a Portfolio, that have adopted a plan similar to that of the Portfolios. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

          Forum receives no fees for its services as the distributor of the shares. From its own resources, Forum may pay fees to broker-dealers or other persons for distribution or other services related to the Portfolios.

          Transfer and Shareholder Services Agent. Norwest Bank which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, serves as transfer and shareholder services agent for each Portfolio. As transfer agent, Norwest Bank maintains an account for each Portfolio shareholder (unless such accounts are maintained by sub-transfer agents or other processing agents), performs other transfer agency functions, and acts as dividend disbursing agent for the Trust. The transfer agent may subcontract any or all of its functions with respect to all or any portion of the Portfolios' shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the transfer agent. Sub-transfer agents and processing agents may be "Service Organizations" as described under "How to Buy Shares -- Purchase Procedures". The transfer agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the transfer agent with respect to the Portfolios. For its services, Norwest Bank is entitled to receive a fee with respect to each Portfolio at an annual rate of 0.25% of its average daily net assets.

          Norwest Bank also serves as each Portfolio's custodian and may appoint subcustodians for any securities and other assets held in depositories. For its custodial services, Norwest Bank is entitled to receive a fee with respect to each Portfolio at an annual rates of:
          0.02% of the first $100 million of a Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets, and 0.01% of the Portfolio's remaining average daily net assets. No fee is directly payable by a Portfolio to the extent the Portfolio is invested in one or more Underlying Funds.

          Portfolio Expenses. Subject to the obligation of Norwest and Norwest Bank to waive fees and/or reimburse the Trust for certain expenses of the Portfolios, each Portfolio is responsible for all expenses related to its operations. Each Portfolio bears all costs of its operations other than expenses specifically assumed by the investment adviser. The costs borne by each Portfolio include a pro rata portion of the following: the Portfolio's share of the expenses of the Underlying Funds in which a Portfolio invests (borne indirectly by the Portfolio's shareholders); legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Portfolio's shares for sale with the SEC and with complying with various state securities laws and regulations; expenses of obtaining quotations on portfolio securities and pricing of the Portfolio's shares; a portion of the expenses of maintaining the Portfolio's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies, and prospectuses. Trust expenses directly attributed to the Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series. The investment adviser has undertaken voluntarily to waive a portion of its fees and or assume certain expenses of each Portfolio, if necessary, in order to limit total Portfolio expenses excluding taxes, interest, brokerage commissions and other Portfolio transaction expenses and extraordinary expenses to 1.25% of the Portfolio's average daily net assets. If expense reimbursements are required, they are made on a monthly basis.

          Each Portfolio service provider may elect to waive all or a portion of its fees, which are accrued daily and paid monthly. Any such waivers have the effect of increasing a Portfolio's performance for the period during which the waiver is in effect. Except as described above, fee waivers are voluntary and may be reduced or eliminated at any time.

          Each service provider to the Trust or its agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are Portfolio shareholders. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Portfolio.

                               [PICTURE OF GLOBE]


PURCHASES AND REDEMPTIONS OF SHARES

Shares are continuously sold and redeemed at a price equal to their net asset value next determined plus any applicable sales charge, after receipt of an order on every weekday except customary national holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas) and Good Friday ("Portfolio Business Day").

--------------------------------------------------------------------------------
General Purchase Information
--------------------------------------------------------------------------------

          You may invest in the Portfolios directly or through certain financial institutions. If you invest directly in a Portfolio, you are the shareholder of record. All transactions in the Portfolios' shares are effected through the transfer agent, which accepts orders for redemptions and subsequent purchases only from shareholders of record and new investors. Shareholders of record receive from the Trust periodic statements listing all account activity during the statement period. You must pay for your shares in U.S. dollars by check written to the Trust (drawn on a U.S. bank), by bank or federal funds wire transfer, or by Automatic Clearing House (ACH) electronic bank transfer; cash cannot be accepted.

          When you sign your application for a new Portfolio account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Trust to withhold 31% of your distributions and redemptions.

          Each Portfolio offers C Shares with an initial sales charge of 1.0%.

          Purchase orders received by the transfer agent prior to the close of regular trading on the New York Stock Exchange ("NYSE") on any Portfolio Business Day are priced at the net asset value determined that day (the "trade date"). Orders received by financial institutions prior to the close of regular trading on the NYSE on a Portfolio Business Day also are priced at the net asset value determined that day, provided the order is received by the Trust prior to 4:00 p.m. (Eastern time). For shares purchased through a financial institution that transmits its orders to the Portfolio, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

          Forum may pay a broker-dealers' reallowance to selected broker-dealers purchasing shares as principal or agent, which may include banks, bank affiliates, and Processing Organizations. Normally, Forum reallows discounts to selected broker-dealers. Forum reallows the entire sales charge to selected broker-dealers for all sales orders placed with Forum. The broker-dealers' reallowance may be changed from time to time. Forum may make additional payments (out of its own resources) to selected broker-dealers of up to 1.00% of the value of Portfolio shares purchased at net asset value.

          In addition, from time to time and at its own expense, Forum may provide compensation, including financial assistance, to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns, or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements, and lodging; (2) tickets for entertainment events; and (3) merchandise. In some instances, this compensation may be made available only

22


          to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Funds or who charge an asset based fee (whether or not they have a fiduciary relationship with their clients).

          No sales charge is assessed on purchases: (1) by any bank, trust company, or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended); (2) by Trustees and officers of the Trust; directors, officers, and full-time employees of Forum, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor, or direct descendant (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; or
          (3) by any registered investment adviser with whom Forum has entered into a share purchase agreement and that is acting on behalf of its fiduciary customer accounts. Shares sold without a sales charge may not be resold except to the Portfolios, and share purchases must be made for investment purposes.

          Reinstatement Privilege. If you have redeemed a Portfolio's shares, you may, within 60 days following the redemption, purchase shares, without payment of an additional a front-end sales charge, in any of the Portfolios in an amount up to the amount of your redemption. If you want to exercise this "Reinstatement Privilege", please contact the Trust for further information.

          Investors  In Other Fund  Families.  No sales  charge is  assessed  on purchases of C Shares of a Portfolio with the proceeds of a redemption, within the preceding 60 days, of shares of a mutual fund that imposed on the redeemed shares at the time of their purchase a sales charge equal to or greater than that applicable to the C Shares of that Portfolio. You should contact the Trust for further information and to obtain the necessary forms.

          Reduced Initial Sales Charges. To qualify for a reduced sales charge, you or your Processing Organization must notify the transfer agent at the time of purchase of your intention to so qualify and you must provide the transfer agent with sufficient information to verify that your purchase qualifies for the reduced sales charges, which are as follows:


--------------------------------------------------------------------------------

                                                                SALES CHARGE
                                                             AS A PERCENTAGE OF
                                               -----------------------------------------------
                                 BROKER-DEALERS'
                                REALLOWANCE AS A
                                  PERCENTAGE OF
AMOUNT OF PURCHASE                                OFFERING PRICE         NET ASSET VALUE         OFFERING PRICE

$25,000 up to $250,00                                  1.5%                   1.52%                   1.50%
$250,000 up to $500,000                               1.25%                   1.27%                   1.25%
$500,000 up to 1,000,000                              1.00%                   1.01%                   1.00%
$1,000,000 and up                                     0.75%                   0.76%                   0.75%

________________________________________________________________________________

          Reduced sales charges may be modified or terminated at any time and are subject to confirmation of your holdings. Further information about reduced sales charges is contained in the SAI.

          Self-Directed 401(k) Programs. Purchases of Portfolio shares through self-directed 401(k) programs and other qualified retirement plans offered by Norwest Bank, Forum or their affiliates in accumulated amounts of less than $100,000 are subject to a reduced sales charge applicable to a single purchase of $100,000.

HOW TO BUY SHARES

--------------------------------------------------------------------------------
Minimum Investment
--------------------------------------------------------------------------------

          There is a $25,000 minimum initial investment in the Portfolios. There is a $500 minimum for subsequent purchases of Portfolio shares, except for IRA and systematic investing where the subsequent investment minimum is reduced to $150. The investment adviser may in its discretion waive the investment minimums.


--------------------------------------------------------------------------------
Purchase Procedures
--------------------------------------------------------------------------------

Initial Purchases.  There are three ways to purchase shares initially.
                                                            ----------
1. BY MAIL. You may send a check along with a completed account application to the Trust at the address listed under "Account Application". Checks are accepted at full value subject to collection. If a check does not clear, the purchase order is canceled, and you are liable for any losses or fees incurred by the Trust, the transfer agent or the distributor.

         For individual or Uniform Gift to Minors Act accounts, the check used must be made payable to Norwest WealthBuilder II Portfolios ["Portfolio Name"] or to one or more owners of that account and endorsed to Norwest WealthBuilder II Portfolios ["Portfolio Name"]. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, your check to purchase Portfolio shares must be made payable on its face to "Norwest WealthBuilder II Portfolios" ["Portfolio Name"]. No other methods of payment by check are accepted.

2. By Bank Wire. You may make an initial investment in a Portfolio using the wire system for transmittal of money among banks. You should first telephone the transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number. You then should instruct your bank to wire the money immediately to:

         NORWEST BANK MINNESOTA, N.A.
         ABA 091 000 019
         FOR CREDIT TO:  NORWEST WEALTHBUILDER II PORTFOLIOS
         0844-131
         RE:      [NAME OF PORTFOLIO]
                  ACCOUNT NO.:
                  ACCOUNT NAME:

         You then should promptly complete and mail the account application form. Your bank may impose a charge on you for transmitting the money by bank wire. The Trust does not charge for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. Through Financial Institutions. You may purchase and redeem shares through Processing Organizations. The transfer agent, Forum, and their affiliates may be Processing Organizations. Processing Organizations may receive as a broker-dealer's reallowance a portion of the sales charge paid by their customers who purchase C Shares, may receive payments from Forum with respect to sales of C Shares, and may receive payments as a processing agent from the transfer agent.

24

          In addition, financial institutions, including Processing Organizations, may charge you a fee for their services; they are responsible for promptly transmitting purchase, redemption, and other requests to the Portfolios.

          If you purchase shares through a Processing Organization, you are subject to the procedures of that Processing Organization, which may include charges, limitations, investment minimums, cutoff times, and restrictions in addition to, or different from, those applicable to shareholders who invest in a Portfolio directly. You should acquaint yourself with the Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information that the Processing Organization has provided to you. If you purchase Portfolio shares through a Processing Organization, you may or may not be the shareholder of record and, subject to the Processing Organization's and the Portfolios' procedures, you may have Portfolio shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

          Certain shareholder services may not be available to you if you have purchased shares through a Processing Organization. You should contact your Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn would provide you with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to you or other customers.

--------------------------------------------------------------------------------
Subsequent Purchases
--------------------------------------------------------------------------------

     Subsequent purchases may be made by mailing a check, by sending a bank wire, or through your Processing Organization as indicated above. All payments should clearly indicate your name and account number.

--------------------------------------------------------------------------------
Account Application
--------------------------------------------------------------------------------

     You may obtain an account application to open an account by writing the Trust at the following address:

         NORWEST WEALTHBUILDER II PORTFOLIOS
         [NAME OF PORTFOLIO]
         NORWEST BANK MINNESOTA, N.A.
         TRANSFER AGENT
         733 MARQUETTE AVENUE
         MINNEAPOLIS, MN 55479-0040

     To participate in shareholder services not referenced on your account application or to change information on your account (such as addresses), please contact the Trust. The Trust reserves the right in the future to modify, limit, or terminate any shareholder privilege upon appropriate notice and to charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate any privilege and participation in any program at any time by writing the Trust.

--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------

          Portfolio shares are continuously sold on every Portfolio Business Day. The purchase price for Portfolio shares equals their net asset value next-determined after receipt of an order plus any applicable sales charge imposed at the time of purchase.

          Portfolio shares are entitled to receive dividends and distributions as of the first Portfolio Business Day after a purchase order is accepted. The Trust reserves the right to reject any purchase order for shares.

26


HOW TO SELL SHARES

--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------

     You may sell your Portfolio shares (redeem) at their net asset value on any Portfolio Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

     Your Portfolio shares are redeemed as of the next determination of the Portfolio's net asset value following receipt by the transfer agent of your redemption order in proper form (and any supporting documentation that the transfer agent may require). You are not entitled to receive dividends declared on your redeemed shares after the day the redemption becomes effective.

     Normally, your redemption proceeds are paid immediately, but in no event later than seven days following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase your shares being redeemed has been cleared by your bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers or ACH (Automatic Clearing House). Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address. Your right of redemption may not be suspended nor the payment date postponed for more than seven days after the tender of the shares to a Portfolio, except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Portfolio of its portfolio securities or determination by the Portfolio of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

--------------------------------------------------------------------------------
Redemption Procedures
--------------------------------------------------------------------------------

     If you have invested through a Processing Organization, you may redeem your shares through the Processing Organization as described above. If you have invested directly in a Portfolio, you may redeem your shares as described below. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire, you must elect these options by properly completing the appropriate sections of your account application form. These privileges may not be available until several weeks after your application is received.

1. By Mail. You may redeem shares by sending a written request to the transfer agent. You must sign all written requests for redemption with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters".)


2. By Telephone. If you have elected telephone redemption privileges, you may make a telephone redemption request by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your account number, the exact name in which your shares are registered and the your social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to your record address or, if you have elected wire redemption privileges, wire the proceeds. (See "How to Sell Shares -- Other Redemption Matters".)

3. By Bank Wire. For redemptions of more than $5,000, if you have elected wire redemption privileges, you may request a Portfolio to transmit the redemption proceeds by federal funds wire to a bank account you have designated in writing. To request bank wire redemptions by telephone, you also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the transfer agent.


--------------------------------------------------------------------------------
Other Redemption Matters
--------------------------------------------------------------------------------

     To protect against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) instruction to change your record name; (2) modification of a designated bank account for wire redemptions; (3) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan, (4) dividend and distribution election;
     (5) telephone redemption; (6) exchange option election or any other option election in connection with your account; (7) written instruction to redeem shares whose value exceeds $50,000; (8) redemption in an account in which the account address has changed within the last 30 days; (9) redemption when the proceeds are deposited in a Portfolio account under a different account registration; and (10) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

     Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association, or other eligible institution that is authorized to guarantee signatures and is acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     You must elect telephone redemption or exchange privileges. The Trust and transfer agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and transfer agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of telephone instructions immediately upon receipt of your confirmation statements. During times of drastic economic or market changes, telephone redemption, and exchange privileges may be difficult to implement. In the event that you are unable to reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Portfolio account whose aggregate net asset value is less than $1,000 immediately following any redemption.

28


OTHER SHAREHOLDER SERVICES

--------------------------------------------------------------------------------
Exchanges
--------------------------------------------------------------------------------

     You  may  exchange   your  shares  for  C  Shares  of  the  other   Norwest
     WealthBuilder II Portfolios. For information, please contact the transfer agent.

     The Portfolios do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Trust reserves the right, however, to limit excessive exchanges by you or to impose a fee per exchange over a minimum amount. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Portfolio into which you are exchanging.

     Exchanges may only be made between identically registered accounts or by opening a new account. You must submit a new account application to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which your exchange is being made. You may only exchange into a Portfolio if that Portfolio's shares may legally be sold in your state of residence.

     Under federal tax law, the Portfolios treat an exchange as a redemption and a purchase. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice. (See "Additional Purchase and Redemption Information" in the SAI.)

     Sales Charges. The exchange of C shares may result in additional sales charges. If you exchange into a Portfolio that imposes an initial sales charge, you must pay an amount equal to any excess of that Portfolio's initial sales charge attributable to the number of shares being acquired in the exchange over any initial sales charge you paid for the shares being exchanged. For example, if you paid a 1% initial sales charge in connection with a purchase of shares and then exchanged those shares into shares of another Portfolio subject to a 1.5% sales charge, you would pay the differential sales charge on the exchange. C shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that applicable to the shares on which the dividends or distributions were paid.

1. Exchanges By Mail. You may make exchanges by mail by writing to the transfer agent and sending any share certificates for the shares to be exchanged. You must sign all written requests for exchanges and endorse all certificates with signature guaranteed. (See "How to Sell Shares -- Other Redemption Matters".)

2. Exchanges By Telephone. If you have elected telephone exchange privileges, you may make a telephone exchange request by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your account number, the exact name in which your shares are registered and your social security or taxpayer identification number. (See "How to Sell Shares -- Other Redemption Matters".)

--------------------------------------------------------------------------------
Automatic Investment Plan
--------------------------------------------------------------------------------

     Under the Portfolios' Automatic Investment Plan, you may authorize monthly amounts of $150 or more to be withdrawn automatically from your designated bank account (other than a passbook savings account) and sent to the transfer agent for investment in Portfolio shares. If you wish to use this plan, you must complete an application, which may be obtained by writing or calling the transfer agent. The Trust may modify or terminate your automatic investment plan in the event that the Trust is unable to settle any transaction with your bank. If the Automatic Investment Plan is terminated before your account totals $25,000, the Trust reserves the right to close your account in accordance with the procedures described under "How to Sell Shares -- Other Redemption Matters".

--------------------------------------------------------------------------------
Retirement Accounts
--------------------------------------------------------------------------------

     The Portfolios may be a suitable investment vehicle for part or all of the assets you hold in Traditional or Roth individual retirement accounts
     (collectively, "IRAs"). An IRA account application may be obtained by contacting the Trust at 1-800-338-1348 or 1-612-667-8833. Generally, investment earnings in an IRA are tax-deferred until you withdraw them. In the case of a Roth IRA, if certain requirements are met, your investment earnings will not be taxed even when you withdraw them. You generally may make IRA contributions of up to a maximum of $2,000 annually. Only contributions to your Traditional IRAs are tax deductible. However, your deduction may be reduced if you or, in some cases, your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to make contributions to a Roth IRA is restricted if you (or, in some cases, you and your spouse) have adjusted gross income above certain levels.

     Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan", established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of the your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of the your earned income or $160,000.

     The foregoing discussion regarding IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. You should consult your tax advisors with respect to their specific tax situation as well as with respect to state and local taxes.

30

--------------------------------------------------------------------------------
Automatic Withdrawal Plan
--------------------------------------------------------------------------------

     If you have shares in a single account that total $25,000 or more, you may establish an automatic withdrawal plan to provide for the preauthorized payment from your account of $250 or more on a monthly, quarterly, semi-annual, or annual basis. Under the automatic withdrawal plan, sufficient shares in your account are redeemed to provide your periodic payment and any taxable gain or loss is recognized upon redemption of the shares. If you wish to use the withdrawal plan, you may do so by completing an application which may be obtained by writing or calling the transfer agent. The Trust may suspend your withdrawal privileges without notice if your account contains insufficient funds to effect a withdrawal or if your account balance averages less than $25,000 over a period of twelve (12) months.

--------------------------------------------------------------------------------
Reopening Accounts
--------------------------------------------------------------------------------

     You may reopen an account, without filing a new account application form, at any time within one year after the your account is closed, provided that the information on the account application form on file with the Trust is still current.

                                                                              31
DIVIDENDS AND TAX MATTERS

--------------------------------------------------------------------------------
Dividends
--------------------------------------------------------------------------------

     Dividends of each Portfolio's net investment income are declared and paid annually. Distributions of any net capital gain realized by a Portfolio are distributed annually.

     You may choose to have dividends and distributions of a Portfolio reinvested in shares of that Portfolio (the "Reinvestment Option") or to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of certain series of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a series of the Trust.

     Under  the  Reinvestment  Option,  all  of  a  Portfolio's   dividends  and
     distributions are automatically invested in additional shares of that Portfolio. All dividends and distributions are reinvested at a Portfolio's net asset value as of the payment date of the dividend or distribution. You are assigned this option unless you select another option. Under the Cash Option, all dividends and distributions are paid to you in cash. Under the Directed Dividend Option, if you own shares of a Portfolio totaling $25,000 or more in a single account, you may elect to have all dividends and distributions reinvested in shares of another series of the Trust, provided that those shares are eligible for sale in your state of residence. For further information concerning the Directed Dividend Option, please contact the transfer agent.

--------------------------------------------------------------------------------
Tax Matters
--------------------------------------------------------------------------------

     Each Portfolio intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, no Portfolio will be liable for federal income and excise taxes on the net investment income and net capital gain distributed to its shareholders. Because each Portfolio intends to distribute all of its net investment income and any net capital gain each year, each Portfolio should thereby avoid all federal income and excise taxes.

     Dividends paid by a Portfolio out of its net investment income (including net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in a Portfolio. Distributions of net capital gain may be taxable at different rates depending on the length of time a Portfolio holds its assets. If you hold shares for six months or less and during that period receive a distribution of net capital gain, any loss realized on the sale of the shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Portfolio paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after your purchase of shares, although in effect a return of capital to you, will be taxable to you as described above.

32


     Dividends or distributions received by a shareholder that is exempt from federal income tax, such as a qualified pension plan, generally will not be taxable to that shareholder.

     To the extent a Portfolio or one of its Underlying Funds invests in the stock of domestic issuers, dividends received by corporate shareholders of the Portfolio may qualify for the dividends received deduction for corporations. The amount of such dividends eligible for the dividends received deduction is limited to the amount of qualifying dividends from domestic corporations received during a Portfolio's fiscal year.

     Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to you if you fail to provide the Portfolio with a correct taxpayer identification number or to make required certifications, or if you are subject to backup withholding.

     Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Portfolio will be mailed to shareholders shortly after the close of each calendar year.

OTHER INFORMATION

--------------------------------------------------------------------------------
Banking Law Matters
--------------------------------------------------------------------------------

     Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, or custodian to a fund and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Norwest and any bank or other bank affiliate also may perform Processing Organization or similar services for the Portfolios and their shareholders. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Portfolios could occur and you, if you were serviced by the bank or bank affiliate, might no longer be able to avail yourself of those services. It is not expected that you would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------
Determination Of Net Asset Value
--------------------------------------------------------------------------------

     The Portfolios determine the net asset value of their shares as of 4:00 p.m., Eastern time, on each Portfolio Business Day by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or pursuant to procedures approved by the Board. The Portfolios only determine net asset value on Portfolio Business Days.

     The Underlying Funds are valued at their respective net asset values as determined by those funds. The Underlying Funds that are money market funds value their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The other Underlying Funds value their portfolio securities based on market quotes if they are readily available.

     European, Far Eastern, and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Portfolio Business Day. Trading in foreign securities, however, may not take place on all Portfolio Business Days or may take place on days that are not Portfolio Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Portfolio or Underlying Fund may make an adjustment to the value of the securities for purposes of determining net asset value.

     All assets and liabilities denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank prior to the time of conversion.

34
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

     A Portfolio may quote performance in terms of yield or total return. All performance information is based on historical results and is not intended to indicate future performance. A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. To calculate standardized yield, a Portfolio takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the 30-day period. A
     Portfolio's  total  return  shows its  overall  change in value,  including changes in share price and assuming all the Portfolio's dividends and distributions are reinvested. A cumulative total return reflects a Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Portfolios' returns, you should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Portfolio net of applicable sales charges. A computation of yield or total return that does not take into account sales charges will be higher than a similar computation that takes into account payment of sales charges.

     The Portfolios' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., and IBC Financial Data, Inc. In addition, the performance of a Portfolio may be compared to securities indices. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of a Portfolio that invests its assets using different investment styles. Indices are not used in the management of a Portfolio but rather are standards by which the investment adviser and shareholders may compare the performance of the Portfolio to an unmanaged composite of securities with similar, but not identical, characteristics as the Portfolio. This material is not to be considered representative or indicative of future performance. All performance information for a Portfolio is calculated on a class basis.

--------------------------------------------------------------------------------
The Trust And Its Shares
--------------------------------------------------------------------------------

     The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Portfolio) and may divide portfolios or series into classes of shares (such as C Shares); the costs of doing so is borne by the Trust or Portfolio in accordance with the Trust Instrument. Currently the authorized shares of the Trust are divided into 39 separate series.

     Shareholder Voting And Other Rights. Each share of each series or class thereof of the Trust has equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of a class (and certain other expenses such as transfer agency and administration expenses) may be borne solely by those shares and each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law.
     Generally, shares are voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. You may redeem shares at net asset value. If you hold shares in a series, you are entitled to your pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

     Each Portfolio reserves the right to seek to achieve its investment objective by investing all of its assets in one or more registered investment companies having a substantially similar investment objective and policies.

     From time to time certain shareholders may own a large percentage of the shares of a Portfolio and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
     REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIOS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE

36



--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------

________________________________________________________________________________

Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN  55479-0040














________________________________________________________________________________













Shareholders Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

(c) 1998 Norwest Advantage Funds                       [Logo]NORWEST
10/98                                                        --------------
                                                             WEALTHBUILDER II

                             NORWEST ADVANTAGE FUNDS
                                Exchange Shares





                           READY CASH INVESTMENT FUND
                                 Exchange Shares

                                   PROSPECTUS

                                 October 1, 1998



































AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       OVERVIEW

The following is a summary of information about the Fund. Before investing, you should read the prospectus and consider the discussion under INVESTMENT OBJECTIVES, POLICIES AND RISKS.

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OBJECTIVE                         PRIMARY INVESTMENTS

High current income,              High-quality money market instruments of
preservation of capital and       U.S. and foreign issuers.
liquidity


CLASS OF SHARES

This prospectus offers Exchange Shares of the Fund. You may purchase Exchange Shares only through exchanges of B Shares of other funds of Norwest Advantage Funds. Exchange Shares are offered at net asset value. If you redeem Exchange Shares, you pay a contingent deferred sales charge. The amount of the charge depends on the length of time you have held the shares.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as a Portfolio. Except when necessary to describe the Fund's investments in the Portfolio, this prospectus discusses the Fund's investments in the Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $29 billion in assets. This prospectus generally refers to Norwest as the Adviser.

The FORUM FINANCIAL GROUP of companies provide management, administrative and underwriting services to the Funds.

PURCHASE OF SHARES

Exchange Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

EXCHANGES

You may exchange Exchange Shares for B Shares of other funds of Norwest Advantage Funds.

DISTRIBUTIONS

The Fund pays distributions of net investment income monthly.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. If you invest in the Fund, the income you receive will vary with changes in interest rates. In addition, the Fund's investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest and principal on its obligations when due. The Fund also has the risk that it may not be able to maintain a stable net asset value of $1.00 per share.

The Fund has the risk that the Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.

EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales charge imposed on purchases
     (as a percentage of offering price)                                    Zero
    Maximum deferred sales charge
     (as a percentage of the lesser of original
     purchase price or redemption proceeds)                              4.0%(1)


ANNUAL FUND OPERATING EXPENSES(2)(6)
         (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     Investment Advisory Fees                                       None
     Rule 12b-1 Fees (after fee waivers)(3)                        0.75%
     Other Expenses (after  reimbursements)                        0.42%
     Investment  Advisory Fees - Portfolio(4)                      0.33%
     Other Expenses - Portfolio  (after  reimbursements)           0.07%
     TOTAL OPERATING EXPENSES (after reimbursements)(5)            1.57%



(1) The amount of the contingent deferred sales charge applicable to any Exchange Share will depend upon the deferred sales charges of the B Shares originally purchased. The maximum possible contingent deferred sales charge is 4.0%. The charge declines from the maximum each year following the original purchase of B Shares until it reaches zero.
(2)  The Fund bears its pro rata share of the Portfolio's expenses.
(3)  Absent fee waivers, Rule 12b-1 Fees would be 1.00%.
(4) Norwest and Forum Financial Group have agreed to waive their respective fees or reimburse expenses in order to maintain the Fund's total combined operating expenses at or below 1.57%. Any reduction of those waivers or reimbursements would require review by the Fund's Board of Trustees.

(5) Absent estimated expense reimbursements and fee waivers, the expenses of Exchange Shares would be: Other Expenses, 4.00%; and Total Operating Expenses, 5.50%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.


EXAMPLE

The following hypothetical example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in the Fund's Shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

                                                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                         ------       -------       -------       --------
Assuming redemption at the end of the period              $56           $80           $106          $187
Assuming no redemption                                    $16           $50           $86           $187


2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years or since inception of the class. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. The information from June 1, 1994 through May 31, 1998 has been audited by KPMG Peat Marwick, LLP independent auditors, whose report dated July 21, 1998 about the Fund, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available at no charge upon request. These financial statements are incorporated by reference into the SAI. Other independent auditors audited information for prior periods.

                                                             Ready Cash Investment Fund
                                      --------------------------------------------------------------------------
                                                             Year Ended                               Period
                                                               May 31,                             Ended May 31,

                                      .........................................................    .............
                                                     ------------  . -----------
                                         1998           1997            1996           1995          1994(a)
                                      -----------    ------------    -----------    -----------    -------------

Beginning Net Asset Value per Share      $1.00          $1.00           $1.00         $1.00          $1.00
Net Investment Income                     0.050          0.040           0.043         0.038          0.001
Net Realized and Unrealized Loss on
   Investments                           (0.008)
Dividends from Net Investment Income     (0.042)        (0.040)         (0.043)       (0.038)        (0.001)
Ending Net Asset Value per Share         $1.00          $1.00           $1.00         $1.00          $1.00
Ratios to Average Net Assets:
   Expenses(b)                            1.56%          1.57%           1.57%         1.57%          1.53%(c)
   Net Investment Income                  4.21%          4.03%           4.32%         3.62%          2.48%(c)
Total Return                              4.29%          4.09%           4.38%         3.69%          2.51%(c)
Net Assets at End of Period (000s        $337           $655            $129           $160           $151
omitted)
------------------------------------- ----------- -- ------------

(a)  The Fund commenced the offering of Exchange Shares on May 9, 1994.
(b) During the periods, various fees and expenses were waived and reimbursed, respectively. Had these waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:
           Expenses                   5.57%    5.66%    8.24%   6.32%   1.85%(c)
(c)  Annualized.

--------------------------------------------------------------------------------
3.  GLOSSARY
--------------------------------------------------------------------------------

This Glossary of frequently used terms will help you understand the discussion of the Fund's objectives, policies and risks. Defined terms are capitalized when used in this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                ----------
Board                               The Board of  Trustees  of Norwest Advantage
                                    Funds.

CDSC                                Contingent deferred sales charge.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation, that rates fixed-income securities and money market mutual funds by relative credit risk.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A  security   issued  or  guaranteed  as  to
                                    principal   and    interest   by   the  U.S.
                                    Government,     its    agencies    or    its
                                    instrumentalities.


--------------------------------------------------------------------------------
4.  INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund's investments are made under the requirements of an SEC rule governing the investments that money market funds may make. The Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Fund may invest in securities with fixed, variable or floating rates of interest.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. The Fund invests at least 95% of its total assets in securities in the highest rating category.

The Fund invests in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, municipal securities and corporate debt securities. The Fund seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO.

The Fund may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks and wholly-owned banking-related subsidiaries of foreign banks. The Fund limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

The Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies and their subsidiaries. The Fund may not invest more than 25% of its total assets in any other single industry.

The Fund has the following types of primary risks, which are listed in alphabetical order:


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

FOREIGN RISK. The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

INTEREST RATE RISK. The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in the Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity.

5.  MANAGEMENT OF THE FUND

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Portfolio. In this capacity, Norwest makes investment decisions for and administers the Portfolio's investment programs. Norwest receives an investment advisory fee from the Portfolio
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.


PORTFOLIO MANAGERS: David D. Sylvester, Laurie R. White and Robert G. Leuty are primarily responsible for the day-to-day management of the Fund's investments. They became portfolio managers for the Portfolio in 1987, 1991 and 1998, respectively. Mr. Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. Ms. White is a Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992, has been associated in various investment management capacities since 1993 and has been in his present capacity of Senior Portfolio Manager since 1998.

ADVISORY FEE: The Adviser receives 0.40% annually of the Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in a Portfolio or Portfolios. If the Fund redeems its assets from the Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent and custodian.


6.       CHARACTERISTICS OF EXCHANGE SHARES


Exchange Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

If you redeem Exchange Shares, there will be a CDSC on the redemption to the extent that there would be a CDSC if you were redeeming the B Shares you originally purchased. The amount of the CDSC will vary depending which fund's shares you originally purchased and the number of years between the purchase of those shares and the redemption of the Exchange Shares. You will pay the CDSC on the lesser of the cost of the B Shares originally purchased and the net asset value of the Exchange Shares upon redemption. There is no CDSC on Exchange Shares purchased through reinvestments of distributions.

The Fund will redeem shares so that you pay the lowest possible CDSC. Redemptions will automatically be made first from any Investor Shares in the Fund, second from Exchange Shares acquired pursuant to reinvestment of distributions, third from Exchange Shares which have been held for long enough so that there is no applicable CDSC and fourth from the longest outstanding remaining Exchange Shares.

CONVERSION FEATURE. Exchange Shares will automatically convert to Investor Shares of the Fund (a class of the Fund's shares that does not have a CDSC or distribution fees) when the B Shares you originally purchased would have converted to A Shares had they not been exchanged. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, the Fund will consider Exchange Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any Exchange Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, Exchange Shares might continue to pay their distribution fee indefinitely.

9.       PURCHASE AND REDEMPTION OF SHARES

You may exchange for or redeem shares at a price equal to their net asset value next determined, subject in the case of redemptions to a CDSC, after receipt of your exchange order or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You  may  exchange  for  Exchange   Shares   directly  or  through  a  financial
institution. The Fund's transfer agent processes all transactions in Fund shares. Exchange Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Your shares become eligible to receive distributions on the day that your exchange order is received in proper form.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

The Fund must receive purchase and redemption orders before the times indicated below. Times indicated are Eastern Time.

    order must be        payment must be
     received by           received by

     3:00 p.m.             4:00 p.m.

The Fund may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect the Fund's trading hours.

PURCHASING SHARES DIRECTLY

If you exchange B Shares for Exchange Shares, you will have an account opened automatically. Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

EXCHANGES BY MAIL. You may exchange B Shares for the Fund's Exchange Shares by sending a written request accompanied by any share certificates you have been issued to Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Ready Cash Investment Fund, Exchange Shares
                           Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

Sign all requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may exchange B Shares for Exchange Shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

EXCHANGES THROUGH FINANCIAL INSTITUTIONS

You may exchange and redeem shares through certain broker-dealers, banks and other financial institutions. When you exchange for the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent exchanges in writing, by telephone or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Exchange Shares on any Fund Business Day at their net asset value subject to a CDSC in the amount you would have had to pay if you had not exchanged your original B Shares. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions on the day on which the redemption is effective.

Redemption orders are accepted up to the times indicated above for acceptance of exchange orders. As described above, the Fund may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless (1) your bank has not cleared the check originally used to purchase shares (which may take up to 15 days), (2) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, the Fund may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should contact the transfer agent to elect those features. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank wire redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange Exchange Shares for B Shares of the funds of Norwest Advantage Funds that offer B Shares. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may exchange Fund shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the shares you originally purchased.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.


8.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

The Fund declares distributions of net investment income daily and pays distributions monthly. The Fund distributes net capital gain, if any, at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.


* Under the Reinvestment Option, all distributions are automatically invested in additional shares of the Fund. You are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Funds are managed so that they do not owe federal income or excise taxes. The Fund's distributions of net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. The Fund's income from foreign investments may be subject to foreign income or other taxes.

9.       OTHER INFORMATION


INVESTMENT POLICIES

Except as otherwise indicated, the Board may change the Fund's investment policies without shareholder approval. The Fund's investment objective requires shareholder approval to amend.



DOWNGRADED SECURITIES

The Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund.


YEAR 2000 AND EURO

The Funds could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.



DETERMINATION OF NEW ASSET VALUE

The Fund determines its net asset value at 3:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

In order to maintain net asset value per share at $1.00, the Fund values its portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The Fund bears its pro rata portion of the expenses of the Portfolio. The Board may redeem the Fund's investment in the Portfolio. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.



If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker or trust officer, by contacting Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling 1-800-xxx-xxxx or 1-207-879-0001.

The Fund's reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.

                            NORWEST ADVANTAGE FUNDS





                           READY CASH INVESTMENT FUND
                             Public Entities Shares

                                   PROSPECTUS

                                 October 1, 1998





























AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NO GOVERNMENTAL AGENCY, INCLUDING THE U.S. SECURITIES AND EXCHANGE COMMISSION, HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


1.       OVERVIEW

The following is a summary of information about the Fund. Before investing, you should read the prospectus and consider the discussion under Investment Objectives, Policies and Risks.

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE

--------------------------------------------------------------------------------
OBJECTIVE                         PRIMARY INVESTMENTS
--------------------------------------------------------------------------------
High current income,              High-quality money market instruments of
preservation of capital and       U.S. and foreign issuers.
liquidity

CLASS OF SHARES

This prospectus offers Public Entities Shares of the Fund. Public Entities Shares are designed primarily for Minnesota public entities-- including county treasuries, school and water/sewer districts and other public entities.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as a Portfolio. Except when necessary to describe the Fund's investments in the Portfolio, this prospectus discusses the Fund's investments in the Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $[ ] billion in assets. This prospectus generally refers to Norwest as the Adviser.

The FORUM FINANCIAL GROUP of companies provide management, administrative and underwriting services to the Funds.

PURCHASE AND REDEMPTION OF SHARES

You may purchase or redeem shares without sales or other charges. Public Entities Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

EXCHANGES

You may exchange your shares for shares of certain other funds of Norwest Advantage Funds.

DISTRIBUTIONS

The Fund pays distributions of net investment income monthly.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. If you invest in the Fund, the income you receive will vary with changes in interest rates. In addition, the Fund's investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to pay the interest and principal on its obligations when due. The Fund also has the risk that it may not be able to maintain a stable net asset value of $1.00 per share.

The Fund has the risk that the Adviser may not be successful in carrying out its investment strategy, that a portfolio manager may prove difficult to replace if he or she becomes unavailable to manage the Fund and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.

EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly or indirectly when you invest in the Fund. There are no transaction charges for purchasing, redeeming or exchanging shares. Public Entities Shares do not have distribution expenses.

ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


Investment Advisory Fee(after fee waivers)(2)                             0.33%
Other Expenses (after fee waivers and reimbursements)(3)                  0.22%
                                                                          -----
Total Operating Expenses (after fee waivers and reimbursements)(3)        0.55%


(1) The expenses are estimated. The Fund indirectly bears its pro rata share of the Portfolio's expenses.
(2) Investment Advisory Fee reflects the investment advisory fee incurred by the Portfolio.
(3) Absent estimated expense reimbursements and fee waivers, the expenses would be: Other Expenses, 0.56% and Total Operating Expenses, 0.89%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.


EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in the Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all distributions. THE EXAMPLE DOES NOT REPRESENT OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN IN THE EXAMPLE.

          1 YEAR            3 YEARS           5 YEARS          10 YEARS
          ------            -------           -------          --------
            $6                 18                31               69

2. GLOSSARY

This Glossary of frequently used terms will help you understand the discussion of the Fund's objectives, policies and risks. Defined terms are capitalized when used in this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Term                                Definition
----                                -----------
Board                               The Board of Trustees of  Norwest  Advantage
                                    Funds.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation, that rates fixed-income securities and preferred stock by relative credit risk. NRSROs also rate money market mutual funds.

SEC                                 The U.S. Securities and Exchange Commission.

U.S. Government Security            A   security  issued  or  guaranteed  as  to
                                    principal   and   interest   by   the   U.S.
                                    Government,    its    agencies    or     its
                                    instrumentalities.

--------------------------------------------------------------------------------
3.  INVESTMENT OBJECTIVES, POLICIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund's investments are made under the requirements of an SEC rule governing the investments that money market funds may make. The Fund invests only in high-quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Fund may invest in securities with fixed, variable or floating rates of interest.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in 1 of the 2 highest rating categories by 2 NRSROs or, if only 1 NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. The Fund invests at least 95% of its total assets in securities in the highest rating category.

The Fund invests in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, municipal securities and corporate debt securities. The Fund seeks to maintain a rating within the 2 highest short-term categories assigned by at least 1 NRSRO.

The Fund may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks and wholly-owned banking-related subsidiaries of foreign banks. The Fund limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

The Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies and their subsidiaries. The Fund may not invest more than 25% of its total assets in any other single industry.

The Fund has the following types of primary risks, which are listed in alphabetical order:

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

FOREIGN RISK. The risk that foreign investments may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Also, the risk that the price of a foreign issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issues.

INTEREST RATE RISK. The risk that changes in interest rates may affect the value of your investment. With fixed-rate securities, including U.S. Government Securities, an increase in interest rates typically causes the value of a Fund's fixed-rate securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in the Fund is subject to risk even if all the fixed-income securities in the Fund's portfolio are paid in full at maturity.

4.  MANAGEMENT OF THE FUND

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Portfolio. In this capacity, Norwest makes investment decisions for and administers the Portfolio's investment programs. Norwest receives an investment advisory fee from the Portfolio.
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479.

PORTFOLIO MANAGERS: David D. Sylvester, Laurie R. White and Robert G. Leuty are primarily responsible for the day-to-day management of the Fund's investments. They became portfolio managers for the Portfolio in 1987, 1991 and 1998, respectively. Mr. Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. Ms. White is a Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992, has been associated in various investment management capacities since 1993 and has been in his present capacity of Senior Portfolio Manager since 1998.

ADVISORY FEE: The Adviser receives 0.40% annually of the Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in a Portfolio or Portfolios. If the Fund redeems its assets from the Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

OTHER FUND SERVICES

The FORUM FINANCIAL GROUP of companies provide managerial, administrative and underwriting services to the Funds. NORWEST BANK acts as the Funds' transfer agent, distribution disbursing agent and custodian.

5.       PURCHASES AND REDEMPTIONS OF SHARES

You may purchase or redeem shares at a price equal to their net asset value next determined after receipt of your purchase order or redemption request in proper form on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Fund's transfer agent processes all transactions in Fund shares.

You may purchase and redeem Fund shares without a sales or redemption charge. Public Entities Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments. Your shares become eligible to receive distributions on the day that your purchase order is received in proper form.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

Your order will not be complete until the Fund receives immediately available funds. The Fund must receive purchase and redemption orders before the times indicated below. Times indicated are Eastern Time.

    order must be        payment must be
     received by           received by
     -----------           -----------
      3:00 p.m.             4:00 p.m.

The Fund may advance the time by which purchase or redemption orders and payments must be received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early, the Public Securities Association recommends that the government securities markets close early or other circumstances affect the Fund's trading hours.

PURCHASE PROCEDURES

PURCHASING SHARES DIRECTLY

         You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Ready Cash Investment Fund, Public Entities Shares Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within 2 business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Fund's distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE You must first telephone the Fund's transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment by bank wire. Then instruct your bank to wire your money immediately to:

                           Norwest Bank Minnesota, N.A.
                           A091 000 019
                           For Credit to: Norwest Advantage Funds 0844-131

                          Re: Ready Cash Investment Fund, Public Entities Shares Account No.:
                          Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Fund does not charge for the receipt of wire transfers. The Fund treats payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive distributions on the day on which the redemption is effective.

Redemption orders are accepted up to the times indicated above for acceptance of purchase orders. As described above, the Fund may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, the Fund may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem shares by telephone if you have certificates for those shares.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange Public Entities Shares for shares of other funds of Norwest Advantage Funds. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

          6.      DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

The Fund declares distributions of net investment income daily and pays distributions monthly. The Fund distributes net capital gain, if any, at least annually.

You have 3 choices for receiving distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

* Under the Reinvestment Option, all distributions are automatically invested in additional shares of the Fund. You are automatically assigned this option unless you select another option.

*    Under the Cash Option, you are paid all distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's distributions reinvested in shares of another fund of Norwest Advantage Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

     All distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the distribution.

TAX MATTERS

The Funds are managed so that they do not owe Federal income or excise taxes. The Fund's distributions of net investment income (including net short-term capital gain) are taxable as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. The Fund's income from foreign investments may be subject to foreign income or other taxes.

7.       OTHER INFORMATION

--------------------------------------------------------------------------------
INVESTMENT POLICIES
--------------------------------------------------------------------------------

Except as otherwise indicated, the Board may change the Fund's investment policies without shareholder approval. The Fund's investment objective requires shareholder approval to amend.


--------------------------------------------------------------------------------
DOWNGRADED SECURITIES
--------------------------------------------------------------------------------

The Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund.


--------------------------------------------------------------------------------
YEAR 2000 AND EURO
--------------------------------------------------------------------------------

The Funds could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Funds' investments.

Norwest and Forum Financial Group are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund determines its net asset value at 3:00p.m., Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

In order to maintain net asset value per share at $1.00, the Fund values its portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

The Fund bears its pro rata portion of the expenses of the Portfolio. The Board may redeem the Fund's investment in the Portfolio. The Fund could then invest directly in portfolio securities or could re-invest in 1 or more different Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE

If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker or trust officer, by contacting Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling 1-800-xxx-xxxx or 1-207-879-0001.

The Fund's reports and SAI are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.